                                             REGISTRATION NOS. 33-75292/811-3240


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                       -----------------------------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Pre-Effective Amendment No.       [ ]
                        Post Effective Amendment No. 20   [X]
                                                     --
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                       Amendment No. 73   [X]
                                                     --

                       -----------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (713) 831-3150
               (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                       -----------------------------------

                             MARY L. CAVANAUGH, ESQ.
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                       -----------------------------------

              It is proposed that this filing will become effective:
          [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
          [X] On May 1, 2002 pursuant to paragraph (b) of Rule 485
          [ ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485
          [ ] on [date] pursuant to paragraph (a) (1) of Rule 485

                       -----------------------------------

                      TITLE OF SECURITIES BEING REGISTERED:
            Group and Individual Fixed and Variable Annuity Contracts
                               PORTFOLIO DIRECTOR
                              PORTFOLIO DIRECTOR 2
                             PORTFOLIO DIRECTOR PLUS

                                                             [PORTFOLIO DIRECTOR
                                                FIXED AND VARIABLE ANNUITY LOGO]

                                                              SEPARATE ACCOUNT A
                                                      FIXED AND VARIABLE ANNUITY
                                                           FOR SERIES 1.00-12.00

                                                                      Prospectus

                                                                     May 1, 2002



                                                                          [LOGO]

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
UNITS OF INTEREST UNDER GROUP AND INDIVIDUAL
FIXED AND VARIABLE ANNUITY CONTRACTS
PORTFOLIO DIRECTOR-REGISTERED TRADEMARK- PLUS, PORTFOLIO DIRECTOR 2, AND PORTFOLIO DIRECTOR
SEPARATE ACCOUNT A

FOR SERIES 1 TO 12                                                   May 1, 2002


PROSPECTUS

The Variable Annuity Life Insurance Company ("VALIC") offers certain Series of Portfolio Director Plus, Portfolio Director 2, and Portfolio Director (referred to collectively as "Portfolio Director" in this prospectus), that consist of group and individual fixed and variable annuity contracts (the "Contracts") to Participants in certain employer sponsored retirement plans. Portfolio Director may be available to you when you participate in a retirement program that qualifies for deferral of federal income taxes. Non-qualified contracts are also available for certain employer plans as well as for certain after-tax arrangements that are not part of an employer's plan.

Portfolio Director permits you to invest in and receive retirement benefits in one or more Fixed Account Options and/or an array of Variable Account Options described in this prospectus. If your contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. If your contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your contract.

--------------------------------------------------------------------------------

This prospectus provides you with information you should know before investing in Portfolio Director. Please read and retain this prospectus for future reference.


A Statement of Additional Information, dated May 1, 2002, contains additional information about Portfolio Director and is part of this prospectus. For a free copy call 1-800-428-2542 (option 3). The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov).


INVESTMENT IN THE CONTRACTS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE SURRENDERED, THE VALUE MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENTS.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                    PAGE
                                                    ----
ABOUT THE PROSPECTUS..............................     1
FEE TABLE.........................................     2
SUMMARY...........................................     7
SELECTED PURCHASE UNIT DATA.......................    16
GENERAL INFORMATION...............................    17
    About Portfolio Director......................    17
    About VALIC...................................    17
    About VALIC Separate Account A................    17
    Units of Interests............................    18
    Distribution of the Contracts.................    18
VARIABLE ACCOUNT OPTIONS..........................    18
PURCHASE PERIOD...................................    19
    Account Establishment.........................    19
    When Your Account Will Be Credited............    20
    Purchase Units................................    20
    Calculation of Purchase Unit Value............    20
    Choosing Investment Options...................    20
      Fixed Account Options.......................    21
      Variable Account Options....................    21
    Stopping Purchase Payments....................    21
TRANSFERS BETWEEN INVESTMENT OPTIONS..............    22
    During the Purchase Period....................    22
    During the Payout Period......................    22
    Communicating Transfer or Reallocation
      Instructions................................    22
    Effective Date of Transfer....................    23
    Market Timing.................................    23
FEES AND CHARGES..................................    23
    Account Maintenance Fee.......................    23
    Surrender Charge..............................    24
      Amount of Surrender Charge..................    24
      10% Free Withdrawal.........................    24
      Exceptions to Surrender Charge..............    24
    Premium Tax Charge............................    25
    Separate Account Charges......................    25
    Fund Annual Expense Charges...................    25
    Other Tax Charges.............................    25
    Reduction or Waiver of Account Maintenance
      Fee, Surrender, Mortality and Expense Risk
      Fee or Administration and Distribution Fee
      Charges.....................................    25
    Separate Account Expense Reimbursement........    26
    Market Value Adjustment.......................    26
PAYOUT PERIOD.....................................    27
    Fixed Payout..................................    27
    Variable Payout...............................    27
    Combination Fixed and Variable Payout.........    27
    Payout Date...................................    27
    Payout Options................................    27
    Enhancements to Payout Options................    28
    Payout Information............................    28
SURRENDER OF ACCOUNT VALUE........................    29
    When Surrenders Are Allowed...................    29
    Surrender Process.............................    29
    Amount That May Be Surrendered................    29
    Surrender Restrictions........................    29
    Partial Surrenders............................    30
    Systematic Withdrawals........................    30
    Distributions Required by Federal Tax Law.....    30
                                                    PAGE
                                                    ----

EXCHANGE PRIVILEGE................................    30
    Restrictions on Exchange Privilege............    30
    Taxes and Conversion Costs....................    31
    Surrender Charges.............................    31
    Exchange Offers for Contracts Other Than
      Portfolio Director..........................    31
    Comparison of Contracts.......................    31
    Features of Portfolio Director................    32
    Agents' and Managers' Retirement Plan Exchange
      Offer.......................................    32
DEATH BENEFITS....................................    33
    The Process...................................    33
    Beneficiary Information.......................    33
    Special Information for Individual Non-Tax
      Qualified Contracts.........................    33
    During the Purchase Period....................    33
      Interest Guaranteed Death Benefit...........    33
      Standard Death Benefit......................    34
    During the Payout Period......................    34
HOW TO REVIEW INVESTMENT PERFORMANCE OF SEPARATE
  ACCOUNT DIVISIONS...............................    34
    Types of Investment Performance Information
      Advertised..................................    35
      Total Return Performance Information........    35
        Standard Average Annual Total Return......    35
        Nonstandard Average Annual Total Return...    35
        Cumulative Total Return...................    35
        Annual Change in Purchase Unit Value......    35
        Cumulative Change in Purchase Unit Value..    35
        Total Return Based on Different Investment
          Amounts.................................    35
        An Assumed Account Value of $10,000.......    36
    Yield Performance Information.................    36
      Money Market Divisions......................    36
      Divisions Other Than The Money Market
        Divisions.................................    36
OTHER CONTRACT FEATURES...........................    36
    Changes That May Not Be Made..................    36
    Change of Beneficiary.........................    36
    Contingent Owner..............................    36
    Cancellation -- The 20 Day "Free Look"........    37
    We Reserve Certain Rights.....................    37
    Variable Account Option Changes...............    37
    Relationship to Employer's Plan...............    37
VOTING RIGHTS.....................................    37
    Who May Give Voting Instructions..............    37
    Determination of Fund Shares Attributable to
      Your Account................................    38
      During Purchase Period......................    38
      During Payout Period or after a Death
        Benefit Has Been Paid.....................    38
    How Fund Shares Are Voted.....................    38
FEDERAL TAX MATTERS...............................    38
    Type of Plans.................................    38
    Tax Consequences in General...................    39
    Effect of Tax-Deferred Accumulations..........    40


                                      (i)

[SIDE NOTE]

PARTICIPANT -- THE INDIVIDUAL, (IN MOST CASES YOU ARE THE PARTICIPANT) FOR WHOM PURCHASE PAYMENTS ARE MADE.

[END SIDE NOTE]

ABOUT THE PROSPECTUS
---------------------------------------------------

Unless otherwise specified in this prospectus, the words "we", "our", "Company", and "VALIC" mean The Variable Annuity Life Insurance Company. The words "you" and "your", unless otherwise specified in this prospectus, mean the participant, contract owner, annuitant or beneficiary.

We will use a number of other specific terms in this prospectus. The specific terms that we define for you in this prospectus are:


DEFINED TERMS                                       PAGE NO.
-------------                                       --------

Account Value.....................................     22

Annuitant.........................................     33

Assumed Investment Rate...........................     27

Beneficiary.......................................     33

Contract Owner....................................     33

Divisions.........................................     34

Fixed Account Options.............................     33

Home Office.......................................     22

Mutual Fund or Fund...............................     17

Participant.......................................     01

Participant Year..................................     24

Payout Period.....................................     22

Payout Unit.......................................     27

Proof of Death....................................     33

Purchase Payments.................................   19, 34

Purchase Period...................................     22

Purchase Unit.....................................     20

VALIC Separate Account A..........................     37

Variable Account Options..........................   18, 33


This prospectus is being given to you to help you make decisions for selecting various investment options and benefits to plan and save for your retirement. It is intended to provide you with information about VALIC, Portfolio Director, and saving for your retirement.

The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns which are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.

This prospectus describes a contract in which units of interest in VALIC's Separate Account A are offered. Portfolio Director will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. Variable Account Options are referred to as Divisions (subaccounts) in VALIC Separate Account A. Each Separate Account Division represents our investment in a different mutual fund. This prospectus describes only the variable aspects of Portfolio Director except where the Fixed Account Options are specifically mentioned.


For specific information about the Variable Account Options, you may refer to the mutual fund prospectuses, available at www.aigvalic.com (or call 1-800-428-2542, option 3).


Following this introduction is a summary of the major features and options of Portfolio Director. It is intended to provide you with a brief overview of those sections discussed in more detail in this prospectus.

FEE TABLE
------------------------------------------------------------------

CONTRACT OWNER/PARTICIPANT EXPENSES(1)
  Maximum Surrender Charge(2)                       5.00%
ACCOUNT MAINTENANCE FEE ($3.75 per quarter,
  annualized)(2)                                    $ 15
SEPARATE ACCOUNT EXPENSES
(as a percentage of Separate Account average net
  assets):


                                                      MORTALITY    ADMINISTRATION       SEPARATE         TOTAL
                                                     AND EXPENSE  AND DISTRIBUTION  ACCOUNT EXPENSE    SEPARATE
 FUND                                                RISK FEE(3)       FEE(3)       REIMBURSEMENT(4)  ACCOUNT FEE
 ----                                                -----------  ----------------  ----------------  -----------
 VALIC COMPANY I
   Asset Allocation Fund                                  0.25%            0.75%               --          1.00%
   Blue Chip Growth Fund                                  0.25             0.75                --          1.00
   Capital Conservation Fund                              0.25             0.75                --          1.00
   Core Equity Fund                                       0.25             0.75                --          1.00
   Government Securities Fund                             0.25             0.75                --          1.00
   Growth & Income Fund                                   0.25             0.75                --          1.00
   Health Sciences Fund                                   0.25             0.75                --          1.00
   Income & Growth Fund                                   0.25             0.75                --          1.00
   International Equities Fund                            0.25             0.75                --          1.00
   International Government Bond Fund                     0.25             0.75                --          1.00
   International Growth I Fund                            0.25             0.75                --          1.00
   Large Cap Growth Fund                                  0.25             0.75                --          1.00
   Mid Cap Index Fund                                     0.25             0.75                --          1.00
   Money Market I Fund                                    0.25             0.75                --          1.00
   Nasdaq 100 Index Fund                                  0.25             0.75                --          1.00
   Opportunities Fund                                     0.25             0.75                --          1.00
   Science & Technology Fund                              0.25             0.75                --          1.00
   Small Cap Fund                                         0.25             0.75                --          1.00
   Small Cap Index Fund                                   0.25             0.75                --          1.00
   Social Awareness Fund                                  0.25             0.75                --          1.00
   Stock Index Fund                                       0.25             0.75                --          1.00
   Value Fund                                             0.25             0.75                --          1.00
 VALIC COMPANY II
   Aggressive Growth Lifestyle Fund                       0.25             0.75             (0.25%)        0.75
   Capital Appreciation Fund                              0.25             0.75             (0.25)         0.75
   Conservative Growth Lifestyle Fund                     0.25             0.75             (0.25)         0.75
   Core Bond Fund                                         0.25             0.75             (0.25)         0.75
   High Yield Bond Fund                                   0.25             0.75             (0.25)         0.75
   International Growth II Fund                           0.25             0.75             (0.25)         0.75
   Large Cap Value Fund                                   0.25             0.75             (0.25)         0.75
   Mid Cap Growth Fund                                    0.25             0.75             (0.25)         0.75
   Mid Cap Value Fund                                     0.25             0.75             (0.25)         0.75
   Moderate Growth Lifestyle Fund                         0.25             0.75             (0.25)         0.75
   Money Market II Fund                                   0.25             0.75             (0.25)         0.75
   Small Cap Growth Fund                                  0.25             0.75             (0.25)         0.75
   Small Cap Value Fund                                   0.25             0.75             (0.25)         0.75
   Socially Responsible Fund                              0.25             0.75             (0.25)         0.75
   Strategic Bond Fund                                    0.25             0.75             (0.25)         0.75
 American Century Ultra Fund                              0.25             1.00             (0.21)         1.04
 Ariel Appreciation Fund                                  0.25             1.00             (0.25)         1.00
 Ariel Fund                                               0.25             1.00             (0.25)         1.00
 Credit Suisse Small Cap Growth Fund, Common Class        0.25             1.00             (0.25)         1.00
 Dreyfus BASIC U.S. Mortgage Securities Fund              0.25             1.00             (0.25)         1.00
 Evergreen Growth & Income Fund, Class A                  0.25             1.00             (0.25)         1.00
 Evergreen Small Cap Value Fund, Class A                  0.25             1.00             (0.25)         1.00
 Evergreen Value Fund, Class A                            0.25             1.00             (0.25)         1.00
 Evergreen Special Equity Fund, Class A                   0.25             1.00             (0.25)         1.00
 INVESCO Growth Fund, Investor Class                      0.25             1.00             (0.25)         1.00
 Janus Adviser Worldwide Fund                             0.25             1.00             (0.25)         1.00
 Janus Fund                                               0.25             1.00             (0.25)         1.00
 Lou Holland Growth Fund                                  0.25             1.00             (0.25)         1.00
 MSIF Trust Mid Cap Growth Portfolio, Adviser Class       0.25             1.00             (0.25)         1.00
 Putnam Global Growth Fund, Class A                       0.25             1.00             (0.25)         1.00
 Putnam New Opportunities Fund, Class A                   0.25             1.00             (0.25)         1.00
 Putnam OTC & Emerging Growth Fund, Class A               0.25             1.00             (0.25)         1.00
 Sit Mid Cap Growth Fund                                  0.25             1.00             (0.25)         1.00
 Sit Small Cap Growth Fund                                0.25             1.00             (0.25)         1.00
 Templeton Foreign Fund, Class A                          0.25             1.00             (0.25)         1.00
 Templeton Global Asset Allocation Fund, Class 1          0.25             1.00                --          1.25
 Vanguard Lifestrategy Conservative Growth Fund           0.25             1.00                --          1.25
 Vanguard Lifestrategy Growth Fund                        0.25             1.00                --          1.25
 Vanguard Lifestrategy Moderate Growth Fund               0.25             1.00                --          1.25
 Vanguard Long-Term Corporate Fund                        0.25             1.00             (0.25)         1.00
 Vanguard Long-Term Treasury Fund                         0.25             1.00             (0.25)         1.00
 Vanguard Wellington Fund                                 0.25             1.00                --          1.25
 Vanguard Windsor II Fund                                 0.25             1.00                --          1.25

------------------------------------------------------------------

FUND ANNUAL EXPENSES
(as a percentage of net assets):


                                                     MANAGEMENT                  OTHER         TOTAL FUND
                                                        FEES                    EXPENSES        EXPENSES
                                                     (AFTER FEE              (AFTER EXPENSE  (AFTER EXPENSE
 FUND                                                 WAIVER)    12B-1 FEES    WAIVER)(6)       WAIVER)
 ----                                                ----------  ----------  --------------  --------------
 VALIC COMPANY I (7)
   Asset Allocation Fund                                 0.50%         --            0.12%          0.62%
   Blue Chip Growth Fund                                 0.80          --            0.11           0.91
   Capital Conservation Fund                             0.50          --            0.12           0.62
   Core Equity Fund                                      0.80          --            0.05           0.85
   Government Securities Fund                            0.50          --            0.12           0.62
   Growth & Income Fund                                  0.75          --            0.10           0.85
   Health Sciences Fund                                  1.00          --            0.11           1.11
   Income & Growth Fund                                  0.77          --            0.06           0.83
   International Equities Fund                           0.35          --            0.11           0.46
   International Government Bond Fund                    0.50          --            0.12           0.62
   International Growth I Fund                           1.00          --            0.06           1.06
   Large Cap Growth Fund                                 0.95          --            0.11           1.06
   Mid Cap Index Fund                                    0.30          --            0.12           0.42
   Money Market I Fund                                   0.50          --            0.10           0.60
   Nasdaq 100 Index Fund                                 0.40          --            0.12           0.52
   Opportunities Fund                                    0.95          --            0.10           1.05
   Science & Technology Fund                             0.90          --            0.10           1.00
   Small Cap Fund                                        0.90          --            0.05           0.95
   Small Cap Index Fund                                  0.35          --            0.12           0.47
   Social Awareness Fund                                 0.50          --            0.12           0.62
   Stock Index Fund                                      0.26          --            0.12           0.38
   Value Fund                                            0.78          --            0.58           1.36
 VALIC COMPANY II (8)
   Aggressive Growth Lifestyle Fund (9)                  0.10          --            0.00           0.10
   Capital Appreciation Fund                             0.55          --            0.30           0.85
   Conservative Growth Lifestyle Fund (9)                0.10          --            0.00           0.10
   Core Bond Fund                                        0.50          --            0.27           0.77
   High Yield Bond Fund                                  0.70          --            0.29           0.99
   International Growth II Fund                          0.90          --            0.11           1.01
   Large Cap Value Fund                                  0.50          --            0.31           0.81
   Mid Cap Growth Fund                                   0.80          --            0.05           0.85
   Mid Cap Value Fund                                    0.75          --            0.30           1.05
   Moderate Growth Lifestyle Fund (9)                    0.10          --            0.00           0.10
   Money Market II Fund                                  0.25          --            0.31           0.56
   Small Cap Growth Fund                                 0.85          --            0.31           1.16
   Small Cap Value Fund                                  0.75          --            0.20           0.95
   Socially Responsible Fund                             0.25          --            0.31           0.56
   Strategic Bond Fund                                   0.60          --            0.29           0.89
 American Century Ultra Fund (10)                        0.98          --              --           0.98
 Ariel Appreciation Fund                                 0.75        0.25%           0.26           1.26
 Ariel Fund                                              0.65        0.25            0.29           1.19
 Credit Suisse Small Cap Growth Fund, Common
   Class (10, 11)                                        0.42        0.25            0.73           1.40
 Dreyfus BASIC U.S. Mortgage Securities Fund
   (10,12)                                               0.38          --            0.27           0.65
 Evergreen Growth & Income Fund, Class A                 0.76        0.25            0.47           1.48
 Evergreen Small Cap Value Fund, Class A (10, 13)        0.87        0.25            0.43           1.55
 Evergreen Value Fund, Class A                           0.42        0.25            0.41           1.08
 Evergreen Special Equity Fund, Class A (14)             0.65        0.25            0.34           1.24
 INVESCO Growth Fund, Investor Class (10)                0.53        0.25            0.38           1.16
 Janus Adviser Worldwide Fund (15)                       0.60        0.25            0.35           1.20
 Janus Fund                                              0.65          --            0.19           0.84
 Lou Holland Growth Fund (16)                            0.85          --            0.50           1.35
 MSIF Trust Mid Cap Growth Portfolio, Adviser
   Class (10)                                            0.50        0.25            0.11           0.86
 Putnam Global Growth Fund, Class A                      0.63        0.25            0.27           1.15
 Putnam New Opportunities Fund, Class A                  0.46        0.25            0.18           0.89
 Putnam OTC & Emerging Growth Fund, Class A              0.52        0.25            0.27           1.04
 Sit Mid Cap Growth Fund (17)                            1.15          --            0.00           1.15
 Sit Small Cap Growth Fund                               1.50          --            0.00           1.50
 Templeton Foreign Fund, Class A (10)                    0.61        0.25            0.32           1.18
 Templeton Global Asset Allocation Fund, Class 1
   (10)                                                  0.61          --            0.20           0.81
 Vanguard Lifestrategy Conservative Growth Fund
   (10, 18)                                                --          --              --           0.00
 Vanguard Lifestrategy Growth Fund (10, 18)                --          --              --           0.00
 Vanguard Lifestrategy Moderate Growth Fund (10,
   18)                                                     --          --              --           0.00
 Vanguard Long-Term Corporate Fund (10)                  0.30          --            0.02           0.32
 Vanguard Long-Term Treasury Fund (10)                   0.27          --            0.02           0.29
 Vanguard Wellington Fund (10)                           0.35          --            0.01           0.36
 Vanguard Windsor II Fund (10)                           0.39          --            0.01           0.40

------------------------------------------------------------------

------------



(1)  Premium taxes are not shown here, but may be charged by some states. See:
     "Premium Tax Charge" in this prospectus.
(2) Reductions in the surrender charge and the account maintenance fee are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" and "Exceptions to Surrender Charge" in this prospectus.
(3) Reductions in the mortality and expense risk fee or administration and distribution fee may be available for plan types meeting certain criteria. See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration Fee Charges" in this prospectus.
(4) For these Funds, the Total Separate Account Fee equals the VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee reduced by the Separate Account Expense Reimbursement. Pursuant to the Separate Account Expense Reimbursement the Company's charges to these Divisions are reduced by certain payments received from the underlying Fund and/or its affiliates or distributors for administrative and shareholder services provided by the Company. See "Fees and Charges -- Separate Account Expense Reimbursement" in this prospectus for more information.
(5) For these Funds the Total Separate Account Fee equals the VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee reduced by the Separate Account Expense Reimbursement. The Separate Account Expense Reimbursement reflects a voluntary expense reimbursement made by the Company directly to the Division, which may be terminated by the Company at any time without notice.
(6) OTHER EXPENSES includes custody, accounting, reports to shareholders, audit, legal, administrative and other miscellaneous expenses. See each Fund's prospectus for a detailed explanation of these fees.
(7) VALIC Company I: Effective January 1, 2002, the fund family name changed from North American Funds Variable Product Series I to VALIC Company I. Each series changed its name also, dropping the "North American-" prefix. Management has agreed to waive or reimburse certain fees. In the absence of this waiver, the management fees, other expenses, and total fund expenses, respectively, would have been: Core Equity Fund, 0.80%, 0.12%, and 0.92%; Growth & Income Fund, 0.75%, 0.12%, and 0.87%; Income & Growth Fund, 0.77%, 0.15%, and 0.92%; International Growth I Fund, 1.00%, 0.15%, and 1.15%;
     Large Cap Growth Fund, 0.95%, 0.13%, and 1.08%; Money Market I Fund, 0.50%, 0.12%, and 0.62%; Science & Technology Fund, 0.90%, 0.11%, and 1.01%; and
     Small Cap Fund, 0.90%, 0.15%, and 1.05%.
(8) VALIC Company II: Effective January 1, 2002, the fund family name changed from North American Funds Variable Product Series II to VALIC Company II. Each series changed its name also, dropping the "North American-" prefix, generally, except that the North American -- Goldman Sachs Large Cap Growth Fund changed its name to the Capital Appreciation Fund. Management has agreed to waive or reimburse certain fees. In the absence of this waiver, the management fees, other expenses, and total fund expenses, respectively, would have been: Capital Appreciation Fund, 0.55%, 0.56%, and 1.11%; Core Bond Fund, 0.50%, 0.51%, and 1.01%; High Yield Bond Fund, 0.70%, 0.51%, and
     1.21%; International Growth II Fund, 0.90%, 0.62%, and 1.52%; Large Cap Value Fund, 0.50%, 0.66%, and 1.16%; Mid Cap Growth Fund, 0.80%, 0.60%, and
     1.40%; Mid Cap Value Fund, 0.75%, 0.53%, and 1.28%; Money Market II Fund, 0.25%, 0.48%, and 0.73%; Small Cap Growth Fund, 0.85%, 0.57%, and 1.42%;
     Small Cap Value Fund, 0.75%, 0.82%, and 1.57%; Socially Responsible Fund, 0.25%, 0.54%, and 0.79%; and Strategic Bond Fund, 0.60%, 0.51%, and 1.11%.
(9) The Lifestyle Funds invest in the different series in VALIC Company I and VALIC Company II, and thus indirectly bear some of the expenses of those series. The Total Combined Operating Expenses, including the management fee and based on estimated total average weighted combined operating expenses, for the Aggressive Growth Lifestyle Fund, is 0.94%; for the Conservative Growth Lifestyle Fund, 0.85%; and for the Moderate Growth Lifestyle Fund, 0.90%.
(10) The American Century Ultra Fund was formerly known as the American Century -- Twentieth Century Ultra Fund. The Evergreen Small Cap Value Fund was formerly known as the Evergreen Small Cap Equity Income Fund. The Franklin Templeton Variable Insurance Products Trust was formerly known as the Templeton Variable Products Series Fund. The Templeton Foreign Fund -- Class A was formerly known as the Templeton Foreign Fund -- Class 1. VALIC Separate Account A purchases shares of the Templeton Foreign Fund -- Class A at net asset value and without sales charges generally applicable to Class A shares. The Vanguard Long-Term Corporate Fund was formerly known as the Vanguard Fixed Income Securities Fund -- Long-Term Corporate Portfolio; the Vanguard Long-Term Treasury Fund was formerly known as the Vanguard Fixed Income Securities Fund -- Long-Term U.S. Treasury Portfolio; the Vanguard LifeStrategy Conservative Growth Fund was formerly known as the Vanguard LifeStrategy Conservative Growth Portfolio; the Vanguard LifeStrategy Growth Fund was formerly known as the Vanguard LifeStrategy Growth Portfolio; the Vanguard LifeStrategy Moderate Growth Fund was formerly known as the Vanguard LifeStrategy Moderate Growth Portfolio; the Vanguard Wellington Fund was formerly known as the Vanguard/Wellington Fund and the Vanguard Windsor II Fund was formerly known as the Vanguard/Windsor II Fund. The INVESCO Blue Chip Growth Fund changed it name to the INVESCO Growth Fund effective October 1, 2001. The MAS Mid Cap Growth Portfolio changed its name to the Morgan Stanley Institutional Fund Trust ("MSIF Trust") Mid Cap Growth Portfolio, effective August 1, 2001. The Templeton Asset Strategy Fund changed its name to the Templeton Global Asset Allocation Fund, effective May 1, 2002. The Warburg Pincus Small Company Growth Fund changed its name to the Credit Suisse Small Cap Growth Fund on or about December 12, 2001. The Dreyfus Basic GNMA Fund changed its name to Dreyfus BASIC U.S. Mortgage Securities Fund effective May 1, 2002.
(11) Credit Suisse Small Cap Growth Fund: The Fund's investment adviser has agreed to reduce or waive its fees or reimburse the Fund for certain of its expenses, but may cease these waivers or reimbursements at any time. In the absence of these waivers, the management fees, distribution fees (12b-1), other expenses, and total fund expenses, respectively, would have been 1.00%, 0.25%, 0.73% and 1.98%.
(12) Dreyfus BASIC U.S. Mortgage Securities Fund: The expenses shown in the above expense table are for the fiscal year ended December 31, 2001 and reflect the portfolio adviser's waiver of fees or reimbursement of expenses for such fiscal year. Without such waivers or reimbursements, the management fee, other expenses and total portfolio annual expenses for December 31, 2001 for the Fund would have been, as a percentage of assets:
     0.60%, 0.27% and 0.87%, respectively.
(13) Evergreen Small Cap Value Fund: The Fund's investment adviser has agreed to waive its management fee and/or reimburse expenses for a period of two years beginning in July 2000 in order to limit the Fund's Total Fund Operating Expenses to 1.55%. In the absence of these waivers, the management fees, distribution fees (12b-1), other expenses, and total fund expenses would have been 0.90%, 0.25%, 0.43% and 1.58%, respectively.
(14) Evergreen Special Equity Fund: From time to time, the Fund's investment adviser may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. In the absence of these waivers, the management fees, distribution fees (12b-1), other expenses, and total fund expenses would have been 0.92%, 0.25%, 0.34 and 1.51%, respectively.
(15) Janus Adviser Worldwide Fund: Janus Capital has contractually agreed to waive the Fund's total operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) so that it will not exceed 1.20% until at least July 31, 2003. Without the fee waiver, the Management fee would have been 0.65% and Total Fund Expenses 1.25%.
(16) Lou Holland Growth Fund: The Investment Manager has contractually agreed to waive its fees and reimburse other expenses of the Growth Fund to the extent that the Fund's total operating expenses exceed 1.35%. Without the fee waivers and expense reimbursements, Total Fund Expenses would have been 2.32%. This agreement may be terminated only by the Fund's Board of Trustees.
(17) Sit Mid Cap Growth Fund: The Adviser voluntarily waived a portion of its fee through December 31, 2001. After December 31, 2002, these fee waivers may be terminated at any time by the Adviser. In the absence of these waivers, the management fees, other expenses, and total fund expenses would have been 1.25%, 0.00%, 0.00% and 1.25%, respectively.
(18) The Vanguard LifeStrategy Funds did not incur any direct expenses in fiscal year 2001. However, while the Funds are expected to operate without direct expenses, shareholders in the Vanguard LifeStrategy Funds bear indirectly the expenses of the underlying Vanguard Funds in which the Funds invest. The indirect expense ratios that the Vanguard LifeStrategy Conservative Growth Fund, Vanguard LifeStrategy Growth Fund and Vanguard LifeStrategy Moderate Growth Fund incurred for the year ended December 31, 2001 was 0.28%, 0.28% and 0.28%, respectively.

EXAMPLE #1 -- Assuming No Surrender at the End of the Period Shown:

--------------------------------------------------------------------------------


TOTAL EXPENSES. You would pay the following expenses on a $1,000 investment under a typical Portfolio Director Contract without a surrender charge imposed, invested in a single Separate Account Division listed below, assuming a 5% annual return on assets:



                                                     1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                     ------  -------  -------  --------
 VALIC COMPANY I
   Asset Allocation Fund                              $17      $52     $ 90      $197
   Blue Chip Growth Fund                               20       61      105       228
   Capital Conservation Fund                           17       52       90       197
   Core Equity Fund                                    19       59      102       222
   Government Securities Fund                          17       52       90       197
   Growth & Income Fund                                19       59      102       222
   Health Sciences Fund                                22       67      116       249
   Income & Growth Fund                                19       59      101       220
   International Equities Fund                         15       48       82       180
   International Government Bond Fund                  17       52       90       197
   International Growth I Fund                         21       66      113       244
   Large Cap Growth Fund                               21       66      113       244
   Mid Cap Index Fund                                  15       46       80       175
   Money Market I Fund                                 17       52       89       195
   Nasdaq 100 Index Fund                               16       49       85       186
   Opportunities Fund                                  21       66      113       243
   Science & Technology Fund                           21       64      110       238
   Small Cap Fund                                      20       63      107       232
   Small Cap Index Fund                                15       48       83       181
   Social Awareness Fund                               17       52       90       197
   Stock Index Fund                                    14       45       78       171
   Value Fund                                          24       75      128       274
 VALIC COMPANY II
   Aggressive Growth Lifestyle Fund                     9       28       50       110
   Capital Appreciation Fund                           17       52       89       195
   Conservative Growth Lifestyle Fund                   9       28       50       110
   Core Bond Fund                                      16       49       85       186
   High Yield Bond Fund                                18       56       97       210
   International Growth II Fund                        18       57       98       212
   Large Cap Value Fund                                16       51       87       191
   Mid Cap Growth Fund                                 17       52       89       195
   Mid Cap Value Fund                                  19       58      100       217
   Moderate Growth Lifestyle Fund                       9       28       50       110
   Money Market II Fund                                14       43       74       163
   Small Cap Growth Fund                               20       61      105       228
   Small Cap Value Fund                                18       55       95       206
   Socially Responsible Fund                           14       43       74       163
   Strategic Bond Fund                                 17       53       91       199
 American Century Ultra Fund                           21       65      111       240
 Ariel Appreciation Fund                               23       72      123       264
 Ariel Fund                                            23       70      120       257
 Credit Suisse Small Cap Growth Fund, Common Class     25       76      130       278
 Dreyfus BASIC U.S. Mortgage Securities Fund           17       53       92       201
 Evergreen Growth & Income Fund, Class A               26       79      134       286
 Evergreen Small Cap Value Fund, Class A               26       81      138       293
 Evergreen Value Fund, Class A                         22       66      114       246
 Evergreen Special Equity Fund, Class A                23       71      122       262
 INVESCO Growth Fund, Investor Class                   22       69      118       254
 Janus Adviser Worldwide Fund                          23       70      120       258
 Janus Fund                                            19       59      102       221
 Lou Holland Growth Fund                               24       75      128       273
 MSIF Trust Mid Cap Growth Portfolio, Adviser Class    19       60      103       223
 Putnam Global Growth Fund, Class A                    22       69      118       253
 Putnam New Opportunities Fund, Class A                19       60      103       223
 Putnam OTC & Emerging Growth Fund, Class A            21       65      112       242
 Sit Mid Cap Growth Fund                               22       69      118       253
 Sit Small Cap Growth Fund                             26       79      135       288
 Templeton Foreign Fund, Class A                       23       70      119       256
 Templeton Global Asset Allocation Fund, Class 1       21       66      113       244
 Vanguard Lifestrategy Conservative Growth Fund        13       41       71       156
 Vanguard Lifestrategy Growth Fund                     13       41       71       156
 Vanguard Lifestrategy Moderate Growth Fund            13       41       71       156
 Vanguard Long-Term Corporate Fund                     14       43       75       164
 Vanguard Long-Term Treasury Fund                      14       42       73       161
 Vanguard Wellington Fund                              17       52       90       196
 Vanguard Windsor II Fund                              17       53       92       201

EXAMPLE #2 -- Assuming Surrender at the End of the Period Shown:

--------------------------------------------------------------------------------


TOTAL EXPENSES. You would pay the following expenses on a $1,000 investment under a typical Portfolio Director Contract invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:



                                                                    1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                                    ------  -------  -------  --------
 VALIC COMPANY I
   Asset Allocation Fund                                             $63     $102     $140      $197
   Blue Chip Growth Fund                                              66      111      155       228
   Capital Conservation Fund                                          63      102      140       197
   Core Equity Fund                                                   66      109      152       222
   Government Securities Fund                                         63      102      140       197
   Growth & Income Fund                                               66      109      152       222
   Health Sciences Fund                                               68      116      166       249
   Income & Growth Fund                                               65      108      151       220
   International Equities Fund                                        62       97      132       180
   International Government Bond Fund                                 63      102      140       197
   International Growth I Fund                                        68      115      163       244
   Large Cap Growth Fund                                              68      115      163       244
   Mid Cap Index Fund                                                 61       96      130       175
   Money Market I Fund                                                63      102      139       195
   Nasdaq 100 Index Fund                                              62       99      135       186
   Opportunities Fund                                                 68      115      163       243
   Science & Technology Fund                                          67      113      160       238
   Small Cap Fund                                                     67      112      157       232
   Small Cap Index Fund                                               62       98      133       181
   Social Awareness Fund                                              63      102      140       197
   Stock Index Fund                                                   61       95      128       171
   Value Fund                                                         71      124      178       274
 VALIC COMPANY II
   Aggressive Growth Lifestyle Fund                                   56       78      100       110
   Capital Appreciation Fund                                          63      102      139       195
   Conservative Growth Lifestyle Fund                                 56       78      100       110
   Core Bond Fund                                                     62       99      135       186
   High Yield Bond Fund                                               65      106      147       210
   International Growth II Fund                                       65      106      148       212
   Large Cap Value Fund                                               63      100      137       191
   Mid Cap Growth Fund                                                63      102      139       195
   Mid Cap Value Fund                                                 65      107      150       217
   Moderate Growth Lifestyle Fund                                     56       78      100       110
   Money Market II Fund                                               60       93      124       163
   Small Cap Growth Fund                                              66      111      155       228
   Small Cap Value Fund                                               64      105      145       206
   Socially Responsible Fund                                          60       93      124       163
   Strategic Bond Fund                                                64      103      141       199
 American Century Ultra Fund                                          67      114      161       240
 Ariel Appreciation Fund                                              70      121      173       264
 Ariel Fund                                                           69      119      170       257
 Credit Suisse Small Cap Growth Fund, Common Class                    71      125      180       278
 Dreyfus BASIC U.S. Mortgage Securities Fund                          64      103      142       201
 Evergreen Growth & Income Fund, Class A                              72      127      184       286
 Evergreen Small Cap Value Fund, Class A                              72      129      188       293
 Evergreen Value Fund, Class A                                        68      116      164       246
 Evergreen Special Equity Fund, Class A                               69      120      172       262
 INVESCO Growth Fund, Investor Class                                  69      118      168       254
 Janus Adviser Worldwide Fund                                         69      119      170       258
 Janus Fund                                                           66      109      152       221
 Lou Holland Growth Fund                                              70      123      178       273
 MSIF Trust Mid Cap Growth Portfolio, Adviser Class                   66      109      153       223
 Putnam Global Growth Fund, Class A                                   68      118      168       253
 Putnam New Opportunities Fund, Class A                               66      109      153       223
 Putnam OTC & Emerging Growth Fund, Class A                           67      114      162       242
 Sit Mid Cap Growth Fund                                              68      118      168       253
 Sit Small Cap Growth Fund                                            72      128      185       288
 Templeton Foreign Fund, Class A                                      69      118      169       256
 Templeton Global Asset Allocation Fund, Class 1                      68      115      163       244
 Vanguard Lifestrategy Conservative Growth Fund                       60       91      121       156
 Vanguard Lifestrategy Growth Fund                                    60       91      121       156
 Vanguard Lifestrategy Moderate Growth Fund                           60       91      121       156
 Vanguard Long-Term Corporate Fund                                    61       93      125       164
 Vanguard Long-Term Treasury Fund                                     60       92      123       161
 Vanguard Wellington Fund                                             63      102      140       196
 Vanguard Windsor II Fund                                             64      103      142       201


Note: These examples should not be considered representations of past or future expenses for VALIC Separate Account A or for any Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. The purpose of the Fee Table above is to help Contract Owners and Participants understand the various expenses of VALIC Separate Account A and the Funds which are, in effect, passed on to the Contract Owners and Participants.

This Fee Table shows all charges and expenses which may be deducted from the assets of VALIC Separate Account A and from the Funds in which VALIC Separate Account A invests. For a further description of these charges and expenses, see "Fees and Charges" in this prospectus and the descriptions of fees and charges in each of the Fund's prospectuses. Any and all limitations on total charges and expenses are reflected in this Fee Table.

SUMMARY
------------------------------------------------------------------

Portfolio Director is VALIC's combination fixed and variable annuity that offers you a wide choice of investment options and flexibility. A summary of Portfolio Director's major features is presented below. For a more detailed discussion of Portfolio Director, please read the entire prospectus carefully.

FIXED AND VARIABLE OPTIONS


Portfolio Director offers a choice from among 65 Variable Account Options and three Fixed Account Options. Depending on the selection made by your employer's plan, if applicable, there may be limitations on which and how many investment options you may invest in at any one time. All options listed (except where noted) are available, generally, for 401(a), 403(a), 401(k), 403(b) and 457(b) eligible deferred compensation plans, as well as individual retirement annuities.



FIXED ACCOUNT OPTIONS



Portfolio Director features up to three guaranteed fixed options. These options provide fixed-rate earnings and guarantee safety of principal. The guarantees are backed by the claims-paying ability of the Company, and not the Separate Account.

--------------------------------------------------------------------------------


                  FIXED ACCOUNT         INVESTMENT
                  OPTIONS               OBJECTIVE
 -----------------------------------------------------------------------------------------------------------------------------
 FIXED            Fixed                 Invests in the general account assets of the Company. This account provides
 OPTIONS          Account Plus          fixed-return investment growth for the long-term. It is credited with interest at rates set by VALIC. The account is guaranteed to earn at least a minimum rate of interest. There are limitations on transfers out of this option.*
                  ------------------------------------------------------------------------------------------------------------
                  Short-Term            Invests in the general account assets of the Company. This account provides
                  Fixed Account         fixed-return investment growth for the short-term. It is credited with interest at rates set by VALIC which may be lower than the rates credited to Fixed Account Plus, above. The account is guaranteed to earn at least a minimum rate of interest.*
                  ------------------------------------------------------------------------------------------------------------
                                        Invests in the general account assets of the Company. This account is a long-term
                  Multi-Year Enhanced   investment option, providing a guaranteed interest rate for a guaranteed period
                  Fixed Option          (three, five, seven, or ten years) ("MVA Term"). Please see your Contract for minimum
                  ("Multi-Year          investment amounts and other requirements and restrictions. This option may not be
                  Option")              available in all employee plans or states (in New Jersey this option is known as the
                                        Multi-Year Enhanced Option).*
 -----------------------------------------------------------------------------------------------------------------------------



VARIABLE ACCOUNT OPTIONS



The 65 Variable Account Options shown below have been separated by asset categories so that you may more easily compare fund choices, in keeping with your retirement goals, time horizons, and tolerance for risk. This is a brief description of each fund, including its investment objective. We also show the investment adviser for each fund, and investment sub-adviser, if applicable. Please see the separate mutual fund prospectuses for more detailed information on each fund's investment strategy and risks as well as a history of any changes to a fund's investment adviser or sub-adviser.



Please refer to your employer's retirement program documents for a list of the employer-selected variable investment options and any limitations on the number of variable investment options you may choose. All funds may not be available for all plans or individual or group contracts.

--------------------------------------------------------------------------------


                  VARIABLE ACCOUNT      INVESTMENT
                  OPTIONS               OBJECTIVE                                   ADVISER               SUB-ADVISER
 -----------------------------------------------------------------------------------------------------------------------------
 DOMESTIC         American Century      Seeks long-term capital growth through      American Century
 LARGE-CAP        Ultra Fund            investments primarily in common stocks      Investment
 EQUITY OPTIONS                         that are considered to have                 Management, Inc.
                                        better-than-average chance to increase in
                                        value over time.
                  ------------------------------------------------------------------------------------------------------------
                  Blue Chip Growth      This fund seeks long-term capital growth    VALIC.                T. Rowe Price
                  Fund -- a series of   by investing in the common stocks of large                        Associates, Inc.*
                  VALIC Company I.      and medium-sized blue chip growth
                                        companies. Income is a secondary
                                        objective.
                  ------------------------------------------------------------------------------------------------------------
                  Capital Appreciation  This fund seeks long-term capital           VALIC.                Credit Suisse Asset
                  Fund -- a series of   appreciation by investing primarily in a                          Management, LLC.*
                  VALIC Company II.     broadly diversified portfolio of stocks
                                        and other equity securities of U.S.
                                        companies.
                  ------------------------------------------------------------------------------------------------------------
                  Core Equity Fund --   The fund seeks to provide long-term growth  VALIC.                WM Advisors, Inc.
                  a series of VALIC     of capital through investment primarily in                        and Wellington
                  Company I.            the equity securities of large-cap quality                        Management Company
                                        companies.                                                        LLP.*
                  ------------------------------------------------------------------------------------------------------------
                  Evergreen Value       This fund seeks long-term capital growth    Evergreen Investment
                  Fund -- a series of   with current income as a secondary          Management Company,
                  Evergreen Equity      objective by investing in common stocks of  LLC.
                  Trust.                medium- and large-cap U.S. companies that
                                        may be undervalued.
                  ------------------------------------------------------------------------------------------------------------
                  Growth & Income       The fund seeks to provide long-term growth  VALIC.                SunAmerica Asset
                  Fund -- a series of   of capital and secondarily, current                               Management Corp., an
                  VALIC Company I.      income, through investment in common                              affiliate of the
                                        stocks and equity-related securities.                             Adviser.*
 -----------------------------------------------------------------------------------------------------------------------------



*    Available as a tax-deferred variable annuity, under Internal Revenue Code
     Section 72, and also for ineligible deferred compensation 457(f) plans and for-profit top-hat plans.

------------------------------------------------------------------

--------------------------------------------------------------------------------


                  VARIABLE ACCOUNT      INVESTMENT
                  OPTIONS               OBJECTIVE                                         ADVISER               SUB-ADVISER
 -----------------------------------------------------------------------------------------------------------------------------------
                  Income & Growth       The fund seeks dividend growth, current income    VALIC.                American Century
                  Fund -- a series of   and capital appreciation through investment in                          Investment
                  VALIC Company I.      common stocks. Current income is a secondary                            Management, Inc.*
                                        consideration.
                  ------------------------------------------------------------------------------------------------------------------
                  INVESCO Growth Fund   This fund seeks to make your investment grow and  INVESCO Funds
                                        also seeks current income. The fund is managed    Group, Inc.
                                        in a growth style and invests primarily in
                                        common stocks of large companies which are
                                        expected to have growing earnings, revenues, and
                                        strong cash flows.
                  ------------------------------------------------------------------------------------------------------------------
                  Janus Fund            The fund seeks long-term growth of capital in a   Janus Capital
                                        manner consistent with the preservation of        Corporation.
                                        capital. The fund invests primarily in common
                                        stocks selected for their growth potential and
                                        generally invests in larger, more established
                                        companies.
                  ------------------------------------------------------------------------------------------------------------------
                  Large Cap Growth      The fund seeks to provide long-term growth of     VALIC.                SunAmerica Asset
                  Fund -- a series of   capital by normally investing in common stocks                          Management Corp., an
                  VALIC Company I.      of well-established, high-quality growth                                affiliate of the
                                        companies.                                                              Adviser.*
                  ------------------------------------------------------------------------------------------------------------------
                  Large Cap Value       The fund seeks to provide total returns that      VALIC.                SSgA Funds
                  Fund -- a series of   exceed over time the Russell 3000-Registered                            Management, Inc.*
                  VALIC Company II.     Trademark- Value Index through investment in
                                        equity securities. The Russell 3000 Value Index
                                        follows the 3,000 largest U.S. companies, based
                                        on total market capitalization.
                  ------------------------------------------------------------------------------------------------------------------
                  Lou Holland Growth    The fund primarily seeks long-term growth of      Holland Capital
                  Fund                  capital. The receipt of dividend income is a      Management, L.P.
                                        secondary consideration. The fund will invest in
                                        a diversified portfolio of equity securities of
                                        mid- to large-capitalization growth companies.
                  ------------------------------------------------------------------------------------------------------------------
                  Nasdaq-100-Registered The fund seeks long-term capital growth through   VALIC.                AIG Global
                  Trademark- Index      investments in the stocks that are included in                          Investment Corp., an
                  Fund -- a series of   the Nasdaq-100 Index-Registered Trademark-. The                         affiliate of the
                  VALIC Company I.      fund is a non-diversified fund, meaning that it                         Adviser.*
                                        can invest more than 5% of its assets in the
                                        stocks of one company. The fund concentrates in
                                        the technology sector, in the proportion
                                        consistent with the industry weightings in the
                                        Index.
                  ------------------------------------------------------------------------------------------------------------------
                  Opportunities         The fund seeks capital appreciation through       VALIC.                Putnam Investment
                  Fund -- a series of   investments in common stocks. The fund invests                          Management, LLC.*
                  VALIC Company I.      primarily in stocks of large U.S. companies,
                                        focusing on growth stocks that the sub-adviser
                                        believes have earnings growing at a faster rate
                                        than the economy.
                  ------------------------------------------------------------------------------------------------------------------
                  Putnam New            This fund seeks long-term capital appreciation    Putnam Investment
                  Opportunities Fund    by investing mainly in the common stocks of U.S.  Management, LLC.
                                        companies, with a focus on growth stocks in
                                        sectors of the economy that the Adviser believes
                                        have high growth potential.
                  ------------------------------------------------------------------------------------------------------------------
                  Social Awareness      The fund seeks to obtain growth of capital        VALIC.                AIG Global
                  Fund -- a series of   through investment, primarily in common stocks,                         Investment Corp., an
                  VALIC Company I.      of companies which meet the social criteria                             affiliate of the
                                        established for the fund. The fund does not                             Adviser.*
                                        invest in companies that are significantly
                                        engaged in the production of nuclear energy; the
                                        manufacture of military weapons or delivery
                                        systems; the manufacture of alcoholic beverages
                                        or tobacco products; the operation of gambling
                                        casinos; or business practices or the production
                                        of products that significantly pollute the
                                        environment.
                  ------------------------------------------------------------------------------------------------------------------
                  Socially Responsible  The fund seeks to obtain growth of capital        VALIC.                AIG Global
                  Fund -- a series of   through investment, primarily in common stocks,                         Investment Corp., an
                  VALIC Company II.     of companies which meet the social criteria                             affiliate of the
                                        established for the fund. The fund does not                             Adviser.*
                                        invest in companies that are significantly
                                        engaged in the production of nuclear energy; the
                                        manufacture of weapons or delivery systems; the
                                        manufacture of alcoholic beverages or tobacco
                                        products; the operation of gambling casinos; or
                                        business practices or the production of products
                                        that significantly pollute the environment.
                  ------------------------------------------------------------------------------------------------------------------
                  Stock Index Fund --   The fund seeks long-term capital growth through   VALIC.                AIG Global
                  a series of VALIC     investment in common stocks that, as a group,                           Investment Corp., an
                  Company I.            are expected to provide investment results                              affiliate of the
                                        closely corresponding to the performance of the                         Adviser.*
                                        S&P 500-Registered Trademark- Index.
                  ------------------------------------------------------------------------------------------------------------------
                  Value Fund -- a       The fund seeks capital growth and current income  VALIC.                Putnam Investment
                  series of VALIC       through investments in common stocks of large                           Management, LLC.*
                  Company I.            U.S. companies, focusing on value stocks that
                                        the sub-adviser believes are currently
                                        undervalued by the market.
 -----------------------------------------------------------------------------------------------------------------------------------



*    Available as a tax-deferred variable annuity, under Internal Revenue Code
     Section 72, and also for ineligible deferred compensation 457(f) plans and for-profit top-hat plans.

------------------------------------------------------------------

--------------------------------------------------------------------------------


                  VARIABLE ACCOUNT      INVESTMENT
                  OPTIONS               OBJECTIVE                                         ADVISER               SUB-ADVISER
 -----------------------------------------------------------------------------------------------------------------------------------
                  Vanguard Windsor II   Seeks to provide long-term growth of capital. As  Barrow, Hanley,
                  Fund                  a secondary objective, the fund seeks to provide  Mewhinney &
                                        some dividend income. The fund invests mainly in  Strauss, Inc.;
                                        large- and medium-sized companies whose stocks    Equinox Capital
                                        are considered by the fund's advisers to be       Management, LLC;
                                        undervalued.                                      Tukman Capital
                                                                                          Management, Inc.;
                                                                                          and The Vanguard
                                                                                          Group.
 -----------------------------------------------------------------------------------------------------------------------------------
 DOMESTIC         Ariel Appreciation    The fund seeks long-term capital appreciation by  Ariel Capital
 MID-CAP EQUITY   Fund -- a series of   investing primarily in the stocks of              Management, Inc.
 OPTIONS          Ariel Investment      medium-sized companies with market                This fund is not
                  Trust.                capitalizations between $1 billion and $10        available in any
                                        billion at the time of investment.                457(b) plans.
                  ------------------------------------------------------------------------------------------------------------------
                  Evergreen Growth &    The fund seeks capital growth in the value of     Evergreen Investment
                  Income Fund -- a      its shares and current income by investing        Management Company,
                  series of Evergreen   primarily in common stocks of medium- and         LLC.
                  Equity Trust.         large-sized companies. The fund invests in both
                                        value- and growth-oriented equity securities.
                  ------------------------------------------------------------------------------------------------------------------
                  Mid Cap Growth        The fund seeks capital appreciation principally   VALIC.                INVESCO Funds
                  Fund -- a series of   through investments in medium capitalization                            Group, Inc.*
                  VALIC Company II.     equity securities, such as common and preferred
                                        stocks and securities convertible into common
                                        stocks. The sub-adviser defines mid-sized
                                        companies as companies that are included in the
                                        Russell Mid-Cap-Registered Trademark- Growth
                                        Index, or, if not in the Index, having market
                                        capitalization between $2.5 billion and $15
                                        billion at the time of purchase.
                  ------------------------------------------------------------------------------------------------------------------
                  Mid Cap Index         This fund seeks to provide growth of capital      VALIC.                AIG Global
                  Fund -- a series of   through investments primarily in a diversified                          Investment Corp., an
                  VALIC Company I.      portfolio of common stocks that, as a group, are                        affiliate of the
                                        expected to provide investment results closely                          Adviser.*
                                        corresponding to the performance of the S&P
                                        MidCap 400-Registered Trademark- Index.
                  ------------------------------------------------------------------------------------------------------------------
                  Mid Cap Value         The fund seeks capital growth, through            VALIC.                Wellington
                  Fund -- a series of   investment in equity securities of                                      Management Company,
                  VALIC Company II.     mid-capitalization companies using a                                    LLP.*
                                        value-oriented investment approach.
                                        Mid-capitalization companies include companies
                                        with a market capitalization equaling or
                                        exceeding $500 million but not exceeding the
                                        largest market capitalization of the Russell
                                        MidCap-Registered Trademark- Index range.
                  ------------------------------------------------------------------------------------------------------------------
                  MSIF Trust Mid Cap    This fund seeks long-term capital appreciation    Morgan Stanley
                  Growth Portfolio --   by investing primarily in growth-oriented equity  Investments, LP.
                  a series of Morgan    securities of U.S. mid cap companies, and, to a
                  Stanley               limited extent, foreign companies. Mid cap
                  Institutional Funds   companies are those with market capitalizations
                  Trust.                of generally less than $35 billion.
                  ------------------------------------------------------------------------------------------------------------------
                  Putnam OTC &          Seeks capital appreciation by investing mainly    Putnam Investment
                  Emerging Growth Fund  in common stocks of small and mid-sized U.S.      Management, LLC.
                                        companies traded in the over-the- counter
                                        ("OTC") market and "emerging growth" companies
                                        listed on securities exchanges, with a focus on
                                        growth stocks. Emerging growth companies are
                                        those that the Adviser believes have a leading
                                        or proprietary position in a growing industry or
                                        are gaining market share in an established
                                        industry.
                  ------------------------------------------------------------------------------------------------------------------
                  Sit Mid Cap Growth    Seeks to maximize long-term capital appreciation  Sit Investment
                  Fund                  by investing in the common stocks of companies    Associates, Inc.
                                        with capitalizations of $2 billion to $15
                                        billion at the time of purchase. The Adviser
                                        invests in domestic growth-oriented medium to
                                        small companies it believes exhibit the
                                        potential for superior growth.
 -----------------------------------------------------------------------------------------------------------------------------------
 DOMESTIC         Ariel Fund -- a       The fund seeks long-term capital appreciation by  Ariel Capital
 SMALL-CAP        series of Ariel       investing primarily in the stocks of small        Management, Inc.
 EQUITY OPTIONS   Investment Trust.     companies with a market capitalization of under   This fund is not
                                        $2 billion at the time of investment.             available in any
                                                                                          457(b) plans.
                  ------------------------------------------------------------------------------------------------------------------
                  Credit Suisse Small   This fund seeks capital growth by investing in    Credit Suisse Asset
                  Cap Growth Fund       equity securities of small U.S. companies. The    Management, LLC.
                                        Adviser uses a growth investment style and looks
                                        for developing or older companies in a growth
                                        stage or companies providing products or
                                        services with a high unit-volume growth rate.
                  ------------------------------------------------------------------------------------------------------------------
                  Evergreen Small Cap   The fund seeks capital growth in the value of     Evergreen Investment
                  Value Fund -- a       its shares by investing primarily in common       Management Company,
                  series of Evergreen   stocks of small U.S. companies.                   LLC.
                  Equity Trust.
 -----------------------------------------------------------------------------------------------------------------------------------



*    Available as a tax-deferred variable annuity, under Internal Revenue Code
     Section 72, and also for ineligible deferred compensation 457(f) plans and for-profit top-hat plans.

------------------------------------------------------------------

--------------------------------------------------------------------------------


                  VARIABLE ACCOUNT      INVESTMENT
                  OPTIONS               OBJECTIVE                                         ADVISER               SUB-ADVISER
 -----------------------------------------------------------------------------------------------------------------------------------
                  Evergreen Special     The fund seeks capital growth by investing        Evergreen Investment
                  Equity Fund -- a      primarily in common stocks of small U.S.          Management Company,
                  series of Evergreen   companies, typically having a market              LLC.
                  Select Equity Trust.  capitalization that falls within the range tracked by the Russell 2000 Index at the time of
                                        purchase. The fund invests in stocks of
                                        companies that the Adviser believes have the
                                        potential for accelerated growth in earnings and
                                        price.
                  ------------------------------------------------------------------------------------------------------------------
                  Sit Small Cap Growth  This fund seeks to maximize long-term capital     Sit Investment
                  Fund -- a series of   appreciation by investing in the common stocks    Associates, Inc.
                  Sit Mutual            of companies with capitalizations of $2.5
                  Funds, Inc.           billion or less at the time of purchase. The
                                        Adviser invests in domestic growth-oriented
                                        small companies it believes exhibit the
                                        potential for superior growth.
                  ------------------------------------------------------------------------------------------------------------------
                  Small Cap Fund -- a   This fund seeks to provide long-term capital      VALIC.                Founders Asset
                  series of VALIC       growth through investments primarily in the                             Management, LLC and
                  Company I.            stocks of small companies, with market                                  T. Rowe Price
                                        capitalizations of $2.5 billion or less.                                Associates, Inc.*
                  ------------------------------------------------------------------------------------------------------------------
                  Small Cap Growth      This fund seeks to provide long-term capital      VALIC.                AIG Global
                  Fund -- a series of   growth through investments primarily in the                             Investment Corp., an
                  VALIC Company II.     equity securities of small companies with market                        affiliate of the
                                        caps not exceeding $1.5 billion or the highest                          Adviser.*
                                        market cap value in the Russell 2000-Registered
                                        Trademark- Growth Index, whichever is greater,
                                        at the time or purchase.
                  ------------------------------------------------------------------------------------------------------------------
                  Small Cap Index       This fund seeks to provide growth of capital      VALIC.                AIG Global
                  Fund -- a series of   through investments primarily in a diversified                          Investment Corp., an
                  VALIC Company I.      portfolio of common stocks that, as a group, are                        affiliate of the
                                        expected to provide investment results closely                          Adviser.*
                                        corresponding to the performance of the Russell
                                        2000-Registered Trademark- Index.
                  ------------------------------------------------------------------------------------------------------------------
                  Small Cap Value       This fund seeks to provide maximum long-term      VALIC.                Banc One Investment
                  Fund -- a series of   return, consistent with reasonable risk to                              Advisors
                  VALIC Company II.     principal, by investing primarily in securities                         Corporation.*
                                        of small capitalization companies in terms of
                                        revenue and/or market capitalization. Small cap
                                        companies are companies whose total market
                                        capitalizations range from $100 million to $3
                                        billion at the time or purchase.
 -----------------------------------------------------------------------------------------------------------------------------------
 GLOBAL           Janus Adviser         This fund seeks long-term growth of capital in a  Janus Capital
 (INTERNATIONAL   Worldwide Fund -- a   manner consistent with the preservation of        Corporation.
 AND DOMESTIC)    series of Janus       capital by investing in common stocks of
 EQUITY OPTIONS   Adviser Series.       companies of any size located throughout the
                                        world. The fund normally invests in issuers from
                                        at least five different countries, including the
                                        U.S.
                  ------------------------------------------------------------------------------------------------------------------
                  Putnam Global Growth  Seeks capital appreciation by investing mainly    Putnam Investment
                  Fund                  in common stocks of large companies worldwide.    Management, LLC.
                                        The Adviser invests mainly in growth stocks,
                                        which are those issued by fast-growing companies
                                        and those whose earnings are believed to be
                                        likely to increase over time. Investments in
                                        developed countries is emphasized, though the
                                        fund may also invest in developing (emerging)
                                        markets.
                  ------------------------------------------------------------------------------------------------------------------
                  Templeton Foreign     This fund seeks long-term capital growth by       Templeton Global
                  Fund -- a series of   investing mainly in the equity securities of      Advisors Ltd.
                  Templeton             companies located outside the U.S., including
                  Funds, Inc.           emerging markets.
                  ------------------------------------------------------------------------------------------------------------------
                  Templeton Global      The fund seeks high total return by investing     Templeton Investment  Franklin
                  Asset Allocation      primarily in equity securities of companies in    Counsel, LLC.         Advisers, Inc.
                  Fund -- a series of   any country, debt securities of companies and
                  Franklin Templeton    governments of any country, and in money market
                  Variable Insurance    instruments. The mix of investments will be
                  Products Trust.       adjusted to seek to capitalize on total return
                                        potential produced by changing economic
                                        conditions throughout the world.
 -----------------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL    International         This fund seeks to provide long-term growth of    VALIC.                AIG Global
 EQUITY OPTIONS   Equities Fund -- a    capital through investments primarily in a                              Investment Corp., an
                  series of VALIC       diversified portfolio of equity and                                     affiliate of the
                  Company I.            equity-related securities of foreign issuers                            Adviser.*
                                        that, as a group, are expected to provide
                                        investment results closely corresponding to the
                                        performance of the Morgan Stanley Capital
                                        International, Europe, Australasia and the Far
                                        East Index.
                  ------------------------------------------------------------------------------------------------------------------
                  International         This fund seeks capital growth through            VALIC.                American Century
                  Growth I Fund -- a    investments primarily in equity securities of                           Investment
                  series of VALIC       issuers in developed foreign countries. The                             Management, Inc.*
                  Company I.            sub-adviser uses a growth strategy to invest in
                                        stocks it believes will increase in value over
                                        time due to earnings and revenue growth.
 -----------------------------------------------------------------------------------------------------------------------------------



*    Available as a tax-deferred variable annuity, under Internal Revenue Code
     Section 72, and also for ineligible deferred compensation 457(f) plans and for-profit top-hat plans.

------------------------------------------------------------------

--------------------------------------------------------------------------------


                  VARIABLE ACCOUNT      INVESTMENT
                  OPTIONS               OBJECTIVE                                         ADVISER               SUB-ADVISER
 -----------------------------------------------------------------------------------------------------------------------------------
                  International         This fund seeks to provide capital appreciation   VALIC.                Putnam Investment
                  Growth II Fund -- a   through investments mainly in stocks issued by                          Management, LLC.*
                  series of VALIC       companies outside of the U.S. Normally, the
                  Company II.           sub-adviser will invest in at least three
                                        countries other than the U.S., selecting
                                        countries and industries it believes have
                                        favorable investment potential.
 -----------------------------------------------------------------------------------------------------------------------------------
 SPECIALTY        Health Sciences       This fund seeks long-term capital growth through  VALIC.                T. Rowe Price
 OPTIONS          Fund -- a series of   investments primarily in the common stocks of                           Associates, Inc.*
                  VALIC Company I.      companies engaged in the research, development,
                                        production, or distribution of products or
                                        services related to health care, medicine, or
                                        the life sciences. The fund can invest in
                                        companies of any size, but the majority of fund
                                        assets are expected to be invested in large- and
                                        mid-capitalization companies.
                  ------------------------------------------------------------------------------------------------------------------
                  Science &             This fund seeks long-term capital appreciation    VALIC.                T. Rowe Price
                  Technology Fund --    through investments primarily in the common                             Associates, Inc.*
                  a series of VALIC     stocks of companies that are expected to benefit
                  Company I.            from the development, advancement, and use of
                                        science and technology. Several industries are
                                        likely to be included, such as electronics,
                                        communications, e-commerce, information
                                        services, media, life sciences and health care,
                                        environmental services, chemicals and synthetic
                                        materials, and defense and aerospace.
 -----------------------------------------------------------------------------------------------------------------------------------
 HYBRID (EQUITY   Aggressive Growth     This fund seeks growth through investments in a   VALIC.                AIG Global
 AND FIXED-       Lifestyle Fund -- a   combination of the different funds offered in                           Investment Corp., an
 INCOME) OPTIONS  series of VALIC       VALIC Company I and VALIC Company II. This fund                         affiliate of the
                  Company II.           of funds is suitable for investors seeking the                          Adviser.*
                                        potential for capital growth that a fund
                                        investing predominately in equity securities may
                                        offer.
                  ------------------------------------------------------------------------------------------------------------------
                  Asset Allocation      This fund seeks maximum aggregate rate of return  VALIC.                AIG Global
                  Fund -- a series of   over the long term through controlled investment                        Investment Corp., an
                  VALIC Company I.      risk by adjusting its investment mix among                              affiliate of the
                                        stocks, long-term debt securities and short-term                        Adviser.*
                                        money market securities.
                  ------------------------------------------------------------------------------------------------------------------
                  Conservative Growth   This fund seeks growth through investments in a   VALIC.                AIG Global
                  Lifestyle Fund -- a   combination of the different funds offered in                           Investment Corp., an
                  series of VALIC       VALIC Company I and VALIC Company II. This fund                         affiliate of the
                  Company II.           of funds is suitable for investors who invest in                        Adviser.*
                                        equity securities, but who are not willing to
                                        assume the market risks of either the Aggressive
                                        Growth Lifestyle Fund or the Moderate Growth
                                        Lifestyle Fund.
                  ------------------------------------------------------------------------------------------------------------------
                  Moderate Growth       This fund seeks growth through investments in a   VALIC.                AIG Global
                  Lifestyle Fund -- a   combination of the different funds offered in                           Investment Corp., an
                  series of VALIC       VALIC Company I and VALIC Company II. This fund                         affiliate of the
                  Company II.           of funds is suitable for investors who invest in                        Adviser.*
                                        equity securities, but who are not willing to
                                        assume the market risks of the Aggressive Growth
                                        Lifestyle Fund.
                  ------------------------------------------------------------------------------------------------------------------
                  Vanguard              This fund seeks to provide current income and     The Vanguard Group.
                  LifeStrategy          low to moderate growth of capital. This is a
                  Conservative Growth   fund of funds, investing in other Vanguard
                  Fund                  mutual funds according to a fixed formula that
                                        typically results in an allocation of about 60%
                                        of assets to bonds and 40% to common stocks. The
                                        fund's indirect bond holdings are a diversified
                                        mix of short-, intermediate- and long-term U.S.
                                        government, agency, mortgage-backed and
                                        investment-grade corporate bonds. The fund's
                                        indirect stock holdings consist substantially of
                                        large-cap U.S. stocks and, to a lesser extent,
                                        mid-and small-cap U.S. stocks and foreign
                                        stocks.
                  ------------------------------------------------------------------------------------------------------------------
                  Vanguard              This fund seeks to provide growth of capital and  The Vanguard Group.
                  LifeStrategy Growth   some current income. This is a fund of funds,
                  Fund                  investing in other Vanguard mutual funds
                                        according to a fixed formula that typically
                                        results in an allocation of about 80% of assets
                                        to common stocks and 20% to bonds. The fund's
                                        indirect stock holdings consist substantially of
                                        large-cap U.S. stocks and to a lesser extent,
                                        mid- and small-cap U.S. stocks and foreign
                                        stocks. The fund's indirect bond holdings are a
                                        diversified mix of short-, intermediate- and
                                        long-term U.S. government, agency,
                                        mortgage-backed and investment-grade corporate
                                        bonds with a strong emphasis on long-term U.S.
                                        Treasury bonds.
 -----------------------------------------------------------------------------------------------------------------------------------



*    Available as a tax-deferred variable annuity, under Internal Revenue Code
     Section 72, and also for ineligible deferred compensation 457(f) plans and for-profit top-hat plans.

------------------------------------------------------------------

--------------------------------------------------------------------------------


                  VARIABLE ACCOUNT      INVESTMENT
                  OPTIONS               OBJECTIVE                                         ADVISER               SUB-ADVISER
 -----------------------------------------------------------------------------------------------------------------------------------
                  Vanguard              This fund seeks to provide growth of capital and  The Vanguard Group.
                  LifeStrategy          a low to moderate level of current income. This
                  Moderate Growth Fund  is a fund of funds, investing in other Vanguard mutual funds according to a fixed formula that
                                        typically results in an allocation of about 60%
                                        of assets to common stocks and 40% to bonds. The
                                        fund's indirect stock holdings consist
                                        substantially of large-cap U.S. stocks and, to a
                                        lesser extent, mid- and small-cap U.S. stocks
                                        and foreign stocks. The fund's indirect bond
                                        holdings are a diversified mix of short-,
                                        intermediate- and long-term U.S. government,
                                        agency, mortgage-backed and investment-grade
                                        corporate bonds, with an emphasis on long-term
                                        U.S. Treasury bonds.
                  ------------------------------------------------------------------------------------------------------------------
                  Vanguard Wellington   This fund seeks to conserve capital and to        Wellington
                  Fund                  provide moderate long- term growth in capital     Management Company,
                                        and income by investing in dividend-paying, and,  LLP.
                                        to a lesser extent, non-dividend-paying common
                                        stocks of established large and medium-sized
                                        companies. In choosing these companies, the
                                        Adviser seeks those that appear to be
                                        undervalued but which have prospects to improve.
                                        The fund also invests in high quality
                                        intermediate- and long-term corporate bonds,
                                        with some exposure to U.S. Treasury, government
                                        agency and mortgage-backed bonds.
 -----------------------------------------------------------------------------------------------------------------------------------
 FIXED-INCOME     Capital Conservation  This fund seeks the highest possible total        VALIC.                AIG Global
 OPTIONS          Fund -- a series of   return consistent with the preservation of                              Investment Corp., an
                  VALIC Company I.      capital through current income and capital gains                        affiliate of the
                                        on investments in intermediate- and long-term                           Adviser.*
                                        debt instruments and other income-producing
                                        securities.
                  ------------------------------------------------------------------------------------------------------------------
                  Core Bond Fund -- a   This fund seeks the highest possible total        VALIC.                AIG Global
                  series of VALIC       return consistent with the preservation of                              Investment Corp., an
                  Company II.           capital through investments in medium- to                               affiliate of the
                                        high-quality fixed income securities. These                             Adviser.*
                                        securities include corporate debt securities,
                                        securities issued or guaranteed by the U.S.
                                        government, mortgage-backed, or asset-backed
                                        securities.
                  ------------------------------------------------------------------------------------------------------------------
                  Dreyfus BASIC U.S.    This fund seeks as high a level of current        The Dreyfus
                  Mortgage Securities   income as is consistent with the preservation of  Corporation.
                  Fund                  capital. To pursue this goal, the fund normally
                                        invests in Government National Mortgage
                                        Association ("GNMA") certificates which are
                                        guaranteed as to timely payment of principal and
                                        interest by the Government National Mortgage
                                        Association. The fund may also invest in
                                        privately issued commercial and residential
                                        pass-through securities and other
                                        mortgage-related securities.
                  ------------------------------------------------------------------------------------------------------------------
                  Government            This fund seeks high current income and           VALIC.                AIG Global
                  Securities Fund -- a  protection of capital through investments in                            Investment Corp., an
                  series of VALIC       intermediate- and long-term U.S. government and                         affiliate of the
                  Company I.            government-sponsored debt securities.                                   Adviser.*
                  ------------------------------------------------------------------------------------------------------------------
                  High Yield Bond       This fund seeks the highest possible total        VALIC.                AIG Global
                  Fund -- a series of   return and income consistent with conservation                          Investment Corp., an
                  VALIC Company II.     of capital through investment in a diversified                          affiliate of the
                                        portfolio of high yielding, high risk fixed                             Adviser.*
                                        income securities. These securities include
                                        below-investment grade junk bonds.
                  ------------------------------------------------------------------------------------------------------------------
                  International         This fund seeks high current income through       VALIC.                AIG Global
                  Government Bond       investments primarily in investment grade                               Investment Corp., an
                  Fund -- a series of   government and government-sponsored debt                                affiliate of the
                  VALIC Company I.      securities. This fund is non-diversified because                        Adviser.*
                                        it expects to concentrate in certain foreign
                                        government securities. Also, the fund attempts
                                        to have all of its investments payable in
                                        foreign securities.
                  ------------------------------------------------------------------------------------------------------------------
                  Money Market I        This fund seeks liquidity, protection of capital  VALIC.                SunAmerica Asset
                  Fund -- a series of   and current income through investments in                               Management Corp., an
                  VALIC Company I.      short-term money market instruments.                                    affiliate of the
                                                                                                                Adviser.*
                  ------------------------------------------------------------------------------------------------------------------
                  Money Market II       This fund seeks liquidity, protection of capital  VALIC.                SunAmerica Asset
                  Fund -- a series of   and current income through investments in                               Management Corp., an
                  VALIC Company II.     short-term money market instruments.                                    affiliate of the
                                                                                                                Adviser.*
 -----------------------------------------------------------------------------------------------------------------------------------



*    Available as a tax-deferred variable annuity, under Internal Revenue Code
     Section 72, and also for ineligible deferred compensation 457(f) plans and for-profit top-hat plans.

------------------------------------------------------------------

--------------------------------------------------------------------------------


                  VARIABLE ACCOUNT      INVESTMENT
                  OPTIONS               OBJECTIVE                                         ADVISER               SUB-ADVISER
 -----------------------------------------------------------------------------------------------------------------------------------
                  Strategic Bond        This fund seeks the highest possible total        VALIC.                AIG Global
                  Fund -- a series of   return and income consistent with conservation                          Investment Corp., an
                  VALIC Company II.     of capital through investment in a diversified                          affiliate of the
                                        portfolio of income producing securities. The                           Adviser.*
                                        fund invests in a broad range of fixed-income
                                        securities, including investment grade bonds,
                                        U.S. government and agency obligations,
                                        mortgage-backed securities, and U.S., Canadian,
                                        and foreign high risk, high yield bonds.
                  ------------------------------------------------------------------------------------------------------------------
                  Vanguard Long-Term    The fund seeks to provide a high level of         Wellington
                  Corporate Fund        current income and preserve investors' principal  Management Company,
                                        by investing in a variety of high quality and,    LLP.
                                        to a lesser extent, medium-quality fixed income
                                        securities, mainly long-term corporate bonds.
                                        The fund is expected to maintain a
                                        dollar-weighted average maturity between 15 and
                                        25 years.
                  ------------------------------------------------------------------------------------------------------------------
                  Vanguard Long-Term    The fund seeks to provide a high level of         The Vanguard Group.
                  Treasury Fund         current income and preserve investors' principal
                                        by investing in long-term bonds whose interest
                                        and principal payments are backed by the full
                                        faith and credit of the U.S. government. The
                                        fund is expected to maintain a dollar-weighted
                                        average maturity between 15 and 30 years.
 -----------------------------------------------------------------------------------------------------------------------------------



*    Available as a tax-deferred variable annuity, under Internal Revenue Code
     Section 72, and also for ineligible deferred compensation 457(f) plans and for-profit top-hat plans.

[SIDE NOTE]

TO LEARN MORE ABOUT THE INTEREST GUARANTEED DEATH BENEFIT, REFER TO THE SECTION IN THE PROSPECTUS ENTITLED "DEATH BENEFITS."

MORE INFORMATION ON FEES MAY BE FOUND IN THE PROSPECTUS UNDER THE HEADINGS "FEES AND CHARGES" AND "FEE TABLE."

[END SIDE NOTE]

SUMMARY -- (CONTINUED)
---------------------------------------------------


A detailed description of the investment objective, strategy, and risks of each Mutual Fund can be found in the current prospectus for each Fund mentioned. These prospectuses are available at www.aigvalic.com.


INTEREST GUARANTEED DEATH BENEFIT

Portfolio Director offers a death benefit with an interest guarantee when death occurs prior to your reaching age 70.


This contract provision is not available in some states, including New York and Florida.


LOANS

Portfolio Director offers a tax-free loan provision for tax-qualified contracts that gives you access to your money in the Fixed Account Options (subject to a minimum loan amount of $1,000). The availability of loans is subject to government regulations, as well as your employer's plan provisions.

Keep in mind that tax laws place restrictions on withdrawals (i.e., loans which are not repaid) if made prior to age 59 1/2.

TRANSFERS

There is no charge to transfer the money in your account among Portfolio Director's investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. In Fixed Account Plus, up to 20% of your Account Value may be transferred during each contract year to other investment options.


Amounts invested in a Multi-Year Option may be transferred to another investment option at the end of an MVA term without application of a market value adjustment.


Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each contract year.


Transfers can be made by calling AIG VALIC's toll-free transfer service at 1-800-621-7792. For more information on account transfers, see the "Transfers Between Investment Options" section in the prospectus.


FEES AND CHARGES

ACCOUNT MAINTENANCE FEE

If any portion of your account is invested in Variable Account Options, a quarterly account maintenance fee of $3.75 is charged to your account. If you invest only in Fixed Account Options during a calendar quarter no account maintenance fee is assessed. Reductions in the account maintenance fee may be available if certain conditions are met.

SURRENDER CHARGE

Under some circumstances a surrender charge is deducted from your account. These situations are discussed in detail in the section of this prospectus entitled "Fees and Charges -- Surrender Charge." When this happens the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you made to your account during the last 60 months.


Withdrawals from a Multi-Year Option prior to the end of the applicable MVA term will also be subject to a market value adjustment unless an exception applies. This may increase or reduce the amount withdrawn. However, the market value adjustment will not reduce the amount invested in the Multi-Year Option below the guaranteed amount.


Withdrawals are always subject to your plan provisions and federal tax restrictions, which generally include a tax penalty on withdrawals made prior to age 59 1/2.

PREMIUM TAX CHARGE

Premium taxes ranging from zero to 3 1/2% are currently imposed by certain states and municipalities on Purchase Payments made under the contract. For a detailed discussion on timing and deduction of premium taxes see the section of this prospectus entitled "Fees and Charges -- Premium Tax Charge."

[SIDE NOTE]

FOR A MORE DETAILED DISCUSSION OF THESE INCOME TAX PROVISIONS, SEE THE "FEDERAL TAX MATTERS" SECTION OF THE PROSPECTUS AND OF THE STATEMENT OF ADDITIONAL INFORMATION.

FOR MORE INFORMATION ON PURCHASE PAYMENTS, REFER TO THE "PURCHASE PERIOD" SECTION OF THE PROSPECTUS.

[END SIDE NOTE]

SUMMARY -- (CONTINUED)
---------------------------------------------------

SEPARATE ACCOUNT CHARGES


Depending on the Variable Account Option you choose you may incur a mortality and expense risk fee and an administration and distribution fee computed at an aggregate annualized rate of 0.75% to 1.25% on the average daily net asset value of VALIC Separate Account A. Reductions in the mortality and expense risk fee and administration and distribution fee may be available for contracts or plan types meeting certain criteria.


FUND ANNUAL EXPENSE CHARGE

A daily charge based on a percentage of each Fund's average daily net asset value is payable by each Fund to its investment adviser. In addition to the management fees, each Fund incurs other operating expenses which may vary.


Since some of these fees may not apply to your contract, consult your financial advisor to see how these provisions apply to you.


SEPARATE ACCOUNT EXPENSE REIMBURSEMENT

The Company may, in its discretion, reimburse to certain Divisions some or all of the fees it receives from the Mutual Fund or its affiliate or distributor for providing the Mutual Fund administrative and shareholder services. In addition, the Company currently reimburses certain Divisions a portion of the Company's administration and distribution fee for providing Variable Account Options. Such reimbursement arrangements are voluntary. For more information as to which Variable Account Options have a Separate Account Expense Reimbursement see the Fee Table.

PAYOUT OPTIONS

When you withdraw your money, you can select from several payout options: a lifetime annuity (which guarantees payment for as long as you live), periodic withdrawals and systematic withdrawals. More information on payout options can be found in the "Payout Period" section of the prospectus.

FEDERAL TAX INFORMATION

Although deferred annuity contracts such as Portfolio Director can be purchased with after-tax dollars, they are primarily used in connection with retirement programs which receive favorable tax treatment under federal law.


Annuities, custodial accounts and trusts used to fund tax qualified retirement plans and programs (such as those established under IRC sections 403(b) or 401(k) and IRAs) generally defer payment on taxes and earnings until withdrawal. If you are considering an annuity to fund a tax qualified plan or program, you should know that an annuity does not provide additional tax deferral beyond the tax qualified plan or program itself. Annuities, however, may provide other important features and benefits such as the income payout option, which means that you can choose to receive periodic payments for the rest of your life or for a certain number of years, and a minimum guaranteed death benefit, which protects your Beneficiaries if you die before you begin the income payout option. Mortality and expense risk fees are charged for these benefits, as described in the "Fees and Charges" section of this prospectus.


PURCHASE REQUIREMENTS


Purchase Payments may be made at any time and in any amount, subject to plan limitations. The minimum amount to establish a new Multi-Year Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company.

SELECTED PURCHASE UNIT DATA
------------------------------------------------------------------

                                                        DECEMBER 31, 2001         DECEMBER 31, 2000
                                                     -----------------------  --------------------------
                                                      PURCHASE                   PURCHASE
                                                        UNITS      PURCHASE       UNITS        PURCHASE
                                                      IN FORCE    UNIT VALUE     IN FORCE     UNIT VALUE
                                                     -----------  ----------  --------------  ----------
 VALIC COMPANY I
 Asset Allocation Fund (Division 5)................   48,720,402    $3.82       52,959,577      $4.03
 Blue Chip Growth Fund (Division 72)...............   18,438,550     0.79
 Capital Conservation Fund (Division 7)............   26,621,580     2.37       20,656,355       2.22
 Core Equity Fund (Division 15)....................  362,619,846     2.01      397,168,720       2.40
 Government Securities Fund (Division 8)...........   44,509,286     2.40       39,203,845       2.27
 Growth & Income Fund (Division 16)................  101,022,403     2.10      110,018,242       2.36
 Health Sciences Fund (Division 73)................   45,582,144     0.91
 Income & Growth Fund (Division 21)................  152,155,061     1.39
 International Equities Fund (Division 11).........   76,641,544     1.18       83,339,570       1.52
 International Government Bond Fund (Division
   13).............................................   62,446,759     1.49       71,084,248       1.53
 International Growth I Fund (Division 20).........  283,131,435     1.44
 Large Cap Growth Fund (Division 30)...............  401,959,524     1.20
 Mid Cap Index Fund (Division 4) (2)...............  149,549,757     6.48      146,197,467       6.60
 Money Market I Fund (Division 6)..................  224,050,426     1.95      240,116,959       1.90
 Nasdaq Index Fund (Division 46)...................   40,571,277     0.48
 Opportunities Fund (Division 45)..................    1,770,854     0.55
 Science & Technology Fund (Division 17)...........  611,628,753     2.43      594,274,024       4.17
 Small Cap Fund (Division 18)......................  299,564,434     2.09
 Small Cap Index Fund (Division 14)................   93,009,856     2.44       90,786,183       2.41
 Social Awareness Fund (Division 12)...............  123,856,021     3.44      130,333,155       3.92
 Stock Index Fund (Division 10)....................  772,475,516     4.44      783,994,005       5.11
 Value Fund (Division 74)..........................            -     1.00
 VALIC COMPANY II
 Aggressive Growth Lifestyle Fund (Division 48)....    8,479,357     1.24        3,064,339       1.43
 Capital Appreciation Fund (Division 39)...........    4,597,267     1.00        2,191,030       1.28
 Conservative Growth Lifestyle Fund (Division
   50).............................................    7,345,651     1.30        3,163,014       1.34
 Core Bond Fund (Division 58)......................    5,667,850     1.15          814,285       1.09
 High Yield Bond Fund (Division 60)................    8,434,842     1.06          431,009       1.00
 International Growth II Fund (Division 33)........    5,523,146     1.09        3,937,263       1.36
 Large Cap Value Fund (Division 40)................    5,319,745     1.33        1,132,534       1.37
 Mid Cap Growth Fund (Division 37).................   18,834,319     0.98        3,354,590       1.42
 Mid Cap Value Fund (Division 38)..................   27,418,727     1.90        6,374,398       1.95
 Moderate Growth Lifestyle Fund (Division 49)......   12,680,095     1.29        5,035,039       1.38
 Money Market II Fund (Division 44)................   42,669,882     1.14       14,885,109       1.11
 Small Cap Growth Fund (Division 35)...............    7,360,232     1.35        2,825,155       1.78
 Small Cap Value Fund (Division 36)................   13,710,867     1.39        2,215,195       1.31
 Socially Responsible Fund (Division 41)...........    1,579,023     1.18          821,758       1.35
 Strategic Bond Fund (Division 59).................    8,634,572     1.20          212,572       1.10
 American Century Ultra Fund (Division 31).........  585,930,644     1.58      551,791,383       1.87
 Ariel Appreciation Fund (Division 69).............   67,080,699     1.22
 Ariel Fund (Division 68)..........................   39,549,061     1.26
 Credit Suisse Small Cap Growth Fund (Division
   63).............................................   10,327,801     0.77
 Dreyfus BASIC U.S. Mortgage Securities Fund
   (Division 71)...................................   19,563,354     1.10
 Evergreen Growth and Income Fund (Division 56)
   (3).............................................    2,282,437     0.89          131,471       1.05
 Evergreen Small Cap Equity Income Fund (Division
   55) (3).........................................   32,813,209     1.36          714,494       1.17
 Evergreen Special Equity Fund (Division 65).......    3,387,135     0.81
 Evergreen Value Fund (Division 57) (3)............    6,539,955     1.08          279,779       1.12
 INVESCO Growth Fund (Division 62).................   24,584,502     0.36
 Janus Adviser Worldwide Fund (Division 47)........   40,304,312     0.71
 Janus Fund (Division 61)..........................   58,459,245     0.62
 Lou Holland Growth Fund (Division 70).............    3,980,579     0.87
 MSIF Trust Mid Cap Growth (Division 64)...........   16,882,839     0.60
 Putnam Global Growth Fund (Division 28)...........  299,198,296     1.19      293,990,642       1.72
 Putnam New Opportunities Fund (Division 26).......  546,882,418     1.20      529,608,595       1.74
 Putnam OTC & Emerging Growth Fund (Division 27)...  366,588,061     0.62      328,139,044       1.16
 Sit Mid Cap Growth Fund (Division 67).............    7,408,190     0.56
 Sit Small Cap Growth Fund (Division 66)...........   24,486,491     0.61
 Templeton Foreign Fund (Division 32)..............  220,451,009     1.28      218,992,832       1.41
 Templeton Global Assest Allocation Fund (Division
   19) (4).........................................  114,072,786     1.82      120,660,042       2.04
 Vanguard LifeStrategy Conservative Growth Fund
   (Division 54)...................................    6,514,468     1.16        1,431,730       1.17
 Vanguard LifeStrategy Growth Fund (Division 52)...   13,888,206     1.14        7,294,970       1.26
 Vanguard LifeStrategy Moderate Growth Fund
   (Division 53)...................................   11,325,293     1.15        3,343,004       1.22
 Vanguard Long-Term Corporate Fund (Division 22)...   73,154,092     1.42       48,181,776       1.30
 Vanguard Long-Term Treasury Fund (Division 23)....  142,496,202     1.46      127,031,428       1.41
 Vanguard Wellington Fund (Division 25)............  335,336,029     1.72      294,438,826       1.67
 Vanguard Windsor II Fund (Division 24)............  442,850,924     1.72      378,017,315       1.81

                                                         DECEMBER 31, 1999           DECEMBER 31, 1998
                                                     --------------------------  --------------------------
                                                        PURCHASE                    PURCHASE
                                                         UNITS        PURCHASE       UNITS        PURCHASE
                                                        IN FORCE     UNIT VALUE     IN FORCE     UNIT VALUE
                                                     --------------  ----------  --------------  ----------
 VALIC COMPANY I
 Asset Allocation Fund (Division 5)................    61,240,667       4.17       60,237,818      $3.77
 Blue Chip Growth Fund (Division 72)...............
 Capital Conservation Fund (Division 7)............    24,749,727       2.06       28,751,662       2.09
 Core Equity Fund (Division 15)....................   460,108,285       2.58      494,997,997       2.43
 Government Securities Fund (Division 8)...........    45,292,728       2.03       53,729,671       2.11
 Growth & Income Fund (Division 16)................   124,329,201       2.68      129,550,695       2.20
 Health Sciences Fund (Division 73)................
 Income & Growth Fund (Division 21)................
 International Equities Fund (Division 11).........    94,415,343       1.86      101,811,751       1.45
 International Government Bond Fund (Division
   13).............................................    90,136,603       1.61       97,473,851       1.73
 International Growth I Fund (Division 20).........
 Large Cap Growth Fund (Division 30)...............
 Mid Cap Index Fund (Division 4) (2)...............   151,288,816       5.72      169,039,887       5.03
 Money Market I Fund (Division 6)..................   233,940,123       1.81      147,547,688       1.74
 Nasdaq Index Fund (Division 46)...................
 Opportunities Fund (Division 45)..................
 Science & Technology Fund (Division 17)...........   517,699,561       6.40      418,601,069       3.22
 Small Cap Fund (Division 18)......................
 Small Cap Index Fund (Division 14)................    94,031,183       2.52      107,321,015       2.10
 Social Awareness Fund (Division 12)...............   136,226,993       4.42      114,382,494       3.76
 Stock Index Fund (Division 10)....................   766,975,696       5.70      691,680,049       4.77
 Value Fund (Division 74)..........................
 VALIC COMPANY II
 Aggressive Growth Lifestyle Fund (Division 48)....       139,443       1.54                        1.19
 Capital Appreciation Fund (Division 39)...........       519,825       1.67                        1.24
 Conservative Growth Lifestyle Fund (Division
   50).............................................       203,221       1.31                        1.16
 Core Bond Fund (Division 58)......................        54,349       1.01                        1.03
 High Yield Bond Fund (Division 60)................       136,423       1.08                        1.05
 International Growth II Fund (Division 33)........       167,387       1.63                        1.05
 Large Cap Value Fund (Division 40)................       216,072       1.30                        1.25
 Mid Cap Growth Fund (Division 37).................       477,094       1.42                        1.35
 Mid Cap Value Fund (Division 38)..................       223,437       1.52                        1.25
 Moderate Growth Lifestyle Fund (Division 49)......       215,575       1.40                        1.19
 Money Market II Fund (Division 44)................     4,089,393       1.05                        1.01
 Small Cap Growth Fund (Division 35)...............       298,665       2.27                        1.35
 Small Cap Value Fund (Division 36)................       166,013       1.08                        1.17
 Socially Responsible Fund (Division 41)...........       282,396       1.50                        1.28
 Strategic Bond Fund (Division 59).................         2,324       1.08                        1.05
 American Century Ultra Fund (Division 31).........   411,119,880       2.36      209,221,513       1.69
 Ariel Appreciation Fund (Division 69).............
 Ariel Fund (Division 68)..........................
 Credit Suisse Small Cap Growth Fund (Division
   63).............................................
 Dreyfus BASIC U.S. Mortgage Securities Fund
   (Division 71)...................................
 Evergreen Growth and Income Fund (Division 56)
   (3).............................................           175       1.13
 Evergreen Small Cap Equity Income Fund (Division
   55) (3).........................................           244       1.00
 Evergreen Special Equity Fund (Division 65).......
 Evergreen Value Fund (Division 57) (3)............         4,240       1.03
 INVESCO Growth Fund (Division 62).................                                24,584,502       0.36
 Janus Adviser Worldwide Fund (Division 47)........                                40,304,312       0.71
 Janus Fund (Division 61)..........................                                58,459,245       0.62
 Lou Holland Growth Fund (Division 70).............                                 3,980,579       0.87
 MSIF Trust Mid Cap Growth (Division 64)...........                                16,882,839       0.60
 Putnam Global Growth Fund (Division 28)...........   181,916,991       2.47      101,468,260       1.51
 Putnam New Opportunities Fund (Division 26).......   386,064,440       2.38      280,523,297       1.42
 Putnam OTC & Emerging Growth Fund (Division 27)...   170,725,977       2.41      129,463,792       1.07
 Sit Mid Cap Growth Fund (Division 67).............
 Sit Small Cap Growth Fund (Division 66)...........
 Templeton Foreign Fund (Division 32)..............   219,168,378       1.48      198,626,024       1.07
 Templeton Global Assest Allocation Fund (Division
   19) (4).........................................   137,266,658       2.06      190,963,707       1.70
 Vanguard LifeStrategy Conservative Growth Fund
   (Division 54)...................................       554,101       1.15                        1.08
 Vanguard LifeStrategy Growth Fund (Division 52)...     1,591,689       1.35                        1.17
 Vanguard LifeStrategy Moderate Growth Fund
   (Division 53)...................................     1,354,406       1.24                        1.13
 Vanguard Long-Term Corporate Fund (Division 22)...    49,616,245       1.18       44,122,646       1.27
 Vanguard Long-Term Treasury Fund (Division 23)....   110,102,115       1.19       86,673,300       1.32
 Vanguard Wellington Fund (Division 25)............   328,701,408       1.53      253,840,498       1.48
 Vanguard Windsor II Fund (Division 24)............   426,529,299       1.57      372,737,595       1.68



-------------



(1)  Purchase Unit Value At Date Of Inception.
(2) Effective October 1, 1991, the Fund underlying this Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. Historical purchase unit values prior to October 1, 1991 reflect investment experience before these changes.
(3)  Purchase unit value on date of inception, January 4, 1999, was $1.00.
(4) Effective May 1, 2000 the Templeton Asset Allocation Fund merged with the Templeton Global Asset Allocation Fund. At the same time as the merger, the Templeton Asset Allocation Fund changed its name to the Templeton Asset Strategy Fund. Accordingly, the Templeton Asset Allocation Fund Division 19 was renamed the Templeton Asset Strategy Fund Division 19. The Selected Purchase Unit Data for the Division through December 31, 1999, reflects units of the Templeton Asset Allocation Fund Division 19.



Financial statements of VALIC Separate Account A are included in the Statement of Additional Information, which is available upon request. Purchase units shown are for a Purchase Unit outstanding throughout the year under a representative contract of the type invested in each column shown. The unit value of each Division of VALIC Separate Account A will not be the same on any given day as the net asset value per share of the underlying Fund of the Series Company and the other mutual fund portfolios described in this prospectus in which that Division invests. This is because each unit value consists of the underlying share's net asset value minus the charges to VALIC Separate Account A. In addition, dividends declared by the underlying Fund are reinvested by the Division in additional shares. These distributions have the effect of reducing the value of each share of the Fund and increasing the number of Fund shares outstanding. However, the total cash value in VALIC Separate Account A does not change as a result of such distributions.

[SIDE NOTE]

MUTUAL FUND OR FUND -- THE INVESTMENT PORTFOLIO(S) OF A REGISTERED OPEN-END MANAGEMENT INVESTMENT COMPANY, WHICH SERVES AS THE UNDERLYING INVESTMENT VEHICLE FOR EACH DIVISION REPRESENTED IN VALIC SEPARATE ACCOUNT A.

FOR MORE INFORMATION ABOUT VALIC, SEE THE STATEMENT OF ADDITIONAL INFORMATION.

[END SIDE NOTE]

GENERAL INFORMATION
---------------------------------------------------

ABOUT PORTFOLIO DIRECTOR

Portfolio Director was developed to help you save money for your retirement. It offers you a combination of fixed and variable investment options that you can invest in to help you reach your retirement savings goals. Your contributions to Portfolio Director can come from different sources, like payroll deductions or money transfers. Your retirement savings process with Portfolio Director will involve two stages: the Purchase Period; and the Payout Period. The first is when you make contributions into Portfolio Director called "Purchase Payments." The second is when you receive your retirement payouts. For more information, see "Purchase Period" and "Payout Period" in this prospectus.

You may choose, depending upon your retirement savings goals, your personal risk tolerances, and your retirement plan, to invest in the Fixed Account Options and/or the Variable Account Options described in this prospectus. When you decide to retire, or otherwise withdraw your money, you can select from a wide array of payout options including both fixed and variable payments. In addition, this prospectus will describe for you all fees and charges that may apply to your participation in Portfolio Director.

ABOUT VALIC


We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America, located in Washington, D.C. We re-organized in the State of Texas on August 20, 1968, as The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have Regional Offices throughout the United States.



On August 29, 2001, American General Corporation, VALIC's indirect parent company, was acquired by the American International Group, Inc. ("AIG"), a Delaware corporation. As a result, VALIC is now an indirect, wholly-owned subsidiary of AIG. AIG is the leading US-based international insurance and financial services organization and the largest underwriter of commercial and industrial insurance in the United States. Its member companies write a wide range of commercial, personal and life insurance products through a variety of distribution channels in approximately 130 countries and jurisdictions throughout the world. AIG VALIC is the marketing name for the family of companies comprising VALIC Financial Advisors, Inc.; VALIC Retirement Services Company; VALIC Trust Company; and VALIC, offering a wide array of investment and insurance products, as well as financial and retirement planning services.



VALIC is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not its products or affiliates.


ABOUT VALIC SEPARATE ACCOUNT A


When you direct money to Portfolio Director's Variable Account Options, you will be sending that money through VALIC's Separate Account A. You do not invest directly in the Mutual Funds made available in Portfolio Director. VALIC's Separate Account A invests in the Mutual Funds on behalf of your account. VALIC Separate Account A is made up of what we call "Divisions." Sixty-five Divisions are available and represent the Variable Account Options in Portfolio Director. Each of these Divisions invests in a different Mutual Fund made available through Portfolio Director. For example, Division Ten represents and invests in the VALIC Company I Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.


VALIC established Separate Account A on July 25, 1979 under Texas insurance law to allow you to be able to invest in a number of Variable Account Options available in Portfolio Director. VALIC Separate Account A is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("Act"). Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933.

---------------------------------------------------
[SIDE NOTE]

THE DISTRIBUTOR'S ADDRESS IS 2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019.

FOR MORE INFORMATION ABOUT THE DISTRIBUTOR SEE "DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS" IN THE STATEMENT OF ADDITIONAL INFORMATION.

VARIABLE ACCOUNT OPTIONS -- INVESTMENT OPTIONS THAT CORRESPOND TO SEPARATE ACCOUNT DIVISIONS OFFERED BY PORTFOLIO DIRECTOR. INVESTMENT RETURNS ON VARIABLE ACCOUNT OPTIONS MAY BE POSITIVE OR NEGATIVE DEPENDING ON THE INVESTMENT PERFORMANCE OF THE UNDERLYING MUTUAL FUND.

[END SIDE NOTE]


VALIC Separate Account A is administered and accounted for as part of VALIC's business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of Portfolio Director, VALIC Separate Account A may not be charged with the liabilities of any other VALIC operation. As stated in Portfolio Director, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to Portfolio Director be held exclusively for the benefit of the contract owner, participants, annuitants, and beneficiaries of Portfolio Director. The commitments under the Contracts are VALIC's, and AIG has no legal obligation to back these commitments. When we discuss performance information in this prospectus, we mean the performance of a VALIC Separate Account A Division.


UNITS OF INTERESTS

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

DISTRIBUTION OF THE CONTRACTS


The principal underwriter and distributor for VALIC Separate Account A is American General Distributors, Inc. ("AGDI"), an affiliate of the Company. The Contracts are sold by licensed insurance agents who are registered representatives of broker-dealers which are members of the National Association of Securities Dealers, Inc., unless such broker-dealers are exempt from the broker-dealer registration requirements of the Securities Exchange Act of 1934, as amended.



The broker-dealers who sell the Contracts will be compensated for such sales by commissions ranging up to 7% of each first-year Purchase Payment. Agents will receive commissions of approximately 1.2% for level Purchase Payments in subsequent years and up to 7% on increases in the amount of Purchase Payments in the year of the increase. In addition, the Company and AGDI may enter into marketing and/or sales agreements with certain broker-dealers regarding the promotion and marketing of the Contracts. The sales commissions and any marketing arrangements as described are paid by the Company and do not result in any additional charges to Contract Owners or to VALIC Separate Account A. Contract Owner expenses are explained in the "Fees and Charges" section in this prospectus.


VARIABLE ACCOUNT OPTIONS
---------------------------------------------------


Portfolio Director enables you to participate in Divisions that represent 65 Variable Account Options. These Divisions comprise all of the Variable Account Options that are made available through VALIC Separate Account A. According to your retirement program, you may not be able to invest in all 65 Variable Account Options described in this prospectus. You may be subject to further limits on how many options you may be invested in at any one time or how many of the options you are invested in may be involved in certain transactions at any one time. See "About VALIC Separate Account A" in this prospectus.



Each individual Division represents and invests, through VALIC's Separate Account A, in specific Mutual Funds. These Mutual Funds are described in the "Summary" section.



Twenty-seven of the Mutual Funds offered through VALIC's Separate Account A are also available to the general public.



For complete information about each of these Mutual Funds, including charges and expenses, you should refer to the prospectus for that Fund. Additional copies are available from VALIC at 1-800-428-2542 (option 3) or on-line at www.aigvalic.com.


Shares of certain of the Funds are also sold to separate accounts of other insurance companies that may or may not be affiliated with us. This is known as "shared funding." These Funds may also be sold to separate accounts that act as the underlying investments for both variable annuity contracts and variable life insurance policies. This is known as "mixed funding." There are certain risks associated with mixed and shared funding. These risks may be discussed in each Fund's prospectus.

---------------------------------------------------
[SIDE NOTE]

PURCHASE PAYMENTS -- AN AMOUNT OF MONEY YOU PAY TO VALIC TO RECEIVE THE BENEFITS OF AN ANNUITY CONTRACT OFFERED BY PORTFOLIO DIRECTOR.

[END SIDE NOTE]

PURCHASE PERIOD
---------------------------------------------------

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. The Purchase Period can also end when a Portfolio Director account is surrendered before the Payout Period. The amount, number, and frequency of your Purchase Payments is determined by the retirement plan for which Portfolio Director was purchased.


ACCOUNT ESTABLISHMENT



You may establish an account only through a financial advisor. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. Your employer is usually responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account (see below). Purchase Payments can also be made by you for IRAs and certain nonqualified contracts ("individual contracts").



The maximum single payment that may be applied to any account without prior Home Office approval is $1,000,000.00. Minimum initial and subsequent Purchase Payments are as follows:



                  INITIAL   SUBSEQUENT
 CONTRACT TYPE    PAYMENT   PAYMENT
----------------  ------       ----
Periodic Payment  $   30       $ 30
Single Payment    $1,000        -0-

Periodic Payment minimums apply to each Periodic Payment made. The Single Payment minimum applies to each of your accounts.

Purchase Payments are received in VALIC's Home Office. When an initial Purchase Payment is accompanied by an application, within 2 business days we will:


- Accept the Application -- and issue a contract. We will also establish your account and apply your Purchase Payment by crediting the amount, on the date we accept your application, to the Fixed or Variable Account Option selected; or


- Reject the Application -- and return the Purchase Payment; or


- Request Additional Information -- to correct or complete the application. In the case of an individual variable annuity contract, we will return the Purchase Payments within 5 business days if the requested information is not provided, unless you otherwise so specify. Once you provide us with the requested information, we will establish your account and apply your Purchase Payment, on the date we accept your application, by crediting the amount to the Fixed or Variable Account Option selected.


If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. If this occurs, we will take one of the following actions:


  RETURN PURCHASE PAYMENTS. If we do not have your name, address or social security number, we will return the Purchase Payment to your employer unless this information is immediately provided to us; or



  EMPLOYER-DIRECTED ACCOUNT. If we have your name, address and social security number and we have an Employer-Directed Account Agreement from your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in a Money Market Division, or other investment option chosen by your employer. If your employer chooses another investment option other than a Money Market Division, the value of your investment may fluctuate and you could lose money. You may not transfer these amounts until VALIC has received a completed application or enrollment form; or



  STARTER ACCOUNT. If we have your name, address and social security number, but we do not have an Employer-Directed Account Agreement from your employer, we will deposit your Purchase Payment in a "starter" account invested in a Money Market Division option chosen by your employer. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. Unless a completed application or enrollment form is received by us within 105 days of establishment of your starter account, the account balance, including earnings, will be returned to your employer. We are not responsible for any adverse tax consequences to you that may result from the return of your employer's contributions.



If mandated under applicable law, we may be required to reject a Purchase Payment. We may also be required to block a contract owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.

---------------------------------------------------
[SIDE NOTE]

PURCHASE UNIT -- A MEASURING UNIT USED TO CALCULATE OUR ACCOUNT VALUE DURING THE PURCHASE PERIOD. THE VALUE OF A PURCHASE UNIT WILL VARY WITH THE INVESTMENT EXPERIENCE OF THE SEPARATE ACCOUNT DIVISION YOU HAVE SELECTED.

FOR MORE INFORMATION AS TO HOW PURCHASE UNIT VALUES ARE CALCULATED, SEE THE STATEMENT OF ADDITIONAL INFORMATION.

[END SIDE NOTE]


WHEN YOUR ACCOUNT WILL BE CREDITED



Depending on your retirement plan, Purchase Payments may be made by your employer for your account or by you for an IRA or certain nonqualified contracts. It is the employer's or the individual's responsibility to ensure that the Purchase Payment can be promptly posted to the appropriate account(s).



A Purchase Payment must be "in good order" before it can be posted to your account. "In good order" means that all required information and/or documentation has been supplied and that the funds (check, wire, or ACH) are properly authorized and clearly identify the individual Social Security Number ("SSN") or Group Number to which they are to be applied. To ensure efficient posting for employer sponsored accounts, Purchase Payment information must include complete instructions, including the group name and number, each employee's name and social security number, contribution amounts (balanced to the penny for the total purchase) and the source of the funds (for example, employee voluntary, employer mandatory, employer match, transfer, rollover or a contribution for a particular tax year). Purchase Payments for individual accounts must include the name, SSN, and the source of the funds (for example, transfer, rollover, or a contribution for a particular tax year).



If the Purchase Payment is in good order as described and is received at our Home Office by 4:00 p.m. Eastern time, the appropriate account(s) will be credited the business day of receipt. Purchase Payments in good order received at our Home Office after 4:00 p.m. Eastern time will be credited the next business day.



Please note that if the Purchase Payment is not in good order, the employer or individual will be notified promptly. No amounts will be posted to any accounts until all issues with the Purchase Payment have been resolved. If a Purchase Payment is not received in good order, the purchase amounts will be posted effective the date all required information is received.


PURCHASE UNITS


A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Units apply only to the Variable Account Options selected for your account. Purchase Unit values are calculated at the close of regular trading of the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. New York time (see Calculation of Purchase Unit Value below for more information.) Purchase Unit values will vary depending on the net investment results of each of the Variable Account Options. This means the value of your Variable Account Option will fluctuate.


CALCULATION OF PURCHASE UNIT VALUE

The Purchase Unit value for a Division is calculated as shown below:


STEP 1: Calculate the gross investment rate:
              Gross Investment Rate
=             (EQUALS)
              The Division's investment income and capital gains and
              losses (whether realized or unrealized) on that day from
              the assets attributable to the Division.
 DIVIDED BY   (DIVIDED BY)
              The value of the Division for the immediately preceding
              day on which the values are calculated.

We calculate the gross investment rate as of 4:00 p.m. New York time on each business day when the Exchange is open.



STEP 2: Calculate net investment rate for any day as follows:
       Net Investment Rate
=      (EQUALS)
       Gross Investment Rate (calculated in Step 1)
-      (MINUS)
       Separate Account charges.


STEP 3: Determine Purchase Unit Value for that day.
       Purchase Unit Value for that day.
=      (EQUALS)
       Purchase Unit Value for immediate preceding day.
X      (MULTIPLIED BY)
       Net Investment Rate (as calculated in Step 2) plus 1.00.

CHOOSING INVESTMENT OPTIONS


There are 68 investment options offered in Portfolio Director. This includes 3 Fixed Account Options and 65 Variable Account Options. The Funds that underlie the Variable Account Options are registered as investment companies under and are subject to regulation of the Act. The Fixed Account Options are not subject to regulation under the Act and are not required to be registered under the Securities Act of 1933. As a result, the SEC has not reviewed data in this prospectus that relates to the Fixed Account

---------------------------------------------------
Options. However, federal securities law does require such data to be accurate and complete.

FIXED ACCOUNT OPTIONS


The Fixed Account Plus and the Short-Term Fixed Account are part of the Company's general assets. The Multi-Year Option may be invested in either the general assets of the Company or in a Separate Account of the Company, depending upon state requirements. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in the "Summary" section in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. With the exception of a market value adjustment which generally will be applied to withdrawals or transfers from a Multi-Year Option prior to the end of an MVA term, we bear the entire investment risk for the Fixed Account Options. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets. The minimum amount to establish each new MVA Band, as described in the Contract, may be changed from time to time by the Company.




Here is how you may calculate the value of your Fixed Account
Option during the Purchase
Period:
       Value of Your Fixed Account Options*
=      (EQUALS)
       All Purchase Payments made to the Fixed Account Options
+      (PLUS)
       Amounts transferred from Variable Account Options to the
       Fixed Account Options
+      (PLUS)
       All interest earned
-      (MINUS)
       Amounts transferred or withdrawn from Fixed Account
       Options
       (including applicable fees and charges)
-----------------------------------------------------------------
* This value may be subject to a market value adjustment under the Multi-Year Option.


VARIABLE ACCOUNT OPTIONS

You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. A complete discussion of each of the Variable Account Options may be found in the "Summary" and "Variable Account Options" sections in this prospectus and in each Fund's prospectus. Based upon a Variable Account Option's Purchase Unit Value your account will be credited with the applicable number of Purchase Units. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying fund (which may be positive or negative) and the deduction of VALIC Separate Account A charges. See the "Fees and Charges" section in this prospectus. Because Purchase Unit Values change daily, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.


Here is how to calculate the value of each Variable Account
Option in your account during the Purchase Period:
       Value of Your Variable Account Option
=      (EQUALS)
       Total Number of Purchase Units
X      (MULTIPLIED BY)
       Current Purchase Unit Value

STOPPING PURCHASE PAYMENTS

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time before your Portfolio Director account has been surrendered. The value of the Purchase Units will continue to vary. Your Account Value will continue to be subject to charges.

If your Account Value falls below $300, and you do not make any Purchase Payments for two years from the date we established your account, we may close the account and pay the Account Value (less any surrender charge) to you. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer's plan.

[SIDE NOTE]
ACCOUNT VALUE -- THE TOTAL SUM OF YOUR FIXED ACCOUNT AND/OR VARIABLE ACCOUNT OPTIONS THAT HAVE NOT YET BEEN APPLIED TO YOUR PAYOUT PAYMENTS.
PURCHASE PERIOD -- THE TIME BETWEEN YOUR FIRST PURCHASE PAYMENT AND YOUR PAYOUT PERIOD (OR SURRENDER).
HOME OFFICE -- OUR PRINCIPAL OFFICE AT 2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019. PAYOUT PERIOD -- THE TIME THAT STARTS WHEN YOU BEGIN TO WITHDRAW YOUR MONEY IN A STEADY STREAM OF PAYMENTS.

[END SIDE NOTE]

TRANSFERS BETWEEN INVESTMENT OPTIONS
---------------------------------------------------

You may transfer all or part of your Account Value between the various Fixed Account and Variable Account Options in Portfolio Director without a charge. Transfers may be made during the Purchase Period or during the Payout Period. We reserve the right to limit transfers and to restrict the method of communicating transfers or reallocations as discussed below. Your employer's plan may also limit your rights to transfer.

DURING THE PURCHASE PERIOD
During the Purchase Period, transfers may be made between Portfolio Director's Fixed Account Options and Variable Account Options.


We currently permit transfers between Variable Account Options or from Variable Account Options to Fixed Account Options, at any time. We may, however, limit the number, frequency (minimum period of time between transfers) or amount of transfers you can make. The underlying Mutual Fund of any Variable Account Option may also impose similar limitations or restrictions on the transfers to or from such Fund and may refuse your transaction. Please refer to the current prospectus for each Fund to determine if additional limitations or restrictions apply. We may also limit the method and manner of providing or communicating transfer and reallocation instructions.


Transfers are also permitted from the Fixed Account Options subject to the following limitations:



        FIXED                                                                            OTHER
    ACCOUNT OPTION            VALUE             FREQUENCY                             RESTRICTIONS
 --------------------  --------------------  ---------------  ------------------------------------------------------------
 Fixed Account Plus:   Up to 20% per         At any time      None(1)
                        contract year
                       100%                  At any time      If Account Value is less than or equal to $500
 Short-Term Fixed      Up to 100%            At any time      90-day Holding Period
   Account:                                                   If transfer was previously made into Short-Term Fixed
                                                              Account.(2)
 Multi-Year            Up to 100%            At any time      Withdrawals or Transfers subject to market value adjustment
   Option(3):                                                 if prior to the end of an MVA term. Each MVA Band will
                                                              require a minimum transfer amount, as described in the
                                                              Contract.(4)


-------------

(1) Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer's retirement plan.
(2) VALIC may change this holding period at any time in the future, but it will never be more than 180 days.

(3) The Multi-Year Option may not be available unless it has been selected as an option for your employer's retirement plan.

(4) The minimum transfer amount may be changed from time to time by the Company.

From time to time we may waive the 20% transfer restriction on Fixed Account Plus for transfers to the Multi-Year Option or to other investment options.


DURING THE PAYOUT PERIOD

During the Payout Period, transfers may be made between Portfolio Director's investment options subject to the following limitations:


                                        % OF ACCOUNT
                        --------------------------------------------     OTHER
    ACCOUNT OPTION             VALUE                FREQUENCY         RESTRICTIONS
----------------------  --------------------  ----------------------  ------------
Variable:                    Up to 100%       Once every 365 days         None
Combination Fixed and        Up to 100%       Once every 365 days         None
  Variable Payout:      of money in variable
                           option payout
Fixed:                     Not permitted                --                 --

COMMUNICATING TRANSFER OR
REALLOCATION INSTRUCTIONS


Transfer instructions may be given by telephone, through the internet (AIG VALIC Online), using the self service automated phone system (AIG VALIC by Phone), or in writing. We will send a confirmation of transactions within five days from the date of the transaction. It is your responsibility to verify the information shown and notify us of any errors within one business day of receipt.


Instructions for transfers or reallocations may be made via the internet as follows:


- Log on to www.aigvalic.com



- Click on "account access"



- Click "View Your Account" and log into AIG VALIC Online



- Click OK : "You are about to view pages over a secure connection. Any information you exchange with this site cannot be viewed by anyone else on the Web"



- Enter your Social Security Number and personal identification number (PIN)



- Select the desired account



- Click either "Asset Transfer" (to transfer existing funds) or "Allocation Change" (to reallocate future contributions) under the "Transactions" menu



- Input the transaction request, then click "Continue"



- Review your transaction request for accuracy and then click "Continue" to submit to AIG VALIC



- Record transaction confirmation number



Instructions for transfers or reallocations may be made via an automated telephone system (AIG VALIC by Phone) as follows:



- Call 1-800-428-2542


- Press 1 for "Account Inquiries and Transaction Requests"

---------------------------------------------------
- Enter your Social Security Number and personal identification number (PIN)

- Select the desired account and press 2 for an asset transfer or allocation change


- Follow the scripts to complete your transaction request and to submit to AIG VALIC


Instructions for transfer or reallocations may also be made as follows:

- Call 1-800-621-7792

- Enter your Social Security Number


- You may speak with a Client Service Professional



You may also send written instructions by completing a VALIC form for transfers or reallocations:



- Written instructions should be sent to VALIC's Home Office



- A VALIC financial change form is required


- Written instructions are required if you are requesting a transfer to or from the MVA Option

- Written instructions are required if you have notified us not to accept telephone instructions


- We encourage you to make transfers or reallocations using AIG VALIC Online or AIG VALIC by Phone for most efficient processing



No one that we employ or that represents AIG VALIC may give telephone instructions on your behalf without AIG VALIC's prior written permission. This does not apply to a contract with the immediate family of an employee or representative of AIG VALIC.



Because we follow reasonable security procedures and act on instructions we reasonably believe are genuine, you will bear the risk of loss arising from instructions received by telephone or online. We are not responsible for the authenticity of such instructions or for any losses from errors in communication. Transfer instructions during the Payout Period cannot be done online or by telephone. We reserve the right to stop telephone transfers at any time.


EFFECTIVE DATE OF TRANSFER

The effective date of a transfer will be:

- The date of receipt, if received in our Home Office before the close of regular trading of the Exchange on a day values are calculated;

  (Normally, this will be 4:00 P.M. New York time); otherwise

- The next date values are calculated.

MARKET TIMING


The Contracts and their Variable Account Options are not designed for persons or professional market timing organizations or other entities using programmed and/or frequent transfers. We may not unilaterally terminate or discontinue transfer privileges. However, we reserve the right to suspend such privileges for a reasonable time with reasonable notice to prevent market timing efforts or frequent transfers that could disadvantage other Contract Owners.


FEES AND CHARGES
---------------------------------------------------

By investing in Portfolio Director, you may be subject to six basic types of fees and charges:

- Account Maintenance Fee

- Surrender Charge

- Premium Tax Charge

- Separate Account Charges

- Fund Annual Expense Charge

- Other Tax Charges

These fees and charges are explained below. For additional information about these fees and charges, see the Fee Table in this prospectus.


In addition, certain charges may apply to the Multi-Year Option which are discussed at the end of this section.



Throughout this prospectus you will find repeated references to the tax-deferred nature of the annuity contract, as well as the tax-deferred nature of contributions to qualifying retirement programs. There is no fee for this tax-deferred feature. Instead, the tax deferral is a result of the application of federal income tax rules to the contract and, if applicable, to the retirement program under which this contract is purchased.


ACCOUNT MAINTENANCE FEE


An account maintenance fee of $3.75 will be deducted on the last day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your Account to pay the account maintenance fee. If you are invested only in Fixed Account Options during a calendar quarter, this fee will not apply. If all your money in the Variable Account Options is withdrawn, or transferred to a Fixed Account Option, the fee will be deducted at that time. The fee will be assessed equally among the Variable Account Options that make up your Account Value.

---------------------------------------------------
[SIDE NOTE]

PARTICIPANT YEAR -- THE FIRST TWELVE MONTH PERIOD AND THEN EACH YEARLY ANNIVERSARY OF THAT PERIOD FOLLOWING THE ISSUE DATE OF THE CONTRACT OR CERTIFICATE.

[END SIDE NOTE]

The account maintenance fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options. We do not expect that the amount of fees we receive will be greater than our expenses.

The amount of the account maintenance fee may be reduced or waived if Portfolio Director is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if account maintenance fees may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" section in this prospectus. If you have two or more accounts established under the same group contract, we may agree to deduct an account maintenance fee from only one account.

SURRENDER CHARGE

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.

It is assumed that the most recent Purchase Payments are withdrawn first. No surrender charge will be applied unless an amount is actually withdrawn. We consider all Purchase Payments to be withdrawn before earnings are withdrawn.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.

AMOUNT OF SURRENDER CHARGE

A surrender charge may not be greater than:

- Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

- Five percent (5%) of the amount withdrawn.

10% FREE WITHDRAWAL

In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again.

EXCEPTIONS TO SURRENDER CHARGE

No surrender charge will be applied:

- To money applied to provide a Payout Option;

- To death benefits;

- If no Purchase Payments have been received during the 60 months prior to the date of surrender;

- If your account has been in effect for 15 years or longer;

- If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

- To "No Charge Systematic Withdrawals";

- Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;

- If you have become totally and permanently disabled, defined as follows: You are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor's verification; or

- If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.

VALIC may waive any otherwise applicable surrender charge if you reinvest the surrender proceeds in another VALIC insurance product.You will, however, be subject to a surrender charge in the newly acquired product under the same terms and conditions as the original product. For purposes of calculating any surrender charge due, you will be considered to have acquired the new product as of the date you acquired the original product.

The surrender charge may also be reduced or waived if Portfolio Director is issued to certain

---------------------------------------------------
types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if a surrender charge may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" section in this prospectus.

PREMIUM TAX CHARGE

Taxes on Purchase Payments are imposed by some states, cities, and towns. The rate will range from zero to 3 1/2%.

If the law of a state, city, or town requires premium taxes to be paid when Purchase Payments are made, we will, of course, comply. Otherwise, such tax will be deducted from the Payout Value when annuity payments are to begin.

If we deduct an amount for premium taxes, but later find the tax was not due, we will:

- Adjust the amount deducted in error to reflect investment experience from the date of the deduction to the date we determined the tax was not due; and

- Apply the excess amount, as adjusted, to increase the number of Pay-in or Payout Units.

SEPARATE ACCOUNT CHARGES

There will be a mortality and expense risk fee and an administration and distribution fee applied to VALIC Separate Account A. This is a daily charge at an annualized rate of 0.75% to 1.25% on the average daily net asset value of VALIC Separate Account A. The exact rate depends on the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. The mortality and expense risk fee is to compensate the Company for assuming mortality and expense risks under Portfolio Director. The mortality risk that the Company assumes is the obligation to provide payments during the Payout Period for your life no matter how long that might be. In addition, the Company assumes the obligation to pay during the Purchase Period an interest guaranteed death benefit. For more information about the interest guaranteed death benefit see the "Death Benefit" section of this prospectus. The expense risk is our obligation to cover the cost of issuing and administering Portfolio Director, no matter how large the cost may be.

The Company may make a profit on the mortality and expense risk fee and on the administration and distribution fee.

The administration and distribution fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense of administration and marketing (including but not limited to enrollment, participant communication and education).

For more information about the mortality and expense risk fee and administration and distribution fee, see the Fee Table in this prospectus.

The mortality and expense risk fee or administration and distribution fee may be reduced or waived if issued to certain types of plans that are expected to result in lower costs to VALIC. To learn more about how we determine if the mortality and expense risk fee or administration and distribution fee may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" section of this prospectus.

FUND ANNUAL EXPENSE CHARGES

Investment management charges based on a percentage of each Fund's average daily net assets are payable by each Fund. Depending on the Variable Account Option selected, the charges will be paid by each Fund to its investment adviser. These charges and other Fund charges and expenses are fully described in the prospectuses for the Funds. These charges indirectly cost you because they lower your return.

OTHER TAX CHARGES

We reserve the right to charge for certain taxes (other than premium taxes) that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

REDUCTION OR WAIVER OF ACCOUNT
MAINTENANCE FEE, SURRENDER,
MORTALITY AND EXPENSE RISK FEE OR
ADMINISTRATION AND DISTRIBUTION FEE CHARGES

We may, as described below, determine that the account maintenance fee, surrender charges, mortality and expense risk fee or administration and distribution fee for Portfolio Director may be reduced or waived. We may reduce or waive these fees and charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

- The type of retirement program.

---------------------------------------------------
  Certain types of retirement programs because of their stability can result in lower administrative costs.

- The nature of your retirement program.

  Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders thus reducing administrative costs.

- Other factors of which we are not presently aware which could reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive account maintenance fees:

- The frequency of Purchase Payments for your retirement program.

  Purchase Payments received no more than once a year can reduce administrative costs.

- The administrative tasks performed by your employer for your retirement program.

The employer sponsoring your retirement program can, through their method of remitting Purchase Payments, reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive surrender charges:

- The size of your retirement program.

  A retirement program which involves a larger group of employees may allow us to reduce sales expenses.

- The total amount of Purchase Payments to be received for your retirement program.

  Larger Purchase Payments can reduce sales expenses.

- The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.

We review the following additional factors to determine whether we can reduce or waive the mortality and expense risk fee or administration and distribution fee:

- The frequency of Purchase Payments for your retirement program.

- The size of your retirement program.

- The amount of your retirement program's periodic purchase payment.

We will only do this if permitted by this Contract and by VALIC guidelines in effect at the time. In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.

SEPARATE ACCOUNT EXPENSE REIMBURSEMENT

Some of the Mutual Funds or their affiliates may have an agreement with the Company to pay the Company for administrative and shareholder services it provides to the underlying Fund. The Company may, in its discretion, apply some or all of these payments to reduce its charges to the Division investing in that Fund. In addition, the Company currently reimburses certain Divisions a portion of the Company's administration and distribution fee. Such reimbursement arrangements are, however, voluntary, and may be changed by the Company at any time. See the Fee Table in this prospectus for an identification of those Funds for which a reimbursement applies and the amount of the reimbursement.

MARKET VALUE ADJUSTMENT


Under the Multi-Year Option you may establish one or more MVA Bands with a minimum amount, as described in the Contract, per MVA Band in states in which the Multi-Year Option has been approved. The Company may change the minimum from time to time. Each MVA Band will be guaranteed to receive a stated rate of interest through the end of the selected MVA term. We guarantee your Multi-Year Option will earn at least the lowest minimum interest rate applicable to any of the fixed interest options in the contract. A withdrawal will generally be subject to a surrender charge if it exceeds the amount of any free withdrawal amount permitted under your contract. Withdrawals or transfers from an MVA Band prior to the end of the MVA term will be subject to a market value adjustment, unless an exception applies. This adjustment may be positive or negative, based upon the differences in selected interest rates at the time the MVA Band was established and at the time of the withdrawal. This adjustment will not apply upon the Owner's death, or if the Owner is not a natural person, upon the death of the Annuitant. This adjustment applies independently from surrender charges, and can still apply to a 10% Free Withdrawal. The market value adjustment may be waived for distributions that are required under your Contract. It will also be waived for 30 days following the end of an MVA term. Loans are not available from the Multi-Year Option. Please review your Contract for additional information on the Multi-Year Option.

[SIDE NOTE]

PAYOUT UNIT -- A MEASURING UNIT USED TO CALCULATE PAYOUT PAYMENTS FROM YOUR VARIABLE ACCOUNT OPTION. PAYOUT UNIT VALUES WILL VARY WITH THE INVESTMENT EXPERIENCE OF THE VALIC SEPARATE ACCOUNT A DIVISION YOU HAVE SELECTED.

ASSUMED INVESTMENT RATE -- THE RATE USED TO DETERMINE YOUR FIRST MONTHLY PAYOUT PAYMENT PER THOUSAND DOLLARS OF ACCOUNT VALUE IN YOUR VARIABLE ACCOUNT OPTION(S).

[END SIDE NOTE]

PAYOUT PERIOD
---------------------------------------------------

The Payout Period (Annuity Period) begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of Payout Options listed below. You may choose to have your Payout Option on either a fixed, a variable, or a combination payout basis. When you choose to have your Payout Option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

FIXED PAYOUT

Under Fixed Payout, you will receive payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments will depend on:

  -  Type and duration of Payout Option chosen;

  -  Your age or your age and the age of your survivor (1);


  - Your gender or your gender and the gender of your survivor (1) (IRAs and certain nonqualified contracts);


  -  The portion of your Account Value being applied; and

  -  The payout rate being applied and the frequency of the payments.


  (1) This applies only to joint and survivor payouts, determined by the nearest birthdate.


If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

VARIABLE PAYOUT

With a Variable Payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit Value is calculated just like the Purchase Unit Value for each Variable Account Option except that the Payout Unit Value includes a factor for the Assumed Investment Rate you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

In determining your first Payout Payment, an Assumed Investment Rate of 3 1/2% is used (unless you select a higher rate as allowed by state law.) If the net investment experience of the Variable Account Option exceeds your Assumed Investment Rate, your next payment will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your Assumed Investment Rate, your next payment will be less than your first payment.

COMBINATION FIXED AND VARIABLE PAYOUT

With a Combination Fixed and Variable Payout, you may choose:

  - From your existing Variable Account Options (payments will vary); with a

  - Fixed Payout (payment is fixed and guaranteed).

PAYOUT DATE


The Payout Date is the date elected by you on which your payout (annuity) payments will start. The date elected must be the first of any month. A request to start payments must be received in our Home Office on a form approved by VALIC. This request must be received by VALIC by at least the fifteenth (15th) day of the month prior to the month you wish your annuity payments to start. Your account will be valued ten days prior to the end of the month preceding the Payout Date. Generally, for qualified contracts, the Payout Date may be when you attain age 59 1/2 or separate from service, but must be no later than April 1 following the calendar year you reach age 70 1/2 or the calendar year in which you retire. For nonqualified contracts, the Payout Date may be any time prior to your 85th birthday. For additional information on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans or simplified employee plans ("SEPs"), see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.


PAYOUT OPTIONS

You may specify the manner in which your Payout Payments are made. You may select one of the following options:

  - LIFE ONLY -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one payout payment if he died prior to the date of the second payment, two if he died before the third payment.

---------------------------------------------------
[SIDE NOTE]

FOR MORE INFORMATION ABOUT PAYOUT OPTIONS OR ENHANCEMENTS OF THOSE PAYOUT OPTIONS AVAILABLE UNDER THE CONTRACT, SEE THE STATEMENT OF ADDITIONAL INFORMATION.

[END SIDE NOTE]


 - LIFE WITH GUARANTEED PERIOD -- payments are made to you during your lifetime, but if you die before the guaranteed period has expired, your beneficiary can receive payments for the rest of your guaranteed period, or take a lump-sum distribution.


 - LIFE WITH CASH OR UNIT REFUND -- payments are made to you during your lifetime. Upon your death, your beneficiary will receive a lump sum payment equal to the remaining Annuity Value.

 - JOINT AND SURVIVOR LIFE -- payments are made to you during the joint lifetime of you and your beneficiary. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at death of the last survivor. For example, it would be possible under this option for the Joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the Joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

 - PAYMENT FOR A DESIGNATED PERIOD -- payments are made to you for a select number of years between five and thirty. Upon your death, payments will continue to your beneficiary until the designated period is completed.

ENHANCEMENTS TO PAYOUT OPTIONS

You may be able to select enhancements to the Payout Options described above. These enhancements include partial annuitization, flexible payments of varying amounts and inflation protection payments. Additionally, certain options may be available with a one to twenty year guaranteed period. The Joint and Survivor Life Option may be available with a one to twenty year guaranteed period option. Not all of the enhancements are available under each option.

PAYOUT INFORMATION


Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during your payment period. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of an excise tax, if you do not meet an exception under federal tax law. See "Federal Tax Matters" in this prospectus.



Your Payment Option should be selected and sent to our Home Office by at least the fifteenth (15th) day of the month before your Payout Date. Your first Payout Payment must total at least $25.


Most Payout Payments are made monthly. If the amount of your payment is less than $25, we reserve the right to reduce the number of payments made each year so each of your payments are at least $25, subject to any limitations under the Contract or plan.

SURRENDER OF ACCOUNT VALUE
---------------------------------------------------

WHEN SURRENDERS ARE ALLOWED

You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  - allowed under federal and state law; and

  - allowed under your employer's plan.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus.

You may be subject to a 10% federal tax penalty for partial or total surrenders made before age 59 1/2. See the "Federal Tax Matters" section in this prospectus.



DELAY REQUIRED UNDER APPLICABLE LAW. We may be required under applicable law to block a request for a surrender until we receive instructions from the appropriate regulator, due to the USA Patriot Act.


SURRENDER PROCESS

If you are allowed to surrender all or a portion of your Account Value as noted above, then you must complete a surrender request form and mail it to our Home Office. We will mail the Surrender Value to you within 7 calendar days after we receive your request if it is in good order. Good order means that all paperwork is complete and signed or approved by all required persons, and any necessary supporting legal documents or plan forms have been received in correct form. For example, a loan termination or loan payoff must be processed prior to surrendering an account. If you are not 100% vested, forfeited dollars must be removed prior to the Surrender transaction. Additionally, if your Plan Administrator must approve a request for Surrender, the request will not be considered in good order until the Plan Administrator approval is received. The above examples may not be all-inclusive, but are illustrations of processes that must be completed before a request is considered to be in good order.

We may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment which has not cleared the banking system. We may delay payment of that portion of your Surrender Value until the check clears. The rest of the Surrender Value will be processed in accordance with the procedures above.

AMOUNT THAT MAY BE SURRENDERED

The amount that may be surrendered at any time can be determined as follows:


                                Your Account
   Allowed                        Value(1)
  Surrender     = (EQUALS)        -(MINUS)
    Value                      Any Applicable
                              Surrender Charge
   (1) Equals the Account Value next computed
       after your properly completed request
       for surrender is received in our Home
       Office.

There is no guarantee that the Surrender Value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

SURRENDER RESTRICTIONS


Generally, Internal Revenue Code Section 403(b)(11) permits total or partial distributions from your voluntary contributions to a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability. Similar restrictions apply to any amount transferred from a 403(b)(7) custodial account.



Under the TEXAS STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender will be allowed except upon attainment of age 70 1/2, retirement or other termination of employment or death.


Under the FLORIDA STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except for termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

  - death benefits; and

  - certain small amounts approved by the State of Florida.

Under the LOUISIANA OPTIONAL RETIREMENT PLAN retirement benefits must be paid in the form of a lifetime income, and except for death benefits, single sum surrenders and partial surrenders out of the plan are not permitted.

Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the contract.

---------------------------------------------------
PARTIAL SURRENDERS

You may request a partial surrender of your Account Value at any time, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options first unless otherwise specified by you.

The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:


     The amount                      Your Purchase
  surrendered from                     Units next
    the Variable                   computed after the
   Account Option     DIVIDED BY    written request
      + (PLUS)       (DIVIDED BY)   for surrender is
   Any Surrender                    received at our
       Charge                         Home Office.

The Surrender Value will be reduced by a full quarterly account maintenance fee charged in the case of a full surrender during a quarter.

SYSTEMATIC WITHDRAWALS

You may elect to withdraw all or part of your Account Value under a systematic withdrawal method described in your annuity contract offered by Portfolio Director. There will be no surrender charge for withdrawals using this method, which provides for:

  - Payments to be made to you;

  - Payment over a stated period of time (but not less than five years);

  - Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).


We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options which you selected. A "No Charge" systematic withdrawal election may not be changed but can be revoked at no charge. Once revoked, a "No Charge" systematic withdrawal may not be elected again. Systematic withdrawals that are not "no-charge" systematic withdrawals can be changed, revoked, and/or reinstated. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change its terms, at any time.


DISTRIBUTIONS REQUIRED BY FEDERAL TAX LAW

There will be no surrender charge on a minimum distribution required by federal tax law (known as No Charge Minimum Distribution), if the withdrawal:

  - Is made payable to you; and

  - Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director Contract and VALIC.


This contract feature will not be available in any year that an amount has been withdrawn under the no charge systematic withdrawal method. See "Federal Tax Matters" in this prospectus and in the Statement of Additional Information for more information about required distribution rules imposed by tax law.


For an explanation of possible adverse tax consequences of a surrender, see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

EXCHANGE PRIVILEGE
---------------------------------------------------

We issue other fixed and/or variable annuity contracts (other contracts) in addition to Portfolio Director. These other contracts are listed below. We will allow you, under certain conditions, to exchange from one of these other contracts to Portfolio Director. If you elect to exercise one of these exchange offers, you should contact any of our Regional Offices. An exchange may require the issuance of a contract or may be subject to any other requirements that the Company may impose.

RESTRICTIONS ON EXCHANGE PRIVILEGE

We will impose certain general restrictions and rules on the exchange privileges.

  - Partial exchanges are not permitted.

---------------------------------------------------
  - Exchanges from Portfolio Director to other contract forms are not permitted, except at the discretion of the Company.

  - This exchange privilege is only available for those other contracts listed below.

Additionally, if you have your money in a fixed account of one of the below listed other contracts, you must exchange directly into the Fixed Account Options of Portfolio Director. You will be subject to all of the rules that apply to the Fixed Account Options in Portfolio Director. For example, you will be subject to the rules concerning transfers among investment options as stated in the Transfers Between Investment Options section in this prospectus. We may, at our option, waive any transfer restrictions for a stated period of time. If we waive these transfer restrictions, you will be allowed to exchange to any investment option available in Portfolio Director.

WE RESERVE THE RIGHT TO TERMINATE, MODIFY OR SUSPEND THESE EXCHANGE PRIVILEGES AT ANY TIME.

TAXES AND CONVERSION COSTS

We will impose no fee or charge for these exchanges. Please read the "Federal Tax Matters" section in this prospectus for information about the federal income tax treatment of Portfolio Director.

SURRENDER CHARGES

We will generally not impose existing surrender charges as a result of your electing to exchange from one of the other contracts.

For purposes of determining surrender charges, we often consider time in the contract. For SPQ181 and SPQ181-1 Contracts, the contract date for determining surrender charges under Portfolio Director will be the SPQ181 and SPQ181-1 contract date plus one year. For example, if you have an SPQ181 contract with a contract date of January 1, 1993, upon exchange into Portfolio Director, the contract date for surrender charges purposes becomes January 1, 1994.

For any other contract, the contract date for determining surrender charges under Portfolio Director will be the same date as the other contract, but no earlier than January 1, 1982. (The effect of this is to potentially shorten the charge period for Purchase Payments subsequently made to Portfolio Director.)

If there is no surrender charge on assets within another contract, we will not impose charges on those assets as a result of an exchange. If surrender charges are to be based on Purchase Payments within a contract, we will consider purchase payments in the other contract to have been transferred to Portfolio Director for purposes of calculating the surrender charge. The effective dates of these Purchase Payments will also be retained for surrender charge purposes.

The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

EXCHANGE OFFERS FOR CONTRACTS OTHER THAN
PORTFOLIO DIRECTOR

The following other contracts may be exchanged.

  - V-Plan Contracts (IFA-582 and GFA-582 Contracts)

  - Compounder Contracts (C-1-75 and IFA-78 Contracts)

  - Independence Plus Contracts (UIT-585 and UITG-585 Contracts)

  - Impact Contracts (UIT-981 Contracts)

  - SA-1 or SA-2 (GUP-64, GUP-74 and GTS-VA Contracts)

  - FSPA-75, FSPA-73-3, FSPA-779 Contracts

  - SPQ181, SPQ181-1 Contracts

  - CTA 978 Contract

  - TFA-379 Contract

  - SDA-578, SDA-773-T Contract

  - IRA-579 Contracts

Portfolio Director will have the same Account Value (called Accumulation Value in the other contracts) as the other contracts.

COMPARISON OF CONTRACTS

You should carefully compare the features, charges and restrictions of the other contracts to those of Portfolio Director. A more detailed comparison of the features, charges, and restrictions between each above listed other contract and Portfolio Director is provided in the Statement of Additional Information.


For the V-Plan and Compounder Contract you should refer to the terms of the contract or certificate. For the other contracts please refer to its most recently dated prospectus for a complete description of the contract terms and conditions.

---------------------------------------------------

Those prospectuses are incorporated herein by reference. If you want a copy of any of these prospectuses or Statements of Additional Information, please contact us at 1-800-428-2542 (option 3).


FEATURES OF PORTFOLIO DIRECTOR

In deciding whether you want to exercise these exchange privileges, you should consider the following features of Portfolio Director.

  - Portfolio Director has more investment options to select from.

  - Portfolio Director has 28 publicly available mutual funds as investment options.

  - The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

  - Portfolio Director has an Interest Guaranteed Death Benefit.

  - Portfolio Director's Fund fees and charges are different than the other contracts and in some cases may be higher.

  - Different series of Portfolio Director may charge fees higher or lower than other series of Portfolio Director.

  - Portfolio Director's guaranteed annuity rates and guaranteed interest rates may be less favorable than the other contracts.

AGENTS' AND MANAGERS' RETIREMENT PLAN EXCHANGE OFFER

GENERAL. All eligible agents and managers of the Company are allowed to participate in the Company's Agents' and Managers' Retirement Plan ("Plan"). We grant to participants in the Plan the right to effect a voluntary exchange of their units of interest under the SA-1 Contracts and Independence Plus Contracts for the equivalent units of interest in Portfolio Director.

Agents and managers of VALIC who enter into the voluntary exchange will not incur under Portfolio Director any surrender charges or account maintenance fees. Other individuals who may exchange to Portfolio Director from SA-1 or Independence Plus Contracts may have surrender charges and account maintenance fees imposed under Portfolio Director. All other provisions with regard to exchange offers referenced in the section entitled "Exchange Offers" will apply to the Agents' and Managers' Retirement Plan Exchange Offer.

Pursuant to this voluntary exchange offer, participants in the Plan will have three options to choose from. As to the funding vehicle for their purchase payment plan, the participant may choose to:

  - Remain in the SA-1 Contract and Independence Plus Contract.

  - Leave current assets in the SA-1 Contract or Independence Plus Contract and direct future Purchase Payments to Portfolio Director; or

  - Transfer all current assets and future Purchase Payments to Portfolio Director.

If the participant chooses to remain in either the SA-1 Contract or Independence Plus Contract, future Purchase Payments and current assets will be controlled by the provisions of the SA-1 Contract or Independence Plus Contract, respectively. If the participant chooses to leave current assets in the SA-1 Contract or the Independence Plus Contract, and direct future Purchase Payments to Portfolio Director, the current assets will be controlled by the provisions of the SA-1 Contract or the Independence Plus Contract, respectively. The future Purchase Payments will be controlled by the terms of Portfolio Director subject to the exception that surrender charges and account maintenance fees will not be imposed under Portfolio Director. If the participant chooses to transfer all current assets and future Purchase Payments to Portfolio Director, such current assets and future Purchase Payments will be controlled by the provisions of Portfolio Director subject to the exception that surrender charges and account maintenance fees will not be imposed under Portfolio Director.

Once a participant transfers assets and future Purchase Payments to Portfolio Director the participant will not be permitted to exchange back to the SA-1 Contract or Independence Plus Contract. If a participant chooses to transfer future Purchase Payments but not current assets to Portfolio Director, the participant will be allowed at a later date to transfer the current assets to Portfolio Director. For a complete analysis of the differences between the SA-1 contract or the Independence Plus Contract and Portfolio Director, you should refer to the Statement of Additional Information and the form of the contract or certificate for its terms and conditions.

[SIDE NOTE]

BENEFICIARY -- THE PERSON DESIGNATED TO RECEIVE PAYOUT PAYMENTS UPON THE DEATH OF AN ANNUITANT.

ANNUITANT -- THE INDIVIDUAL, (IN MOST CASES THIS PERSON IS YOU) TO WHOM PAYOUT PAYMENTS WILL BE PAID.

CONTRACT OWNER -- EITHER YOUR EMPLOYER OR ORGANIZATION IN THE CASE OF A GROUP CONTRACT OR THE ANNUITANT IN THE CASE OF AN INDIVIDUAL CONTRACT. IF THE CONTRACT IS AN INDIVIDUAL NON-QUALIFIED TYPE, THIS IS GENERALLY THE ANNUITANT BUT IS NOT REQUIRED TO BE. ALSO, A CONTINGENT CONTRACT OWNER MAY BE DESIGNATED.

FIXED ACCOUNT OPTIONS -- A PARTICULAR SUBACCOUNT INTO WHICH YOUR PURCHASE PAYMENTS AND ACCOUNT VALUE MAY BE ALLOCATED TO FIXED INVESTMENT OPTIONS. CURRENTLY, THE FIXED ACCOUNT OPTIONS IN PORTFOLIO DIRECTOR ARE FIXED ACCOUNT PLUS, SHORT-TERM FIXED ACCOUNT AND MULTI-YEAR ENHANCED FIXED OPTION. EACH OPTION OF THIS TYPE IS GUARANTEED TO EARN AT LEAST A MINIMUM RATE OF INTEREST.

VARIABLE ACCOUNT OPTIONS -- INVESTMENT OPTIONS THAT CORRESPOND TO VALIC SEPARATE ACCOUNT A DIVISIONS OFFERED BY PORTFOLIO DIRECTOR. INVESTMENT RETURNS ON VARIABLE ACCOUNT OPTIONS WILL BE POSITIVE OR NEGATIVE DEPENDING ON THE INVESTMENT PERFORMANCE OF THE UNDERLYING MUTUAL FUND.

PROOF OF DEATH -- A CERTIFIED COPY OF THE DEATH CERTIFICATE, A CERTIFIED COPY OF A DECREE OF A COURT OF COMPETENT JURISDICTION AS TO DEATH, A WRITTEN STATEMENT BY AN ATTENDING PHYSICIAN, OR ANY OTHER PROOF SATISFACTORY TO VALIC.

[END SIDE NOTE]

DEATH BENEFITS
---------------------------------------------------

Portfolio Director will pay death benefits during either the Purchase Period or the Payout Period. How these death benefits will be paid are discussed below. The death benefit provisions in Portfolio Director may vary from state to state.

THE PROCESS


VALIC requires that complete and acceptable documentation and paperwork be received from the beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC. Additionally, the beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be valued and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. You or your beneficiary may contact your financial advisor with any questions about required documentation and paperwork.


BENEFICIARY INFORMATION

The Beneficiary may receive death benefits:

- In a lump sum; or

- In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option.

Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.


SPOUSAL BENEFICIARIES



A Spousal beneficiary may receive death benefits as shown above; or



- may delay any distributions until the Annuitant would have reached age 70 1/2; or



- may roll the funds over to an Individual Retirement Annuity.



BENEFICIARIES OTHER THAN SPOUSES


If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid.


- In full within 5 years after the year of the Annuitant's death; or



- By payments beginning within 1 year after the year of the Annuitant's death under:


  - A life annuity;

  - A life annuity with payments certain; or

  - An annuity for a designated period not exceeding the Beneficiary's life expectancy.

If the Annuitant dies before the Annuity Date, the Beneficiary as named by you may receive the payout.

Payments certain or payments for a designated period cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under Portfolio Director.

SPECIAL INFORMATION FOR INDIVIDUAL
NON-TAX QUALIFIED CONTRACTS


It is possible that the Contract Owner and the Annuitant under a Non-Tax Qualified Contract are not the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant's death. However, the Contract will be transferred to the Contingent Owner, if any, or to the Contract Owner's estate. Such transfers may be considered a taxable event by the IRS.


DURING THE PURCHASE PERIOD

Two types of benefits are available if death occurs during the Purchase Period. Interest Guaranteed Death Benefit and Standard Death Benefit.

INTEREST GUARANTEED DEATH BENEFIT


The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70. This contract provision is not available in some states, including New York and Florida. This interest guarantee is sometimes referred to as one of the insurance features or benefits under the contract. However, unlike insurance generally, this feature is directly related to the performance of the variable investment options that you select. Its purpose is to help guarantee that your beneficiary(ies) will receive a minimum death benefit under the contract.

---------------------------------------------------
The amount payable under the interest guaranteed death benefit will be at least equal to the sum of your Account Value in the Fixed Account Option(s) and the Variable Account Option(s) on the date VALIC receives proof of death.

Here is how to calculate the death benefit:


STEP 1: Determine your Fixed Account Option Value by taking the greater of:
       Value of Fixed Account Option on date all paperwork is complete and in a form acceptable to VALIC
       OR
       100% of Purchase Payments placed in Fixed
       Account Option
-      (minus)
       Amount of all prior withdrawals, charges and any portion of Account Value applied under a Payout
       Option

[SIDE NOTE]

DIVISIONS -- SUBACCOUNTS OF VALIC SEPARATE ACCOUNT A WHICH REPRESENT THE VARIABLE ACCOUNT OPTIONS IN PORTFOLIO DIRECTOR. EACH DIVISION INVESTS IN A DIFFERENT MUTUAL FUND, EACH HAVING ITS OWN INVESTMENT OBJECTIVE AND STRATEGY.

PURCHASE PAYMENTS -- AN AMOUNT OF MONEY YOU PAY TO VALIC TO RECEIVE THE BENEFITS OF AN ANNUITY CONTRACT OFFERED BY PORTFOLIO DIRECTOR.

[END SIDE NOTE]


STEP 2: Determine your Variable Account Option Value by taking the greater of:
       Value of Variable Account Option on date all paperwork is complete and in a form acceptable to VALIC
       OR
       100% of Purchase Payments placed in Variable
       Account Options
-      (minus)
       Prior withdrawals (out of) or transfers (out of) the Variable Account Option
+      (plus)
       Interest at an annual rate of 3%
STEP 3: Add step 1 + 2 = DEATH BENEFIT

For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.

STANDARD DEATH BENEFIT

The standard death benefit is payable if death occurs on or after age 70.

The Standard Death Benefit will be the greater of:


       Your Account Value on the date all paperwork is complete and in a form acceptable to VALIC
       OR
       100% of Purchase Payments (to Fixed and/or Variable Account Options)
-      (MINUS)
       Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

DURING THE PAYOUT PERIOD

If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. The amount of death benefits will also depend on the Payout Option that you selected. The Payout Options available in Portfolio Director are described in the "Payout Period" section of this prospectus.

  - If the Life Only Option or Joint and Survivor Life Option were chosen, there will be no death benefit.

  - If the Life With Guaranteed Period Option, Joint and Survivor Life with Guaranteed Periods Option, Life with Cash or Unit Refund Option or Payment for a Designated Period Option were chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

      - Receive the present value of any remaining payments in a lump sum; or

      - Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Participant; or

      - Receive the present value of any remaining payments applied under the Payment for a Designated Period Option for a period equal to or shorter than the period remaining. Spouse beneficiaries may be entitled to more favorable treatment under federal tax law.

HOW TO REVIEW INVESTMENT PERFORMANCE
OF SEPARATE ACCOUNT DIVISIONS
---------------------------------------------------

We will advertise information about the investment performance of VALIC Separate Account A Divisions. Our advertising of past investment performance results does not mean that future performance will be the same. The performance information will not predict what your actual investment experience will be in that Division or show past performance under an actual contract. We may also show how the Divisions rank on the basis of data compiled by independent ranking services.

---------------------------------------------------
Some of the Divisions (and underlying Funds) offered in this prospectus were previously available through other annuity or life insurance products or to the general public before Portfolio Director was first available to you. We may therefore, advertise investment performance since the inception of the underlying Funds. In each case, we will use the charges and fees imposed by Portfolio Director in calculating the Division's investment performance.

TYPES OF INVESTMENT PERFORMANCE
INFORMATION ADVERTISED

We may advertise the Division's Total Return Performance information and Yield Performance information.
[SIDE NOTE]
FOR MORE INFORMATION ON HOW TOTAL RETURN PERFORMANCE INFORMATION IS CALCULATED AND PERFORMANCE TABLES, SEE THE STATEMENT OF ADDITIONAL INFORMATION.

[END SIDE NOTE]

TOTAL RETURN PERFORMANCE INFORMATION

Total Return Performance Information is based on the overall dollar or percentage change in value of an assumed investment in a Division over a given period of time.

There are seven ways Total Return Performance Information may be advertised:

  - Standard Average Annual Total Return

  - Nonstandard Average Annual Total Return

  - Cumulative Total Return

  - Annual Change in Purchase Unit Value

  - Cumulative Change in Purchase Unit Value

  - Total Return Based on Different Investment Amounts

  - An Assumed Account Value of $10,000

Each of these is described below.

STANDARD AVERAGE ANNUAL TOTAL RETURN

Standard Average Annual Total Return shows the average percentage change in the value of an investment in the Division from the beginning to the end of a given historical period. The results shown are after all charges and fees have been applied against the Division. This will include account maintenance fees and surrender charges that would have been deducted if you surrendered Portfolio Director at the end of each period shown. Premium taxes are not deducted. This information is calculated for each Division based on how an initial assumed payment of $1,000 performed at the end of 1, 5 and 10 year periods or since inception. If Standard Average Annual Return for a Division is not available for a stated period, we may show the Standard Average Annual Total Return since Division inception.

The return for periods of more than one year are annualized to obtain the average annual percentage increase (or decrease) during the period. Annualization assumes that the application of a single rate of return each year during the period will produce the ending value, taking into account the effect of compounding.

NONSTANDARD AVERAGE ANNUAL TOTAL RETURN

Nonstandard Average Annual Total Return is calculated in the same manner as the Standard Average Annual Total Return, except that Nonstandard Average Annual Total Return shows only the historic investment results of the Division, and account maintenance fees, surrender charges and premium taxes are not deducted. The SEC staff takes the position that performance information of an underlying Fund reduced by account fees for a period prior to the inception of the corresponding Division is nonstandard performance information regardless of whether all account fees and charges are deducted.

CUMULATIVE TOTAL RETURN

Cumulative Total Return assumes the investment in Portfolio Director will stay in the Division beyond the time that a surrender charge would apply. It may be calculated for 1, 5 and 10 year periods. If Cumulative Total Return for a Division is not available for a stated period, we may show the Cumulative Total Return since Division inception. It is based on an assumed initial investment of $10,000. The Cumulative Return will be calculated without deduction of account maintenance fees, surrender charges or premium taxes.

ANNUAL CHANGE IN PURCHASE UNIT VALUE

Annual Change in Purchase Unit Value is a percentage change during a one year period or since inception. This is calculated as follows:

  - The Purchase Unit Value at the start of the year is subtracted from the Purchase Unit Value at the end of the period or year;

  - The difference is divided by the Purchase Unit Value at the start of the period or year.

Account maintenance fees, surrender charges and premium taxes are not deducted. The effect of these charges, if deducted, would reduce the Division's Annual Change in Purchase Unit Value.

CUMULATIVE CHANGE IN PURCHASE UNIT VALUE

Cumulative Change in Purchase Unit Value is a percentage change from the beginning to the ending of a period usually greater than one year. Otherwise, it is calculated in the same way as the Annual Change in Purchase Unit Value.

TOTAL RETURN BASED ON DIFFERENT
INVESTMENT AMOUNTS

We may show total return information based on different investment amounts. For example, we may show $200 a month for 10 years, or $100 a month to age 65. Fees may or may not be included. Each performance illustration will explain the Portfolio Director charges and fees imposed on the Division.

---------------------------------------------------

AN ASSUMED ACCOUNT VALUE OF $10,000

We may show annual values based on an initial investment of $10,000. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes.

YIELD PERFORMANCE INFORMATION

We may advertise Yield Performance, at a given point in time. A Division's yield is one way of showing the rate of income the Division is earning as a percentage of the Division's Purchase Unit Value.


MONEY MARKET I AND MONEY MARKET II DIVISIONS



We may advertise the Money Market I and Money Market II Divisions' Current Yield and Effective Yield.



THE CURRENT YIELD refers to the income produced by an investment in the Money Market I or Money Market II Divisions over a given 7-day period. The Current Yield does not take into account surrender charges, account maintenance fees or premium taxes. The income produced over a 7 day period is then "annualized." This means we are assuming the amount of income produced during the 7-day period will continue to be produced each week for an entire year. The annualized amount is shown as a percentage of the investment. For the Money Market I Division and the Money Market II Division the 7-day Current Yield for the last 7 days ended
December 31, 2001 was 0.02% and     %, respectively.



THE EFFECTIVE YIELD is calculated in a manner similar to the Current Yield. But, when the yield is annualized the income earned is assumed to be reinvested. The compounding effect will cause the Effective Yield to be higher than the Current Yield. For the Money Market I Division and the Money Market II Division the 7-day Effective Yield for the last 7 days ended December 31, 2001 was 0.02% and
    %, respectively.



DIVISIONS OTHER THAN THE MONEY MARKET DIVISIONS



We may advertise the standardized yield performance for each Division other than the Money Market Divisions. The yield for each of these Divisions will be determined as follows:


  - We will subtract the account maintenance fee from the average daily net investment income per Purchase Unit;

  - We will divide the remainder by the Purchase Unit Value on the last day of the period; and

  - We will annualize the result.

OTHER CONTRACT FEATURES
---------------------------------------------------

CHANGES THAT MAY NOT BE MADE

The following terms in Portfolio Director may not be changed once your account has been established:

  - The Contract Owner;

  - The Participant; and

  - The Annuitant.

CHANGE OF BENEFICIARY

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain tax laws and regulations.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

CONTINGENT OWNER


The Contract Owner may name a Contingent Owner under an individual non-tax qualified Contract. During the Purchase Period, the Contingent Owner may be changed.

---------------------------------------------------
[SIDE NOTE]

VALIC SEPARATE ACCOUNT A -- A SEGREGATED ASSET ACCOUNT ESTABLISHED BY VALIC UNDER THE TEXAS INSURANCE CODE. THE PURPOSE OF VALIC SEPARATE ACCOUNT A IS TO RECEIVE AND INVEST YOUR PURCHASE PAYMENTS AND ACCOUNT VALUE IN THE VARIABLE ACCOUNT OPTIONS YOU HAVE SELECTED.

[END SIDE NOTE]

CANCELLATION -- THE 20 DAY "FREE LOOK"

The Contract Owner may cancel an individual contract by returning it to the Company within 20 days after delivery. (A longer period will be allowed if required under state law.) A refund will be made to the Contract Owner within 7 days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or the amount required under state law, if larger.

WE RESERVE CERTAIN RIGHTS

We reserve the right to:

  - Amend the Contract for Variable Account Option Changes;

  - Amend the Contract to comply with tax or other laws;

  - Make changes (upon written notice) to group Contracts that would apply only to new Participants after the effective date of the changes;

  - Operate VALIC Separate Account A as a management investment company under the Act, in consideration of an investment management fee or in any other form permitted by law;

  - Deregister VALIC Separate Account A under the Act, if registration is no longer required;

  - Stop accepting new Participants under a group Contract.

VARIABLE ACCOUNT OPTION CHANGES

We may amend your Contract to match changes to the Variable Account Options (funds) offered under your Contract. For example, we may establish new funds, delete funds, stop accepting allocations and/or investments in a particular fund. We may move assets and re-direct future premium allocations from one fund to another if we receive shareholder approval through a proxy vote or SEC approval for a fund substitution. This would occur if a fund is no longer an appropriate investment for the Contract, for reasons such as failure to meet compliance standards, continuing substandard performance, or for changes to the portfolio manager, investment objectives, risks and strategies, or federal or state laws. The new Variable Account Option offered may have different fees and expenses compared to the previous Option. You will be notified of any upcoming proxies or substitutions that affect your Variable Account Option choices.

RELATIONSHIP TO EMPLOYER'S PLAN


If the Contract is being offered as a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of Portfolio Director in this prospectus.


Plan loans from the Fixed Account Options may be allowed by your employer's plan. Refer to your plan for a description of charges and other information.

VOTING RIGHTS
---------------------------------------------------

As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds on your behalf shares of the Funds which comprise the Variable Account Options. From time to time the Funds are required to hold a shareholder meeting to obtain approval from their shareholders for certain matters. As a Participant, you may be entitled to give voting instructions to us as to how VALIC Separate Account A should vote its Fund shares on these matters. Those persons entitled to give voting instructions will be determined before the shareholders meeting is held. For more information about these shareholder meetings and when they may be held, see the Funds' prospectuses.

WHO MAY GIVE VOTING INSTRUCTIONS

In most cases during the Purchase Period, you will have the right to give voting instructions for the shareholder meetings. This will be true even if your employer is the Contract Owner. Contract Owners will instruct VALIC Separate Account A in accordance with these instructions. You will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.

You will not have the right to give voting instructions if Portfolio Director was issued in connection with a nonqualified and unfunded deferred compensation plan.

---------------------------------------------------
DETERMINATION OF FUND SHARES
ATTRIBUTABLE TO YOUR ACCOUNT

DURING PURCHASE PERIOD

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

DURING PAYOUT PERIOD OR AFTER A DEATH
BENEFIT HAS BEEN PAID

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

HOW FUND SHARES ARE VOTED


The Funds which comprise the Variable Account Options in Portfolio Director may have a number of shareholders including VALIC Separate Account A, VALIC's other affiliated insurance company separate accounts and public shareholders.



VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all the Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.


In the future, we may decide how to vote the shares of VALIC or VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

FEDERAL TAX MATTERS
---------------------------------------------------

Portfolio Director provides tax-deferred accumulation over time, but is subject to federal income and excise taxes, mentioned briefly below. You should refer to the Statement of Additional Information for further details. Section references are to the Internal Revenue Code ("Code"). We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax adviser regarding how the current rules apply to your specific situation.

TYPE OF PLANS

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program, as a Section 408(b) Individual Retirement Annuity ("IRA"), or is instead a nonqualified Contract. Portfolio Director is used under the following types of retirement arrangements:

  - Section 403(b) annuities for employees of public schools and Section 501(c)(3) tax-exempt organizations;

  - Section 401(a), 403(a) and 401(k) qualified plans of for-profit employers and other employers (including self-employed individuals);

  - Section 408(b) IRAs;

  - Section 457 deferred compensation plans of governmental and tax-exempt employers;

  - Section 408(k) SEPs;

  - Section 408(p) SIMPLE retirement accounts.


Contributions under one of these retirement arrangements generally must be made to a qualifying annuity contract or to a qualifying trust or custodial account, in order for the contributions to receive favorable tax treatment as pre-tax contributions. Contracts purchased under these retirement arrangements are "Qualified Contracts." Certain series of Portfolio Director Plus may also be available through a nondeductible Section 408A "Roth" individual retirement annuity ("Roth IRA").


Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract.


For years beginning in 2002 (and in one specific case, retroactive to 2000), the Economic Growth and Tax Relief and Reconciliation Act of 2001 ("EGTRRA") increased the amount of allowable contributions to, and expanded the range of eligible rollover distributions that may be made among, employer-sponsored plans and IRAs, and enacted other important changes to the rules governing employer-sponsored plans and IRAs. The laws of some states do not recognize all of the benefits of EGTRRA, for purposes of applying state income tax laws. The provisions of EGTRRA will terminate on December 31, 2010,

---------------------------------------------------

unless Congress enacts legislation to extend the provisions or to make them permanent.



In addition, Portfolio Director is also available through "Non-Qualified Contracts." Such Non-Qualified Contracts generally include unfunded, nonqualified deferred compensation plans of corporate employers, as well as individual annuity contracts issued to individuals outside of the context of any formal employer or employee retirement plan or arrangement. Non-Qualified Contracts generally may invest only in Fixed Account Options and in mutual funds which are not available to the general public outside of annuity contracts or life insurance contracts.


TAX CONSEQUENCES IN GENERAL

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the Statement of Additional Information, the documents (if any) controlling the retirement arrangement through which the contract is offered, and your personal tax adviser.

Purchase Payments under Portfolio Director can be made as contributions by employers, or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the Statement of Additional Information for special rules, including those applicable to taxable, non-natural owners of Non-Qualified Contracts.


Transfers among investment options within a variable annuity contract generally are not taxed at the time of such a transfer. However, in 1986 the Internal Revenue Service (IRS) indicated that limitations might be imposed with respect to either the number of investment options available within a contract, or the frequency of transfers between investment options, or both, in order for the contract to be treated as an annuity contract for federal income tax purposes. If imposed, VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be. In addition, based upon published guidance issued by the IRS in 1999, it appears likely that such limitations, if imposed, would only apply to Non-Qualified Contracts.


Distributions are taxed differently depending on the program through which Portfolio Director is offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution which is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations.


Amounts subject to income tax may also incur excise or penalty taxes, under certain circumstances. Generally, taxable distributions received before you attain age 59 1/2 are subject to a 10% penalty tax in addition to regular income tax, unless you make a rollover to another tax-deferred investment vehicle or meet certain exceptions. And, if you have to report the distribution as ordinary income, you may need to make an estimated tax payment by the due date for the quarter in which you received the distribution, depending on the amount of federal tax withheld from the distribution. When calculating your tax liability to determine whether you need to make an estimated tax payment, your total tax for the year should also include the amount of the 10% additional tax on early distributions from qualified retirement plans unless any exception applies. Please see your tax advisor concerning these exceptions, tax reporting, and the tax-related effects of an early distribution. Required tax withholding will vary according to the type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.


It is the opinion of VALIC and its tax counsel that a Qualified Contract described in Section 403(a), 403(b), or 408(b) of the Code does not lose its deferred tax treatment if purchase payments under the contract are invested in publicly available mutual funds. In 1999, the IRS confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.

In its ruling in 1981, the IRS had taken the position that, where purchase payments under a variable annuity contract are invested in publicly available mutual funds, the contract owner should be treated as the owner of the mutual fund shares, and deferred tax treatment under the contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling was superseded by subsequent legislation (Code

---------------------------------------------------
Section 817(h)) which specifically exempts these Qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law.

It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

Investment earnings on contributions to Non-Qualified Contracts which are not owned by natural persons will be taxed currently to the owner and such contracts will not be treated as annuities for federal income tax purposes.

EFFECT OF TAX-DEFERRED ACCUMULATIONS

The chart below compares the results from Premium Payments made to:


  - Portfolio Director Contract issued under a tax favored retirement program purchased with pre-tax premium payments;


  - A non-qualified Contract purchased with after-tax Premium Payments and;


  - Conventional after-tax savings vehicles such as savings accounts.


                        THE POWER OF TAX-DEFERRED GROWTH
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                        NONQUALIFIED
                          CONTRACT
          CONVENTIONAL  TAX-DEFERRED  TAX-DEFERRED
            SAVINGS       ANNUITY       ANNUITY
10 YEARS       $16,122       $18,128       $25,178
20 YEARS       $44,347       $57,266       $79,536
30 YEARS       $93,761      $141,761      $196,891


This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax deferred plan (shown above as "Conventional Savings"); (2) contributing $100 to a nonqualified, tax-deferred annuity (shown above as "Nonqualified Contract Tax-Deferred Annuity"); and (3) contributing $100 per month ($138.89 since contributions are made before tax) to an annuity purchased under a tax-deferred retirement program (shown above as "Tax-Deferred Annuity"). The chart assumes a 28% tax rate and an 8% fixed rate of return. Variable options incur mortality and expense risk fee charges and may also incur account maintenance fees and surrender charges. The chart does not reflect the deduction of any such fees. An additional 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return.


Unlike savings accounts, Premium Payments made to tax-favored retirement programs and Non-Qualified Contracts generally provide tax deferred treatment on earnings. In addition, Premium Payments made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program increases the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax deferred savings using a 28% Federal tax bracket, an annual fixed yield (BEFORE THE DEDUCTION OF ANY FEES OR CHARGES) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual fixed yield of 5.76% under a conventional savings program. THE 8% YIELD ON THE TAX-FAVORED PROGRAM WILL BE REDUCED BY THE IMPACT OF INCOME TAXES UPON WITHDRAWAL. The yield will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees and charges) after-tax amounts that would be received.


By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment, regardless of which type of qualifying investment arrangement that is selected. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a conventional savings account:


                              PAYCHECK COMPARISON

                        TAX-FAVORED   CONVENTIONAL
                        RETIREMENT      SAVINGS
                          PROGRAM       ACCOUNT
                        -----------   ------------
Annual amount
  available for
  savings before
  federal taxes.......    $2,500         $2,500
Current federal income
  tax due on Purchase
  Payments............         0           (700)
Net retirement plan
  Purchase Payments...    $2,500         $1,800

This chart assumes a 28% federal income tax rate. The $700 which is paid toward current federal income taxes reduces the actual amount

---------------------------------------------------
saved in the conventional savings account to $1,800 while the full $2,500 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,500, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a conventional savings account requires the full $2,500 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under Section 403(b) of the Code, which allows participants to exclude contributions within limits, from gross income.

                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION


                                                                      PAGE
                                                                      ----
General Information.................................................     3
    Marketing Information...........................................     3
    Endorsements and Published Ratings..............................     3
Types of Variable Annuity Contracts.................................     4
Federal Tax Matters.................................................     4
    Tax Consequences of Purchase Payments...........................     5
    Tax Consequences of Distributions...............................     7
    Special Tax Consequences -- Early Distribution..................     8
    Special Tax Consequences -- Required Distributions..............     9
    Tax Free Rollovers, Transfers and Exchanges.....................    11
Exchange Privilege..................................................    11
    Exchanges From Independence Plus Contracts......................    11
    Exchanges From V-Plan Contracts.................................    12
    Exchanges From SA-1 and SA-2 Contracts..........................    13
    Exchanges From Impact Contracts.................................    14
    Exchanges From Compounder Contracts.............................    15
    Information Which May Be Applicable To Any Exchange.............    16
                                                                      PAGE
                                                                      ----
Calculation of Surrender Charge.....................................    17
    Illustration of Surrender Charge on Total Surrender.............    17
    Illustration of Surrender Charge on a 10% Partial Surrender
       Followed by a Full Surrender.................................    17
Purchase Unit Value.................................................    18
    Illustration of Calculation of Purchase Unit Value..............    18
    Illustration of Purchase of Purchase Units......................    18
Performance Calculations............................................    18
Performance Information.............................................    21
Payout Payments.....................................................    46
    Assumed Investment Rate.........................................    46
    Amount of Payout Payments.......................................    46
    Payout Unit Value...............................................    47
    Illustration of Calculation of Payout Unit Value................    47
    Illustration of Payout Payments.................................    47
Distribution of Variable Annuity Contracts..........................    47
Experts.............................................................    48
Comments on Financial Statements....................................    48

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                                 1-800-448-2542
      FOR UNIT VALUE INFORMATION CALL: 1-800-428-2542 & TDD 1-800-248-2542
             FOR ASSET TRANSFERS BY TELEPHONE CALL: 1-800-621-7792
                               TDD 1-800-358-2542
                         VALIC BY PHONE 1-800-428-2542
                       TDD VALIC BY PHONE 1-800-248-2542


[LOGO]



AIG VALIC, a member of American International
Group, Inc., is the marketing name for the family of companies comprising VALIC Financial Advisors, Inc.;
VALIC Retirement Services Company; VALIC Trust Company;
and The Variable Annuity Life Insurance Company (VALIC).


VL 10855   REV 05/02

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT A
                        UNITS OF INTEREST UNDER GROUP AND
                 INDIVIDUAL FIXED AND VARIABLE ANNUITY CONTRACTS
                           PORTFOLIO DIRECTOR(R) PLUS
                              PORTFOLIO DIRECTOR 2
                               PORTFOLIO DIRECTOR


--------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


                                 FORM N-4 PART B

                                   MAY 1, 2002

This Statement of Additional Information ("SAI") is not a prospectus but contains information in addition to that set forth in the prospectus for Portfolio Director Plus, Portfolio Director 2, and Portfolio Director (referred to collectively as "Portfolio Director" in this SAI) dated May 1, 2002 ("Contracts") and should be read in conjunction with the prospectus. The terms used in this SAI have the same meaning as those set forth in the prospectus. A prospectus may be obtained by calling or writing The Variable Annuity Life Insurance Company (the "Company"), at 2929 Allen Parkway, Houston, Texas 77019; 1-800-44-VALIC. Prospectuses are also available on the internet at www.aigvalic.com.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

General Information                                                            3
 Marketing Information                                                         3
 Endorsements and Published Ratings                                            3
Types of Variable Annuity Contracts                                            4
Federal Tax Matters                                                            4
 Tax Consequences of Purchase Payments                                         5
 Tax Consequences of Distributions                                             7
 Special Tax Consequences -- Early Distribution                                8
 Special Tax Consequences -- Required Distributions                            9
 Tax Free Rollovers, Transfers and Exchanges                                  11
Exchange Privilege                                                            11
 Exchanges From Independence Plus Contracts                                   11
 Exchanges From V-Plan Contracts                                              12
 Exchanges From SA-1 and SA-2 Contracts                                       13
 Exchanges From Impact Contracts                                              14
 Exchanges From Compounder Contracts                                          15
 Information Which May Be Applicable To Any Exchange                          16
Calculation of Surrender Charge                                               17
 Illustration of Surrender Charge on Total Surrender                          17
 Illustration of Surrender Charge on a 10% Partial Surrender
  Followed by a Full Surrender                                                17
Purchase Unit Value                                                           18
 Illustration of Calculation of Purchase Unit Value                           18
 Illustration of Purchase of Purchase Units                                   18
Performance Calculations                                                      18
Performance Information                                                       21
Payout Payments                                                               46
 Assumed Investment Rate                                                      46
 Amount of Payout Payments                                                    46
 Payout Unit Value                                                            47
 Illustration of Calculation of Payout Unit Value                             47
 Illustration of Payout Payments                                              47
Distribution of Variable Annuity Contracts                                    47
Experts                                                                       48
Comments on Financial Statements                                              48

--------------------------------------------------------------------------------
                               GENERAL INFORMATION
--------------------------------------------------------------------------------

MARKETING INFORMATION

     The Company has targeted organizations in specific market sectors as the central focus of its marketing efforts for its Contracts. Specifically, the Company's marketing thrust is aimed at individuals and groups associated with public and private, primary and secondary schools, colleges and universities, healthcare organizations, state and local governments and other organizations.

     The Company, in its marketing efforts to each of the market segments may, from time to time, design sales literature and material specifically for its particular market segments. The sales literature and material may address specifically the group's contract and retirement plan.


     The Company may, from time to time, refer to the diversifying process of asset allocation based on the Modern Portfolio Theory developed by Nobel Prize-winning economist Harry Markowitz.

     When presenting the asset allocation process the Company may outline the process of personal and investment risk analysis including determining individual risk tolerances and a discussion of the different types of investment risk. The Company may classify investors into categories based on their personal risk tolerance and will quote various industry experts on which types of investments are best suited to each of the risk categories. The industry experts quoted may include Ibbotson Associates, CDA Investment Technologies, Lipper Analytical Services, Inc. ("Lipper") Laffer-Cantos, Inc., The Variable Annuity Research & Data Services ("VARDS") Report, Wilson Associates, Morningstar, Inc. ("Morningstar") and any other expert which has been deemed by the Company to be appropriate. The Company may also provide a historical overview of the performance of a variety of investment market indexes and different asset categories, such as stocks, bonds, cash equivalents, etc. The Company may also discuss investment volatility (standard deviation) including the range of returns for different asset categories and classes over different time horizons, and the correlation between the returns of different asset categories and classes. The Company may also discuss the basis of portfolio optimization including the required inputs and the construction of efficient portfolios using sophisticated computer-based techniques. Finally, the Company may describe various investment strategies and methods of implementation such as the use of index funds vs. actively managed funds, the use of dollar cost averaging techniques, the tax status of contributions, and the periodic rebalancing of diversified portfolios.

     The Company may, from time to time, refer to the products of various investment advisers and sub-advisers referenced in the prospectus. The Company may mention assets under management and others facts specific to each adviser.

     The Company may, from time to time, refer in its advertisements to Schwab Personal Choice Retirement Accounts ("PCRA"). The PCRA is a self-directed brokerage account that may be used by VALIC Participants to directly invest in publicly available mutual funds. PCRA is marketed through AIG VALIC Financial Advisors, Inc.

ENDORSEMENTS AND PUBLISHED RATINGS

     From time to time, in advertisements or in reports to Contract Owners, the Company may refer to its endorsements. Endorsements are often in the form of a list of organizations, individuals or other parties which recommend the Company or the Contracts. The endorser's name will be used only with the endorser's consent. It should be noted that the list of endorsements may change from time to time. The Company may also refer to the term "preferred provider" with the group's consent.

     Also from time to time, the rating of the Company as an insurance company by A. M. Best may be referred to in advertisements or in reports to Contract Owners. Each year the A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's Ratings range from A++ to F. An A++ rating means, in the opinion of A.M.

Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

     In addition, the claims-paying ability of the Company as measured by the Standard and Poor's Ratings Group may be referred to in advertisements or in reports to Contract Owners. A Standard and Poor's insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. Standard and Poor's ratings range from AAA to D.

     Further, from time to time the Company may refer to Moody's Investor's Service's rating of the Company. Moody's Investor's Service's financial strength ratings indicate an insurance company's ability to discharge senior policyholder obligations and claims and are based on an analysis of the insurance company and its relationship to its parent, subsidiaries and affiliates. Moody's Investor's Service's ratings range from Aaa to C.

     The Company may additionally refer to its Fitch, IBCA Duff & Phelp's rating. A Duff & Phelp's rating is an assessment of a company's insurance claims paying ability. Fitch, IBCA Duff & Phelp's ratings range from AAA to CCC.

     Ratings relate to the claims paying ability of the Company's General Account and not the investment characteristics of the Separate Account.

     The Company may from time to time, refer to Lipper, Morningstar and CDA/Wiesenberger Investment Companies ("CDA/Wiesenberger") when discussing the performance of its Divisions. Lipper, Morningstar and CDA/Wiesenberger are leading publishers of statistical data about the investment company industry in the United States.

     Additionally, the Company may compare the performance of the Divisions to appropriate categories published by Lipper and Morningstar.

     Finally, the Company will utilize as a comparative measure for the performance of its Funds the Consumer Price Index ("CPI"). The CPI is a measure of change in consumer prices, as determined in a monthly survey of the U.S. Bureau of Labor Statistics. Housing costs, transportation, food, electricity, changes in taxes and labor costs are among the CPI components. The CPI provides a tool for determining the impact of inflation on an individual's purchasing power.

--------------------------------------------------------------------------------
                       TYPES OF VARIABLE ANNUITY CONTRACTS
--------------------------------------------------------------------------------

     Flexible payment deferred annuity Contracts are offered in connection with the prospectus to which this Statement of Additional Information relates.

     Under flexible payment Contracts, Purchase Payments generally are made until retirement age is reached. However, no Purchase Payments are required to be made after the first payment. Purchase Payments are subject to any minimum payment requirements under the Contract.

     The Contracts are non-participating and will not share in any of the profits of the Company.

--------------------------------------------------------------------------------
                               FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

NOTE: WE HAVE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. YOU SHOULD CONSULT YOUR OWN TAX ADVISOR ABOUT YOUR OWN CIRCUMSTANCES.

     This Section summarizes the major tax consequences of contributions, payments, and withdrawals under Portfolio Director, during life and at death.

     It is the opinion of VALIC and its tax counsel that a Qualified Contract described in Section 403(a), 403(b), or 408(b) of the Code does not lose its deferred tax treatment if Purchase Payments under the contract are invested in publicly available mutual funds. In 1999, the Internal Revenue Service ("IRS") confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.

     In its ruling in 1981, the IRS had taken the position that, where purchase payments under a variable annuity contract are invested in publicly available mutual funds, the contract owner should be treated as the owner of the mutual fund shares, and deferred tax treatment under the contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling was superseded by subsequent legislation (Code Section 817(h)) which specifically exempts these Qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law.

     It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

     For Non-Qualified Contracts, not all Variable Account Options are available within your contract. Variable Account Options that are invested in Mutual Funds available to the general public outside of annuity contracts or life insurance contracts will be offered only to non-natural persons pursuant to the meaning of
Section 72 of the Code. Investment earnings on contributions to Non-Qualified Contracts which are not owned by natural persons will be taxed currently to the owner, and such contracts will not be treated as annuities for federal income tax purposes.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

    For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expands the range of eligible tax-free rollover distributions that may be made among qualified contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration. Furthermore, a number of states have not enacted legislation that conforms the state tax treatment of these contributions and distributions to the federal standard. In the absence of legislation or guidance from these non-conforming states, the state tax treatment of these funds, including any transfer or rollover that is permitted under EGTRRA but was not permitted prior to 2002, is currently unclear.

TAX CONSEQUENCES OF PURCHASE PAYMENTS

     403(b) ANNUITIES. Purchase Payments made by Section 501(c)(3) tax-exempt organizations and public educational institutions toward Contracts for their employees are excludable from the gross income of employees, to the extent aggregate Purchase Payments do not exceed several competing tax law limitations on contributions. This gross income exclusion applies both to employer contributions and to your voluntary and nonelective salary reduction contributions.

     Your voluntary salary reduction contributions are generally limited to $11,000 ($9,500 before 1998; $10,000 in 1998 and 1999; $10,500 in 2000 and
2001), although additional, "catch-up" contributions are permitted under certain circumstances. Combined employer and salary reduction contributions are generally limited to $40,000, effective in 2002, or up to 100% of salary. In addition, after 1988 employer contributions for highly compensated employees may be further limited by applicable nondiscrimination rules.

     401(a) AND 403(a) QUALIFIED PLANS. Purchase Payments made by an employer (or a self-employed individual) under a qualified pension, profit-sharing or annuity plan are excluded from the gross income of the employee. Purchase Payments made by an employee generally are made on an after-tax basis, unless eligible for pre-tax treatment by reason of Sections 401(k) or 414(h).

     408(b) INDIVIDUAL RETIREMENT ANNUITIES ("408(b) "TRADITIONAL" IRAS"). Annual tax-deductible contributions for 408(b) IRA Contracts are limited to the lesser of $3,000 or 100% of compensation ($3,500 if you are over 50), and generally fully deductible only by individuals who:

(i) are not active participants in another retirement plan, and are not married;

(ii) are not active participants in another retirement plan, are married, and either (a) the spouse is not an active participant in another retirement plan, or (b) the spouse is an active participant, but the couple's adjusted gross income does not exceed $150,000.

(iii) are active participants in another retirement plan, are unmarried, and have adjusted gross income of $34,000 or less ($32,000 for 2001 and 2000; $31,000 for 1999, $30,000 for 1998, $25,000 or less prior to 1998); or

(iv) are active participants in another retirement plan, are married, and have adjusted gross income of $54,000 or less ($52,000 for 2001 and 2000; $51,000 for 1999, $50,000 for 1998, $40,000 or less prior to 1998;
      adjusted upward for inflation after 1998).

     Active participants in other retirement plans whose adjusted gross income exceeds the limits in (ii), (iii) or (iv) by less than $10,000 are entitled to make deductible 408(b) IRA contributions in proportionately reduced amounts. If a 408(b) IRA is established for a nonworking spouse who has no compensation, the annual tax-deductible Purchase Payments for both spouses' Contracts cannot exceed the lesser of $6,000 or 100% of the working spouse's earned income, and no more than $3,000 may be contributed to either spouse's IRA for any year. The $6,000 limit increases to $7,000 if each spouse is over age 50.

     You may be eligible to make nondeductible IRA contributions of an amount equal to the excess of:

(i) the lesser of $3,000 ($3,500 if you are over 50, and $6,000 for you and your spouse's IRA, or $7,000 if you are both over 50) or 100% of compensation, over

(ii)  your applicable IRA deduction limit.

     You may also make contributions of eligible rollover amounts from other qualified plans and contracts. See Tax-Free Rollovers, Transfers and Exchanges.

     408A "ROTH" INDIVIDUAL RETIREMENT ANNUITIES ("408A "ROTH" IRAS"). After 1997, annual nondeductible contributions for 408A "Roth" IRA Contracts are limited to the lesser of $3,000 or 100% of compensation ($3,500 if you are over 50), and may be made only by individuals who:

(i)   are unmarried and have adjusted gross income of $95,000 or less; or

(ii) are married and filing jointly, and have adjusted gross income of $150,000 or less.

The available nondeductible 408A "Roth" IRA contribution is reduced proportionately to zero where modified AGI is between $150,000 and $160,000 for those who are married filing joint returns. No contribution may be made for those with modified AGI over $160,000. Similarly, the contribution is reduced for those who are single with modified AGI between $95,000 and $110,000, with no contribution for singles with modified AGI over $110,000. Similarly, individuals who are married and filing separately and whose modified AGI is over $10,000 may not make a contribution to a Roth IRA; a portion may be contributed for modified AGI between $0 and $10,000.

     All contributions to 408(b) IRAs, traditional nondeductible IRAs and 408A "Roth" IRAs must be aggregated for purposes of the $3,000 annual contribution limit.

     457 PLANS. A unit of a state or local government may establish a deferred compensation program for individuals who perform services for the government unit. In addition, a non-governmental tax-exempt employer may establish an eligible deferred compensation program for individuals who: (i) perform services for the employer, and (ii) belong to a select group of management or highly compensated employees and/or independent contractors.

     This type of program allows eligible individuals to defer the receipt of compensation (and taxes thereon) otherwise presently payable to them. If the program is an eligible deferred compensation plan (an "EDCP"), in 2000 you and your employer may contribute (and defer tax on) the lesser of $11,000 (8,500 for 2001) (indexed for inflation) or 33 1/3% of your "includible" compensation (compensation from the employer currently includible in taxable income). Additionally, catch-up deferrals are permitted in the final three years before the year you reach normal retirement age.

     The employer uses deferred amounts to purchase the Contracts offered by this prospectus. For plans maintained by a unit of a state or local government, the Contract is generally held for the exclusive benefit of plan participants, although certain Contracts remained subject to the claims of the employer's general creditors until 1999. The employee has no present rights to any vested interest in the Contract and is entitled to payment only in accordance with the EDCP provisions.

     SIMPLIFIED EMPLOYEE PENSION PLAN ("SEP"). Employer contributions under a SEP are made to a separate individual retirement account or annuity established for each participating employee, and generally must be made at a rate representing a uniform percent of participating employees' compensation. Employer contributions are excludable from employees' taxable income. The employer may contribute up to 15% of your compensation or $40,000 ($35,000 before 2001), whichever is less. You may be able to make higher contributions if you are over age 50, subject to certain conditions.

     Through 1996, employees of certain small employers (other than tax-exempt organizations) were permitted to establish plans allowing employees to contribute pretax, on a salary reduction basis, to the SEP. In 1998 and 1999, these salary reductions were not permitted to exceed $10,000 per year. The limit for 2000 and 2001 was $10,500, and $11,000 in 2002. This limit is indexed and may be increased in future years. Such plans if established by December 31, 1996, may still allow employees to make these contributions.

     SIMPLE IRA. Employer and employee contributions under a SIMPLE Retirement Account Plan are made to a separate individual retirement account or annuity for each employee. Employee salary reduction contributions cannot exceed $7,000 ($6,500 in 2001 and $6,000 before 2001) in any year. You may be able to make higher contributions if you are over age 50, subject to certain conditions. Employer contributions can be a matching or a nonelective contribution of a percentage as specified in the Code. Only employers with 100 or fewer employees can maintain a SIMPLE IRA plan, which must also be the only plan the employer maintains.

     NON-QUALIFIED CONTRACTS. Purchase Payments made under Non-Qualified Contracts are neither excludible from the gross income of the Contract Owner nor deductible for tax purposes. However, any increase in the Purchase Unit Value of a Non-Qualified Contract resulting from the investment performance of VALIC Separate Account A is not taxable to the Contract Owner until received by him. Contract Owners that are not natural persons, however, are currently taxable on any increase in the Purchase Unit Value attributable to Purchase Payments made after February 28, 1986 to such Contracts.

     UNFUNDED DEFERRED COMPENSATION PLANS. Private taxable employers may establish unfunded, non-qualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors. Certain arrangements of nonprofit employers entered into prior to August 16, 1986, and not subsequently modified, are also subject to the rules discussed below.

     An unfunded, deferred compensation plan is a bare contractual promise on the part of the employer to defer current wages to some future time. The Contract is owned by the employer and remains subject to the claims of the employer's general creditors. Private taxable employers that are not natural persons, however, are currently taxable on any increase in the Purchase Unit Value attributable to Purchase Payments made on or after February 28, 1986 to such Contracts. Participants have no present right or vested interest in the Contract and are only entitled to payment in accordance with plan provisions.

TAX CONSEQUENCES OF DISTRIBUTIONS

     403(b) ANNUITIES. Voluntary salary reduction amounts accumulated after December 31, 1988, and earnings on voluntary contributions before and after that date, may not be distributed before one of the following:

(1)  attainment of age 59 1/2;

(2)  separation from service;

(3)  death;

(4)  disability, or

(5) hardship (hardship distributions are limited to salary reduction contributions only, exclusive of earnings thereon).

     Similar restrictions will apply to all amounts transferred from a section 403(b)(7) custodial account other than rollover contributions.

     Distributions are taxed as ordinary income to the recipient in accordance with Section 72.

     401(a) AND 403(a) QUALIFIED PLANS. Distributions from Contracts purchased under qualified plans are taxable as ordinary income, except to the extent allocable to an employee's after-tax contributions (investment in the Contract). If you or your Beneficiary receive a "lump sum distribution" (legally defined term), the taxable portion may be subject to special 5-year or 10-year income averaging treatment. Five-year forward averaging is unavailable for distributions occurring after December 31, 1999. Ten-year income averaging uses tax rates in effect for 1986, allows 20% capital gains treatment for the taxable portion of a lump sum distribution attributable to years of service before 1974, and is available if you were 50 or older on January 1, 1986.

     408(b) TRADITIONAL IRAS, SEPS AND SIMPLE IRAS. Distributions are generally taxed as ordinary income to the recipient. Rollovers from a Traditional IRA to a Roth IRA, and conversions of a Traditional IRA to a Roth IRA, where permitted, are generally taxable in the year of the rollover or conversion. Such rollovers or conversions completed in 1998 were generally eligible for pro-rata federal income taxation over four years. Individuals with adjusted gross income over $100,000 are generally ineligible for such conversions, regardless of marital status, as are married individuals who file separately.

     408A "ROTH" IRAS. "Qualified" distributions upon attainment of age 59 1/2, upon death or disability or for first-time homebuyer expenses are tax-free as long as five or more years have passed since the first contribution to taxpayer's first 408A "Roth" IRA. Qualified distributions may be subject to state income tax in some states. Other distributions are generally taxable to the extent that the distribution exceeds purchase payments.

     457 PLANS. Amounts received from an EDCP are includible in gross income for the taxable year in which they are paid or otherwise made available to the recipient.

     UNFUNDED DEFERRED COMPENSATION PLANS. Amounts received are includible in gross income for the taxable year in which the amounts are paid or otherwise made available to the recipient.

     NON-QUALIFIED CONTRACTS. Partial redemptions from a Non-Qualified Contract purchased after August 13, 1982 (or allocated to post-August 13, 1982 Purchase Payments under a pre-existing Contract), generally are taxed as ordinary income to the extent of the accumulated income or gain under the Contract if they are not received as an annuity. Partial redemptions from a Non-Qualified Contract purchased before August 14, 1982 are taxed only after the Contract Owner has received all of his pre-August 14, 1982 investment in the Contract. The amount received in a complete redemption of a Non-Qualified Contract (regardless of the date of purchase) will be taxed as ordinary income to the extent that it exceeds the Contract Owner's investment in the Contract. Two or more Contracts purchased from VALIC (or an affiliated company) by a Contract Owner within the same calendar year, after October 21, 1988, are treated as a single Contract for purposes of measuring the income on a partial redemption or complete surrender.

     When payments are received as an annuity, the Contract Owner's investment in the Contract is treated as received ratably and excluded ratably from gross income as a tax-free return of capital, over the expected payment period of the annuity. Individuals who begin receiving annuity payments on or after January 1, 1987 can exclude from income only their unrecovered investment in the Contract. Upon death prior to recovering tax-free their entire investment in the Contract, such individuals generally are entitled to deduct the unrecovered amount on their final tax return.

SPECIAL TAX CONSEQUENCES -- EARLY DISTRIBUTION

     403(b) ANNUITIES, 401(a) AND 403(a) QUALIFIED PLANS, 408(B) TRADITIONAL IRAS, SEPS AND SIMPLE IRAS. Taxable distributions received before the recipient attains age 59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Distributions on account of the following generally are excepted from this penalty tax:

(1)  death;

(2)  disability;

(3) separation from service after a participant reaches age 55 (only applies to 403(b), 401(a), 403(a));

(4) separation from service at any age if the distribution is in the form of substantially equal periodic payments over the life (or life expectancy) of the Participant (or the Participant and Beneficiary), and

(5) distributions which do not exceed the employee's tax deductible medical expenses for the taxable year of receipt.

Separation from service is not required for distributions from a Traditional IRA, SEP or SIMPLE IRA under (4) above. Certain distributions from a SIMPLE IRA within two years after first participating in the plan may be subject to a 25% penalty, rather than a 10% penalty.

Currently, distributions from 408(b) IRAs on account of the following additional reasons are also excepted from this penalty tax:

(6) distributions up to $10,000 (in the aggregate) to cover costs of acquiring, constructing or reconstructing the residence of a first-time homebuyer, and

(7) distributions to cover certain costs of higher education: tuition, fees, books, supplies and equipment for the IRA owner, a spouse, child or grandchild, and

(8) distributions to cover certain medical care or long term care insurance premiums, for individuals who have received federal or state unemployment compensation for 12 consecutive months.

     408A "ROTH" IRAS. Distributions, other than "qualified" distributions where the five-year holding rule is met, are generally subject to the same 10% penalty tax as other IRAs. Distributions of rollover or conversion contributions from an IRA which are not qualified distributions, may be subject to additional penalty taxes.

     457 PLANS. Distributions generally may be made under an EDCP prior to separation from service only for unforeseeable emergencies, or for amounts under $5,000 for inactive Participants, and are includible in the recipient's gross income in the year paid.

     NON-QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable portion of a distribution received before age 59 1/2 under a Non-Qualified Contract, unless the distribution is:

(1)  to a Beneficiary on or after the Contract Owner's death;

(2)  upon the Contract Owner's disability;

(3) part of a series of substantially equal annuity payments for the life or life expectancy of the Contract Owner, or the lives or joint life expectancy of the Contract Owner and Beneficiary;

(4)  made under an immediate annuity contract, or

(5)  allocable to Purchase Payments made before August 14, 1982.

SPECIAL TAX CONSEQUENCES -- REQUIRED DISTRIBUTIONS

     403(b) ANNUITIES. Generally, minimum required distributions must commence no later than April 1 of the calendar year following the later of the calendar year in which the Participant attains age 70 1/2 or the calendar year in which the Participant retires. Required distributions must be made over a period that does not exceed the life or life expectancies of the Participant (or lives or joint life expectancies of the Participant and Beneficiary). The minimum amount payable can be determined several different ways. A penalty tax of 50% is imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.

     Amounts accumulated under a Contract on December 31, 1986 may be paid in a manner that meets the above rule or, alternatively:

(i)  must begin to be paid when Participant attains age 75; and

(ii) the present value of payments expected to be made over the life of the Participant, (under the option chosen) must exceed 50% of the present value of all payments expected to be made (the "50% rule").

The 50% rule will not apply if a Participant's spouse is the joint annuitant. Notwithstanding these pre-January 1, 1987 rules the entire contract balance must meet the minimum distribution incidental benefit requirement of Section 403(b)(10).

     At the Participant's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin within 1 year of death and be paid over the life or life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must continue at least as rapidly as under the method elected by the Participant and in effect at the time of death.

     A participant generally may aggregate his or her 403(b) contracts and accounts for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such contracts or accounts, unless the plan, contract, or account otherwise provides.

     401(a) AND 403(a) QUALIFIED PLANS. Minimum distribution requirements for Qualified Plans are generally the same as described for 403(b) Annuities, except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement.

     408(b) TRADITIONAL IRAS, SEPS AND SIMPLE IRAS. Minimum distribution requirements are generally the same as described above for 403(b) Annuities, except that:

(1)  there is no exception for pre-1987 amounts; and

(2) there is no available postponement, past April 1 of the calendar year following the calendar year in which age 70 1/2 is attained.

     A participant generally may aggregate his or her IRAs for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such contracts or accounts, unless the contract or account otherwise provides.

     408A "ROTH" IRAS. Minimum distribution requirements generally applicable to 403(b) Annuities, 401(a) and 403(a) Qualified Plans, 408(b) IRAs, SEPs and 457 Plans do not apply to 408A "Roth" IRAs during the owner's lifetime, but generally do apply at the owner's death.

     A participant generally may aggregate his or her Roth IRAs inherited from the same decedent for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such contracts or accounts, unless the contract or account otherwise provides.

     457 PLANS. Beginning January 1, 1989, the minimum distribution requirements for EDCP's are generally the same as described above for 403(b) Annuities except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement. Distributions must satisfy the irrevocable election requirements applicable to 457 Plans.

     NON-QUALIFIED CONTRACTS. Non-Qualified Contracts do not require commencement of distributions at any particular time during the Owner's lifetime, provided that the Owner is a natural person, and generally do not limit the duration of annuity payments.

     At the Owner's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin within 1 year of death and be paid over the life or life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must continue at least as rapidly as under the method elected by the Owner at the time of death. Similar distribution requirements will also apply if the Owner is not a natural person, if the Annuitant dies or is changed.

TAX-FREE ROLLOVERS, TRANSFERS AND EXCHANGES

     403(b) ANNUITIES. Tax free transfers between 403(b) annuity contracts and/or 403(b)(7) custodial accounts, and tax-free rollovers from 403(b) programs to 408(b) IRAs or other 403(b) programs, are permitted under certain circumstances.

     401(a) AND 403(a) QUALIFIED PLANS. The taxable portion of certain distributions may be transferred in a tax-free rollover to a 408(b) individual retirement account or annuity, or to another such plan.

     408(b) TRADITIONAL IRAS AND SEPS. Funds may be transferred tax-free to a 408(b) IRA Contract in a tax-free rollover, from a 403(b) Annuity, or 401(a) or 403(a) Qualified Plan, under certain conditions. These amounts may subsequently be rolled over on a tax-free basis to another such plan or 403(b) Annuity Contract from this "conduit" IRA. In addition, tax-free rollovers may be made from one 408(b) IRA (other than a Roth IRA) to another provided that no more than one such rollover is made during any twelve-month period.

     408A "ROTH" IRAS. Funds may be transferred tax-free from one 408A "Roth" IRA to another. Funds in a 408(b) IRA may be rolled in a taxable transaction to a 408A "Roth" IRA by individuals who:

(i) have adjusted gross income of $100,000 or less, whether single or married filing jointly;

(ii) are not married filing separately.

     Special, complicated rules governing holding periods, avoidance of the 10% penalty tax and ratable recognition of 1998 income also apply to rollovers from 408(b) IRAs to 408A "Roth" IRAs, and may be subject to further modification by Congress. You should consult your tax advisor regarding the application of these rules.

     408(p) SIMPLE IRAS. Funds may generally be rolled over tax free from a SIMPLE IRA to a 408(b) IRA. However, during the two-year period beginning on the date you first participate in any SIMPLE IRA plan of your employer, SIMPLE IRA funds may only be rolled to another SIMPLE IRA.

     457 PLANS. Tax-free transfer of EDCP amounts are permitted only to another EDCP.

     NON-QUALIFIED CONTRACTS. Certain of the Non-Qualified single payment deferred annuity Contracts permit the Contract Owner to exchange the Contract for a new deferred annuity contract prior to the commencement of annuity payments. A full or partial exchange of one annuity contract for another is a tax-free transaction under Section 1035, provided that the requirements of that Section are satisfied. However, the exchange is reportable to the IRS.

--------------------------------------------------------------------------------
                               EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

     In the prospectus we described generally how under certain conditions we will allow you to exchange from other fixed and/or variable contracts we issue (other contracts) to Portfolio Director. These other contracts are listed in the prospectus. A more detailed comparison of the features, charges and restrictions between each of these listed other contracts and Portfolio Director is provided below.

EXCHANGES FROM INDEPENDENCE PLUS CONTRACTS
(UIT-585 AND UITG-585)

     SALES/SURRENDER CHARGES. Under an Independence Plus Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within five years of the date such Purchase Payments were made. The most recent Purchase Payments are deemed to be withdrawn first. Up to 10% of the Account Value may be surrendered in a Participant Year without any surrender charge being imposed. Portfolio Director imposes a similar surrender charge upon total or partial surrenders. Both the Portfolio Director and Independence Plus Contracts have other similar provisions where surrender charges are not imposed. However, Portfolio Director provides at least one additional provision, not included in Independence Plus Contracts, under which no surrender charge will be imposed. An additional provision allows election of a systematic withdrawal method without surrender charges. (See "Surrender Charge" in the prospectus.) For purposes of satisfying the fifteen-year and five-year holding requirements described under "Surrender Charge" in the prospectus, Portfolio Director will be deemed to have been issued on the same date as the Independence Plus Contract or certificate thereunder, but no earlier than January 1, 1982. Purchase Payments exchanged into Portfolio Director and which were made within five years before the date of exchange will be treated as Purchase Payments under Portfolio Director for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director on the date they were made to Independence Plus Contracts for purposes of calculating the surrender charge under Portfolio Director.

     OTHER CHARGES. Under the Independence Plus Contracts, a maintenance charge of $20 is assessed for the first year and an annual charge of $15 is assessed for the second and later years during the accumulation period. The charge is due in quarterly installments. A daily fee is charged at the annual rate of 1% of the daily net asset value allocable to the Variable Subaccounts to cover administrative expenses (other than those covered by the annual charge) and mortality risks assumed by the Company. For Portfolio Director, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company for Portfolio Director if the administrative expenses are expected to be lower for that Contract. (See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" in the prospectus). To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the Variable Account Options selected, if any, on the daily net asset value of VALIC Separate Account A is attributable to Portfolio Director. (See "Separate Account Charges" and "Separate Account Expense Reimbursement" in the prospectus.)

     INVESTMENT OPTIONS. Under Independence Plus Contracts ten divisions of VALIC Separate Account A are available variable investment alternatives, each investing in shares of a different underlying fund of North American Funds Variable Product Series I ("NAFV I"). The ten mutual funds are managed by the Company for advisory fees at annual rates ranging from 0.26% to 0.50% of each respective portfolio's average daily net assets. In addition, two fixed investment options are available. Under Portfolio Director, 64 divisions of VALIC Separate Account A are available, 21 of which invest in different investment portfolios of NAFV I, 15 of which invest in different portfolios of North American Funds Variable Product Series II ("NAFV II") and 28 of which invest in other mutual fund portfolios. These mutual fund portfolios are managed either by the Company or other investment managers for advisory fees at annual rates ranging from 0.00% to 1.50% of each portfolio's or mutual fund's average daily net assets. Three fixed investment options are also available.

     ANNUITY OPTIONS. Annuity options under Independence Plus Contracts provide for payments on a fixed or variable basis, or a combination of both. The Independence Plus Contract permits annuity payments for a designated period between 3 and 30 years. Portfolio Director permits annuity payments for a designated period between of 5 and 30 years. Independence Plus Contracts and Portfolio Director both provide for "betterment of rates." Under this provision, annuity payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

EXCHANGES FROM V-PLAN CONTRACTS
(IFA-582 AND GFA-582)

     SALES/SURRENDER CHARGES. Under a V-Plan Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge is equal to 7% of the Purchase Payments withdrawn within five years of the date such Purchase Payments were made. The most recent Purchase Payments are deemed to be withdrawn first. Up to 10% of the account value may be surrendered in a Participant Year without any surrender charge being imposed. Portfolio Director also imposes a surrender charge upon total or partial surrenders. However, the surrender charge under Portfolio Director may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. V-Plan Contracts have other provisions where surrender charges are not imposed. However, Portfolio Director provides at least two additional provisions, not included in V-Plan Contracts, under which no surrender charge will be imposed. Those Portfolio Director provisions include no surrender charge on an election of the no charge systematic withdrawal method, and where an employee-participant has maintained the account for a period of five years and has attained the age 59 1/2. (See "Surrender Charge" in the prospectus.) For purposes of satisfying the fifteen-year and five-year holding requirements, Portfolio Director will be deemed to have been issued on the same date as the V-Plan Contract or certificate thereunder, but no earlier than January 1, 1982.

     If there is a total or partial surrender, Purchase Payments exchanged into Portfolio Director and which were made within five years before the date of exchange will be treated as Purchase Payments under Portfolio Director for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director on the date they were made to the V-Plan Contract for purposes of calculating the surrender charge under Portfolio Director.

     OTHER CHARGES. There are no administrative and risk charges under V-Plan Contracts. For Portfolio Director, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fees begin immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company on Portfolio Director if the administrative expenses are expected to be lower for that Contract. (See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" in the prospectus.) To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the Variable Account Options selected, if any, on the daily net asset value of the VALIC Separate Account A is attributable to Portfolio Director. (See "Separate Account Charges" and "Separate Account Expense Reimbursement" in the prospectus.)

     INVESTMENT OPTIONS. There are no variable investment alternatives provided under V-Plan Contracts.

     ANNUITY OPTIONS. Annuity options under V-Plan Contracts provide for payments on a fixed basis only. The V-Plan Contract permits annuity payments for a designated period of 1 to 15 years. Under a V-Plan Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director permits Payout Payments for a designated period of between 5 and 30 years on a fixed basis only. Under Portfolio Director, Payout Payments may be made on a fixed or variable basis, or a combination of both. Portfolio Director does not provide for commutation. V-Plan Contracts and Portfolio Director both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

EXCHANGES FROM SA-1 AND SA-2 CONTRACTS
(GUP-64, GUP-74, GTS-VA)

     SALES/SURRENDER CHARGES. Under the SA-1 and SA-2 Contracts a sales and administrative charge is deducted from each Purchase Payment. This charge ranges from 5% of the first $5,000 of Purchase Payments to 3% of Purchase Payments in excess of $15,000. If a SA-1 or SA-2 Contract is exchanged for Portfolio Director the surrender charge under Portfolio Director will not apply to the amount of Account Value applied to Portfolio Director ("Exchanged Amount"). Purchase Payments made to Portfolio Director, however, would be subject to a surrender charge. In the case of a partial surrender, all Purchase Payments to Portfolio Director will be deemed to be withdrawn before any Exchanged Amount is deemed to be withdrawn. No exchange pursuant to this offer will be allowed within 120 days of a transfer of fixed accumulations under a SA-1 or SA-2 Contract to the variable portion of such Contract. Under Portfolio Director, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. For purposes of this surrender charge, the most recent Purchase Payments are deemed to be withdrawn first. (See "Surrender Charge" in the prospectus.)

     OTHER CHARGES. A charge of a percentage of each Purchase Payment is made for administrative expenses for SA-1 and SA-2 Contracts. The charge is generally 1.25% and is included in the above sales and administrative charge. An additional daily charge (at an annual rate of 1% of total net assets attributable to SA-1 Contracts and ranging from .21% to .85% of total net assets attributable to SA-2 Contracts) is made for mortality and expense risks assumed by the Company under the variable portion of the Contract. The total of these expenses and other charges is limited to a maximum of the rate imposed on SA-1 and SA-2 Contracts on April 1, 1987. (See prospectus for SA-1 and SA-2 contracts dated April 20, 1987.) For Portfolio Director, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company on Portfolio Director if the administrative expenses are expected to be lower for that Contract. (See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" in the prospectus.) To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the Variable Account Options selected, if any, on the average daily net asset value of the Separate Account is attributable to Portfolio Director. (See "Separate Account Charges" and "Separate Account Expense Reimbursement" in the prospectus.)

     INVESTMENT OPTIONS. Under SA-1 and SA-2 Contracts only one division of VALIC Separate Account A is available as a variable investment alternative. This division invests in a portfolio of NAFV I, the North American-AG Stock Index Fund. This portfolio is managed by the Company for advisory fees at an annual rate of .26% of the portfolio's average daily net assets. Under a "grandfathering" arrangement, the total advisory fees and certain other charges imposed against these Contracts are limited to a maximum of the rate charged on April 1, 1987. The maximum expense ratio for the GUP and GTS VA Contracts is 1.4157% and 0.6966%, respectively. (See the prospectus for these Contracts dated April 20, 1987.) Under Portfolio Director, 64 divisions of VALIC Separate Account A are available, 21 of which invest in different investment portfolios of NAFV I, 15 of which invest in different portfolios of NAFV II and 28 of which invest in other mutual fund portfolios. These mutual fund portfolios are managed either by the Company or other investment managers for advisory fees at annual rates ranging from 0.00% to 1.50% of each portfolio's or mutual fund's average daily net assets. Three fixed investment options are also available.

     ANNUITY OPTIONS. Annuity options under the SA-1 and SA-2 Contracts provide for payments on a fixed or variable basis, or a combination of both. The SA-1 Contract annuity payments under a designated period option are limited to 15 years on a fixed basis only. Under this Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. SA-2 Contracts do not provide a designated period option nor do they provide for commutation. Portfolio Director permits Payout Payments for a designated period of between 5 and 30 years. The SA-1 and SA-2 Contracts make no provision for transfers from a separate account to a fixed annuity during the annuity period. This option, subject to certain conditions, is available under Portfolio Director. The SA-1 Contracts provide an option for monthly variable annuity payments to be made at a level payment basis during each year of the annuity period. Portfolio Director does not provide this option. SA-1 and Portfolio Director, but not SA-2 Contracts, both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

EXCHANGES FROM IMPACT CONTRACTS
(UIT-981)

     SALES/SURRENDER CHARGES. Under an Impact Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge is equal to 5% of the Purchase Payments withdrawn within three years of the date such Purchase Payments were made. The most recent Purchase Payments are deemed to be withdrawn first. Portfolio Director also imposes a surrender charge upon total or partial surrenders which may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. Portfolio Director also has other provisions where surrender charges are not imposed. (See "Exceptions to Surrender Charge" in the prospectus.) For purposes of satisfying the fifteen- year and five-year holding requirements, Portfolio Director will be deemed to have been issued on the same date as the Impact Contract, or certificate thereunder, but no earlier than January 1, 1982. Only Purchase Payments exchanged into Portfolio Director which were made within three years before the date of exchange will be treated as Purchase Payments under Portfolio Director for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director on the date they were made to Impact Contracts for purposes of calculating the surrender charge under Portfolio Director.

     OTHER CHARGES. Under Impact Contracts, a $30 annual charge is assessed once a year to cover administrative expenses. The charge may, with prior regulatory approval if required, be increased or decreased. In addition, a daily charge is made at an annual rate of 1% of the net asset value allocable to the Impact Contracts to cover administrative expenses (other than those covered by the annual charge) and mortality risks assumed by the Company. For Portfolio Director, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company on Portfolio Director if the administrative expenses are expected to be lower for that Contract. (See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" in the prospectus.) To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the Variable Account Options selected, if any, on the daily net asset value of the Separate Account is attributable to Portfolio Director. (See "Separate Account Charges" and "Separate Account Expense Reimbursement" in the prospectus.)

     INVESTMENT OPTIONS. Under the Impact Contract five divisions of Separate Account A are available as variable investment alternatives, each investing in shares of a different underlying fund of NAFV I. The five mutual funds are managed by the Company for advisory fees at annual rates ranging from 0.26% to 0.50% of each respective portfolio's average daily net assets. Under Portfolio Director, 64 divisions of VALIC Separate Account A are available, 21 of which invest in different investment portfolios of NAFV I, 15 of which invest in different portfolios of NAFV II and 28 of which invest in other mutual fund portfolios. These mutual fund portfolios are managed either by the Company or other investment managers for advisory fees at annual rates ranging from 0.00% to 1.50% of each portfolio's or mutual fund's average daily net assets. Three fixed investment options are also available.

     ANNUITY OPTIONS. Annuity options under Impact Contracts provide for payments on a fixed or variable basis, or a combination of both. The Impact Contract permits annuity payments for a designated period of 1 to 15 years. Under an Impact Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director permits Payout Payments for a designated period of between 5 and 30 years. Impact Contracts and Portfolio Director both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

EXCHANGES FROM COMPOUNDER CONTRACTS
(C-1-75 AND IFA-78)

     SALES/SURRENDER CHARGES. Under a Compounder Contract a sales and administrative charge is deducted from each Purchase Payment. This charge ranges from 5% of the first $5,000 of Purchase Payments to 3% of Purchase Payments in excess of $15,000. If a Compounder Contract is exchanged for Portfolio Director the surrender charge under Portfolio Director will not apply to the amount of Account Value applied to Portfolio Director. Purchase Payments made to Portfolio Director, however, would be subject to the surrender charge under Portfolio Director. In the case of a partial surrender, all Purchase Payments to Portfolio Director will be deemed to be withdrawn before any Exchanged Amount is deemed to be withdrawn. Under Portfolio Director, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. For purposes of this surrender charge, the most recent Purchase Payments are deemed to be withdrawn first. (See "Surrender Charge" in the prospectus.)

     OTHER CHARGES. A charge of a percentage of each Purchase Payment is made for administrative expenses under a Compounder Contract. The charge is 1.25% and is included in the above sales charge. For Portfolio Director, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company for Portfolio Director if the administrative expenses are expected to be lower for that Contract. (See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" in this prospectus.) To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the Variable Account Options selected, if any, on the daily net asset value of the Separate Account is attributable to Portfolio Director. (See "Separate Account Charges" and "Separate Account Expense Reimbursement" in the prospectus.)

     INVESTMENT OPTIONS. There are no variable investment alternatives provided under Compounder Contracts.

     ANNUITY OPTIONS. Payout Payments under a Compounder Contract are on a fixed basis only and the designated period option is limited to a period of 15 years. However, under a Compounder Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director allows Payout Payments be made on a fixed or variable basis, or both. One option under Portfolio Director provides for a designated period of 5 and 30 years. Unlike Portfolio Director, the Compounder Contracts contain no "betterment of rates" provision.

INFORMATION WHICH MAY BE APPLICABLE TO ANY EXCHANGE

     GUARANTEED ANNUITY RATES. Mortality rates have improved since annuity rates were developed for the other contracts. Therefore, the annuity rates guaranteed in Portfolio Director are less favorable to Contract Owners and

Annuitants than those guaranteed in the other contracts. However, the current annuity rates being charged for fixed annuities under the "betterment of rates" provisions discussed above are more favorable than those guaranteed under Portfolio Director or the other contracts. Of course, no assurance can be given that this will continue to be true at the time of annuitization for a given contract. Guaranteed annuity rate tables are set forth in your Contract or in current endorsements thereto. Those guaranteed for Portfolio Director are set forth therein, and copies may be obtained from the Company.

     To satisfy a federal tax law requirement, non-spouse beneficiaries under Portfolio Director generally must receive the entire benefit payable upon the death of the Annuitant over their life expectancy or within five years of the Annuitant's death. This requirement may be inapplicable to certain other contracts or certificates issued before January 19, 1985 if not exchanged.

     Under certain deferred annuity contracts issued before October 21, 1979, upon the death of the owner the entire value of the contract as of the date of death may be received income tax free by the beneficiary. This will not apply to contracts that have been exchanged on or after October 21, 1979.

--------------------------------------------------------------------------------
                         CALCULATION OF SURRENDER CHARGE
--------------------------------------------------------------------------------

The surrender charge is discussed in the Prospectus under "Fees and Charges -- Surrender Charge." Examples of calculation of the Surrender Charge upon total and partial surrender are set forth below:

               ILLUSTRATION OF SURRENDER CHARGE ON TOTAL SURRENDER

      EXAMPLE 1.

                            TRANSACTION HISTORY

    DATE                        TRANSACTION                                AMOUNT
    -----                       -----------                                -------
    10/1/94                   Purchase Payment                             $10,000
    10/1/95                   Purchase Payment                               5,000
    10/1/96                   Purchase Payment                              15,000
    10/1/97                   Purchase Payment                               2,000
    10/1/98                   Purchase Payment                               3,000
    10/1/99                   Purchase Payment                               4,000
    12/31/99                  Total Purchase Payments (Assumes
                               Account Value is $50,000)                    39,000

    Surrender Charge is lesser of (a) or (b):
a.  Surrender Charge calculated on 60 months of Purchase Payments
    1.  Surrender Charge against Purchase Payment of 10/1/94                                    $      0
    2.  Surrender Charge against Purchase Payment of 10/1/95                                    $    250
    3.  Surrender Charge against Purchase Payment of 10/1/96                                    $    750
    4.  Surrender Charge against Purchase Payment of 10/1/97                                    $    100
    5.  Surrender Charge against Purchase Payment of 10/1/98                                    $    150
    6.  Surrender Charge against Purchase Payment of 10/1/99                                    $    200
    Surrender Charge based on Purchase Payments (1 + 2 + 3 + 4 + 5 + 6)                         $  1,450
b.  Surrender Charge calculated on the excess over 10% of the Account Value at the time of surrender:
     Account Value at time of surrender                      $     50,000
     Less 10% not subject to Surrender Charge                     - 5,000
                                                             ------------
    Subject to Surrender Charge                                    45,000
                                                              X       .05
                                                             ------------
    Surrender Charge based on Account Value                  $      2,250                       $  2,250
c.  Surrender Charge is the lesser of a or b                                                    $  1,450

      ILLUSTRATION OF SURRENDER CHARGE ON A 10% PARTIAL SURRENDER FOLLOWED
                               BY A FULL SURRENDER

EXAMPLE 2.

                TRANSACTION HISTORY (ASSUMES NO INTEREST EARNED)

     DATE                               TRANSACTION                          AMOUNT
    -------                             -----------                         -------
    10/1/94                           Purchase Payment                      $10,000
    10/1/95                           Purchase Payment                        5,000
    10/1/96                           Purchase Payment                       15,000
    10/1/97                           Purchase Payment                        2,000
    10/1/98                           Purchase Payment                        3,000
    10/1/99                           Purchase Payment                        4,000
    12/31/99                          10% Partial Surrender (Assumes          3,900
                                       Account Value is $39,000)
    2/1/00                            Full Surrender                         35,100

    a. Since this is the first partial surrender in this participant year, calculate the excess over 10% of the value of the Purchase Units 10% of $39,000 = $3,900 [no charge on this 10% withdrawal]
    b. The Account Value upon which Surrender Charge on the Full Surrender may be calculated (levied) is $39,000 -- $3,900 = $35,100
    c. The Surrender Charge calculated on the Account Value withdrawn
       $35,100 x .05 = $1,755
    d. Since only $29,000 has been paid in Purchase Payments in the 60 months prior to the Full Surrender, the charge can only be calculated on $29,000. The $3,900 partial withdrawal does not reduce this amount. Thus, the charge is $29,000 x (0.05) = $1,450.


--------------------------------------------------------------------------------
                               PURCHASE UNIT VALUE
--------------------------------------------------------------------------------

     The calculation of Purchase Unit value is discussed in the Prospectus under "Purchase Period." The following illustrations show a calculation of a new Unit value and the purchase of Purchase Units (using hypothetical examples):

               ILLUSTRATION OF CALCULATION OF PURCHASE UNIT VALUE

     EXAMPLE 3.

     1. Purchase Unit value, beginning of period                                                 $ 1.800000
     2. Value of Fund share, beginning of period                                                 $21.200000
     3. Change in value of Fund share                                                            $  .500000
     4. Gross investment return (3) DIVIDED BY (2)                                                  .023585
     5. Daily separate account fee*                                                                 .000027
      *Mortality and expense risk fee and administration and distribution fee of 1% per annum used for illustrative purposes.

     6. Net investment return (4)--(5)                                                              .023558
     7. Net investment factor 1.000000+(6)                                                         1.023558
     8. Purchase Unit value, end of period (1)x(7)                                               $ 1.842404

   ILLUSTRATION OF PURCHASE OF PURCHASE UNITS (ASSUMING NO STATE PREMIUM TAX)


    EXAMPLE 4.

     1. First Periodic Purchase Payment                                                          $  100.00
     2. Purchase Unit value on effective date of purchase (see Example 3)                        $1.800000
     3. Number of Purchase Units purchased (1) DIVIDED BY (2)                                       55.556
     4. Purchase Unit value for valuation date following purchase (see Example 3)                $1.842404
     5. Value of Purchase Units in account for valuation date following purchase (3)x(4)         $  102.36

--------------------------------------------------------------------------------
                            PERFORMANCE CALCULATIONS*
--------------------------------------------------------------------------------

                               MONEY MARKET YIELDS

     CALCULATION OF CURRENT YIELD FOR VALIC COMPANY I MONEY MARKET I FUND,
                                  DIVISION SIX
                           7-Day Current Yield: 0.02%

    CALCULATION OF CURRENT YIELD FOR VALIC COMPANY II MONEY MARKET II FUND,
                                   DIVISION 44
                         7-Day Current Yield: __.____%

   ILLUSTRATION OF CALCULATION OF CURRENT YIELD FOR THE MONEY MARKET DIVISIONS


     EXAMPLE 5.

     The current yield quotation above is based on the seven days ended
December 31, 2001 ("base period"). It is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Purchase Unit at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then multiplying the base period return by 365/7.

----------

* For different series of Portfolio Director which may have lower charges in the Purchase Period the amount of the current yield, the effective yield or the standardized yield, for the respective Division will be higher.

     CALCULATION OF EFFECTIVE YIELD FOR VALIC COMPANY I MONEY MARKET I FUND
                                  DIVISION SIX
                          7-Day Effective Yield: 0.02%

    CALCULATION OF EFFECTIVE YIELD FOR VALIC COMPANY II MONEY MARKET II FUND
                                  DIVISION 44
                         7-Day Effective Yield: __.____%

  ILLUSTRATION OF CALCULATION OF EFFECTIVE YIELD FOR THE MONEY MARKET DIVISIONS


     EXAMPLE 6.

     The effective yield quotation above is based on the seven days ended December 31, 2001 ("base period"). It is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Purchase Unit at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

                                                          365/7
              EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)      ]--1

                   STANDARDIZED YIELD FOR BOND FUND DIVISIONS

            CALCULATION OF STANDARDIZED YIELD FOR BOND FUND DIVISIONS

                                                 DIV. 7    DIV. 8    DIV. 13   DIV. 22   DIV. 23   DIV. 58    DIV. 59    DIV. 60
                                                 ------    ------    -------   -------   -------   -------    -------    -------
Standardized Yield                                 4.43%     3.57%      4.46%     5.72%     4.42%     3.48%      4.46%      7.89%

    ILLUSTRATION OF CALCULATION OF STANDARDIZED YIELD FOR BOND FUND DIVISIONS

     EXAMPLE 7.

     The standardized yield quotation based on a 30-day period ended
December 31, 2001 is computed by dividing the net investment income per Purchase Unit earned during the period by the maximum offering price per Unit on the last day of the period, according to the following formula:

                                                  6
                          YIELD = 2 [( a -- b + 1)  -- 1]
                                       ------
                                         cd

Where:

         a = net investment income earned during the period by the Fund attributable to shares owned by the Division

         b =  expenses accrued for the period (net of reimbursements)

         c = the average daily number of Purchase Units outstanding during the period

         d = the maximum offering price per Purchase Unit on the last day of the period

     Yield on each Division is earned from dividends declared and paid by the Fund, which are automatically reinvested in Fund shares.

                   CALCULATION OF AVERAGE ANNUAL TOTAL RETURN

     Average Annual Total Return quotations for the 1, 5, and 10 year periods ended December 31, 2001, the date of the most recent balance sheet included in this registration statement, are computed by finding the average annual compounded rates of over the 1, 5, and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                        n
                                 P (1+T)  = ERV

     Where:

            P      =  a hypothetical initial Purchase Payment of $1,000
            T      =  average annual total return
            n      =  number of years
            ERV    =  redeemable value at the end of the 1, 5 or 10 year periods of a hypothetical $1,000 Purchase Payment made at the beginning of the 1, 5, or 10 year periods (or fractional portion thereof)

     The Company may advertise standardized average annual total return which, includes the surrender charge of up to 5% of Gross Purchase Payments received during the most recent 60 months as well as non-standardized average annual total returns which does not include a surrender charge or maintenance fee.

     There is no sales charge for reinvested dividends. All recurring fees have been deducted. For fees which vary with the account size, an account size equal to that of the median account size has been assumed. Ending redeemable value has been determined assuming a complete redemption at the end of the 1, 5 or 10 year period and deduction of all nonrecurring charges at the end of each such period.

                            CALCULATION OF MVA OPTION

     The effect of the market value adjustment may be positive or negative. If, for example, on the date of a withdrawal, the index rate described below (plus 0.5%) is higher than that index rate as of the contract's date of issue, the effect of the market value adjustment will be negative. If, for example, on the date of a withdrawal, the index rate (plus 0.5%) is lower than that index rate as of the contract's date of issue, the effect of the market value adjustment will be positive. Any negative adjustment will be waived to the extent that it would decrease the withdrawal value below the minimum guaranteed value.

     The market value adjustment is determined by the formula below, using the following factors:

     - A is an index rate determined at the beginning of each MVA term, for a security with time to maturity equal to that MVA term;

     - B is an index rate determined at the time of withdrawal, for a security with time to maturity equal to the current MVA term;

     - N is the number of months remaining in the current MVA term (rounded up to the next higher number of months); and

     - The index rates for A and B will be the U.S. Treasury Yield as quoted by Bloomberg or a comparable financial market news service, for the maturity equal to the MVA term, using linear interpolation as appropriate.

     The market value adjustment will equal:

     The amount surrendered or transferred out prior to the end of the MVA term multiplied by:

                                             (N/12)
                          [(1+A)/(1+B+0.005)]      --1

     The market value adjustment will be added to or deducted from the amount being withdrawn or transferred.

     Index rates for any calendar month will equal the average of index rates for the last 5 trading days of the previous calendar month.

--------------------------------------------------------------------------------
                             PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN, CUMULATIVE RETURN, AND ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE TABLES

The tables below present performance information for each of the VALIC Separate Account A Divisions available for this Contract. These performance results are not an estimate or guarantee of future investment performance and do not represent the actual experience of amounts invested by a particular participant. The performance figures in the Tables do not take into account the Separate Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for those Divisions would be higher. The information presented does not reflect the advantage under the Contracts of deferring federal income tax on increases in Account Value due to earnings attributable to Purchase Payments, nor does the information reflect the Qualified Contract advantage of deferring federal income tax on Purchase Payments. See "Federal Tax Matters" for more on tax deferral.

The Mid Cap Index Fund Division commenced operations on October 13, 1982 as the Capital Accumulation Fund. Effective October 1, 1991, the Fund underlying the Mid Cap Index Division changes its name from the Capital Accumulation Fund to the Mid Cap Index Fund and amended its investment objective, investment program and investment restrictions accordingly.

The Asset Allocation Fund was formerly known as the Timed Opportunity Fund.

Effective May 1, 2000, the Templeton Asset Allocation Fund (previously offered under the Contract) merged with the Templeton Global Asset Allocation Fund. At the same time as the merger, the Templeton Asset Allocation Fund changed its name to the Templeton Asset Strategy Fund. Also effective with this merger, the Templeton Asset Allocation Fund Division 19 was renamed the Templeton Asset Strategy Fund Division 19. Accordingly, the performance figures for the Division through December 31, 1999 reflect the actual historical performance of the Templeton Asset Allocation Fund Division 19. Effective May 1, 2002, Templeton Asset Strategy Fund changed its name to the Templeton Global Asset Allocation Fund.

On January 1, 1993, the Templeton Foreign Fund - Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this fund at net asset value and without sales charges generally applicable to Class A shares.

                                     TABLE I

                           AVERAGE ANNUAL TOTAL RETURN
            WITH SURRENDER CHARGE AND ACCOUNT MAINTENANCE FEE IMPOSED
         (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 2001)


              FUND AND DIVISION                             1 YEAR           5 YEARS         10 YEARS          SINCE       DIVISION
                                                                                                             INCEPTION    INCEPTION
                                                                                                                             DATE
------------------------------------------------------------------------------------------------------------------------------------
VALIC COMPANY I

Asset Allocation Fund (Division 5)                           (9.47%)           6.77%            7.31%                       9/6/83

Blue Chip Growth Fund (Division 72)                         (18.97%)                                          (21.46%)     11/1/00

Capital Conservation Fund (Division 7)                         1.87%           4.51%            5.61%                      1/16/86

Core Equity Fund (Division 15)                              (19.92%)           2.05%                            10.34%     7/11/94

Government Securities Fund (Division 8)                        0.92%           4.90%            5.45%                      1/16/86

Growth & Income Fund (Division 16)                          (15.01%)           4.99%                            11.01%     7/11/94

Health Sciences Fund (Division 73)                          (13.22%)                                          (11.44%)     11/1/00

Income & Growth Fund (Division 21)                          (13.40%)                                          (14.44%)     12/8/00

International Equities Fund (Division 11)                   (26.25%)         (1.72%)            2.72%                      10/2/89

International Government Bond Fund (Division 13)             (7.27%)         (2.17%)            3.10%                      10/1/91

International Growth I Fund (Division 20)                   (30.09%)                                          (29.18%)     12/8/00

Large Cap Growth Fund (Division 30)                         (27.41%)                                          (33.25%)     12/8/00

Mid Cap Index Fund (Division 4)                              (6.38%)          13.99%           13.24%                      10/1/91

Money Market I Fund (Division 6)                             (2.00%)           2.99%            3.41%                      1/16/86

Nasdaq-100 Index Fund (Division 46)                         (36.19%)                                          (48.89%)     11/1/00

Opportunities Fund (Division 45)                            (34.29%)                                          (42.28%)     11/1/00

Science & Technology Fund (Division 17)                     (44.41%)           0.57%                            13.33%     7/11/94

Small Cap Fund (Division 18)                                (10.22%)                                          (13.19%)     12/8/00

Small Cap Index Fund (Division 14)                           (3.60%)           5.58%                             9.59%      5/1/92

Social Awareness Fund (Division 12)                         (16.24%)           8.07%           10.59%                      10/2/89

Stock Index Fund 1(Division 10)                             (17.02%)           8.54%           11.37%                      4/20/87

VALIC COMPANY II

Aggressive Growth Lifestyle Fund (Division 48)              (17.06%)                                             4.57%     9/22/98

Capital Appreciation Fund (Division 39)                     (25.58%)                                           (2.16%)     9/22/98

Conservative Growth Lifestyle Fund (Division 50)             (6.89%)                                             6.10%     9/22/98

Core Bond Fund (Division 58)                                   1.17%                                             2.63%     9/22/98

High Yield Bond Fund (Division 60)                             0.44%                                             0.15%     9/22/98

International Growth II Fund (Division 33)                  (23.21%)                                             2.84%     9/22/98

Large Cap Value Fund (Division 40)                           (6.97%)                                             5.27%     9/22/98

Mid Cap Growth Fund (Division 37)                           (34.10%)                                           (4.34%)     9/22/98

Mid Cap Value Fund (Division 38)                             (6.99%)                                            18.82%     9/22/98

Moderate Growth Lifestyle Fund (Division 49)                (10.64%)                                             5.69%     9/22/98

Money Market II Fund (Division 44)                           (1.75%)                                             2.57%     9/22/98

Small Cap Growth Fund (Division 35)                         (27.81%)                                             4.88%     9/22/98

Small Cap Value Fund (Division 36)                             1.48%                                             7.70%     9/22/98

Socially Responsible Fund (Division 41)                     (16.34%)                                             1.54%     9/22/98

Strategic Bond Fund (Division 59)                              4.75%                                             4.04%     9/22/98

              FUND AND DIVISION                             1 YEAR           5 YEARS         10 YEARS          SINCE       DIVISION
                                                                                                             INCEPTION    INCEPTION
                                                                                                                             DATE
------------------------------------------------------------------------------------------------------------------------------------
Ariel Appreciation Fund (Division 69)                         10.03%                                            14.66%     11/1/00

Ariel Fund (Division 68)                                       8.03%                                            17.40%     11/1/00

Credit Suisse Small Cap Growth Fund (Division 63)           (17.84%)                                          (22.14%)     11/1/00

Dreyfus Basic GNMA Fund (Division 71)                          1.79%                                             4.44%     11/1/00

Evergreen Growth and Income Fund (Division 56)              (19.50%)                                           (5.36%)      1/4/99

Evergreen Small Cap Value Fund (Division 55)                  11.24%                                             9.44%      1/4/99

Evergreen Special Equity Fund (Division 65)                 (14.19%)                                          (19.40%)     11/1/00

Evergreen Value Fund (Division 57)                           (7.89%)                                             0.97%      1/4/99

INVESCO Growth Fund (Division 62)                           (51.87%)                                          (59.49%)     11/1/00

Janus Adviser Worldwide Fund (Division 47)                  (25.41%)                                          (28.10%)     11/1/00

Janus Fund (Division 61)                                    (30.16%)                                          (36.01%)     11/1/00

Lou Holland Growth Fund (Division 70)                       (10.38%)                                          (14.65%)     11/1/00

MSIF Trust Mid Cap Growth (Division 64)                     (33.64%)                                          (37.95%)     11/1/00

Putnam Global Growth Fund (Division 28)                     (33.67%)           1.45%                             3.20%      7/1/96

Putnam New Opportunities Fund (Division 26)                 (33.93%)           3.99%                             3.36%      7/1/96

Putnam OTC & Emerging Growth Fund (Division 27)             (49.08%)         (7.96%)                           (8.35%)      7/1/96

Sit Mid Cap Growth Fund (Division 67)                       (37.05%)                                          (41.34%)     11/1/00

Sit Small Cap Growth Fund (Division 66)                     (32.13%)                                          (36.66%)     11/1/00

Templeton Global Asset Allocation Fund (Division 19)        (14.89%)           4.26%                             8.27%     7/11/94

Templeton Foreign Fund (Division 32)                        (12.98%)           2.62%                             4.56%      7/1/96

Vanguard LifeStrategy Conservative Growth Fund
(Division 54)                                                (5.74%)                                             2.95%     9/22/98

Vanguard LifeStrategy Growth Fund (Division 52)             (14.08%)                                             2.34%     9/22/98

Vanguard LifeStrategy Moderate Growth Fund
(Division 53)                                                (9.89%)                                             2.83%     9/22/98

Vanguard Long-Term Corporate Fund (Division 22)                3.61%           5.36%                             6.47%      7/1/96

Vanguard Long-Term Treasury Fund (Division 23)               (1.37%)           5.99%                             7.05%      7/1/96

Vanguard Wellington Fund (Division 25)                       (1.78%)           8.50%                            10.25%      7/1/96

Vanguard Windsor II Fund (Division 24)                       (8.93%)           8.23%                            10.35%      7/1/96

                                    TABLE II

                           AVERAGE ANNUAL TOTAL RETURN
            WITH SURRENDER CHARGE AND ACCOUNT MAINTENANCE FEE IMPOSED
              (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 2001)

              FUND AND DIVISION                             1 YEAR           5 YEARS         10 YEARS         SINCE         FUND
                                                                                                            INCEPTION    INCEPTION
                                                                                                                            DATE
------------------------------------------------------------------------------------------------------------------------------------
VALIC COMPANY I

Asset Allocation Fund (Division 5)                           (9.47%)           6.77%            7.31%                     9/6/83

Blue Chip Growth Fund (Division 72)                         (18.97%)                                         (21.46%)     11/1/00

Capital Conservation Fund (Division 7)                         1.87%           4.51%            5.61%                     1/16/86

Core Equity Fund (Division 15)                              (19.92%)           2.05%                            9.47%     4/29/94

Government Securities Fund (Division 8)                        0.92%           4.90%            5.45%                     1/16/86

Growth & Income Fund (Division 16)                          (15.01%)           4.99%                           10.12%     4/29/94

Health Sciences Fund (Division 73)                          (13.22%)                                         (11.44%)     11/1/00

Income & Growth Fund (Division 21)                          (13.40%)                                         (14.44%)     12/8/00

International Equities Fund (Division 11)                   (26.25%)         (1.72%)            2.72%                     10/2/89

International Government Bond Fund (Division 13)             (7.27%)         (2.17%)            3.10%                     10/1/91

International Growth I Fund (Division 20)                   (30.09%)                                         (29.18%)     12/8/00

Large Cap Growth Fund (Division 30)                         (27.41%)                                         (33.25%)     12/8/00

Mid Cap Index Fund (Division 4)                              (6.38%)          13.99%           13.24%                     10/1/91

Money Market I Fund (Division 6)                             (2.00%)           2.99%            3.41%                     1/16/86

Nasdaq-100 Index Fund (Division 46)                         (36.19%)                                         (49.86%)     10/1/00

Opportunities Fund (Division 45)                            (34.29%)                                         (40.89%)     10/1/00

Science & Technology Fund (Division 17)                     (44.41%)           0.57%                           12.21%     4/29/94

Small Cap Fund (Division 18)                                (10.22%)                                         (13.19%)     12/8/00

Small Cap Index Fund (Division 14)                           (3.60%)           5.58%                            9.59%     5/1/92

Social Awareness Fund (Division 12)                         (16.24%)           8.07%           10.59%                     10/2/89

Stock Index Fund 1(Division 10)                             (17.02%)           8.54%           11.37%                     4/20/87

VALIC COMPANY II

Aggressive Growth Lifestyle Fund (Division 48)              (17.06%)                                            4.57%     9/22/98

Capital Appreciation Fund (Division 39)                     (25.58%)                                          (2.16%)     9/22/98

Conservative Growth Lifestyle Fund (Division 50)             (6.89%)                                            6.10%     9/22/98

Core Bond Fund (Division 58)                                   1.17%                                            2.63%     9/22/98

High Yield Bond Fund (Division 60)                             0.44%                                            0.15%     9/22/98

International Growth II Fund (Division 33)                  (23.21%)                                            2.84%     9/22/98

Large Cap Value Fund (Division 40)                           (6.97%)                                            5.27%     9/22/98

Mid Cap Growth Fund (Division 37)                           (34.10%)                                          (4.34%)     9/22/98

Mid Cap Value Fund (Division 38)                             (6.99%)                                           18.82%     9/22/98

Moderate Growth Lifestyle Fund (Division 49)                (10.64%)                                            5.69%     9/22/98

Money Market II Fund (Division 44)                           (1.75%)                                            2.57%     9/22/98

Small Cap Growth Fund (Division 35)                         (27.81%)                                            4.88%     9/22/98

Small Cap Value Fund (Division 36)                             1.48%                                            7.70%     9/22/98

Socially Responsible Fund (Division 41)                     (16.34%)                                            1.54%     9/22/98

Strategic Bond Fund (Division 59)                              4.75%                                            4.04%     9/22/98

American Century Ultra Fund (Division 31)                   (19.31%)           7.98%           10.32%                     11/2/81

              FUND AND DIVISION                             1 YEAR           5 YEARS         10 YEARS         SINCE         FUND
                                                                                                            INCEPTION    INCEPTION
                                                                                                                            DATE
------------------------------------------------------------------------------------------------------------------------------------
Ariel Appreciation Fund (Division 69)                         10.03%          15.22%           13.00%                     12/1/89

Ariel Fund (Division 68)                                       8.03%          13.97%           12.29%                     11/6/86

Credit Suisse Small Cap Growth Fund (Division 63)           (17.84%)          11.87%                           11.87%    12/31/96

Dreyfus Basic GNMA Fund (Division 71)                          1.79%           5.19%            5.99%                     8/5/87

Evergreen Growth and Income Fund (Division 56)              (19.50%)           2.74%                            9.76%     1/3/95

Evergreen Small Cap Value Fund (Division 55)                  11.24%           9.26%                           13.84%     1/3/95

Evergreen Special Equity Fund (Division 65)                 (14.19%)          10.92%                           12.84%     3/15/94

Evergreen Value Fund (Division 57)                           (7.89%)           7.02%           10.03%                     4/12/85

INVESCO Growth Fund (Division 62)                           (51.87%)         (2.58%)            4.23%                    11/25/35

Janus Adviser Worldwide Fund (Division 47)                  (25.41%)                                                      9/13/93

Janus Fund (Division 61)                                    (30.16%)           7.67%            9.94%                     2/5/70

Lou Holland Growth Fund (Division 70)                       (10.38%)           9.77%                           11.68%     4/30/96

MSIF Trust Mid Cap Growth (Division 64)                     (33.64%)                                           12.50%     1/31/97

Putnam Global Growth Fund (Division 28)                     (33.67%)           1.45%            6.46%                     9/1/67

Putnam New Opportunities Fund (Division 26)                 (33.93%)           3.99%           12.87%                     8/31/90

Putnam OTC & Emerging Growth Fund (Division 27)             (49.08%)         (7.96%)            5.00%                     11/1/82

Sit Mid Cap Growth Fund (Division 67)                       (37.05%)           4.53%            7.81%                     9/2/82

Sit Small Cap Growth Fund (Division 66)                     (32.13%)           9.98%                           16.56%     7/1/94

Templeton Global Asset Allocation Fund (Division 19)        (14.89%)           4.26%            8.75%                     8/24/88

Templeton Foreign Fund (Division 32)                        (12.98%)           2.62%            7.34%                     10/5/82

Vanguard LifeStrategy Conservative Growth Fund
(Division 54)                                                (5.74%)           6.31%                            9.08%     9/30/94

Vanguard LifeStrategy Growth Fund (Division 52)             (14.08%)           6.27%                           10.29%     9/30/94

Vanguard LifeStrategy Moderate Growth Fund
(Division 53)                                                (9.89%)           6.43%                            9.79%     9/30/94

Vanguard Long-Term Corporate Fund (Division 22)                3.61%           5.36%            6.69%                     7/9/73

Vanguard Long-Term Treasury Fund (Division 23)               (1.37%)           5.99%            6.83%                     5/19/86

Vanguard Wellington Fund (Division 25)                       (1.78%)           8.50%           10.61%                    7/1/1929

Vanguard Windsor II Fund (Division 24)                       (8.93%)           8.23%           12.04%                     6/24/85

The Table reflects actual historical performance of the related Separate Account Divisions 15-20 since inception of each Division (July 11, 1994) and hypothetical performance for periods prior to July 11, 1994 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 21-32 since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 51-54 since inception of each Division (September 22, 1998) and hypothetical performance for periods prior to September 22, 1998 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 55-57 since inception of each Division (January 4,
1999) and hypothetical performance for periods prior to January 4, 1999 based on investment in a hypothetical Contract. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.

                                    TABLE III

                           AVERAGE ANNUAL TOTAL RETURN
           WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED
             (FROM SEPARATE ACCOUNT INCEPTION TO DECEMBER 31, 2001)

              FUND AND DIVISION                             1 YEAR           5 YEARS         10 YEARS         SINCE         FUND
                                                                                                            INCEPTION    INCEPTION
                                                                                                                            DATE
------------------------------------------------------------------------------------------------------------------------------------
VALIC COMPANY I

Asset Allocation Fund (Division 5)                           (5.17%)           7.58%            7.36%                     9/6/83

Blue Chip Growth Fund (Division 72)                         (15.12%)                                         (18.26%)     11/1/00

Capital Conservation Fund (Division 7)                         6.70%           5.38%            5.67%                     1/16/86

Core Equity Fund (Division 15)                              (16.12%)           3.00%                           10.40%     7/11/94

Government Securities Fund (Division 8)                        5.71%           5.76%            5.51%                     1/16/86

Growth & Income Fund (Division 16)                          (10.98%)           5.85%                           11.07%     7/11/94

Health Sciences Fund (Division 73)                           (9.10%)                                          (7.83%)     11/1/00

Income & Growth Fund (Division 21)                           (9.28%)                                         (10.61%)     12/8/00

International Equities Fund (Division 11)                   (22.75%)         (0.77%)            2.77%                     10/2/89

International Government Bond Fund (Division 13)             (2.86%)         (1.22%)            3.16%                     10/1/91

International Growth I Fund (Division 20)                   (26.77%)                                         (26.01%)     12/8/00

Large Cap Growth Fund (Division 30)                         (23.96%)                                         (30.26%)     12/8/00

Mid Cap Index Fund (Division 4)                              (1.93%)          14.63%           13.30%                     10/1/91

Money Market I Fund (Division 6)                               2.65%           3.91%            3.47%                     1/16/86

Nasdaq-100 Index Fund (Division 46)                         (33.16%)                                         (46.81%)     11/1/00

Opportunities Fund (Division 45)                            (31.17%)                                         (39.93%)     11/1/00

Science & Technology Fund (Division 17)                     (41.77%)           1.55%                           13.38%     7/11/94

Small Cap Fund (Division 18)                                 (5.96%)                                          (9.31%)     12/8/00

Small Cap Index Fund (Division 14)                             0.98%           6.42%                            9.65%     5/1/92

Social Awareness Fund (Division 12)                         (12.27%)           8.84%           10.65%                     10/2/89

Stock Index Fund 1(Division 10)                             (13.08%)           9.30%           11.43%                     4/20/87

VALIC COMPANY II

Aggressive Growth Lifestyle Fund (Division 48)              (13.13%)                                            5.98%     9/22/98

Capital Appreciation Fund (Division 39)                     (22.05%)                                          (0.73%)     9/22/98

Conservative Growth Lifestyle Fund (Division 50)             (2.47%)                                            7.46%     9/22/98

Core Bond Fund (Division 58)                                   5.97%                                            4.09%     9/22/98

High Yield Bond Fund (Division 60)                             5.21%                                            1.61%     9/22/98

International Growth II Fund (Division 33)                  (19.56%)                                            4.30%     9/22/98

Large Cap Value Fund (Division 40)                           (2.55%)                                            6.66%     9/22/98

Mid Cap Growth Fund (Division 37)                           (30.98%)                                          (2.94%)     9/22/98

Mid Cap Value Fund (Division 38)                             (2.57%)                                           19.90%     9/22/98

Moderate Growth Lifestyle Fund (Division 49)                 (6.40%)                                            7.07%     9/22/98

Money Market II Fund (Division 44)                             2.92%                                            4.04%     9/22/98

Small Cap Growth Fund (Division 35)                         (24.38%)                                            6.28%     9/22/98

Small Cap Value Fund (Division 36)                             6.30%                                            9.02%     9/22/98

Socially Responsible Fund (Division 41)                     (12.37%)                                            3.03%     9/22/98

Strategic Bond Fund (Division 59)                              9.72%                                            5.47%     9/22/98

              FUND AND DIVISION                             1 YEAR           5 YEARS         10 YEARS         SINCE         FUND
                                                                                                            INCEPTION    INCEPTION
                                                                                                                            DATE
------------------------------------------------------------------------------------------------------------------------------------
American Century Ultra Fund (Division 31)                   (15.48%)           8.75%                            8.69%     7/1/96

Ariel Appreciation Fund (Division 69)                         15.07%                                           18.88%     11/1/00

Ariel Fund (Division 68)                                      13.07%                                           21.61%     11/1/00

Credit Suisse Small Cap Growth Fund (Division 63)           (13.94%)                                         (18.98%)     11/1/00

Dreyfus Basic GNMA Fund (Division 71)                          6.62%                                            8.69%     11/1/00

Evergreen Growth and Income Fund (Division 56)              (15.68%)                                          (3.85%)     1/4/99

Evergreen Small Cap Value Fund (Division 55)                  16.28%                                           10.85%     1/4/99

Evergreen Special Equity Fund (Division 65)                 (10.12%)                                         (16.13%)     11/1/00

Evergreen Value Fund (Division 57)                           (3.52%)                                            2.58%     1/4/99

INVESCO Growth Fund (Division 62)                           (49.58%)                                         (57.84%)     11/1/00

Janus Adviser Worldwide Fund (Division 47)                  (21.87%)                                         (25.17%)     11/1/00

Janus Fund (Division 61)                                    (26.85%)                                         (33.41%)     11/1/00

Lou Holland Growth Fund (Division 70)                        (6.12%)                                         (11.18%)     11/1/00

MSIF Trust Mid Cap Growth (Division 64)                     (30.49%)                                         (35.42%)     11/1/00

Putnam Global Growth Fund (Division 28)                     (30.52%)           2.42%                            3.25%     7/1/96

Putnam New Opportunities Fund (Division 26)                 (30.80%)           4.88%                            3.40%     7/1/96

Putnam OTC & Emerging Growth Fund (Division 27)             (46.66%)         (7.07%)                          (8.31%)     7/1/96

Sit Mid Cap Growth Fund (Division 67)                       (34.06%)                                         (38.96%)     11/1/00

Sit Small Cap Growth Fund (Division 66)                     (28.91%)                                         (34.09%)     11/1/00

Templeton Global Asset Allocation Fund (Division 19)        (10.85%)           5.14%                            8.32%     7/11/94

Templeton Foreign Fund (Division 32)                         (8.84%)           3.56%                            4.61%     7/1/96

Vanguard LifeStrategy Conservative Growth Fund
(Division 54)                                                (1.26%)                                            4.41%     9/22/98

Vanguard LifeStrategy Growth Fund (Division 52)             (10.00%)                                            3.81%     9/22/98

Vanguard LifeStrategy Moderate Growth Fund
(Division 53)                                                (5.62%)                                            4.28%     9/22/98

Vanguard Long-Term Corporate Fund (Division 22)                8.53%           6.21%                            6.52%     7/1/96

Vanguard Long-Term Treasury Fund (Division 23)                 3.31%           6.82%                            7.10%     7/1/96

Vanguard Wellington Fund (Division 25)                         2.88%           9.26%                           10.30%     7/1/96

Vanguard Windsor II Fund (Division 24)                       (4.61%)           9.00%                           10.40%     7/1/96

                                    TABLE IV

                           AVERAGE ANNUAL TOTAL RETURN
           WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED
              (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 2001)

              FUND AND DIVISION                             1 YEAR           5 YEARS         10 YEARS         SINCE         FUND
                                                                                                            INCEPTION    INCEPTION
                                                                                                                            DATE
------------------------------------------------------------------------------------------------------------------------------------
VALIC COMPANY I

Asset Allocation Fund (Division 5)                           (5.17%)           7.58%           7.36%                       9/6/83

Blue Chip Growth Fund (Division 72)                         (15.12%)                                          (18.26%)    11/1/00

Capital Conservation Fund (Division 7)                         6.70%           5.38%           5.67%                      1/16/86

Core Equity Fund (Division 15)                              (16.12%)           3.00%                             9.52%    4/29/94

Government Securities Fund (Division 8)                        5.71%           5.76%           5.51%                      1/16/86

Growth & Income Fund (Division 16)                          (10.98%)           5.85%                            10.17%    4/29/94

Health Sciences Fund (Division 73)                           (9.10%)                                           (7.83%)    11/1/00

Income & Growth Fund (Division 21)                           (9.28%)                                          (10.61%)    12/8/00

International Equities Fund (Division 11)                   (22.75%)         (0.77%)           2.77%                      10/2/89

International Government Bond Fund (Division 13)             (2.86%)         (1.22%)           3.16%                      10/1/91

International Growth I Fund (Division 20)                   (26.77%)                                          (26.01%)    12/8/00

Large Cap Growth Fund (Division 30)                         (23.96%)                                          (30.26%)    12/8/00

Mid Cap Index Fund (Division 4)                              (1.93%)          14.63%          13.30%                      10/1/91

Money Market I Fund (Division 6)                               2.65%           3.91%           3.47%                      1/16/86

Nasdaq-100 Index Fund (Division 46)                         (33.16%)                                          (47.96%)    10/1/00

Opportunities Fund (Division 45)                            (31.17%)                                          (38.65%)    10/1/00

Science & Technology Fund (Division 17)                     (41.77%)           1.55%                            12.27%    4/29/94

Small Cap Fund (Division 18)                                 (5.96%)                                           (9.31%)    12/8/00

Small Cap Index Fund (Division 14)                             0.98%           6.42%                             9.65%     5/1/92

Social Awareness Fund (Division 12)                         (12.27%)           8.84%          10.65%                      10/2/89

Stock Index Fund 1(Division 10)                             (13.08%)           9.30%          11.43%                      4/20/87

VALIC COMPANY II

Aggressive Growth Lifestyle Fund (Division 48)              (13.13%)                                             5.98%    9/22/98

Capital Appreciation Fund (Division 39)                     (22.05%)                                           (0.73%)    9/22/98

Conservative Growth Lifestyle Fund (Division 50)             (2.47%)                                             7.46%    9/22/98

Core Bond Fund (Division 58)                                   5.97%                                             4.09%    9/22/98

High Yield Bond Fund (Division 60)                             5.21%                                             1.61%    9/22/98

International Growth II Fund (Division 33)                  (19.56%)                                             4.30%    9/22/98

Large Cap Value Fund (Division 40)                           (2.55%)                                             6.66%    9/22/98

Mid Cap Growth Fund (Division 37)                           (30.98%)                                           (2.94%)    9/22/98

Mid Cap Value Fund (Division 38)                             (2.57%)                                            19.90%    9/22/98

Moderate Growth Lifestyle Fund (Division 49)                 (6.40%)                                             7.07%    9/22/98

Money Market II Fund (Division 44)                             2.92%                                             4.04%    9/22/98

Small Cap Growth Fund (Division 35)                         (24.38%)                                             6.28%    9/22/98

Small Cap Value Fund (Division 36)                             6.30%                                             9.02%    9/22/98

Socially Responsible Fund (Division 41)                     (12.37%)                                             3.03%    9/22/98

Strategic Bond Fund (Division 59)                              9.72%                                             5.47%    9/22/98

              FUND AND DIVISION                             1 YEAR           5 YEARS         10 YEARS         SINCE         FUND
                                                                                                            INCEPTION    INCEPTION
                                                                                                                            DATE
------------------------------------------------------------------------------------------------------------------------------------
American Century Ultra Fund (Division 31)                   (15.48%)           8.75%          10.38%                      11/2/81

Ariel Appreciation Fund (Division 69)                         15.07%          15.83%          13.06%                      12/1/89

Ariel Fund (Division 68)                                      13.07%          14.61%          12.35%                      11/6/86

Credit Suisse Small Cap Growth Fund (Division 63)           (13.94%)          12.55%                            12.55%    12/31/96

Dreyfus Basic GNMA Fund (Division 71)                          6.62%           6.05%           6.04%                       8/5/87

Evergreen Growth and Income Fund (Division 56)              (15.68%)           3.67%                             9.82%     1/3/95

Evergreen Small Cap Value Fund (Division 55)                  16.28%          10.01%                            13.90%     1/3/95

Evergreen Special Equity Fund (Division 65)                 (10.12%)          11.63%                            12.90%    3/15/94

Evergreen Value Fund (Division 57)                           (3.52%)           7.82%          10.09%                      4/12/85

INVESCO Growth Fund (Division 62)                           (49.58%)         (1.64%)           4.28%                      11/25/35

Janus Adviser Worldwide Fund (Division 47)                  (21.87%)                                                      9/13/93

Janus Fund (Division 61)                                    (26.85%)           8.46%           9.99%                       2/5/70

Lou Holland Growth Fund (Division 70)                        (6.12%)          10.50%                            11.73%    4/30/96

MSIF Trust Mid Cap Growth (Division 64)                     (30.49%)                                            13.18%    1/31/97

Putnam Global Growth Fund (Division 28)                     (30.52%)           2.42%           6.52%                       9/1/67

Putnam New Opportunities Fund (Division 26)                 (30.80%)           4.88%          12.92%                      8/31/90

Putnam OTC & Emerging Growth Fund (Division 27)             (46.66%)         (7.07%)           5.05%                      11/1/82

Sit Mid Cap Growth Fund (Division 67)                       (34.06%)           5.41%           7.86%                       9/2/82

Sit Small Cap Growth Fund (Division 66)                     (28.91%)          10.71%                            16.61%     7/1/94

Templeton Global Asset Allocation Fund (Division 19)        (10.85%)           5.14%           8.80%                      8/24/88

Templeton Foreign Fund (Division 32)                         (8.84%)           3.56%           7.40%                      10/5/82

Vanguard LifeStrategy Conservative Growth Fund
(Division 54)                                                (1.26%)           7.13%                             9.14%    9/30/94

Vanguard LifeStrategy Growth Fund (Division 52)             (10.00%)           7.09%                            10.34%    9/30/94

Vanguard LifeStrategy Moderate Growth Fund
(Division 53)                                                (5.62%)           7.25%                             9.85%    9/30/94

Vanguard Long-Term Corporate Fund (Division 22)                8.53%           6.21%           6.75%                       7/9/73

Vanguard Long-Term Treasury Fund (Division 23)                 3.31%           6.82%           6.89%                      5/19/86

Vanguard Wellington Fund (Division 25)                         2.88%           9.26%          10.66%                      7/1/1929

Vanguard Windsor II Fund (Division 24)                       (4.61%)           9.00%          12.09%                      6/24/85

The Table reflects actual historical performance of the related Separate Account Divisions 15-20 since inception of each Division (July 11, 1994) and hypothetical performance for periods prior to July 11, 1994 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 21-32 since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 51-54 since inception of each Division (September 22, 1998) and hypothetical performance for periods prior to September 22, 1998 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 55-57 since inception of each Division (January 4,
1999) and hypothetical performance for periods prior to January 4, 1999 based on investment in a hypothetical Contract. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.

                                     TABLE V

                                CUMULATIVE RETURN
           WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED
             (FROM SEPARATE ACCOUNT INCEPTION TO DECEMBER 31, 2001)

              FUND AND DIVISION                             1 YEAR           5 YEARS         10 YEARS          SINCE       DIVISION
                                                                                                             INCEPTION    INCEPTION
                                                                                                                             DATE
------------------------------------------------------------------------------------------------------------------------------------
VALIC COMPANY I

Asset Allocation Fund (Division 5)                           (5.17%)          44.10%          103.46%                      9/6/83

Blue Chip Growth Fund (Division 72)                         (15.12%)                                          (20.92%)    11/1/00

Capital Conservation Fund (Division 7)                         6.70%          29.96%           73.57%                     1/16/86

Core Equity Fund (Division 15)                              (16.12%)          15.94%                           109.46%    7/11/94

Government Securities Fund (Division 8)                        5.71%          32.30%           70.94%                     1/16/86

Growth & Income Fund (Division 16)                          (10.98%)          32.86%                           119.18%    7/11/94

Health Sciences Fund (Division 73)                           (9.10%)                                           (9.06%)    11/1/00

Income & Growth Fund (Division 21)                           (9.28%)                                          (11.24%)    12/8/00

International Equities Fund (Division 11)                   (22.75%)         (3.78%)           31.44%                     10/2/89

International Government Bond Fund (Division 13)             (2.86%)         (5.97%)           36.44%                     10/1/91

International Growth I Fund (Division 20)                   (26.77%)                                          (27.40%)    12/8/00

Large Cap Growth Fund (Division 30)                         (23.96%)                                          (31.83%)    12/8/00

Mid Cap Index Fund (Division 4)                              (1.93%)          97.93%          248.61%                     10/1/91

Money Market I Fund (Division 6)                               2.65%          21.16%           40.61%                     1/16/86

Nasdaq-100 Index Fund (Division 46)                         (33.16%)                                          (52.05%)    11/1/00

Opportunities Fund (Division 45)                            (31.17%)                                          (44.76%)    11/1/00

Science & Technology Fund (Division 17)                     (41.77%)           7.98%                           155.68%    7/11/94

Small Cap Fund (Division 18)                                 (5.96%)                                           (9.87%)    12/8/00

Small Cap Index Fund (Division 14)                             0.98%          36.49%                           143.69%     5/1/92

Social Awareness Fund (Division 12)                         (12.27%)          52.75%          175.13%                     10/2/89

Stock Index Fund 1(Division 10)                             (13.08%)          56.02%          195.16%                     4/20/87

VALIC COMPANY II

Aggressive Growth Lifestyle Fund (Division 48)              (13.13%)                                            20.95%    9/22/98

Capital Appreciation Fund (Division 39)                     (22.05%)                                           (2.36%)    9/22/98

Conservative Growth Lifestyle Fund (Division 50)             (2.47%)                                            26.58%    9/22/98

Core Bond Fund (Division 58)                                   5.97%                                            14.02%    9/22/98

High Yield Bond Fund (Division 60)                             5.21%                                             5.38%    9/22/98

International Growth II Fund (Division 33)                  (19.56%)                                            14.78%    9/22/98

Large Cap Value Fund (Division 40)                           (2.55%)                                            23.50%    9/22/98

Mid Cap Growth Fund (Division 37)                           (30.98%)                                           (9.31%)    9/22/98

Mid Cap Value Fund (Division 38)                             (2.57%)                                            81.14%    9/22/98

Moderate Growth Lifestyle Fund (Division 49)                 (6.40%)                                            25.05%    9/22/98

Money Market II Fund (Division 44)                             2.92%                                            13.85%    9/22/98

Small Cap Growth Fund (Division 35)                         (24.38%)                                            22.06%    9/22/98

Small Cap Value Fund (Division 36)                             6.30%                                            32.68%    9/22/98

Socially Responsible Fund (Division 41)                     (12.37%)                                            10.25%    9/22/98

Strategic Bond Fund (Division 59)                              9.72%                                            19.03%    9/22/98

              FUND AND DIVISION                             1 YEAR           5 YEARS         10 YEARS          SINCE       DIVISION
                                                                                                             INCEPTION    INCEPTION
                                                                                                                             DATE
------------------------------------------------------------------------------------------------------------------------------------
American Century Ultra Fund (Division 31)                   (15.48%)          52.12%                            58.18%     7/1/96

Ariel Appreciation Fund (Division 69)                         15.07%                                            22.36%    11/1/00

Ariel Fund (Division 68)                                      13.07%                                            25.65%    11/1/00

Credit Suisse Small Cap Growth Fund (Division 63)           (13.94%)                                          (21.78%)    11/1/00

Dreyfus Basic GNMA Fund (Division 71)                          6.62%                                            10.21%    11/1/00

Evergreen Growth and Income Fund (Division 56)              (15.68%)                                          (11.12%)     1/4/99

Evergreen Small Cap Value Fund (Division 55)                  16.28%                                            36.23%     1/4/99

Evergreen Special Equity Fund (Division 65)                 (10.12%)                                          (18.55%)    11/1/00

Evergreen Value Fund (Division 57)                           (3.52%)                                             7.94%     1/4/99

INVESCO Growth Fund (Division 62)                           (49.58%)                                          (63.51%)    11/1/00

Janus Adviser Worldwide Fund (Division 47)                  (21.87%)                                          (28.72%)    11/1/00

Janus Fund (Division 61)                                    (26.85%)                                          (37.78%)    11/1/00

Lou Holland Growth Fund (Division 70)                        (6.12%)                                          (12.92%)    11/1/00

MSIF Trust Mid Cap Growth (Division 64)                     (30.49%)                                          (39.97%)    11/1/00

Putnam Global Growth Fund (Division 28)                     (30.52%)          12.72%                            19.22%     7/1/96

Putnam New Opportunities Fund (Division 26)                 (30.80%)          26.88%                            20.23%     7/1/96

Putnam OTC & Emerging Growth Fund (Division 27)             (46.66%)        (30.69%)                          (37.97%)     7/1/96

Sit Mid Cap Growth Fund (Division 67)                       (34.06%)                                          (43.79%)    11/1/00

Sit Small Cap Growth Fund (Division 66)                     (28.91%)                                          (38.52%)    11/1/00

Templeton Global Asset Allocation Fund
(Division 19)                                               (10.85%)          28.47%                            81.77%    7/11/94

Templeton Foreign Fund (Division 32)                         (8.84%)          19.09%                            28.12%     7/1/96

Vanguard LifeStrategy Conservative Growth Fund
(Division 54)                                                (1.26%)                                            15.16%    9/22/98

Vanguard LifeStrategy Growth Fund (Division 52)             (10.00%)                                            13.04%    9/22/98

Vanguard LifeStrategy Moderate Growth Fund
(Division 53)                                                (5.62%)                                            14.72%    9/22/98

Vanguard Long-Term Corporate Fund (Division 22)                8.53%          35.16%                            41.60%     7/1/96

Vanguard Long-Term Treasury Fund (Division 23)                 3.31%          39.10%                            45.84%     7/1/96

Vanguard Wellington Fund (Division 25)                         2.88%          55.72%                            71.54%     7/1/96

Vanguard Windsor II Fund (Division 24)                       (4.61%)          53.84%                            72.43%     7/1/96

                                    TABLE VI

                                CUMULATIVE RETURN
           WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED
              (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 2001)

              FUND AND DIVISION                             1 YEAR           5 YEARS         10 YEARS          SINCE         FUND
                                                                                                             INCEPTION    INCEPTION
                                                                                                                             DATE
------------------------------------------------------------------------------------------------------------------------------------
VALIC COMPANY I

Asset Allocation Fund (Division 5)                           (5.17%)          44.10%         103.46%                   9/6/83

Blue Chip Growth Fund (Division 72)                         (15.12%)                                      (20.92%)    11/1/00

Capital Conservation Fund (Division 7)                         6.70%          29.96%          73.57%                  1/16/86

Core Equity Fund (Division 15)                              (16.12%)          15.94%                       100.96%    4/29/94

Government Securities Fund (Division 8)                        5.71%          32.30%          70.94%                  1/16/86

Growth & Income Fund (Division 16)                          (10.98%)          32.86%                       110.33%    4/29/94

Health Sciences Fund (Division 73)                           (9.28%)                                      (11.24%)    12/8/00

Income & Growth Fund (Division 21)                          (22.75%)         (3.78%)          31.44%                  10/2/89

International Equities Fund (Division 11)                    (2.86%)         (5.97%)          36.44%                  10/1/91

International Government Bond Fund (Division 13)            (26.77%)                                      (27.40%)    12/8/00

International Growth I Fund (Division 20)                    (9.10%)                                       (9.06%)    11/1/00

Large Cap Growth Fund (Division 30)                         (23.96%)                                      (31.83%)    12/8/00

Mid Cap Index Fund (Division 4)                              (1.93%)          97.93%         248.61%                  10/1/91

Money Market I Fund (Division 6)                               2.65%          21.16%          40.61%                  1/16/86

Nasdaq-100 Index Fund (Division 46)                         (33.16%)                                      (55.78%)    10/1/00

Opportunities Fund (Division 45)                            (31.17%)                                      (45.69%)    10/1/00

Science & Technology Fund (Division 17)                     (41.77%)           7.98%                       143.01%    4/29/94

Small Cap Fund (Division 18)                                 (5.96%)                                       (9.87%)    12/8/00

Small Cap Index Fund (Division 14)                             0.98%          36.49%                       143.69%     5/1/92

Social Awareness Fund (Division 12)                         (12.27%)          52.75%         175.13%                  10/2/89

Stock Index Fund 1(Division 10)                             (13.08%)          56.02%         195.16%                  4/20/87

VALIC COMPANY II

Aggressive Growth Lifestyle Fund (Division 48)              (13.13%)                                        20.95%    9/22/98

Capital Appreciation Fund (Division 39)                     (22.05%)                                       (2.36%)    9/22/98

Conservative Growth Lifestyle Fund (Division 50)             (2.47%)                                        26.58%    9/22/98

Core Bond Fund (Division 58)                                   5.97%                                        14.02%    9/22/98

High Yield Bond Fund (Division 60)                             5.21%                                         5.38%    9/22/98

International Growth II Fund (Division 33)                  (19.56%)                                        14.78%    9/22/98

Large Cap Value Fund (Division 40)                           (2.55%)                                        23.50%    9/22/98

Mid Cap Growth Fund (Division 37)                           (30.98%)                                       (9.31%)    9/22/98

Mid Cap Value Fund (Division 38)                             (2.57%)                                        81.14%    9/22/98

Moderate Growth Lifestyle Fund (Division 49)                 (6.40%)                                        25.05%    9/22/98

Money Market II Fund (Division 44)                             2.92%                                        13.85%    9/22/98

Small Cap Growth Fund (Division 35)                         (24.38%)                                        22.06%    9/22/98

Small Cap Value Fund (Division 36)                             6.30%                                        32.68%    9/22/98

Socially Responsible Fund (Division 41)                     (12.37%)                                        10.25%    9/22/98

Strategic Bond Fund (Division 59)                              9.72%                                        19.03%    9/22/98

              FUND AND DIVISION                             1 YEAR           5 YEARS         10 YEARS          SINCE         FUND
                                                                                                             INCEPTION    INCEPTION
                                                                                                                             DATE
------------------------------------------------------------------------------------------------------------------------------------
American Century Ultra Fund (Division 31)                   (15.48%)          52.12%         168.40%                  11/2/81

Ariel Appreciation Fund (Division 69)                         15.07%         108.52%         241.31%                  12/1/89

Ariel Fund (Division 68)                                      13.07%          97.73%         220.46%                  11/6/86

Credit Suisse Small Cap Growth Fund (Division 63)           (13.94%)          80.62%                        80.62%    12/31/96

Dreyfus Basic GNMA Fund (Division 71)                          6.62%          34.13%          79.76%                   8/5/87

Evergreen Growth and Income Fund (Division 56)              (15.68%)          19.74%                        92.47%     1/3/95

Evergreen Small Cap Value Fund (Division 55)                  16.28%          61.09%                       148.44%     1/3/95

Evergreen Special Equity Fund (Division 65)                 (10.12%)          73.32%                       157.59%    3/15/94

Evergreen Value Fund (Division 57)                           (3.52%)          45.74%         161.39%                  4/12/85

INVESCO Growth Fund (Division 62)                           (49.58%)         (7.92%)          52.03%                  11/25/35

Janus Adviser Worldwide Fund (Division 47)                  (21.87%)                                                  9/13/93

Janus Fund (Division 61)                                    (26.85%)          50.08%         159.20%                   2/5/70

Lou Holland Growth Fund (Division 70)                        (6.12%)          64.74%                        87.58%    4/30/96

MSIF Trust Mid Cap Growth (Division 64)                     (30.49%)                                        83.81%    1/31/97

Putnam Global Growth Fund (Division 28)                     (30.52%)          12.72%          88.05%                   9/1/67

Putnam New Opportunities Fund (Division 26)                 (30.80%)          26.88%         237.05%                  8/31/90

Putnam OTC & Emerging Growth Fund (Division 27)             (46.66%)        (30.69%)          63.65%                  11/1/82

Sit Mid Cap Growth Fund (Division 67)                       (34.06%)          30.12%         113.21%                   9/2/82

Sit Small Cap Growth Fund (Division 66)                     (28.91%)          66.28%                       216.71%     7/1/94

Templeton Global Asset Allocation Fund
(Division 19)                                               (10.85%)          28.47%         132.45%                  8/24/88

Templeton Foreign Fund (Division 32)                         (8.84%)          19.09%         104.15%                  10/5/82

Vanguard LifeStrategy Conservative Growth Fund
(Division 54)                                                (1.26%)          41.11%                        88.54%    9/30/94

Vanguard LifeStrategy Growth Fund (Division 52)             (10.00%)          40.87%                       104.19%    9/30/94

Vanguard LifeStrategy Moderate Growth Fund
(Division 53)                                                (5.62%)          41.87%                        97.62%    9/30/94

Vanguard Long-Term Corporate Fund (Division 22)                8.53%          35.16%          92.13%                   7/9/73

Vanguard Long-Term Treasury Fund (Division 23)                 3.31%          39.10%          94.65%                  5/19/86

Vanguard Wellington Fund (Division 25)                         2.88%          55.72%         175.41%                  7/1/1929

Vanguard Windsor II Fund (Division 24)                       (4.61%)          53.84%         213.23%                  6/24/85

The Table reflects actual historical performance of the related Separate Account Divisions 15-20 since inception of each Division (July 11, 1994) and hypothetical performance for periods prior to July 11, 1994 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 21-32 since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 51-54 since inception of each Division (September 22, 1998) and hypothetical performance for periods prior to September 22, 1998 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 55-57 since inception of each Division (January 4,
1999) and hypothetical performance for periods prior to January 4, 1999 based on investment in a hypothetical Contract. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.

                                    TABLE VII

               ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE
           WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED
                (PERIOD FROM SEPARATE ACCOUNT DIVISION INCEPTION)

    ANNUAL CHANGE IN PURCHASE UNIT VALUE FOR THE 12 MONTHS ENDED DECEMBER 31,

FUND AND DIVISION                    2001     2000      1999      1998      1997     1996      1995     1994        1993    1992
-----------------------------------------------------------------------------------------------------------------------------------
VALIC COMPANY I

Asset Allocation Fund              (5.17%)   (3.46%)   10.65%    17.19%    21.40%   9.99%     23.54%   (2.29%)     8.19%   (1.71%)
(Division5)

Blue Chip Growth Fund (T. Rowe
Price) (Division72)                (15.12)    (6.83)     -         -         -       -          -        -          -        -

Capital Conservation Fund
(Division7)                           6.70      8.12   (1.40)      6.30      7.49    0.75      19.58    (7.04)     10.88      7.55

Core Equity Fund
(Wellington/WAMU) (Division15)     (16.12)    (7.22)     6.33     16.96     19.80   18.18      46.40      4.42      -        -

Government Securities Fund
(Division8)                           5.71     11.78   (3.74)      7.86      7.83    0.90      16.31    (5.44)      9.70      6.14

Growth & Income Fund
(SunAmerica) (Division16)          (10.98)   (11.74)    21.61     13.41     22.60   22.10      30.55      3.49     -         -

Health Sciences Fund (T. Rowe
Price) (Division73)                 (9.10)      0.04     -         -         -       -          -        -          -        -

Income & Growth Fund (American
Century) (Division21)               (9.28)    (2.16)     -         -         -       -          -        -          -        -

International Equities Fund
(Division11)                       (22.75)   (18.11)    27.88     17.57      1.18    5.75       9.67      6.90     28.58   (14.31)

International Government Bond
Fund (Division13)                   (2.86)    (4.81)   (6.88)     15.92    (5.79)    3.36      17.63      3.42     13.08      2.05

International Growth I Fund

(American Century) (Division20)    (26.77)    (0.86)     -         -         -       -          -        -          -        -

Large Cap Growth Fund
(SunAmerica) (Division30)          (23.96)   (10.35)     -         -         -       -          -        -          -        -

Mid Cap Index Fund (Division4)      (1.93)     15.43    13.78     17.80     30.45   17.61      29.24    (4.70)     11.78      8.79

Money Market I Fund (Division6)       2.65      4.96     3.71      4.12      4.13    3.97       4.51      2.77      1.67      2.22

Nasdaq- Index Fund (Division46)    (33.16)   (28.27)     -         -         -       -          -        -          -        -

Opportunities Fund (Putnam)
(Division45)                       (31.17)   (19.74)     -         -         -       -          -        -          -        -

Science & Technology Fund
(T.Rowe Price) (Division17)        (41.77)   (34.78)    98.96     40.71      1.57   12.68      60.07     31.28      -        -

Small Cap Fund (Founders/T.Rowe
Price) (Division18)                 (5.96)    (4.16)     -         -         -       -          -        -          -        -

Small Cap Index Fund
(Division14)                          0.98    (4.34)    20.10    (2.92)     21.18   15.57      26.39    (4.30)     14.77     11.28

Social Awareness Fund
(Division12)                       (12.27)   (11.26)    17.46     26.03     35.52   22.75      37.57    (2.42)      6.84      2.31

Stock Index Fund (Division10)      (13.08)   (10.25)    19.37     27.14     31.77   21.53      35.95    (0.30)      8.78      5.58

Value Fund (Division 74)              -         -        -         -         -       -          -        -          -        -

FUND AND DIVISION                    2001     2000      1999      1998      1997     1996      1995     1994      1993     1992
-----------------------------------------------------------------------------------------------------------------------------------
VALIC COMPANY II

Aggressive Growth Lifestyle
Fund (Division48)                  (13.13)    (7.19)    28.99     16.30      -       -          -        -          -        -

Capital Appreciation Fund
(Credit Suisse) (Division39)       (22.05)   (23.20)    34.39     21.36      -       -          -        -          -        -

Conservative Growth Lifestyle
Fund (Division50)                   (2.47)      2.32    12.47     12.78      -       -          -        -          -        -

Core Bond Fund (Division58)           5.97      7.67   (1.89)      1.86      -       -          -        -          -        -

High Yield Bond Fund
(Division60)                          5.21    (6.69)     2.17      5.06      -       -          -        -          -        -

International Growth II Fund
(Putnam) (Division33)              (19.56)   (16.79)    55.45     10.31      -       -          -        -          -        -

Large Cap Value Fund (State

Street) (Division40)                (2.55)      4.79     4.52     15.71      -       -          -        -          -        -

Mid Cap Growth Fund (INVESCO)
(Division37)                       (30.98)    (0.44)     5.60     24.98      -       -          -        -          -        -

Mid Cap Value Fund (Wellington)
(Division38)                        (2.57)     27.97    21.28     19.80      -       -          -        -          -        -

Moderate Growth Lifestyle Fund
(Division49)                        (6.40)    (1.31)    17.90     14.83      -       -          -        -          -        -

Money Market II Fund
(Division44)                          2.92      5.25     3.98      1.08      -       -          -        -          -        -

Small Cap Growth Fund
(Franklin) (Division35)            (24.38)   (21.64)    68.43     22.30      -       -          -        -          -        -

Small Cap Value Fund (One
Group) (Division36)                   6.30     21.21   (7.27)     11.04      -       -          -        -          -        -

Socially Responsible Fund
(Division41)                       (12.37)    (9.90)    17.19     19.15      -       -          -        -          -        -

Strategic Bond Fund (Division59)      9.72      1.41     3.06      3.80      -       -          -        -          -        -

American Century Ultra Fund
(Division31)                       (15.48)   (20.69)    40.00     33.14     21.74    3.98       -        -          -        -

Ariel Appreciation Fund
(Division69)                         15.07      6.34     -         -         -       -          -        -          -        -

Ariel Fund (Division68)              13.07     11.13     -         -         -       -          -        -          -        -

Credit Suisse Small Cap Growth
Fund (Division63)                  (13.94)    (9.10)     -         -         -       -          -        -          -        -

Dreyfus Basic GNMA Fund
(Division71)                          6.62      3.37     -         -         -       -          -        -          -        -

Evergreen Growth and Income
Fund (Division56)                  (15.68)    (6.96)    13.29      -         -       -          -        -          -        -

Evergreen Small Cap Value Fund
(Division55)                         16.28     17.68   (0.45)      -         -       -          -        -          -        -

Evergreen Special Equity Fund
(Division65)                       (10.12)    (9.38)     -         -         -       -          -        -          -        -

Evergreen Value Fund
(Division57)                        (3.52)      8.18     3.41      -         -       -          -        -          -        -

INVESCO Growth Fund (Division62)   (49.58)   (27.62)     -         -         -       -          -        -          -        -

Janus Adviser Worldwide Fund
(Division47)                       (21.87)    (8.77)     -         -         -       -          -        -          -        -

Janus Fund (Division61)            (26.85)   (14.95)     -         -         -       -          -        -          -        -

Lou Holland Growth Fund             (6.12)    (7.24)     -         -         -       -          -        -          -        -
(Division70)

FUND AND DIVISION                    2001     2000      1999      1998      1997     1996      1995     1994      1993     1992
-----------------------------------------------------------------------------------------------------------------------------------
MSIF Trust Mid Cap Growth          (30.49)   (13.65)     -         -         -       -          -        -          -        -
(Division64)

Putnam Global Growth Fund
(Division28)                       (30.52)   (30.42)    63.00     27.48     12.20      5.77     -        -          -        -

Putnam New Opportunities Fund
(Division26)                       (30.80)   (26.89)    67.91     23.12     21.30    (5.24)     -        -          -        -

Putnam OTC & Emerging Growth
Fund (Division27)                  (46.66)   (51.72)   124.57      9.87      9.08   (10.50)     -        -          -        -

Sit Mid Cap Growth Fund
(Division67)                       (34.06)   (14.76)     -         -         -       -          -        -          -        -

Sit Small Cap Growth Fund
(Division66)                       (28.91)   (13.53)     -         -         -       -          -        -          -        -

Templeton Asset Strategy Fund
(Division19)                       (10.85)    (0.94)    21.37      5.07     14.07     17.40     21.02   (0.41)      -        -

Templeton Foreign Fund
(Division32)                        (8.84)    (5.02)    38.34    (5.82)      5.57      7.59     -        -          -        -

Vanguard LifeStrategy
Conservative Growth Fund
(Division54)                        (1.26)      1.77     6.44      7.67      -       -          -        -          -        -

Vanguard LifeStrategy Growth
Fund (Division52)                  (10.00)    (6.58)    15.82     16.08      -       -          -        -          -        -

Vanguard LifeStrategy Moderate
Growth Fund (Division53)            (5.62)    (2.15)    10.57     12.35      -       -          -        -          -        -

Vanguard Long-Term Corporate
Fund (Division22)                     8.53     10.60   (7.21)      8.04     12.32      4.76     -        -          -        -

Vanguard Long-Term Treasury
Fund (Division23)                     3.31     18.47   (9.61)     11.82     12.44      4.85     -        -          -        -

Vanguard Wellington Fund
(Division25)                          2.88      9.04     3.11     10.65     21.65     10.16     -        -          -        -

Vanguard Windsor II Fund            (4.61)     15.42   (6.96)     14.90     30.70     12.09     -        -          -        -
(Division24)

               ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE
           WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED
                (PERIOD FROM SEPARATE ACCOUNT DIVISION INCEPTION)
          CUMULATIVE CHANGE FOR EACH PERIOD END SINCE DECEMBER 31, 1991

FUND AND DIVISION                    2001     2000      1999      1998       1997     1996       1995      1994      1993     1992
-----------------------------------------------------------------------------------------------------------------------------------
NORTH AMERICAN FUNDS
VARIABLE PRODUCT SERIES I

Asset Allocation Fund              103.46%   114.56%   122.25%   100.86%    71.40%   41.19%     28.37%     3.90%     6.34%   (1.71%)
(Division5)

Blue Chip Growth Fund (T. Rowe
Price) (Division72)                (20.92)    (6.83)     -         -         -        -          -          -         -         -

Capital Conservation Fund
(Division7)                          73.57     62.66     50.45     52.60     43.55    33.55      32.56     10.85     19.25      7.55

Core Equity Fund
(Wellington/WAMU) (Division15)      109.46    149.72    169.15    153.13    116.44    80.67      52.87      4.42      -         -

Government Securities Fund
(Division8)                          70.94     61.70     44.66     50.28     39.32    29.21      28.06     10.10     16.44      6.14

Growth & Income Fund
(SunAmerica) (Division16)           119.18    146.20    178.96    129.38    102.25    64.96      35.11      3.49      -         -

Health Sciences Fund (T. Rowe
Price) (Division73)                 (9.06)      0.04     -         -         -        -          -          -         -         -

Income & Growth Fund (American
Century) (Division21)              (11.24)    (2.16)     -         -         -        -          -          -         -         -

International Equities Fund
(Division11)                         31.44     70.15    107.79     62.48     38.21    36.60      29.18     17.78     10.18   (14.31)

International Government Bond
Fund (Division13)                    36.44     40.46     47.56     58.46     36.69    45.09      40.37     19.34     15.39      2.05

International Growth I Fund
(American Century) (Division20)    (27.40)    (0.86)     -         -         -        -          -          -         -         -

Large Cap Growth Fund
(SunAmerica) (Division30)          (31.83)   (10.35)     -         -         -        -          -          -         -         -

Mid Cap Index Fund (Division4)      248.61    255.48    207.96    170.67    129.77    76.13      49.76     15.89     21.60      8.79

Money Market I Fund (Division6)      40.61     36.98     30.51     25.83     20.85    16.05      11.62      6.81      3.93      2.22

Nasdaq- Index Fund (Division46)    (52.05)   (28.27)     -         -         -        -          -          -         -         -

Opportunities Fund (Putnam)
(Division45)                       (44.76)   (19.74)     -         -         -        -          -          -         -         -

Science & Technology Fund
(T.Rowe Price) (Division17)         155.68    339.10    573.27    238.39    140.50   136.78     110.13     31.28      -         -

Small Cap Fund (Founders/T.Rowe
Price) (Division18)                 (9.87)    (4.16)     -         -         -        -          -          -         -         -

Small Cap Index Fund
(Division14)                        143.69    141.32    152.26    110.05    116.36    78.54      54.49     22.23     27.72     11.28

Social Awareness Fund
(Division12)                        175.13    213.60    253.37    200.83    138.71    80.12      46.73      6.66      9.30      2.31

Stock Index Fund (Division10)       195.16    239.57    278.35    216.94    149.29    89.18      55.67     14.51     14.86      5.58

Value Fund (Division 74)             -         -         -         -         -        -          -          -         -         -

FUND AND DIVISION                    2001     2000      1999      1998       1997     1996       1995      1994      1993     1992
-----------------------------------------------------------------------------------------------------------------------------------
NORTH AMERICAN FUNDS VARIABLE
PRODUCT SERIES II

Aggressive Growth Lifestyle
Fund (Division48)                    20.95     39.23    50.01     16.30       -         -         -          -         -         -

Capital Appreciation Fund
(Credit Suisse) (Division39)        (2.36)     25.27    63.10     21.36       -         -         -          -         -         -

Conservative Growth Lifestyle
Fund (Division50)                    26.58     29.78    26.84     12.78       -         -         -          -         -         -

Core Bond Fund (Division58)          14.02      7.60   (0.07)      1.86       -         -         -          -         -         -

High Yield Bond Fund
(Division60)                          5.38      0.16     7.34      5.06       -         -         -          -         -         -

International Growth II Fund
(Putnam) (Division33)                14.78     42.70    71.48     10.31       -         -         -          -         -         -

Large Cap Value Fund (State
Street) (Division40)                 23.50     26.73    20.94     15.71       -         -         -          -         -         -

Mid Cap Growth Fund (INVESCO)
(Division37)                        (9.31)     31.40    31.98     24.98       -         -         -          -         -         -

Mid Cap Value Fund (Wellington)
(Division38)                         81.14     85.92    45.29     19.80       -         -         -          -         -         -

Moderate Growth Lifestyle Fund
(Division49)                         25.05     33.60    35.38     14.83       -         -         -          -         -         -

Money Market II Fund
(Division44)                         13.85     10.62     5.11      1.08       -         -         -          -         -         -

Small Cap Growth Fund
(Franklin) (Division35)              22.06     61.41   105.98     22.30       -         -         -          -         -         -

Small Cap Value Fund (One
Group) (Division36)                  32.68     24.82     2.97     11.04       -         -         -          -         -         -

Socially Responsible Fund
(Division41)                         10.25     25.81    39.63     19.15       -         -         -          -         -         -

Strategic Bond Fund (Division59)     19.03      8.48     6.98      3.80       -         -         -          -         -         -

American Century Ultra Fund
(Division31)                         58.18     87.15   135.98     68.55     26.59      3.98       -          -         -         -

Ariel Appreciation Fund
(Division69)                         22.36      6.34     -         -          -         -         -          -         -         -

Ariel Fund (Division68)              25.65     11.13     -         -          -         -         -          -         -         -

Credit Suisse Small Cap Growth
Fund (Division63)                  (21.78)    (9.10)     -         -          -         -         -          -         -         -

Dreyfus Basic GNMA Fund
(Division71)                         10.21      3.37     -         -          -         -         -          -         -         -

Evergreen Growth and Income
Fund (Division56)                  (11.12)      5.41    13.29      -          -         -         -          -         -         -

Evergreen Small Cap Value Fund
(Division55)                         36.23     17.16   (0.45)      -          -         -         -          -         -         -

Evergreen Special Equity Fund
(Division65)                       (18.55)    (9.38)     -         -          -         -         -          -         -         -

Evergreen Value Fund
(Division57)                          7.94     11.87     3.41      -          -         -         -          -         -         -

INVESCO Growth Fund (Division62)   (63.51)   (27.62)     -         -          -         -         -          -         -         -

Janus Adviser Worldwide Fund
(Division47)                       (28.72)    (8.77)     -         -          -         -         -          -         -         -

Janus Fund (Division61)            (37.78)   (14.95)     -         -          -         -         -          -         -         -

Lou Holland Growth Fund            (12.92)    (7.24)     -         -          -         -         -          -         -         -
(Division70)

FUND AND DIVISION                    2001     2000      1999      1998       1997     1996       1995      1994      1993     1992
-----------------------------------------------------------------------------------------------------------------------------------
MS Institutional Fund Trust Mid    (39.97)   (13.65)     -          -         -         -         -          -         -         -
Cap Growth (Division64)

Putnam Global Growth Fund
(Division28)                         19.22     71.59   146.59     51.29     18.68      5.77       -          -         -         -

Putnam New Opportunities Fund
(Division26)                         20.23     73.73   137.63     41.52     14.95    (5.24)       -          -         -         -

Putnam OTC & Emerging Growth
Fund (Division27)                  (37.97)     16.29   140.89      7.27    (2.37)   (10.50)       -          -         -         -

Sit Mid Cap Growth Fund
(Division67)                       (43.79)   (14.76)     -          -         -         -         -          -         -         -

Sit Small Cap Growth Fund
(Division66)                       (38.52)   (13.53)     -          -         -         -         -          -         -         -

Templeton Asset Strategy Fund
(Division19)                         81.77    103.88   105.81     69.58     61.39     41.48      20.52    (0.41)       -         -

Templeton Foreign Fund
(Division32)                         28.12     40.55    47.98      6.97     13.58      7.59       -          -         -         -

Vanguard LifeStrategy
Conservative Growth Fund
(Division54)                         15.16     16.63    14.61      7.67       -         -         -          -         -         -

Vanguard LifeStrategy Growth
Fund (Division52)                    13.04     25.59    34.44     16.08       -         -         -          -         -         -

Vanguard LifeStrategy Moderate
Growth Fund (Division53)             14.72     21.55    24.23     12.35       -         -         -          -         -         -

Vanguard Long-Term Corporate
Fund (Division22)                    41.60     30.47    17.97     27.13     17.66      4.76       -          -         -         -

Vanguard Long-Term Treasury
Fund (Division23)                    45.84     41.17    19.16     31.83     17.89      4.85       -          -         -         -

Vanguard Wellington Fund
(Division25)                         71.54     66.73    52.90     48.28     34.01     10.16       -          -         -         -

Vanguard Windsor II Fund             72.43     80.76    56.60     68.32     46.49     12.09       -          -         -         -
(Division24)

                                   TABLE VIII

               ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE
           WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED
                     (PERIOD FROM UNDERLYING FUND INCEPTION)

    ANNUAL CHANGE IN PURCHASE UNIT VALUE OR THE 12 MONTHS ENDED DECEMBER 31,

FUND AND DIVISION                    2001     2000      1999     1998       1997     1996       1995      1994      1993     1992
----------------------------------------------------------------------------------------------------------------------------------
Core Equity Fund                 (16.12%)   (7.22%)    6.33%    16.96%    19.80%    18.18%     46.40%     0.18%       -         -
(Wellington/WAMU) (Division15)

Growth & Income Fund              (10.98)   (11.74)    21.61     13.41     22.60     22.10     30.55     (0.68)       -         -
(SunAmerica) (Division16)

Science & Technology Fund
(T.Rowe Price) (Division17)       (41.77)   (34.78)    98.96     40.71     1.57      12.68     60.07      24.77       -         -

American Century Ultra Fund
(Division31)                      (15.48)   (20.69)    40.00     33.14     21.74     12.43     36.23     (4.63)     20.54      0.20

Ariel Appreciation Fund
(Division69)                       15.07     17.65     (4.75)    18.37     36.61     22.50     22.95     (9.31)     6.87      12.12

Ariel Fund (Division68)            13.07     27.50     (6.70)    8.80      35.12     22.30     17.35     (5.18)     7.65      10.63

Credit Suisse Small Cap Growth
Fund (Division63)                 (13.94)   (10.03)    97.35    (2.39)     21.09       -         -          -         -         -

Dreyfus Basic GNMA Fund
(Division71)                       6.62      9.91       1.80     3.67      8.46      3.77      15.47     (1.97)     7.68       5.96

Evergreen Growth and Income
Fund (Division56)                 (15.68)   (6.96)     13.29     3.90      29.66     22.31     31.42        -         -         -

Evergreen Small Cap Value Fund
(Division55)                       16.28     17.68     (0.45)   (10.46)    32.06     20.83     27.64        -         -         -

Evergreen Special Equity Fund
(Division65)                      (10.12)   (8.86)     72.09     4.26      17.93     24.72     33.15     (10.51)      -         -

Evergreen Value Fund
(Division57)                      (3.52)     8.18       3.41     8.44      24.51     17.77     30.54      0.87      8.24       6.86

INVESCO Growth Fund (Division62)  (49.58)   (24.68)    37.15     40.34     25.98     19.67     28.48     (9.79)     16.86      1.86

Janus Adviser Worldwide Fund
(Division47)*                     (21.87)   (15.50)    62.10     27.00     13.46       -         -          -         -         -

Janus Fund (Division61)           (26.85)   (15.76)    45.71     37.54     21.51     18.44     28.17     (2.09)     9.82       5.81

Lou Holland Growth Fund
(Division70)                      (6.12)    (4.53)      7.94     34.43     26.68     13.86       -          -         -         -

MS Institutional Fund Trust Mid
Cap Growth (Division64)           (30.49)   (8.48)     66.29     35.66     28.08       -         -          -         -         -

Putnam Global Growth Fund
(Division28)                      (30.52)   (30.42)    63.00     27.48     12.20     15.37     13.68     (1.83)     30.55     (0.75)

Putnam New Opportunities Fund
(Division26)                      (30.80)   (26.89)    67.91     23.12     21.30     9.70      44.85      2.30      31.39     24.37

Putnam OTC & Emerging Growth
Fund (Division27)                 (46.66)   (51.72)    124.57    9.87      9.08      3.53      54.42      1.24      30.76     11.58

Sit Mid Cap Growth Fund
(Division67)                      (34.06)   (5.30)     69.02     5.77      16.54     20.67     32.34     (1.46)     7.48      (3.11)

Sit Small Cap Growth Fund
(Division66)                      (28.91)    5.21      106.67    0.95      6.56      13.84     50.70      11.02       -         -

Templeton Asset Strategy Fund
(Division19)                      (10.85)   (0.94)     21.37     5.07      14.07     17.40     21.02     (4.24)     24.59      6.74

Templeton Foreign Fund            (8.84)    (5.02)     38.34    (5.82)     5.57      16.74     10.07     (0.63)     35.47     (0.89)
(Division32)

FUND AND DIVISION                  2001     2000       1999       1998      1997      1996      1995       1994      1993     1992
-----------------------------------------------------------------------------------------------------------------------------------
Vanguard LifeStrategy             (1.26)     1.77       6.44      14.35     15.38     9.00      22.84     (0.21)       -         -
Conservative Growth Fund
(Division54)

Vanguard LifeStrategy Growth
Fund (Division52)                 (10.00)   (6.58)     15.82      19.77     20.78     14.00     27.68     (0.41)       -         -

Vanguard LifeStrategy Moderate
Growth Fund (Division53)          (5.62)    (2.15)     10.57      17.43     18.31     11.33     26.39     (1.01)       -         -

Vanguard Long-Term Corporate
Fund (Division22)                  8.53      10.60     (7.21)     8.04      12.32    (0.72)     24.84     (6.46)     13.08      8.42

Vanguard Long-Term Treasury
Fund (Division23)                  3.31      18.47     (9.61)     11.82     12.44    (3.08)     28.51     (8.18)     15.35      6.08

Vanguard Wellington Fund           2.88      9.04       3.11      10.65     21.65     14.69     31.29     (1.71)     12.12      6.59
(Division25)

Vanguard Windsor II Fund          (4.61)     15.42     (6.96)     14.90     30.70     22.56     37.13     (2.38)     12.20     10.61
(Division24)

               ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE
           WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED
                     (PERIOD FROM UNDERLYING FUND INCEPTION)

       CUMULATIVE CHANGE IN PURCHASE UNIT VALUE FOR EACH PERIOD END SINCE
                                DECEMBER 31, 1991

FUND AND DIVISION                  2001     2000      1999       1998      1997      1996       1995      1994      1993      1992
-----------------------------------------------------------------------------------------------------------------------------------
Core Equity Fund                  100.96%   139.58%  158.22%    142.86%   107.65%   73.33%     46.67%     0.18%       -         -
(Wellington/WAMU) (Division15)

Growth & Income Fund              110.33    136.26    167.70    120.12     94.09     58.31     29.66     (0.68)       -         -
(SunAmerica) (Division16)

Science & Technology Fund
(T.Rowe Price) (Division17)       143.01    317.33    539.90    221.62    128.57    125.05     99.72      24.77       -         -

American Century Ultra Fund
(Division31)                      168.40    217.56    300.41    186.00    114.81     76.44     56.93      15.19     20.78      0.20

Ariel Appreciation Fund
(Division69)                      241.31    196.61    152.11    164.68    123.60     63.68     33.61      8.67      19.83     12.12

Ariel Fund (Division68)           220.46    183.42    122.28    138.25    118.98     62.07     32.52      12.92     19.09     10.63

Credit Suisse Small Cap Growth
Fund (Division63)                  80.62    109.88    133.27     18.20     21.09       -         -          -         -         -

Dreyfus Basic GNMA Fund
(Division71)                       79.76     68.60    53.40      50.68     45.35     34.02     29.15      11.84     14.10      5.96

Evergreen Growth and Income
Fund (Division56)                  92.47    128.27    145.33    116.55    108.42     60.74       -          -         -         -

Evergreen Small Cap Value Fund
(Division55)                      148.44    113.66    81.56      82.37    103.67     54.22       -          -         -         -

Evergreen Special Equity Fund
(Division65)                      157.59    186.59    214.45     82.72     75.26     48.61     19.16     (10.51)      -         -

Evergreen Value Fund
(Division57)                      161.39    170.92    150.43    142.17    123.33     79.36     52.30      16.67     15.67      6.86

INVESCO Growth Fund (Division62)   52.03    201.54    300.33    191.90    107.99     65.09     37.95      7.37      19.02      1.86

Janus Adviser Worldwide Fund
(Division47)*                      54.21     97.37    133.58     44.10     13.46       -         -          -         -         -

Janus Fund (Division61)           159.20    254.32    320.59    188.65    109.87     72.71     45.83      13.77     16.20      5.81

Lou Holland Growth Fund
(Division70)                       87.58     99.80    109.29     93.90     44.24     13.86       -          -         -         -

MS Institutional Fund Trust Mid
Cap Growth (Division64)            83.81    164.41    188.93     73.75     28.08       -         -          -         -         -

Putnam Global Growth Fund
(Division28)                       88.05    170.66    288.96    138.63     87.20     66.83     44.61      27.21     29.57     (0.75)

Putnam New Opportunities Fund
(Division26)                      237.05    387.04    566.16    296.73    222.24    165.64     142.15     67.17     63.41     24.37

Putnam OTC & Emerging Growth
Fund (Division27)                  63.65    206.81    535.52    182.99    157.56    136.12     128.08     47.70     45.89     11.58

Sit Mid Cap Growth Fund
(Division67)                      113.21    223.32    241.40    101.99     90.96     63.85     35.78      2.61      4.13      (3.11)

Sit Small Cap Growth Fund
(Division66)                      216.71    345.49    323.45    104.89    102.96     90.46     67.31      11.02       -         -

Templeton Asset Strategy Fund
(Division19)                      132.45    160.73    163.20    116.86    106.40     80.94     54.12      27.35     32.99      6.74

Templeton Foreign Fund            104.15    123.95    135.79     70.44     80.97     71.43     46.84      33.41     34.26     (0.89)
(Division32)

FUND AND DIVISION                  2001     2000       1999       1998      1997      1996       1995      1994      1993      1992
------------------------------------------------------------------------------------------------------------------------------------
Vanguard LifeStrategy              88.54     90.95     87.63      76.28     54.16     33.61     22.58        -         -         -
Conservative Growth Fund
(Division54)

Vanguard LifeStrategy Growth
Fund (Division52)                 104.19    126.86     142.85    109.69     75.07     44.95     27.15        -         -         -

Vanguard LifeStrategy Moderate
Growth Fund (Division53)           97.62    109.38     113.99     93.53     64.80     39.29     25.12        -         -         -

Vanguard Long-Term Corporate
Fund (Division22)                  92.13     77.03     60.06      72.49     59.65     42.14     43.18      14.69     22.61      8.42

Vanguard Long-Term Treasury
Fund (Division23)                  94.65     88.41     59.04      75.94     57.35     39.93     44.38      12.35     22.36      6.08

Vanguard Wellington Fund
(Division25)                      175.41    167.69     145.49    138.08    115.17     76.87     54.21      17.46     19.51      6.59

Vanguard Windsor II Fund          213.23    228.35     184.47    205.76    166.11    103.61     66.13      21.15     24.10     10.61
(Division24)

The Table reflects actual historical performance of the related Separate Account Divisions 15-20 since inception of each Division (July 11, 1994) and hypothetical performance for periods prior to July 11, 1994 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 21-32 since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 51-54 since inception of each Division (September 22, 1998) and hypothetical performance for periods prior to September 22, 1998 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 55-57 since inception of each Division (January 4,
1999) and hypothetical performance for periods prior to January 4, 1999 based on investment in a hypothetical Contract. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.

--------------------------------------------------------------------------------
                                 PAYOUT PAYMENTS
--------------------------------------------------------------------------------

ASSUMED INVESTMENT RATE

     The discussion concerning the amount of payout payments which follows this section is based on an Assumed Investment Rate of 3 1/2% per annum. However, the Company will permit each Annuitant choosing a variable payout option to select an Assumed Investment Rate permitted by state law or regulations other than the 3 1/2% rate described here as follows: 3%, 4 1/2%, 5% or 6% per annum. (Note: an Assumed Investment Rate higher than 5% may not be selected under individual Contracts.) The foregoing Assumed Investment Rates are used merely in order to determine the first monthly payment per thousand dollars of value. It should not be inferred that such rates will bear any relationship to the actual net investment experience of VALIC Separate Account A.

AMOUNT OF PAYOUT PAYMENTS

     The amount of the first variable annuity payment to the Annuitant will depend on the amount of the Account Value applied to effect the variable annuity as of the tenth day immediately preceding the date payout payments commence, the amount of any premium tax owed, the annuity option selected, and the age of the Annuitant.

     The Contracts contain tables indicating the dollar amount of the first payout payment under each payout option for each $1,000 of Account Value (after the deduction for any premium tax) at various ages. These tables are based upon the Annuity 2000 Table (promulgated by the Society of Actuaries) and an Assumed Investment Rate of 3%, 3 1/2%, 4% and 5% per annum (3 1/2% in the group Contract).

     The portion of the first monthly variable payout payment derived from a Division of VALIC Separate Account A is divided by the Payout Unit value for that Division (calculated ten days prior to the date of the first monthly payment) to determine the number of Payout Units in each Division represented by the payment. The number of such units will remain fixed during the Payout Period, assuming the Annuitant makes no transfers of Payout Units to provide Payout Units under another Division or to provide a fixed annuity.

     In any subsequent month, the dollar amount of the variable payout payment derived from each Division is determined by multiplying the number of Payout Units in that Division by the value of such Payout Unit on the tenth day preceding the due date of such payment. The Payout Unit value will increase or decrease in proportion to the net investment return of the Division or Divisions underlying the variable payout since the date of the previous payout payment, less an adjustment to neutralize the 3 1/2% or other Assumed Investment Rate referred to above.

     Therefore, the dollar amount of variable payout payments after the first will vary with the amount by which the net investment return is greater or less than 3 1/2% per annum. For example, if a Division has a cumulative net investment return of 5% over a one year period, the first payout payment in the next year will be approximately 1 1/2 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the Division. If such net investment return is 1% over a one year period, the first payout payment in the next year will be approximately 2 1/2 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable Division.

     Each deferred Contract provides that, when fixed payout payments are to be made under one of the first four payout options, the monthly payment to the Annuitant will not be less than the monthly payment produced by the then current settlement option rates, which will not be less than the rates used for a currently issued single payment immediate annuity contract. The purpose of this provision is to assure the Annuitant that, at retirement, if the fixed payout purchase rates then required by the Company for new single payment immediate annuity contracts are significantly more favorable than the annuity rates guaranteed by a Contract, the Annuitant will be given the benefit of the new annuity rates.

PAYOUT UNIT VALUE

     The value of a Payout Unit is calculated at the same time that the value of an Purchase Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Purchase Period" in the prospectus.) The calculation of Payout Unit value is discussed in the prospectus under "Payout Period."

     The following illustrations show, by use of hypothetical examples, the method of determining the Payout Unit value and the amount of variable annuity payments.

                ILLUSTRATION OF CALCULATION OF PAYOUT UNIT VALUE

     EXAMPLE 8.

      1. Payout Unit value, beginning of period                                  $  .980000
      2. Net investment factor for Period (see Example 3)                          1.023558
      3. Daily adjustment for 3 1/2% Assumed Investment Rate                        .999906
      4. (2)x(3)                                                                   1.023462
      5. Payout Unit value, end of period (1)x(4)                                $ 1.002993

                         ILLUSTRATION OF PAYOUT PAYMENTS

     EXAMPLE 9. ANNUITANT AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

      1. Number of Purchase Units at Payout Date                                   10,000.00

      2. Purchase Unit value (see Example 3)                                     $  1.800000

      3. Account Value of Contract (1)x(2)                                       $ 18,000.00

      4. First monthly Payout Payment per $1,000 of Account Value                $      5.63

      5. First monthly Payout Payment (3)x(4) DIVIDED BY 1,000                   $    101.34

      6. Payout Unit value (see Example 8)                                       $   .980000

      7. Number of Payout Units (5) DIVIDED BY (6)                                   103.408

      8. Assume Payout Unit value for second month equal to                      $   .997000

      9. Second monthly Payout Payment (7)x(8)                                   $    103.10

     10. Assume Payout Unit value for third month equal to                       $   .953000

     11. Third monthly Payout Payment (7)x(10)                                   $     98.55


--------------------------------------------------------------------------------
                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS
--------------------------------------------------------------------------------

     The Company has qualified or intends to qualify the Contracts for sale in all fifty states and the District of Columbia and will commence offering the Contracts promptly upon qualification in each such jurisdiction.

     The Contracts are sold in a continuous offering by licensed insurance agents who are registered representatives of broker-dealers which are members of the National Association of Securities Dealers, Inc. (the "NASD"). The principal underwriter for VALIC Separate Account A is American General Distributors, Inc. (the "Distributor"), an affiliate of VALIC. The address of the Distributor is 2929 Allen Parkway, Houston, Texas 77019. The Distributor is a Texas corporation and is a member of the NASD.

     The licensed agents who sell the Contracts will be compensated for such sales by commissions ranging up to 6.0% of each Purchase Payment. Managers who supervise the agents will receive overriding commissions ranging up to 1% of Purchase Payments. These various commissions are paid by the Company and do not result in any charge to Contract Owners or to VALIC Separate Account A in addition to the charges described under "Fees and Charges" in the prospectus.

     Pursuant to its underwriting agreement with the Distributor and VALIC Separate Account A, the Company reimburses the Distributor for reasonable sales expenses, including overhead expenses. For Portfolio Director Plus, sales commissions paid for the years 1999, 2000, and 2001 were $883,061, $10,620,035 and $23,272,879 respectively. For Portfolio Director 2, sales commissions paid for the years 1999, 2000, and 2001 were $75,580,708, $78,723,498 and $57,048,609 respectively. For Portfolio Director, sales commissions paid for the years 1999, 2000, and 2001 were $23,245,799, $19,789,994 and $16,975,225, respectively. The
Distributor retained $0 in commissions for each of the Portfolio Director products those same years.

--------------------------------------------------------------------------------
                                     EXPERTS
--------------------------------------------------------------------------------

     The consolidated balance sheets of the Company at December 31, 2001 and 2000, and the related consolidated statements of income, changes in stockholder's equity, comprehensive income, and cash flows for the years ended December 31, 2001, 2000, and 1999, and the statements of net assets and operations for the Company's Separate Account A at December 31, 2001 and for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

     The address of Ernst & Young LLP, independent auditors for the financial statements of the Company and the Company's Separate Account A, is One Houston Center, 1221 McKinney Street, Suite 2400, Houston, Texas 77010-2007.

--------------------------------------------------------------------------------
                        COMMENTS ON FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The financial statements of The Variable Annuity Life Insurance Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts, which include death benefits, and its assumption of the mortality and expense risks.

     The Separate Account financial statements contained herein reflect the composition of the Separate Account as of December 31, 2001.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

INDEX TO AUDITED CONSOLIDATED FINANCIAL STATEMENTS

                                                                PAGE
                                                              NUMBER(S)

Report of Independent Auditors                                    1

Consolidated Balance Sheets - December 31, 2001 and 2000       2 to 3

Consolidated Statements of Income and Comprehensive Income
(Loss)- Years Ended December 31, 2001, 2000 and 1999           4 to 5

Consolidated Statements of Cash Flows - Years Ended
December 31, 2001, 2000 and 1999                               6 to 7

Notes to Consolidated Financial Statements                     8 to 30

Report of Independent Auditors

To the Board of Directors and Shareholder of The Variable Annuity Life Insurance Company:

We have audited the accompanying consolidated balance sheets of The Variable Annuity Life Insurance Company and Subsidiaries as of December 31, 2001 and 2000, and the related consolidated statements of income and comprehensive income
(loss) and cash flows for the years ended December 31, 2001, 2000 and 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Variable Annuity Life Insurance Company and Subsidiaries at December 31, 2001 and 2000, and the consolidated results of their operations and their cash flows for the years ended December 31, 2001, 2000 and 1999 in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2 to the consolidated financial statements, in 2001 the Company changed its method of accounting for interest income and the recognition of impairment related to beneficial interests held in an investment portfolio.

Houston, Texas

February 1, 2002, except for Note 12, to which the date is March 28, 2002

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
CONSOLIDATED BALANCE SHEETS

                                                                    DECEMBER 31,    DECEMBER 31,
                                                                        2001            2000
                                                                    ------------    ------------
                                                                            (IN MILLIONS)
ASSETS

Investments:
     Short-term investments                                            $   469        $   120
     Bonds, notes and redeemable preferred stocks available
        for sale, at fair value (amortized cost: December 2001,
        $22,108; December 2000, $21,192)                                22,290         21,076
     Mortgage loans                                                      1,704          1,628
     Policy loans                                                          898            901
     Separate account seed money (cost: December 2001, $170;
        December 2000, $194)                                               148            194
     Common stocks available for sale, at fair value (cost:
        December 2001, $12; December 2000, $13)                              8             13
     Partnerships                                                          174            170
     Real estate                                                            13             24
     Other invested assets                                                   2              5
                                                                       -------        -------
     Total investments                                                  25,706         24,131

Cash                                                                        58             13
Variable annuity assets held in separate accounts                       17,639         19,774
Accrued investment income                                                  382            379
Deferred acquisition costs                                               1,376          1,401
Cost of insurance purchased                                                 11             16
Other assets                                                               525            642
                                                                       -------        -------
TOTAL ASSETS                                                           $45,697        $46,356
                                                                       =======        =======

See accompanying notes to consolidated financial statements.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
CONSOLIDATED BALANCE SHEETS (Continued)

                                                               DECEMBER 31,    DECEMBER 31,
                                                                  2001             2000
                                                               ------------    ------------
                                                                      (IN MILLIONS)
LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities:
    Reserves for fixed annuity contracts                         $ 24,375        $ 23,042
    Income taxes currently payable                                     44              16
    Other liabilities                                                 527             735
                                                                 --------        --------

    Total reserves, payables and accrued liabilities               24,946          23,793
                                                                 --------        --------

Variable annuity liabilities related to separate accounts          17,639          19,774
                                                                 --------        --------

Deferred income taxes                                                 452             403
                                                                 --------        --------

Shareholder's equity:
    Common stock                                                        4               4
    Additional paid-in capital                                        880             853
    Retained earnings                                               1,701           1,592
    Accumulated other comprehensive income (loss)                      75             (63)
                                                                 --------        --------

    Total shareholder's equity                                      2,660           2,386
                                                                 --------        --------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                       $ 45,697        $ 46,356
                                                                 ========        ========

See accompanying notes to consolidated financial statements

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (LOSS)

                                                YEARS ENDED DECEMBER 31,
                                        ---------------------------------------
                                          2001           2000             1999
                                        -------         -------         -------
                                                     (IN MILLIONS)
Investment income                       $ 1,841         $ 1,838         $ 1,834
Interest expense on fixed
   annuity contracts                     (1,229)         (1,205)         (1,222)
                                        -------         -------         -------

NET INVESTMENT INCOME                       612             633             612
                                        -------         -------         -------

NET REALIZED INVESTMENT
   GAINS (LOSSES)                           (49)            (73)              5
                                        -------         -------         -------

Fee income:
   Variable annuity fees                    234             299             225
   Net retained commissions                   7               6              --
   Asset management fees                      6              --              --
   Surrender charges                         13              17              15
   Other fees                                 9               6               6
                                        -------         -------         -------

TOTAL FEE INCOME                            269             328             246
                                        -------         -------         -------

GENERAL AND ADMINISTRATIVE
   EXPENSES, NET OF DEFERRALS              (172)           (235)           (174)
                                        -------         -------         -------

AMORTIZATION OF DEFERRED
   ACQUISITION COSTS AND COST
   OF INSURANCE PURCHASED                  (102)             29             (59)
                                        -------         -------         -------

ANNUAL COMMISSIONS                          (71)            (65)            (58)
                                        -------         -------         -------

PRE-TAX INCOME BEFORE CUMULATIVE
   EFFECT OF ACCOUNTING CHANGE              487             617             572
                                        -------         -------         -------

INCOME TAX EXPENSE                         (133)           (209)           (195)
                                        -------         -------         -------

NET INCOME BEFORE CUMULATIVE
   EFFECT OF ACCOUNTING CHANGE              354             408             377
                                        -------         -------         -------

CUMULATIVE EFFECT OF ACCOUNTING
   CHANGE, NET OF TAX                       (18)             --              --
                                        -------         -------         -------

NET INCOME                              $   336         $   408         $   377
                                        -------         -------         -------

See accompanying notes to consolidated financial statements.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (LOSS) (Continued)

                                                          YEARS ENDED DECEMBER 31,
                                                  ---------------------------------------
                                                     2001            2000            1999
                                                  ---------       ---------       ----------
                                                                (IN MILLIONS)
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX:
   Net unrealized gains (losses) on
      fixed maturity and equity securities
      available for sale identified in the
      current period (net of income tax expense
      of $64 and $33 and income tax benefit
      of $351 for the years ended December 31,
      2001, 2000 and 1999, respectively)          $     138       $     224       $     (814)
                                                  ---------       ---------       ----------

COMPREHENSIVE INCOME (LOSS)                       $     474       $     632       $     (437)
                                                  =========       =========       ==========

See accompanying notes to consolidated financial statements.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                       YEARS ENDED DECEMBER 31,
                                             ------------------------------------------
                                               2001             2000             1999
                                             --------         --------         --------
                                                            (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES:
   Net income                                $    336         $    408         $    377
   Adjustments to reconcile net
      income to net cash provided
      by operating activities:
         Cumulative effect of accounting
            change, net of tax                     18               --               --
         Interest credited to fixed
            annuity contracts                   1,229            1,205            1,222
         Net realized investment losses
            (gains)                                49               73               (5)
         Accretion of net discounts on
            investments                           (33)             (28)             (28)
         Provision for deferred income
            taxes                                   8             (104)             (59)
   Change in:
      Accrued investment income                    (3)               8               17
      Deferred acquisition costs and
         cost of insurance purchased               30              (97)            (134)
      Income taxes currently payable
         and deferred income taxes                 77              135               93
      Other assets and liabilities                (91)              29             (183)
   Other, net                                     157             (122)              79
                                             --------         --------         --------

NET CASH PROVIDED BY OPERATING
   ACTIVITIES                                   1,777            1,507            1,379
                                             --------         --------         --------

CASH FLOWS FROM INVESTING ACTIVITIES:
   Purchases of:
      Bonds, notes and redeemable
         preferred stocks                     (24,170)          (8,537)         (10,823)
      Other investments, excluding
         short-term investments                (4,065)         (10,737)         (17,388)
   Sales of:
      Bonds, notes and redeemable
         preferred stocks                      20,117            6,898            6,826
      Other investments, excluding
         short-term investments                 3,833           10,385           16,823
   Redemptions and maturities of:
      Bonds, notes and redeemable
         preferred stocks                       2,873            2,169            4,008
      Mortgage loans                              116              134              132
                                             --------         --------         --------

NET CASH PROVIDED BY (USED IN)
   INVESTING ACTIVITIES                        (1,296)             312             (422)
                                             --------         --------         --------

See accompanying notes to consolidated financial statements.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CASH FLOWS (Continued)

                                                     YEARS ENDED DECEMBER 31,
                                             ------------------------------------------
                                               2001            2000            1999
                                             -------         -------         -------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Deposits and premium receipts on
      fixed annuity contracts                  1,766           1,380           1,374
   Net exchanges to (from) the
      fixed accounts of variable
      annuity contracts                          406            (421)           (341)
   Withdrawal payments on fixed
      annuity contracts                       (1,871)         (2,353)         (1,844)
   Claims and annuity payments on
      fixed annuity contracts                   (188)           (203)           (189)
   Capital contributions from Parent              27               2              18
   Dividends paid to Parent                     (227)           (211)           (124)
                                             -------         -------         -------

NET CASH USED IN FINANCING ACTIVITIES            (87)         (1,806)         (1,106)
                                             -------         -------         -------

NET INCREASE (DECREASE) IN CASH
   AND SHORT-TERM INVESTMENTS                $   394         $    13         $  (149)

CASH AND SHORT-TERM INVESTMENTS
   AT BEGINNING OF PERIOD                        133             120             269
                                             -------         -------         -------

CASH AND SHORT-TERM INVESTMENTS
   AT END OF PERIOD                          $   527         $   133         $   120
                                             =======         =======         =======

SUPPLEMENTAL CASH FLOW INFORMATION:
   Income taxes paid to Parent               $   108         $   107         $   100
                                             =======         =======         =======

See accompanying notes to consolidated financial statements.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   NATURE OF OPERATIONS

     The Variable Annuity Life Insurance Company, including its wholly owned subsidiaries, (the "Company") is a Texas-domiciled life insurance company that provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, healthcare, public sector and not-for-profit organizations. The Company markets products nationwide through exclusive sales representatives and has one business segment, retirement services.

     The Company is a direct, wholly owned subsidiary of American General Life Insurance Company (the "Parent"), a Texas-domiciled life insurance company. The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a holding company. Through its subsidiaries, AIG is engaged in a broad range of insurance and insurance related activities, financial services, retirement savings and asset management. On August 29, 2001, pursuant to an Agreement and Plan of Merger dated as of May 11, 2001 (the "Agreement and Plan of Merger") by and among American General Corporation ("AGC"), which was the Company's then-ultimate controlling entity, AIG and Washington Acquisition Corporation ("WAC"), which is a Texas corporation and a wholly owned subsidiary of AIG, WAC was merged with and into AGC, with AGC being the surviving corporation (the "Merger"). As a result of the Merger, AIG became the ultimate parent of the Company. The Texas Department of Insurance approved the Merger on August 28, 2001.

     The Company owns 100% of the issued and outstanding common stock of VALIC Financial Advisors, Inc., VALIC Retirement Services Company, The Variable Annuity Marketing Company and VALIC Trust Company. The Company also has a 90% ownership interest in American General Gateway Services, LLC and Pesco Plus, LLC.

     The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities; monitoring and limiting prepayment and extension risk in its portfolio; maintaining a large percentage of its portfolio in highly liquid securities; engaging in a disciplined process of underwriting; using derivative financial instruments under limited circumstances; and reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets held in separate accounts.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION: The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of the Company and all of its wholly owned subsidiaries. All significant intercompany accounts and transactions are eliminated in consolidation. Certain items have been reclassified to conform to the current period's presentation.

     Under GAAP, premiums collected on certain annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's consolidated statement of income, as they are recorded directly to reserves for fixed annuity contracts upon receipt. Revenues for these products consist of mortality, expense and surrender charges.

     The preparation of financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the consolidated financial statements and the accompanying notes. Actual results could differ from those estimates.

     INVESTMENTS: Short-term investments primarily include commercial paper, money market investments and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

     Bonds, notes and redeemable preferred stocks available for sale and common stocks are carried at aggregate fair value and changes in unrealized gains or losses, net of tax, are credited or charged directly to shareholder's equity. Bonds, notes and redeemable preferred stocks are reduced to estimated fair value when necessary for declines in value considered to be other than temporary. These reductions are recorded as realized losses in the consolidated statement of income.

     Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances. Separate account seed money consists of seed money for mutual funds used as investment vehicles for the Company's variable annuity separate accounts and is carried at fair value. Partnerships are accounted for by the equity method of accounting. For those partnerships that report changes in the fair value of underlying equity investments in earnings, the Company records its proportionate interest in net realized investment gains (losses). Real estate held for investment is carried at cost, reduced by accumulated depreciation and impairment provisions.

     Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives or expected payment period of the investments.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     DERIVATIVE FINANCIAL INSTRUMENTS: The Company's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and options to enter into interest rate swap agreements (call and put swaptions). The Company is neither a dealer nor a trader in derivative financial instruments.

     Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge. For fair value hedges, gains and losses in the fair value of both the derivative and the hedged item attributable to the risk being hedged are recognized in earnings. For both cash flow hedges and foreign currency hedges, to the extent the hedge is effective, gains and losses in the fair value of both the derivative and the hedged item attributable to the risk being hedged are recognized as a component of other comprehensive income
     (loss) in shareholder's equity. Any ineffective portion of both cash flow hedges and foreign currency hedges are reported in net realized investment gains (losses).

     Interest rate swap agreements convert specific investment securities from a floating-rate to a fixed-rate basis, or vice versa, and hedge against the risk of declining rates on anticipated security purchases. Interest rate swaps in which the Company agrees to pay a fixed rate and receive a floating rate are accounted for as fair value hedges. Interest rate swaps in which the Company agrees to pay a floating rate and receive a fixed rate are accounted for as cash flow hedges.

     Currency swap agreements convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specified exchange rates and hedge against currency rate fluctuations on anticipated security purchases.

     The difference between amounts paid and received on swap agreements is recorded as an adjustment to investment income or interest expense, as appropriate, on an accrual basis over the periods covered by the agreements. Swap agreements generally have terms of two to ten years. The related amount payable to, or receivable from, counterparties is included in other liabilities or other assets.

     Swaptions, which are options to enter into interest rate swap agreements, limit the Company's exposure to reduced spreads between investment yields and interest rates credited to policyholders should interest rates decrease or increase significantly over prolonged periods.

     During prolonged periods of decreasing interest rates, the spread between investment yields and interest crediting rates may be reduced as a result of minimum rate guarantees on certain annuity contracts, which limit the Company's ability to reduce interest crediting rates. Call swaptions, which allow the Company to enter into interest rate swap agreements to receive fixed rates and pay lower floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     During prolonged periods of increasing interest rates, the spread between investment yields and interest crediting rates may be reduced as a result of the Company's decision to increase interest crediting rates to limit surrenders. Put swaptions, which allow the Company to enter into interest rate swap agreements to pay fixed rates and receive higher floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

     Premiums paid to purchase swaptions are included in other invested assets. The Company's swaptions do not qualify for hedge accounting due to the inability to establish hedge effectiveness. The change in the fair value of the swaptions is recognized in net realized investment gains (losses). Gains or losses from swaptions are recognized at the time of expiration or when the option to enter into a swap is exercised.

     DEFERRED ACQUISITION COSTS ("DAC"): Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the annuity contracts. Estimated gross profits are composed of net interest income, net unrealized investment gains and losses, variable annuity fees, surrender charges and direct administrative expenses. DAC consist of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business.

     As fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity and equity securities available for sale, which is a component of accumulated other comprehensive income (loss) and is credited or charged directly to shareholder's equity.

     The Company reviews the carrying value of DAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

     COST OF INSURANCE PURCHASED ("CIP"): The cost assigned to certain acquired insurance contracts in force at the acquisition date is reported as CIP. Interest is accreted on the unamortized balance of CIP at rates ranging from 5.08% to 5.15% in 2001, 2000 and 1999. CIP is charged to expense and adjusted for the impact of net unrealized gains (losses) on securities in the same manner as DAC. The Company reviews the carrying amount of CIP on at least an annual basis using the same methods used to evaluate DAC.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     VARIABLE ANNUITY ASSETS AND LIABILITIES: The assets and liabilities resulting from the receipt of variable and certain group fixed annuity premiums are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in variable annuity fees in the consolidated statement of income.

     GOODWILL: Goodwill amounted to approximately $9 million at December 31, 2001 and 2000. Goodwill is amortized using the straight-line method up to a forty-year period and is included in other assets in the consolidated balance sheet. Goodwill is evaluated for impairment when events or changes in economic conditions indicate that the carrying amount may not be recoverable. See "Recently Issued Accounting Standards" below for a discussion of future accounting for goodwill effective January 1, 2002.

     RESERVES FOR FIXED ANNUITY CONTRACTS: Reserves for fixed annuity contracts are accounted for as investment-type contracts in accordance with Statement of Financial Accounting Standards No. 97, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION CONTRACTS AND FOR REALIZED GAINS AND LOSSES FROM THE SALE OF INVESTMENTS.

     Net deposits made by fixed annuity contractholders are accumulated at interest rates guaranteed by the Company plus excess interest credited at the sole discretion of the board of directors until benefits are payable. Reserves for deferred annuities (accumulation phase) are equivalent to the contractholders' account values. Reserves for annuities on which benefits are currently payable (annuity payout phase) are provided based upon estimated mortality and other assumptions, including provisions for the risk of adverse deviation from assumptions that were appropriate at the time the contracts were issued. The 1971 Individual or Group Annuity Mortality Tables, the 1983a Table, the Annuity 2000 Table and the GAR 94 Table have been used to provide for future annuity benefits in the annuity payout phase. Interest rates used in determining reserves for policy benefits during both the accumulation and annuity payout phases range from 3.0% to 13.5% at December 31, 2001 and 2000.

     FEE INCOME: Variable annuity fees, asset management fees and surrender charges are recorded in income as earned. Net retained commissions are recognized as income on a trade date basis.

     INCOME TAXES: The Company will join in the filing of a consolidated federal income tax return with AGC for the period January 1, 2001 to August 29, 2001. The Company has a written agreement with AGC under which each subsidiary agrees to pay AGC an amount equal to consolidated federal income tax expense multiplied by the ratio that the subsidiary's separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary's separate return tax liability over the allocated consolidated tax liability. AGC agrees to pay each subsidiary for the tax benefits, if any, of net operating losses and investment, research and foreign tax credits which are not useable by the subsidiary but which are used by other members of the consolidated group.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     For the period August 30, 2001 to December 31, 2001, the Company will join in the filing of a consolidated federal income tax return with AGC Life Insurance Company ("AGC Life") and its life insurance company subsidiaries, including the Parent. The Company has a written agreement with AGC Life setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. Under this agreement, AGC Life agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company had it filed a separate federal income tax return. In addition, AGC Life agrees to reimburse the Company for the tax benefits from net losses, if any, within ninety days after the filing of the consolidated federal income tax return for the year in which the losses are used.

     RECENTLY ISSUED ACCOUNTING STANDARDS: In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("SFAS 133"). SFAS 133 requires the Company to recognize all derivatives in the consolidated balance sheet measuring these derivatives at fair value. The recognition of the change in the fair value of a derivative depends on a number of factors, including the intended use of the derivative and the extent to which it is effective as part of a hedge transaction. SFAS No. 133 was postponed by Statement of Financial Accounting Standards No. 137, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - DEFERRAL OF THE EFFECTIVE DATE OF SFAS NO. 133, and became effective for the Company on January 1, 2001. Upon adoption, SFAS 133 did not have a material impact on the Company's consolidated results of operations and financial position.

     In January 2001, the Emerging Issues Task Force ("EITF") of the FASB issued EITF 99-20, RECOGNITION OF INTEREST INCOME AND IMPAIRMENT ON PURCHASED AND RETAINED INTERESTS IN SECURITIZED FINANCIAL ASSETS ("EITF 99-20"). EITF 99-20 provides guidance on the calculation of interest income and the recognition of impairments related to beneficial interests held in an investment portfolio. Beneficial interests are investments that represent rights to receive specified cash flows from a pool of underlying assets (i.e. collateralized debt obligations). In accordance with the transition provisions of EITF 99-20, the Company recorded in its consolidated statement of income and comprehensive income (loss) for 2001 a cumulative effect of an accounting change adjustment loss of $18.3 million, net of tax.

     In June 2001, the FASB issued Statement of Financial Accounting Standards No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS ("SFAS 142"). SFAS 142 requires the Company to discontinue the amortization of goodwill on its consolidated statement of income. SFAS 142 is effective for the year commencing January 1, 2002. In addition, SFAS 142 requires goodwill to be subject to an assessment of impairment on

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred. The Company has evaluated the impact of the impairment provisions of SFAS 142, and has determined that the impact on its consolidated results of operations and financial position will not be significant.

     In August 2001, the FASB issued Statement of Financial Accounting Standard No. 144, ACCOUNTING FOR THE IMPAIRMENT OR DISPOSAL OF LONG-LIVED ASSETS ("SFAS 144"). SFAS 144 addresses financial accounting and reporting for the impairment or disposal of long-lived assets and is effective for fiscal years beginning after December 15, 2001. Management anticipates that the new statement will not have a significant effect on either the Company's consolidated results of operations or financial position.

3.   INVESTMENTS

     The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by major category follow:

                                             AMORTIZED         ESTIMATED
                                                  COST        FAIR VALUE
                                            ----------        ----------
                                                    (IN MILLIONS)

AT DECEMBER 31, 2001:

Securities of the United States
   Government                               $      416        $      408
Mortgage-backed securities                       4,727             4,772
Securities of public utilities                   1,362             1,381
Corporate bonds and notes                       15,352            15,471
Other debt securities                              195               202
Affiliated fixed maturity securities                56                56
                                            ----------        ----------

   Total                                    $   22,108        $   22,290
                                            ==========        ==========

AT DECEMBER 31, 2000:

Securities of the United States
   Government                               $      106        $      112
Mortgage-backed securities                       4,954             5,062
Securities of public utilities                   1,128             1,157
Corporate bonds and notes                       14,697            14,436
Other debt securities                              290               292
Affiliated fixed maturity securities                17                17
                                            ----------        ----------

   Total                                    $   21,192        $   21,076
                                            ==========        ==========

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

3.   INVESTMENTS (Continued)

     The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by contractual maturity, as of December 31, 2001, follow:

                                             AMORTIZED         ESTIMATED
                                                  COST        FAIR VALUE
                                            ----------        ----------
                                                    (IN MILLIONS)
Due in one year or less                     $    1,101        $    1,123
Due after one year through
   five years                                    3,655             3,801
Due after five years through
   ten years                                     6,419             6,477
Due after ten years                              6,206             6,117
Mortgage-backed securities                       4,727             4,772
                                            ----------        ----------

         Total                              $   22,108        $   22,290
                                            ==========        ==========

     Actual maturities of bonds, notes and redeemable preferred stocks will differ from those shown above due to prepayments and redemptions.

     Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks available for sale by major category follow:

                                                 GROSS             GROSS
                                            UNREALIZED        UNREALIZED
                                                 GAINS            LOSSES
                                            ----------        ----------
                                                   (IN MILLIONS)
AT DECEMBER 31, 2001:

Securities of the United States
   Government                               $        2        $      (10)
Mortgage-backed securities                          92               (47)
Securities of public utilities                      19                --
Corporate bonds and notes                          540              (421)

Other debt securities                                9                (2)
Affiliated fixed maturity securities                --                --
                                            ----------        ----------
         Total                              $      662        $     (480)
                                            ==========        ==========

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

3.   INVESTMENTS (Continued)

                                                 GROSS             GROSS
                                            UNREALIZED        UNREALIZED
                                                 GAINS            LOSSES
                                            ----------        ----------
                                                   (IN MILLIONS)
AT DECEMBER 31, 2000:
Securities of the United States
   Government                               $        6        $       --
Mortgage-backed securities                         112                (4)
Securities of public utilities                      35                (6)
Corporate bonds and notes                          291              (552)

Other debt securities                                8                (6)
Affiliated fixed maturity securities                --                --
                                            ----------        ----------

   Total                                    $      452        $     (568)
                                            ==========        ==========

     There were no gross unrealized gains on separate account seed money and common stocks available for sale at December 31, 2001. Gross unrealized gains on separate account seed money and common stocks available for sale aggregated $6 million at December 31, 2000. Gross unrealized losses on separate account seed money and common stocks available for sale aggregated $26 million and $6 million at December 31, 2001 and 2000, respectively.

     Net unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income (loss) at December 31 follow:

                                        2001            2000              1999
                                     --------         --------         --------
                                                    (IN MILLIONS)
Gross unrealized gains               $    662         $    458         $    204
Gross unrealized losses                  (506)            (574)            (705)
DAC adjustments                           (39)              31              159
Deferred federal income taxes             (42)              22               55
                                     --------         --------         --------
   Net unrealized gains
      (losses) on securities         $     75         $    (63)        $   (287)
                                     ========         ========         ========

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

3.   INVESTMENTS (Continued)

     Gross realized investment gains and losses on sales of investments are as follows:

                                              YEARS ENDED DECEMBER 31,
                                     ------------------------------------------
                                        2001            2000              1999
                                     --------         --------         --------
                                                    (IN MILLIONS)
BONDS, NOTES AND
   REDEEMABLE PREFERRED
   STOCKS:
   Realized gains                    $    309         $     50         $    101
   Realized losses                       (184)            (116)             (79)

MORTGAGE LOANS:
   Realized gains                           1                3               --
   Realized losses                         --               --               (4)

COMMON STOCKS:
   Realized gains                          --               13               --
   Realized losses                         (5)              --               --

PARTNERSHIPS:
   Realized gains                          --                3               --
   Realized losses                         (8)              --               --

OTHER INVESTMENTS:
   Realized gains                          --               --                2
   Realized losses                         (1)              (3)              --

DAC/CIP AMORTIZATION AND
   INVESTMENT EXPENSES, NET:
   Realized gains                          --               13               --
   Realized losses                        (29)              --               (8)

IMPAIRMENT WRITEDOWNS                    (132)             (36)              (7)
                                     --------         --------         --------

Total net realized investment
   gains (losses)                    $    (49)        $    (73)        $      5
                                     ========         ========         ========

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

3.   INVESTMENTS (Continued)

     The sources and related amounts of investment income are as follows:

                                            YEARS ENDED DECEMBER 31,
                                   ------------------------------------------
                                     2001             2000             1999
                                   --------         --------         --------
                                                 (IN MILLIONS)
Bonds, notes and redeemable
   preferred stocks-non-
   affiliated                      $  1,618         $  1,604         $  1,670
Bonds, notes and
   redeemable preferred
   stocks-affiliated                      3                6                2
Mortgage loans                          137              123              104
Common stocks                             4               20               15
Real estate                               5                6                5
Partnerships                             (3)               8                2
Other invested assets                    49               47               50
Short-term investments                   59               53               14

Less: investment expenses               (31)             (29)             (28)
                                   --------         --------         --------

   Total investment income         $  1,841         $  1,838         $  1,834
                                   ========         ========         ========

     At December 31, 2001, bonds, notes and redeemable preferred stocks included $1.30 billion of bonds and notes not rated investment grade. Industry concentrations of these non-investment-grade securities included 15% in communications, 9% in energy, 6% in technology and 5% in airlines. No other industry concentration constituted more than 5% of these assets.

     At December 31, 2001, no investment in any single entity exceeded 10% of the Company's consolidated shareholder's equity.

     At December 31, 2001, mortgage loans were collateralized by properties located in twenty-six states, with loans totaling approximately 18% of the aggregate carrying value of the portfolio secured by properties located in California, approximately 10% by properties located in Florida and approximately 10% by properties located in Tennessee. No more than 8% of the portfolio was secured by properties in any other single state.

     At December 31, 2001, the type of property collateralizing the mortgage loan portfolio was approximately 48% office, 28% retail, 14% industrial and 10% residential and other types.

     At December 31, 2001, bonds, notes and redeemable preferred stocks included $14.0 million of securities in default as to the payment of principal or interest.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

3.   INVESTMENTS (Continued)

     At December 31, 2001, $2 million of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

     In the normal course of the Company's asset management, securities are loaned to unaffiliated entities. Collateral is required to support each agreement and is unrestricted. The carrying value of securities subject to lending agreements at December 31, 2001 totaled $15 million.

     In the normal course of the Company's asset management, securities are sold and reacquired within thirty days of the sale date to enhance the Company's yield on its investment portfolio. Such transactions involve highly-rated government agency securities.

     For repurchase agreements, Company policy requires a minimum of 102% of the fair value of securities purchased under repurchase agreements to be maintained as collateral. Cash collateral received is invested in short-term investments and the offsetting collateral liability is included in other liabilities.

4.   DERIVATIVE FINANCIAL INSTRUMENTS

     Derivative financial instruments related to investment securities did not have a material effect on investment income or net realized investment gains (losses) in any of the three years in the period ended December 31, 2001, and there was no ineffectiveness associated with derivative financial instruments accounted for as hedges in the year ended December 31, 2001.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

4.   DERIVATIVE FINANCIAL INSTRUMENTS (Continued)

     Interest rate and currency swap agreements related to investment securities were as follows:

                                                    DECEMBER 31,     DECEMBER 31,
                                                        2001              2000
                                                    ------------     ------------
                                                            (IN MILLIONS)
Interest rate swap agreements to pay
   fixed rate:
   Notional amount                                   $    132         $     13
   Average receive rate                                  6.72%            6.72%
   Average pay rate                                      2.04%            6.93%
Currency swap agreements
   (receive U.S. $/pay Canadian $):
   Notional amount (in U.S. $)                       $     68         $     68
   Average exchange rate                                 1.44             1.44
Currency swap agreements
   (receive U.S. $/pay Australian $):
   Notional amount (in U.S. $)                       $     23         $     23
   Average exchange rate                                 1.85             1.85
Currency swap agreements
  (receive U.S. $/pay Japanese yen)
   Notional amount (in U.S. $)                       $     12         $     --
   Average exchange rate                                44.60               --

Swaptions were as follows:

                                                    DECEMBER 31,     DECEMBER 31,
                                                        2001              2000
                                                    ------------     ------------
                                                            (IN MILLIONS)
Call swaptions:
   Notional amount                                   $    255         $    470
   Average strike rate                                   5.25%            5.00%
Put swaptions:
   Notional amount                                   $    518         $    545
   Average strike rate                                   8.25%            8.77%

     The swaptions outstanding at December 31, 2001 expire in 2002. Should the strike rates remain below market rates (for call swaptions) and above market rates (for put swaptions), the swaptions will expire and the Company's exposure would be limited to the premiums paid. These premiums were immaterial.

     Derivative financial instruments expose the Company to credit risk in the event of nonperformance by counterparties. The Company limits this exposure by entering into agreements with counterparties having high credit ratings and by regularly monitoring the ratings. The Company does not expect any counterparty to fail to meet its obligation; however, nonperformance would not have a material impact on the Company's consolidated results of operations and financial position. The Company's exposure to market risk is mitigated by the offsetting effects of changes in the value of the agreements and the related items being hedged.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

5.   FAIR VALUE OF FINANCIAL INSTRUMENTS

     The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized nonfinancial assets (including its real estate investments and other invested assets except for partnerships) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

     The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

     The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

     CASH AND SHORT-TERM INSTRUMENTS: Carrying value is considered to be a reasonable estimate of fair value.

     BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

     MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present based on contractual maturities and risk-adjusted discount rates.

     SEPARATE ACCOUNT SEED MONEY: Fair value is considered to be the quoted market value of the underlying securities.

     COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

     POLICY LOANS: Fair value is estimated using discounted cash flows and actuarially-determined assumptions, incorporating market interest rates.

     PARTNERSHIPS: Fair value of partnerships investing in equity securities is based upon the fair value of the net assets of the partnerships as determined by the general partners.

     VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the quoted market value of the underlying securities.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Continued)

5.   FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

     RESERVES FOR FIXED ANNUITY CONTRACTS: Fair value of reserves for fixed annuity contracts is estimated using cash flows discounted at market interest rates.

     VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Variable annuity liabilities are carried at the quoted market value of the underlying securities of the variable annuity assets held in separate accounts.

     The estimated fair values of the Company's financial instruments at December 31, 2001 and 2000 compared with their respective carrying values are as follows:

                                               CARRYING            FAIR
                                                  VALUE           VALUE
                                               --------        --------
                                                  (IN MILLIONS)
DECEMBER 31, 2001:

ASSETS:
   Cash and short-term investments             $    527        $    527
   Bonds, notes and redeemable
      preferred stocks                           22,290          22,290
   Mortgage loans                                 1,704           1,771
   Policy loans                                     898           1,071
   Separate account seed money                      148             148
   Common stocks                                      8               8
   Partnerships                                     174             174
   Variable annuity assets held in
      separate accounts                          17,639          17,639

LIABILITIES:
   Reserves for fixed annuity contracts          24,375          23,067
   Variable annuity liabilities related
      to separate accounts                       17,639          17,639

DECEMBER 31, 2000:
ASSETS:
   Cash and short-term investments             $    133        $    133
   Bonds, notes and redeemable
      preferred stocks                           21,076          21,076
   Mortgage loans                                 1,628           1,634
   Policy loans                                     901             905
   Separate account seed money                      194             194
   Common stocks                                     13              13
   Partnerships                                     170             170
   Variable annuity assets held in
      separate accounts                          19,774          19,774

LIABILITIES:
   Reserves for fixed annuity contracts          23,042          22,816
   Variable annuity liabilities related
      to separate accounts                       19,774          19,774

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
 (Continued)

5.   FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

     The carrying value and fair value of bonds, notes and redeemable preferred stocks include derivative financial instruments with a fair value of $22 million and $9 million at December 31, 2001 and 2000, respectively.

6.   DAC AND CIP

Activity in DAC was as follows:

                                                  YEARS ENDED DECEMBER 31,
                                         ------------------------------------------
                                            2001            2000              1999
                                         --------         --------         --------
                                                       (IN MILLIONS)
Balance at January 1                     $  1,401         $  1,301         $    665
Deferrals:
   Commissions                                 82               92               90
   Other acquisition costs                     82               86              106
Accretion of interest                          95               84               78
Amortization                                 (192)             (52)            (134)
Offset to net realized
   investment (gains) losses (22)              18               (3)
Effect of net unrealized
   (gains) losses on securities               (70)            (128)             499
                                         --------         --------         --------
Balance at December 31                   $  1,376         $  1,401         $  1,301
                                         ========         ========         ========

     Adjustments were recorded to DAC amortization in 2001 to reflect the effect of the down turn in the equity markets and to reflect revisions to lapse and interest spread assumptions to more closely approximate expected future experience. Adjustments were recorded to DAC amortization in 2000 to reflect revisions to underlying investment spread assumptions to more closely approximate expected future experience.

     Activity in CIP was as follows:

                                                  YEARS ENDED DECEMBER 31,
                                         ------------------------------------------
                                            2001            2000              1999
                                         --------         --------         --------
                                                       (IN MILLIONS)
Balance at January 1                     $     16         $     19         $     22
Accretion of interest                           1                1                1
Amortization                                   (6)              (4)              (4)
                                         --------         --------         --------
Balance at December 31                   $     11         $     16         $     19
                                         ========         ========         ========

     CIP amortization, net of accretion of interest, expected to be recorded in each of the next five years is $2 million, $1 million, $1 million, $1 million and $1 million.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Continued)

7.   COMMITMENTS AND CONTINGENT LIABILITIES

     The Company had $122 million of unfunded commitments for its investments in partnerships at December 31, 2001.

     Various lawsuits against the Company have arisen in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the consolidated financial position, results of operations or cash flows of the Company.

     Based on the information available at this time, management believes that the Company has not incurred material losses associated with the terrorist attacks of September 11, 2001.

     All fifty states have laws requiring solvent life insurance companies to pay assessments to protect the interests of policyholders of insolvent life insurance and annuity companies. The December 31, 2001 liability was estimated by the Company using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While it is not possible to exactly estimate the portion of the industry assessments for which the Company will be responsible, it is expected that remaining assessments will not be material to the Company's consolidated results of operations and financial position. Although the amount accrued represents the Company's best estimate of its liability, this estimate may change in the future.

     The Company has various leases, primarily for office space and equipment. Lease expense and future minimum lease commitments under these operating leases are not material.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Continued)

8.   SHAREHOLDER'S EQUITY

     The Company is authorized to issue 5,000,000 shares of its $1 par value common stock. At December 31, 2001 and 2000, 3,575,000 shares were outstanding.

     Changes in shareholder's equity are as follows:

                                               YEARS ENDED DECEMBER 31,
                                     ------------------------------------------
                                       2001             2000              1999
                                     --------         --------         --------
                                                   (IN MILLIONS)
ADDITIONAL PAID-IN
   CAPITAL:
   Beginning balances                $    853         $    851         $    833
   Capital contributions
      from Parent                          27                2               18
                                     --------         --------         --------

Ending balances                      $    880         $    853         $    851
                                     ========         ========         ========

RETAINED EARNINGS:
   Beginning balances                $  1,592         $  1,395         $  1,142
   Net income                             336              408              377
   Dividends paid to Parent              (227)            (211)            (124)
                                     --------         --------         --------

Ending balances                      $  1,701         $  1,592         $  1,395
                                     ========         ========         ========

ACCUMULATED OTHER
   COMPREHENSIVE INCOME
   (LOSS):
      Beginning balances             $    (63)        $   (287)        $    527
      Change in net
         unrealized gains
         (losses) on fixed
         maturity securities
         available for sale               298              423           (1,684)
      Change in net
         unrealized gains
         (losses) on equity
         securities available
         for sale                         (26)             (38)              20
      Change in adjustment
         to deferred
         acquisition costs                (70)            (128)             499
      Tax effects of net
         changes                          (64)             (33)             351
                                     --------         --------         --------

Ending balances                      $     75         $    (63)        $   (287)
                                     ========         ========         ========

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
 (Continued)

8.   SHAREHOLDER'S EQUITY (Continued)

     Dividends that the Company may pay to its shareholder in any year without prior approval of the Texas Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Texas without obtaining the prior approval of the Insurance Commissioner is limited to the greater of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations. The maximum amount of dividends that can be paid in 2002 without obtaining the prior approval of the Insurance Commissioner is $331 million.

     Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income for the years ended December 31, 2001, 2000 and 1999 was approximately $127 million, $255 million and $256 million, respectively. The Company's statutory capital and surplus totaled approximately $1.35 billion at December 31, 2001 and $1.39 billion at December 31, 2000.

     In 1998, the National Association of Insurance Commissioners ("NAIC") adopted the codification of statutory accounting principles ("Codification"), which replaced the current Accounting Practices and Procedures Manual as the NAIC's primary guidance on statutory accounting effective January 1, 2001. Codification changed prescribed statutory accounting practices and has resulted in changes to the accounting practices that the Company uses to prepare its statutory basis financial statements. Codification has been adopted by all fifty states as the prescribed basis of accounting, including Texas. The adoption of Codification did not have a material impact on the Company's statutory net income or capital and surplus.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Continued)

9.   INCOME TAXES

     The components of the provisions for income taxes on pre-tax income consist of the following:

                                       NET REALIZED
                                         INVESTMENT
                                      GAINS (LOSSES)     OPERATIONS         TOTAL
                                      --------------     ----------         -----
                                                       (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2001:

Currently payable                        $     45         $     96        $    141
Deferred                                      (60)              52              (8)
                                         --------         --------        --------

   Total income tax expense              $    (15)        $    148        $    133
                                         ========         ========        ========

YEAR ENDED DECEMBER 31, 2000:

Currently payable                        $    (17)        $    122        $    105
Deferred                                      (12)             116             104
                                         --------         --------        --------

Total income tax expense                 $    (29)        $    238        $    209
                                         ========         ========        ========

YEAR ENDED DECEMBER 31, 1999:

Currently payable                        $     14         $    123        $    137
Deferred                                      (12)              70              58
                                         --------         --------        --------

   Total income tax expense              $      2         $    193        $    195
                                         ========         ========        ========

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Continued)

9.   INCOME TAXES (Continued)

     Income taxes computed at the United States federal income tax rate of 35% and income taxes provided differ as follows:

                                                YEARS ENDED DECEMBER 31,
                                      ------------------------------------------
                                         2001            2000             1999
                                      --------         --------         --------
                                                    (IN MILLIONS)
Amount computed at
   statutory rate                     $    170         $    216         $    200
Increases (decreases)
   resulting from:
      Tax-exempt interest
         (ESOP)                             (1)              (2)              (2)
      State income taxes,
         net of federal tax
         benefit                             3                4                3
      Dividends-received
         deduction                         (32)              (5)              (2)
      Tax credits                           (6)              (6)              (3)
      Other, net                            (1)               2               (1)
                                      --------         --------         --------

      Total income tax expense        $    133         $    209         $    195
                                      ========         ========         ========

     Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for deferred income taxes are as follows:

                                                 DECEMBER 31,      DECEMBER 31,
                                                     2001             2000
                                                 -----------       -----------
                                                         (IN MILLIONS)
DEFERRED TAX LIABILITIES:
DAC and CIP                                        $    474         $    485
Investments - basis differential                          6               40
Other                                                    37               67
Net unrealized gains on debt and equity
   securities available for sale                         54               --
                                                   --------         --------
Total deferred tax liabilities                          571              592
                                                   --------         --------

DEFERRED TAX ASSETS:
Reserves for fixed annuity contracts                   (100)            (130)
Other                                                   (19)             (26)
Net unrealized losses on fixed maturity
   and equity securities available for sale              --              (41)
                                                   --------         --------
Gross deferred tax assets                              (119)            (197)
Valuation allowance                                      --                8
                                                   --------         --------
Total deferred tax assets, net                         (119)            (189)
                                                   --------         --------

Liability for deferred income taxes                $    452         $    403
                                                   ========         ========

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

10.  RELATED-PARTY TRANSACTIONS

     The Company purchases certain services, primarily administrative, use of facilities and data processing services from AGC, AIG or affiliated entities. Amounts paid for such services totaled $89 million, $56 million, and $18 million for the years ended December 31, 2001, 2000 and 1999, respectively.

     The Company purchases investment management and mortgage servicing services from an affiliate. Amounts paid for such services totaled $31 million, $29 million and $28 million for the years ended December 31, 2001, 2000 and 1999, respectively.

     An affiliate of the Company serves as the investment sub-advisor for certain of the mutual funds offered through the Company's separate accounts. Sub-advisory fees paid by the Company to the affiliate for the years ended December 31, 2001, 2000 and 1999 were not material to the Company's consolidated financial position or results of operations.

     Effective on or about January 1, 2002, certain affiliates of the Company became the investment sub-advisor for certain of the mutual funds offered through the Company's separate accounts. As a result, the Company will no longer be receiving a portion of the separate account fees it derived from managing the assets within these mutual funds during the years ended December 31, 2001, 2000 and 1999. The decrease in separate account fees earned on these funds will not have a material adverse impact on the Company's consolidated results of operations or cash flows.

     The Company provides policy administrative services to affiliated entities on an allocated cost basis. Amounts received for such services totaled $25 million, $9 million and $5 million for the years ended December 31, 2001, 2000 and 1999, respectively.

     On November 4, 1982, the Company invested $12 million in a 13.5% Restricted Subordinated Note due November 4, 2002 issued by AGC. Principal payments of $1 million were received on November 4, 2001, 2000 and 1999. The Company recognized $1 million in interest income during each of the years ended December 31, 2001, 2000 and 1999.

     On December 31, 1984, the Company entered into a $49 million note purchase agreement with AGC. Under the agreement, AGC issued an adjustable rate promissory note in exchange for the Company's holdings of AGC preferred stock, common stock and warrants. The principal amount of the note is due in 20 equal installment payments commencing December 29, 1985 and concluding December 29, 2004. Principal payments of $2.4 million were received on December 29, 2001, 2000 and 1999. The Company recognized $1 million of interest income on the note during 2001, 2000 and 1999, respectively.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

11.  EMPLOYEE BENEFIT PLANS

     The Company participates in several employee benefit plans that together cover substantially all of its employees. The amounts related to the benefit plans are not material to the Company's consolidated financial position or results of operations.

12.  SUBSEQUENT EVENT

     On March 28, 2002, the Company paid a cash dividend of $158 million to the Parent.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                       SEPARATE ACCOUNT A - ANNUAL REPORT

                               DECEMBER 31, 2001

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                                  ANNUAL REPORT
                                DECEMBER 31, 2001





                                    CONTENTS

Report of Independent Auditors............................................     1
Statement of Net Assets...................................................     2
Schedule of Portfolio Investments.........................................    14
Statement of Operations...................................................    16
Statements of Changes in Net Assets.......................................    30
Notes to Financial Statements.............................................    49

                         REPORT OF INDEPENDENT AUDITORS





TO THE BOARD OF DIRECTORS OF THE VARIABLE ANNUITY LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF THE VARIABLE ANNUITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT A


We have audited the accompanying statement of net assets of The Variable Annuity Life Insurance Company Separate Account A (comprised of the following divisions:
1, 2, 4 through 8 inclusive, 10A, 10B, 10C, 10D, 11 through 28 inclusive, 30 through 33 inclusive, 35 through 41 inclusive, 44 through 50 inclusive, and 52 through 74 inclusive) (collectively the "Separate Account") as of December 31, 2001. We have also audited the related statement of operations for the period ended December 31, 2001 as indicated therein, and the statements of changes in net assets for the periods ended December 31, 2001 and 2000 as indicated therein. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion the financial statements referred to above present fairly, in all material respects the financial position of the Separate Account at December 31, 2001, and the results of its operations for the period ended December 31, 2001 as indicated therein, and changes in its net assets for the periods ended December 31, 2001 and 2000 as indicated therein, in conformity with accounting principles generally accepted in the United States.






Houston, Texas
March 06, 2002

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENT OF NET ASSETS
                                DECEMBER 31, 2001

                                                                             VALIC COMPANY I    VALIC COMPANY I     VALIC COMPANY I
                                                                                 CAPITAL            CAPITAL         MONEY MARKET I
                                                                            CONSERVATION FUND  CONSERVATION FUND         FUND
                                                                            -----------------  -----------------   ----------------
                                                                               DIVISION 1          DIVISION 7         DIVISION 2
                                                                            -----------------  -----------------   ----------------
ASSETS:
  Investment in Shares Of Mutual Funds, at Market Value                      $     4,260,333    $    65,955,990    $      (480,415)
  Balance Due From (To) VALIC General Account, Net                                    (5,447)            (4,195)         4,304,420
  Receivable (Payable) For Mutual Fund Sales (Purchases)                                 (50)            47,907                314
                                                                             ---------------    ---------------    ---------------
Net Assets                                                                   $     4,254,836    $    65,999,702    $     3,824,319
                                                                             ===============    ===============    ===============

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of Reinvestment)     $     4,254,836    $    65,999,702    $     3,824,319
  Reserves For Annuity Contracts On Benefit                                               --                 --                 --
                                                                             ---------------    ---------------    ---------------
Total Contract Owner Reserves                                                      4,254,836         65,999,702          3,824,319

  Capital Surplus                                                                         --                 --                 --
                                                                             ---------------    ---------------    ---------------
Total Contract Owner Reserves and Capital Surplus                            $     4,254,836    $    65,999,702    $     3,824,319
                                                                             ===============    ===============    ===============


Standard Units
  Net Assets                                                                 $     4,256,142    $    63,159,911    $     3,824,955
  Accumulation Units Outstanding                                               1,004,582.093     26,621,579.665      1,386,969.848
  Unit Value of Units Outstanding                                            $      4.236729    $      2.372508    $      2.757778

Enhanced 20 bp Reduced Units
  Net Assets                                                                 $            --    $     1,801,309    $            --
  Accumulation Units Outstanding                                                          --        736,319.487                 --
  Unit Value of Units Outstanding                                            $            --    $      2.446369    $            --

Enhanced 40 bp Reduced Units
  Net Assets                                                                 $            --    $     1,043,650    $            --
  Accumulation Units Outstanding                                                          --        413,153.117                 --
  Unit Value of Units Outstanding                                            $            --    $      2.526062    $            --

Net Assets Attributable to Annuity Contracts on Benefit                      $            --    $            --    $            --
Net Assets Attributable to Capital Surplus                                   $            --    $            --    $            --


                                                                             VALIC COMPANY I    VALIC COMPANY I    VALIC COMPANY I
                                                                             MONEY MARKET I      MIDCAP INDEX     ASSET ALLOCATION
                                                                                  FUND               FUND               FUND
                                                                            ----------------   ----------------   ----------------
                                                                               DIVISION 6         DIVISION 4         DIVISION 5
                                                                            ----------------   ----------------   ----------------
ASSETS:
  Investment in Shares Of Mutual Funds, at Market Value                     $    498,879,498   $  1,022,648,329   $    193,896,218
  Balance Due From (To) VALIC General Account, Net                                (4,691,446)           595,143            (29,571)
  Receivable (Payable) For Mutual Fund Sales (Purchases)                             810,953            (65,201)           202,533
                                                                            ----------------   ----------------   ----------------
Net Assets                                                                  $    494,999,005   $  1,023,178,271   $    194,069,180
                                                                            ================   ================   ================

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of Reinvestment)    $    494,984,562   $  1,022,382,066   $    193,834,328
  Reserves For Annuity Contracts On Benefit                                           14,443            796,205            234,852
                                                                            ----------------   ----------------   ----------------
Total Contract Owner Reserves                                                    494,999,005      1,023,178,271        194,069,180

  Capital Surplus                                                                         --                 --                 --
                                                                            ----------------   ----------------   ----------------
Total Contract Owner Reserves and Capital Surplus                           $    494,999,005   $  1,023,178,271   $    194,069,180
                                                                            ================   ================   ================


Standard Units
  Net Assets                                                                $    436,278,160   $    968,686,865   $    186,183,021
  Accumulation Units Outstanding                                             224,050,426.361    149,549,756.827     48,720,402.482
  Unit Value of Units Outstanding                                           $       1.947232   $       6.477355   $       3.821459

Enhanced 20 bp Reduced Units
  Net Assets                                                                $     39,389,599   $     34,503,947   $      5,401,471
  Accumulation Units Outstanding                                              19,613,013.359      5,137,857.127      1,365,458.182
  Unit Value of Units Outstanding                                           $       2.008340   $       6.715630   $       3.955794

Enhanced 40 bp Reduced Units
  Net Assets                                                                $     19,352,184   $     19,258,991   $      2,267,209
  Accumulation Units Outstanding                                               9,332,128.249      2,759,352.822        552,475.040
  Unit Value of Units Outstanding                                           $       2.073716   $       6.979532   $       4.103731

Net Assets Attributable to Annuity Contracts on Benefit                     $         14,443   $        796,205   $        234,852
Net Assets Attributable to Capital Surplus                                  $             --   $             --   $             --


                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENT OF NET ASSETS
                         DECEMBER 31, 2001 (CONTINUED)

                                                                            VALIC COMPANY I        VALIC COMPANY I  VALIC COMPANY I
                                                                              GOVERNMENT             STOCK INDEX      STOCK INDEX
                                                                            SECURITIES FUND             FUND              FUND
                                                                            ----------------     -----------------  ---------------
                                                                               DIVISION 8           DIVISION 10A      DIVISION 10B
                                                                            ----------------     -----------------  ---------------
ASSETS:
  Investment in Shares Of Mutual Funds, at Market Value                      $   113,233,701      $   352,866,024    $ 28,187,345
  Balance Due From (To) VALIC General Account, Net                                  (108,019)             (53,856)        (14,100)
  Receivable (Payable) For Mutual Fund Sales (Purchases)                             139,088               69,844              72
                                                                             ---------------      ---------------    ------------
Net Assets                                                                   $   113,264,770      $   352,882,012    $ 28,173,317
                                                                             ===============      ===============    ============

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of Reinvestment)     $   113,264,770      $   344,414,359    $ 27,129,412
  Reserves For Annuity Contracts On Benefit                                               --            8,467,653       1,043,905
                                                                             ---------------      ---------------    ------------
Total Contract Owner Reserves                                                    113,264,770          352,882,012      28,173,317

  Capital Surplus                                                                         --                   --              --
                                                                             ---------------      ---------------    ------------
Total Contract Owner Reserves and Capital Surplus                            $   113,264,770      $   352,882,012    $ 28,173,317
                                                                             ===============      ===============    ============


Standard Units
  Net Assets                                                                 $   106,916,868      $   344,414,358   $  27,129,412
  Accumulation Units Outstanding                                              44,509,285.782       16,451,124.410     795,193.082
  Unit Value of Units Outstanding                                            $      2.402125      $     20.935612   $   34.116760

Enhanced 20 bp Reduced Units
  Net Assets                                                                 $     5,053,411      $            --   $          --
  Accumulation Units Outstanding                                               2,040,202.785                   --              --
  Unit Value of Units Outstanding                                            $      2.476916      $            --   $          --

Enhanced 40 bp Reduced Units
  Net Assets                                                                 $     1,303,801      $            --   $          --
  Accumulation Units Outstanding                                                 509,780.067                   --              --
  Unit Value of Units Outstanding                                            $      2.557576      $            --   $          --

Net Assets attributable to Annuity Contracts on Benefit                      $            --      $     8,467,653   $   1,043,905
Net Assets attributable to Capital Surplus                                   $            --      $            --   $          --


                                                                             VALIC COMPANY I     VALIC COMPANY I    VALIC COMPANY I
                                                                               STOCK INDEX         STOCK INDEX       INTERNATIONAL
                                                                                   FUND                FUND          EQUITIES FUND
                                                                             ----------------   ----------------   -----------------
                                                                               DIVISION 10C       DIVISION 10D        DIVISION 11
                                                                             ----------------   ----------------   -----------------
ASSETS:
  Investment in Shares Of Mutual Funds, at Market Value                      $  3,735,366,759    $   35,196,568     $    94,007,540
  Balance Due From (To) VALIC General Account, Net                                  1,113,354            (4,600)           (137,426)
  Receivable (Payable) For Mutual Fund Sales (Purchases)                            1,604,070             1,347             178,827
                                                                             ----------------    --------------     ---------------
Net Assets                                                                   $  3,738,084,183    $   35,193,315     $    94,048,941
                                                                             ================    ==============     ===============

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of Reinvestment)     $  3,733,214,867    $   35,024,384     $    93,918,166
  Reserves For Annuity Contracts On Benefit                                         4,869,316           168,931             130,775
                                                                             ----------------    --------------     ---------------
Total Contract Owner Reserves                                                   3,738,084,183        35,193,315          94,048,941

  Capital Surplus                                                                          --                --                  --
                                                                             ----------------    --------------     ---------------
Total Contract Owner Reserves and Capital Surplus                            $  3,738,084,183    $   35,193,315     $    94,048,941
                                                                             ================    ==============     ===============


Standard Units
  Net Assets                                                                 $  3,432,875,784    $   35,029,423     $    90,184,718
  Accumulation Units Outstanding                                              772,475,515.596     4,447,666.728      76,641,543.918
  Unit Value of Units Outstanding                                            $       4.443993    $     7.875910     $      1.176708

Enhanced 20 bp Reduced Units
  Net Assets                                                                 $    226,977,519    $           --     $     3,412,668
  Accumulation Units Outstanding                                               49,700,087.969                --       2,831,015.858
  Unit Value of Units Outstanding                                            $       4.566944    $           --     $      1.205457

Enhanced 40 bp Reduced Units
  Net Assets                                                                 $     73,704,009    $           --     $       333,615
  Accumulation Units Outstanding                                               15,668,785.631                --         270,044.868
  Unit Value of Units Outstanding                                            $       4.703875    $           --     $      1.235407

Net Assets attributable to Annuity Contracts on Benefit                      $      4,869,319    $      168,931     $       130,775
Net Assets attributable to Capital Surplus                                   $             --    $           --     $            --


                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENT OF NET ASSETS
                         DECEMBER 31, 2001 (CONTINUED)

                                                                           VALIC COMPANY I    VALIC COMPANY I    VALIC COMPANY I
                                                                          SOCIAL AWARENESS    INT'L GOVERNMENT   SMALL CAP INDEX
                                                                                FUND              BOND FUND            FUND
                                                                          -----------------   ----------------   ----------------
                                                                             DIVISION 12        DIVISION 13         DIVISION 14
                                                                          -----------------   ----------------   ----------------
ASSETS:
  Investment in Shares Of Mutual Funds, at Market Value                   $     455,526,579    $   100,473,490    $   241,419,223
  Balance Due From (To) VALIC General Account, Net                                  (72,683)           372,620            263,649
  Receivable (Payable) For Mutual Fund Sales (Purchases)                            516,126           (344,381)           (57,202)
                                                                          -----------------    ---------------    ---------------
Net Assets                                                                $     455,970,022    $   100,501,729    $   241,625,670
                                                                          =================    ===============    ===============

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of Reinvestment)  $     455,693,748    $   100,469,697    $   241,353,395
  Reserves For Annuity Contracts On Benefit                                         276,274             32,032            272,275
                                                                          -----------------    ---------------    ---------------
Total Contract Owner Reserves                                                   455,970,022        100,501,729        241,625,670

  Capital Surplus                                                                        --                 --                 --
                                                                          -----------------    ---------------    ---------------
Total Contract Owner Reserves and Capital Surplus                         $     455,970,022    $   100,501,729    $   241,625,670
                                                                          =================    ===============    ===============


Standard Units
  Net Assets                                                              $     426,173,457    $    92,910,786    $   226,652,834
  Accumulation Units Outstanding                                            123,856,020.876     62,446,759.282     93,009,855.604
  Unit Value of Units Outstanding                                         $        3.440878    $      1.487840    $      2.436869

Enhanced 20 bp Reduced Units
  Net Assets                                                              $      27,331,417    $     7,109,014    $    10,177,699
  Accumulation Units Outstanding                                              7,765,337.389      4,684,913.028      4,102,031.939
  Unit Value of Units Outstanding                                         $        3.519669    $      1.517427    $      2.481136

Enhanced 40 bp Reduced Units
  Net Assets                                                              $       2,242,802    $       461,858    $     4,543,844
  Accumulation Units Outstanding                                                621,774.938        298,185.101      1,796,230.824
  Unit Value of Units Outstanding                                         $        3.607096    $      1.548897    $      2.529655

Net Assets attributable to Annuity Contracts on Benefit                   $         276,274    $        32,032    $       272,275
Net Assets attributable to Capital Surplus                                $              --    $            --    $            --


                                                                           VALIC COMPANY I    VALIC COMPANY I      VALIC COMPANY I
                                                                             CORE EQUITY      GROWTH & INCOME   SCIENCE & TECHNOLOGY
                                                                                 FUND               FUND                FUND
                                                                           ----------------   ----------------  --------------------
                                                                              DIVISION 15       DIVISION 16         DIVISION 17
                                                                           ----------------   ----------------  --------------------
ASSETS:
  Investment in Shares Of Mutual Funds, at Market Value                    $    773,101,404   $    221,175,540    $  1,602,453,727
  Balance Due From (To) VALIC General Account, Net                                   99,770            (73,939)            715,166
  Receivable (Payable) For Mutual Fund Sales (Purchases)                            619,449            277,740             365,508
                                                                           ----------------   ----------------    ----------------
Net Assets                                                                 $    773,820,623   $    221,379,341    $  1,603,534,401
                                                                           ================   ================    ================

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of Reinvestment)   $    773,321,063   $    221,248,264    $  1,602,791,422
  Reserves For Annuity Contracts On Benefit                                         499,560            131,077             742,979
                                                                           ----------------   ----------------    ----------------
Total Contract Owner Reserves                                                   773,820,623        221,379,341       1,603,534,401

  Capital Surplus                                                                        --                 --                  --
                                                                           ----------------   ----------------    ----------------
Total Contract Owner Reserves and Capital Surplus                          $    773,820,623   $    221,379,341    $  1,603,534,401
                                                                           ================   ================    ================


Standard Units
  Net Assets                                                               $    728,724,832   $    212,480,723    $  1,486,314,752
  Accumulation Units Outstanding                                            362,619,846.087    101,022,402.769     611,628,753.303
  Unit Value of Units Outstanding                                          $       2.009611   $       2.103303    $       2.430093

Enhanced 20 bp Reduced Units
  Net Assets                                                               $     38,942,179   $      7,093,292    $    104,545,872
  Accumulation Units Outstanding                                             19,106,874.177      3,325,071.535      42,427,557.572
  Unit Value of Units Outstanding                                          $       2.038124   $       2.133275    $       2.464103

Enhanced 40 bp Reduced Units
  Net Assets                                                               $      5,734,820   $      1,693,804    $     12,195,391
  Accumulation Units Outstanding                                              2,770,880.943        781,887.108       4,873,682.242
  Unit Value of Units Outstanding                                          $       2.069674   $       2.166303    $       2.502295

Net Assets attributable to Annuity Contracts on Benefit                    $        499,560   $        131,077    $        742,979
Net Assets attributable to Capital Surplus                                 $             --   $             --    $             --


                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENT OF NET ASSETS
                         DECEMBER 31, 2001 (CONTINUED)

                                                                            VALIC COMPANY I       TEMPLETON       VALIC COMPANY I
                                                                               SMALL CAP        ASSET STRATEGY     INTERNATIONAL
                                                                                  FUND               FUND           GROWTH I FUND
                                                                            ----------------   ----------------   ----------------
                                                                              DIVISION 18         DIVISION 19        DIVISION 20
                                                                            ----------------   ----------------   ----------------
ASSETS:
  Investment in Shares Of Mutual Funds, at Market Value                     $    700,443,276   $    247,841,258   $    455,325,676
  Balance Due From (To) VALIC General Account, Net                                    86,465             30,478            (20,308)
  Receivable (Payable) For Mutual Fund Sales (Purchases)                             458,235            130,808            319,272
                                                                            ----------------   ----------------   ----------------
Net Assets                                                                  $    700,987,976   $    248,002,544   $    455,624,640
                                                                            ================   ================   ================

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of Reinvestment)    $    700,649,037   $    247,695,224   $    455,237,968
  Reserves For Annuity Contracts On Benefit                                          338,939            307,320            386,672
                                                                            ----------------   ----------------   ----------------
Total Contract Owner Reserves                                                    700,987,976        248,002,544        455,624,640

  Capital Surplus                                                                         --                 --                 --
                                                                            ----------------   ----------------   ----------------
Total Contract Owner Reserves and Capital Surplus                           $    700,987,976   $    248,002,544   $    455,624,640
                                                                            ================   ================   ================


Standard Units
  Net Assets                                                                $    627,068,644   $    207,347,935   $    407,276,925
  Accumulation Units Outstanding                                             299,564,434.088    114,072,785.732    283,131,434.922
  Unit Value of Units Outstanding                                           $       2.093268   $       1.817681   $       1.438473

Enhanced 20 bp Reduced Units
  Net Assets                                                                $     21,629,958   $      5,825,097   $     18,913,628
  Accumulation Units Outstanding                                              10,143,542.288      3,125,087.480     12,911,877.471
  Unit Value of Units Outstanding                                           $       2.132387   $       1.863979   $       1.464824

Enhanced 40 bp Reduced Units
  Net Assets                                                                $     52,009,624   $     34,542,770   $     29,093,512
  Accumulation Units Outstanding                                              23,842,488.973     18,040,364.602     19,480,219.122
  Unit Value of Units Outstanding                                           $       2.181384   $       1.914749   $       1.493490

Net Assets attributable to Annuity Contracts on Benefit                     $        338,939   $        307,320   $        386,672
Net Assets attributable to Capital Surplus                                  $             --   $             --   $             --


                                                                             VALIC COMPANY I      VANGUARD            VANGUARD
                                                                             INCOME & GROWTH      LONG-TERM          LONG-TERM
                                                                                   FUND         CORPORATE FUND      TREASURY FUND
                                                                             ----------------  ----------------   ----------------
                                                                               DIVISION 21       DIVISION 22        DIVISION 23
                                                                             ----------------  ----------------   ----------------
ASSETS:
  Investment in Shares Of Mutual Funds, at Market Value                      $    247,165,516  $    125,855,125   $    237,176,673
  Balance Due From (To) VALIC General Account, Net                                      8,138           234,127            144,495
  Receivable (Payable) For Mutual Fund Sales (Purchases)                              389,581          (217,150)           169,554
                                                                             ----------------  ----------------   ----------------
Net Assets                                                                   $    247,563,235  $    125,872,102   $    237,490,722
                                                                             ================  ================   ================

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of Reinvestment)     $    247,376,945  $    125,826,641   $    237,426,326
  Reserves For Annuity Contracts On Benefit                                           186,290            45,461             64,396
                                                                             ----------------  ----------------   ----------------
Total Contract Owner Reserves                                                     247,563,235       125,872,102        237,490,722

  Capital Surplus                                                                          --                --                 --
                                                                             ----------------  ----------------   ----------------
Total Contract Owner Reserves and Capital Surplus                            $    247,563,235  $    125,872,102   $    237,490,722
                                                                             ================  ================   ================


Standard Units
  Net Assets                                                                 $    211,481,993  $    103,584,511   $    207,821,448
  Accumulation Units Outstanding                                              152,155,061.236    73,154,091.719    142,496,201.723
  Unit Value of Units Outstanding                                            $       1.389911  $       1.415977   $       1.458435

Enhanced 20 bp Reduced Units
  Net Assets                                                                 $     31,249,665  $     13,818,005   $     25,546,311
  Accumulation Units Outstanding                                               21,849,597.214     9,394,085.647     17,009,736.883
  Unit Value of Units Outstanding                                            $       1.430217  $       1.470926   $       1.501864

Enhanced 40 bp Reduced Units
  Net Assets                                                                 $      4,672,314  $      8,434,845   $      4,080,793
  Accumulation Units Outstanding                                                3,163,792.195     5,499,147.047      2,633,211.154
  Unit Value of Units Outstanding                                            $       1.476808  $       1.533846   $       1.549740

Net Assets attributable to Annuity Contracts on Benefit                      $        186,290  $         45,461   $         64,396
Net Assets attributable to Capital Surplus                                   $             --  $             --   $             --


                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENT OF NET ASSETS
                         DECEMBER 31, 2001 (CONTINUED)

                                                                               VANGUARD            VANGUARD            PUTNAM
                                                                              WINDSOR II          WELLINGTON      NEW OPPORTUNITIES
                                                                                 FUND                FUND               FUND
                                                                           ----------------    ----------------   ----------------
                                                                             DIVISION 24          DIVISION 25        DIVISION 26
                                                                           ----------------    ----------------   ----------------
ASSETS:
  Investment in Shares Of Mutual Funds, at Market Value                    $    870,686,552    $    685,341,059   $    788,739,985
  Balance Due From (To) VALIC General Account, Net                                  694,442             492,983            339,264
  Receivable (Payable) For Mutual Fund Sales (Purchases)                            (52,378)            118,172            413,156
                                                                           ----------------    ----------------   ----------------
Net Assets                                                                 $    871,328,616    $    685,952,214   $    789,492,405
                                                                           ================    ================   ================

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of Reinvestment)   $    870,956,775    $    685,483,405   $    789,385,548
  Reserves For Annuity Contracts On Benefit                                         371,841             468,809            106,857
                                                                           ----------------    ----------------   ----------------
Total Contract Owner Reserves                                                   871,328,616         685,952,214        789,492,405

  Capital Surplus                                                                        --                  --                 --
                                                                           ----------------    ----------------   ----------------
Total Contract Owner Reserves and Capital Surplus                          $    871,328,616    $    685,952,214   $    789,492,405
                                                                           ================    ================   ================


Standard Units
  Net Assets                                                               $    763,606,520    $    575,221,004   $    657,519,466
  Accumulation Units Outstanding                                            442,850,924.318     335,336,028.701    546,882,418.252
  Unit Value of Units Outstanding                                          $       1.724297    $       1.715357   $       1.202305

Enhanced 20 bp Reduced Units
  Net Assets                                                               $     64,980,039    $     79,876,704   $     81,201,552
  Accumulation Units Outstanding                                             36,594,308.870      44,865,982.858     66,208,395.993
  Unit Value of Units Outstanding                                          $       1.775687    $       1.780340   $       1.226454

Enhanced 40 bp Reduced Units
  Net Assets                                                               $     42,464,454    $     30,451,355   $     50,776,663
  Accumulation Units Outstanding                                             23,136,739.345      16,402,596.702     40,471,940.065
  Unit Value of Units Outstanding                                          $       1.835369    $       1.856496   $       1.254614

Net Assets attributable to Annuity Contracts on Benefit                    $        371,841    $        468,809   $        106,857
Net Assets attributable to Capital Surplus                                 $             --    $             --   $             --


                                                                               PUTNAM OTC            PUTNAM        VALIC COMPANY I
                                                                            & EMERGING GROWTH    GLOBAL GROWTH     LARGE CAP GROWTH
                                                                                   FUND               FUND               FUND
                                                                            -----------------   ----------------   ----------------
                                                                                DIVISION 27        DIVISION 28        DIVISION 30
                                                                            -----------------   ----------------   ----------------
ASSETS:
  Investment in Shares Of Mutual Funds, at Market Value                      $    252,375,633   $    416,947,220   $    585,316,404
  Balance Due From (To) VALIC General Account, Net                                 (1,003,478)           162,324            209,670
  Receivable (Payable) For Mutual Fund Sales (Purchases)                            1,186,472            188,749            385,864
                                                                             ----------------   ----------------   ----------------
Net Assets                                                                   $    252,558,627   $    417,298,293   $    585,911,938
                                                                             ================   ================   ================

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of Reinvestment)     $    252,524,093   $    417,195,679   $    585,825,991
  Reserves For Annuity Contracts On Benefit                                            34,534            102,614             85,947
                                                                             ----------------   ----------------   ----------------
Total Contract Owner Reserves                                                     252,558,627        417,298,293        585,911,938

  Capital Surplus                                                                          --                 --                 --
                                                                             ----------------   ----------------   ----------------
Total Contract Owner Reserves and Capital Surplus                            $    252,558,627   $    417,298,293   $    585,911,938
                                                                             ================   ================   ================


Standard Units
  Net Assets                                                                 $    227,389,076   $    356,703,012   $    482,794,389
  Accumulation Units Outstanding                                              366,588,061.241    299,198,296.180    401,959,524.415
  Unit Value of Units Outstanding                                            $       0.620285   $       1.192196   $       1.201102

Enhanced 20 bp Reduced Units
  Net Assets                                                                 $     22,165,266   $     42,975,408   $     59,104,313
  Accumulation Units Outstanding                                               34,690,901.847     34,982,558.489     47,794,623.103
  Unit Value of Units Outstanding                                            $       0.638936   $       1.228481   $       1.236631

Enhanced 40 bp Reduced Units
  Net Assets                                                                 $      3,028,936   $     17,578,833   $     44,010,092
  Accumulation Units Outstanding                                                4,589,464.326     13,853,316.413     34,466,411.952
  Unit Value of Units Outstanding                                            $       0.659976   $       1.268926   $       1.276898

Net Assets attributable to Annuity Contracts on Benefit                      $         34,534   $        102,614   $         85,947
Net Assets attributable to Capital Surplus                                   $             --   $             --   $             --


                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENT OF NET ASSETS
                         DECEMBER 31, 2001 (CONTINUED)

                                                                                 AMERICAN         TEMPLETON        VALIC COMPANY II
                                                                              CENTURY ULTRA        FOREIGN          INTERNATIONAL
                                                                                   FUND              FUND           GROWTH II FUND
                                                                             ----------------   ----------------   ----------------
                                                                                DIVISION 31        DIVISION 32        DIVISION 33
                                                                             ----------------   ----------------   ----------------
ASSETS:
  Investment in Shares Of Mutual Funds, at Market Value                      $  1,026,271,137   $    311,130,726   $     16,110,801
  Balance Due From (To) VALIC General Account, Net                                    681,889           (207,579)          (857,762)
  Receivable (Payable) For Mutual Fund Sales (Purchases)                              120,949            672,942            857,248
                                                                             ----------------   ----------------   ----------------
Net Assets                                                                   $  1,027,073,975   $    311,596,089   $     16,110,287
                                                                             ================   ================   ================

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of Reinvestment)     $  1,026,720,492   $    311,470,279   $      8,991,248
  Reserves For Annuity Contracts On Benefit                                           353,483            125,810                 --
                                                                             ----------------   ----------------   ----------------
Total Contract Owner Reserves                                                   1,027,073,975        311,596,089          8,991,248

  Capital Surplus                                                                          --                 --          7,119,039
                                                                             ----------------   ----------------   ----------------
Total Contract Owner Reserves and Capital Surplus                            $  1,027,073,975   $    311,596,089   $     16,110,287
                                                                             ================   ================   ================


Standard Units
  Net Assets                                                                 $    926,837,983   $    282,448,667   $      6,044,139
  Accumulation Units Outstanding                                              585,930,644.117    220,451,009.327      5,523,146.371
  Unit Value of Units Outstanding                                            $       1.581822   $       1.281231   $       1.094329

Enhanced 20 bp Reduced Units
  Net Assets                                                                 $     95,791,975   $     28,012,597   $      1,341,487
  Accumulation Units Outstanding                                               58,386,314.930     21,232,087.364      1,217,774.069
  Unit Value of Units Outstanding                                            $       1.640658   $       1.319352   $       1.101589

Enhanced 40 bp Reduced Units
  Net Assets                                                                 $      4,236,370   $      1,042,749   $      1,606,469
  Accumulation Units Outstanding                                                2,480,333.496        765,412.684      1,448,601.864
  Unit Value of Units Outstanding                                            $       1.707984   $       1.362336   $       1.108979

Net Assets attributable to Annuity Contracts on Benefit                      $        353,483   $        125,810   $             --
Net Assets attributable to Capital Surplus                                   $             --   $             --   $      7,119,039


                                                                            VALIC COMPANY II    VALIC COMPANY II   VALIC COMPANY II
                                                                            SMALL CAP GROWTH    SMALL CAP VALUE     MID CAP GROWTH
                                                                                  FUND                FUND               FUND
                                                                            ----------------    ---------------    ----------------
                                                                               DIVISION 35        DIVISION 36         DIVISION 37
                                                                            ----------------    ---------------    ----------------
ASSETS:
  Investment in Shares Of Mutual Funds, at Market Value                      $    26,723,626    $    27,208,655     $    26,562,120
  Balance Due From (To) VALIC General Account, Net                                   712,967             41,169              23,869
  Receivable (Payable) For Mutual Fund Sales (Purchases)                            (713,650)             5,240              28,159
                                                                             ---------------    ---------------     ---------------
Net Assets                                                                   $    26,722,943    $    27,255,064     $    26,614,148
                                                                             ===============    ===============     ===============

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of Reinvestment)     $    21,755,399    $    21,894,593     $    22,696,807
  Reserves For Annuity Contracts On Benefit                                            9,245              4,686               8,546
                                                                             ---------------    ---------------     ---------------
Total Contract Owner Reserves                                                     21,764,644         21,899,279          22,705,353

  Capital Surplus                                                                  4,958,299          5,355,785           3,908,795
                                                                             ---------------    ---------------     ---------------
Total Contract Owner Reserves and Capital Surplus                            $    26,722,943    $    27,255,064     $    26,614,148
                                                                             ===============    ===============     ===============


Standard Units
  Net Assets                                                                 $     9,912,340    $    19,089,256     $    18,420,190
  Accumulation Units Outstanding                                               7,360,231.671     13,710,866.972      18,834,319.249
  Unit Value of Units Outstanding                                            $      1.346743    $      1.392272     $      0.978012

Enhanced 20 bp Reduced Units
  Net Assets                                                                 $     1,962,720    $     1,487,822     $     3,016,662
  Accumulation Units Outstanding                                               1,447,772.179      1,061,602.329       3,064,193.826
  Unit Value of Units Outstanding                                            $      1.355683    $      1.401487     $      0.984488

Enhanced 40 bp Reduced Units
  Net Assets                                                                 $     9,882,042    $     1,320,475     $     1,263,505
  Accumulation Units Outstanding                                               7,240,731.452        935,910.944       1,274,845.854
  Unit Value of Units Outstanding                                            $      1.364785    $      1.410898     $      0.991104

Net Assets attributable to Annuity Contracts on Benefit                      $         9,245    $         4,686     $         8,546
Net Assets attributable to Capital Surplus                                   $     4,958,299    $     5,355,785     $     3,908,795


                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENT OF NET ASSETS
                         DECEMBER 31, 2001 (CONTINUED)

                                                                             VALIC COMPANY II   VALIC COMPANY II   VALIC COMPANY II
                                                                              MID CAP VALUE         CAPITAL         LARGE CAP VALUE
                                                                                   FUND        APPRECIATION FUND         FUND
                                                                             ----------------  -----------------   ----------------
                                                                               DIVISION 38        DIVISION 39         DIVISION 40
                                                                             ----------------  -----------------   ----------------
ASSETS:
  Investment in Shares Of Mutual Funds, at Market Value                      $    69,693,799    $    22,261,643    $    13,009,083
  Balance Due From (To) VALIC General Account, Net                                   135,447             19,602             80,832
  Receivable (Payable) For Mutual Fund Sales (Purchases)                             (91,760)           (20,225)           (74,634)
                                                                             ---------------    ---------------    ---------------
Net Assets                                                                   $    69,737,486    $    22,261,020    $    13,015,281
                                                                             ===============    ===============    ===============

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of Reinvestment)     $    65,028,212    $    19,844,848    $    10,122,642
  Reserves For Annuity Contracts On Benefit                                           47,482                 --                 --
                                                                             ---------------    ---------------    ---------------
Total Contract Owner Reserves                                                     65,075,694         19,844,848         10,122,642

  Capital Surplus                                                                  4,661,792          2,416,172          2,892,639
                                                                             ---------------    ---------------    ---------------
Total Contract Owner Reserves and Capital Surplus                            $    69,737,486    $    22,261,020    $    13,015,281
                                                                             ===============    ===============    ===============


Standard Units
  Net Assets                                                                 $    52,018,507    $     4,589,479    $     7,078,085
  Accumulation Units Outstanding                                              27,418,727.049      4,597,266.504      5,319,744.693
  Unit Value of Units Outstanding                                            $      1.897189    $      0.998306    $      1.330531

Enhanced 20 bp Reduced Units
  Net Assets                                                                 $     4,900,574    $       813,590    $     2,214,436
  Accumulation Units Outstanding                                               2,566,083.890        809,582.386      1,653,363.880
  Unit Value of Units Outstanding                                            $      1.909748    $      1.004950    $      1.339352

Enhanced 40 bp Reduced Units
  Net Assets                                                                 $     8,117,689    $    14,442,409    $       830,797
  Accumulation Units Outstanding                                               4,222,298.059     14,275,414.972        616,160.683
  Unit Value of Units Outstanding                                            $      1.922576    $      1.011698    $      1.348345

Net Assets attributable to Annuity Contracts on Benefit                      $        47,482    $            --    $            --
Net Assets attributable to Capital Surplus                                   $     4,661,792    $     2,416,172    $     2,892,639


                                                                            VALIC COMPANY II     VALIC COMPANY II   VALIC COMPANY I
                                                                                SOCIALLY          MONEY MARKET II    OPPORTUNITIES
                                                                            RESPONSIBLE FUND           FUND              FUND
                                                                            ----------------     ----------------   ---------------
                                                                               DIVISION 41          DIVISION 44       DIVISION 45
                                                                            ----------------     ----------------   ---------------
ASSETS:
  Investment in Shares Of Mutual Funds, at Market Value                      $    12,186,638      $    62,866,311   $     1,045,386
  Balance Due From (To) VALIC General Account, Net                                    (2,560)               7,605          (116,085)
  Receivable (Payable) For Mutual Fund Sales (Purchases)                               2,312              104,622           115,906
                                                                             ---------------      ---------------   ---------------
Net Assets                                                                   $    12,186,390      $    62,978,538   $     1,045,207
                                                                             ===============      ===============   ===============

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of Reinvestment)     $     6,960,959      $    60,031,600   $     1,045,207
  Reserves For Annuity Contracts On Benefit                                               --               73,796                --
                                                                             ---------------      ---------------   ---------------
Total Contract Owner Reserves                                                      6,960,959           60,105,396         1,045,207

  Capital Surplus                                                                  5,225,431            2,873,142                --
                                                                             ---------------      ---------------   ---------------
Total Contract Owner Reserves and Capital Surplus                            $    12,186,390      $    62,978,538   $     1,045,207
                                                                             ===============      ===============   ===============


Standard Units
  Net Assets                                                                 $     1,866,913      $    48,697,003   $       978,273
  Accumulation Units Outstanding                                               1,579,022.838       42,669,882.303     1,770,853.750
  Unit Value of Units Outstanding                                            $      1.182322      $      1.141250   $      0.552430

Enhanced 20 bp Reduced Units
  Net Assets                                                                 $     1,518,183      $     9,894,824   $        43,910
  Accumulation Units Outstanding                                               1,275,611.107        8,613,152.192        79,300.562
  Unit Value of Units Outstanding                                            $      1.190161      $      1.148804   $      0.553720

Enhanced 40 bp Reduced Units
  Net Assets                                                                 $     3,576,110      $     1,442,759   $        23,201
  Accumulation Units Outstanding                                               2,984,678.499        1,247,487.522        41,801.731
  Unit Value of Units Outstanding                                            $      1.198156      $      1.156532   $      0.555034

Net Assets attributable to Annuity Contracts on Benefit                      $            --      $        73,796   $            --
Net Assets attributable to Capital Surplus                                   $     5,225,431      $     2,873,142   $            --


                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENT OF NET ASSETS
                         DECEMBER 31, 2001 (CONTINUED)

                                                                             VALIC COMPANY I         JANUS        VALIC COMPANY II
                                                                              NASDAQ-100(R)         ADVISER       AGGRESSIVE GROWTH
                                                                               INDEX FUND        WORLDWIDE FUND     LIFESTYLE FUND
                                                                            ----------------    ---------------   -----------------
                                                                              DIVISION 46         DIVISION 47        DIVISION 48
                                                                            ----------------    ---------------   -----------------
ASSETS:
  Investment in Shares Of Mutual Funds, at Market Value                      $    21,382,538    $    32,449,381    $    21,548,778
  Balance Due From (To) VALIC General Account, Net                                    76,445             51,030             21,546
  Receivable (Payable) For Mutual Fund Sales (Purchases)                             (79,126)            17,285            (23,705)
                                                                             ---------------    ---------------    ---------------
Net Assets                                                                   $    21,379,857    $    32,517,696    $    21,546,619
                                                                             ===============    ===============    ===============

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of Reinvestment)     $    21,379,857    $    32,499,903    $    15,439,268
  Reserves For Annuity Contracts On Benefit                                               --             17,793                 --
                                                                             ---------------    ---------------    ---------------
Total Contract Owner Reserves                                                     21,379,857         32,517,696         15,439,268

  Capital Surplus                                                                         --                 --          6,107,351
                                                                             ---------------    ---------------    ---------------
Total Contract Owner Reserves and Capital Surplus                            $    21,379,857    $    32,517,696    $    21,546,619
                                                                             ===============    ===============    ===============


Standard Units
  Net Assets                                                                 $    19,453,035    $    28,730,888    $    10,516,201
  Accumulation Units Outstanding                                              40,571,277.336     40,304,311.937      8,479,357.420
  Unit Value of Units Outstanding                                            $      0.479478    $      0.712849    $      1.240212

Enhanced 20 bp Reduced Units
  Net Assets                                                                 $     1,222,657    $     3,020,255    $     1,550,598
  Accumulation Units Outstanding                                               2,543,963.788      4,226,946.912      1,242,002.842
  Unit Value of Units Outstanding                                            $      0.480611    $      0.714524    $      1.248466

Enhanced 40 bp Reduced Units
  Net Assets                                                                 $       706,862    $       753,540    $     3,375,058
  Accumulation Units Outstanding                                               1,467,307.191      1,052,146.622      2,685,366.803
  Unit Value of Units Outstanding                                            $      0.481741    $      0.716193    $      1.256833

Net Assets attributable to Annuity Contracts on Benefit                      $            --    $        17,793    $            --
Net Assets attributable to Capital Surplus                                   $            --    $            --    $     6,107,351


                                                                           VALIC COMPANY II     VALIC COMPANY II        VANGUARD
                                                                           MODERATE GROWTH    CONSERVATIVE GROWTH     LIFESTRATEGY
                                                                            LIFESTYLE FUND       LIFESTYLE FUND        GROWTH FUND
                                                                           ----------------   -------------------   ---------------
                                                                             DIVISION 49          DIVISION 50         DIVISION 52
                                                                           ----------------   -------------------   ---------------
ASSETS:
  Investment in Shares Of Mutual Funds, at Market Value                    $    35,467,725      $    19,756,852     $    49,827,755
  Balance Due From (To) VALIC General Account, Net                                  53,879               35,079              31,816
  Receivable (Payable) For Mutual Fund Sales (Purchases)                           (20,236)              23,118             (33,510)
                                                                           ---------------      ---------------     ---------------
Net Assets                                                                 $    35,501,368      $    19,815,049     $    49,826,061
                                                                           ===============      ===============     ===============

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of Reinvestment)   $    29,214,270      $    13,403,160     $    49,826,061
  Reserves For Annuity Contracts On Benefit                                             --                   --                  --
                                                                           ---------------      ---------------     ---------------
Total Contract Owner Reserves                                                   29,214,270           13,403,160          49,826,061

  Capital Surplus                                                                6,287,098            6,411,889                  --
                                                                           ---------------      ---------------     ---------------
Total Contract Owner Reserves and Capital Surplus                          $    35,501,368      $    19,815,049     $    49,826,061
                                                                           ===============      ===============     ===============


Standard Units
  Net Assets                                                               $    16,370,307      $     9,580,646     $    15,797,459
  Accumulation Units Outstanding                                            12,680,094.753        7,345,650.595      13,888,206.056
  Unit Value of Units Outstanding                                          $      1.291024      $      1.304261     $      1.137473

Enhanced 20 bp Reduced Units
  Net Assets                                                               $     2,859,144      $     1,261,599     $     3,206,877
  Accumulation Units Outstanding                                             2,200,068.953          960,922.374       2,800,961.881
  Unit Value of Units Outstanding                                          $      1.299570      $      1.312904     $      1.144920

Enhanced 40 bp Reduced Units
  Net Assets                                                               $     9,987,645      $     2,562,089     $    30,823,500
  Accumulation Units Outstanding                                             7,634,115.547        1,938,484.336      26,747,153.918
  Unit Value of Units Outstanding                                          $      1.308291      $      1.321697     $      1.152403

Net Assets attributable to Annuity Contracts on Benefit                    $            --      $            --     $            --
Net Assets attributable to Capital Surplus                                 $     6,287,098      $     6,411,889     $            --


                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENT OF NET ASSETS
                         DECEMBER 31, 2001 (CONTINUED)

                                                                                VANGUARD          VANGUARD
                                                                              LIFESTRATEGY       LIFESTRATEGY         EVERGREEN
                                                                             MODERATE GROWTH    CONSERVATIVE       SMALL CAP EQUITY
                                                                                  FUND           GROWTH FUND          INCOME FUND
                                                                             ---------------    ---------------    ----------------
                                                                               DIVISION 53        DIVISION 54        DIVISION 55
                                                                             ---------------    ---------------    ----------------
ASSETS:
  Investment in Shares Of Mutual Funds, at Market Value                      $    58,618,506    $    15,036,259    $    49,764,510
  Balance Due From (To) VALIC General Account, Net                                    93,803             20,717            443,906
  Receivable (Payable) For Mutual Fund Sales (Purchases)                             (88,960)            (9,679)          (370,072)
                                                                             ---------------    ---------------    ---------------
Net Assets                                                                   $    58,623,349    $    15,047,297    $    49,838,344
                                                                             ===============    ===============    ===============

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of Reinvestment)     $    58,623,349    $    15,047,297    $    49,833,422
  Reserves For Annuity Contracts On Benefit                                               --                 --              4,922
                                                                             ---------------    ---------------    ---------------
Total Contract Owner Reserves                                                     58,623,349         15,047,297         49,838,344

  Capital Surplus                                                                         --                 --                 --
                                                                             ---------------    ---------------    ---------------
Total Contract Owner Reserves and Capital Surplus                            $    58,623,349    $    15,047,297    $    49,838,344
                                                                             ===============    ===============    ===============


Standard Units
  Net Assets                                                                 $    13,020,961    $     7,552,920    $    44,700,516
  Accumulation Units Outstanding                                              11,325,292.646      6,514,468.436     32,813,209.357
  Unit Value of Units Outstanding                                            $      1.149724    $      1.159407    $      1.362272

Enhanced 20 bp Reduced Units
  Net Assets                                                                 $     4,162,924    $       891,254    $     3,496,912
  Accumulation Units Outstanding                                               3,597,360.995        763,718.069      2,551,613.597
  Unit Value of Units Outstanding                                            $      1.157216    $      1.166993    $      1.370471

Enhanced 40 bp Reduced Units
  Net Assets                                                                 $    41,441,085    $     6,603,932    $     1,642,099
  Accumulation Units Outstanding                                              35,577,427.305      5,622,109.735      1,191,063.474
  Unit Value of Units Outstanding                                            $      1.164814    $      1.174636    $      1.378683

Net Assets attributable to Annuity Contracts on Benefit                      $            --    $            --    $         4,922
Net Assets attributable to Capital Surplus                                   $            --    $            --    $            --


                                                                              EVERGREEN           EVERGREEN        VALIC COMPANY II
                                                                           GROWTH & INCOME          VALUE             CORE BOND
                                                                                FUND                FUND                FUND
                                                                           ---------------     ---------------     ----------------
                                                                             DIVISION 56         DIVISION 57         DIVISION 58
                                                                           ---------------     ---------------     ----------------
ASSETS:
  Investment in Shares Of Mutual Funds, at Market Value                    $     2,284,413     $     7,938,903     $    13,014,202
  Balance Due From (To) VALIC General Account, Net                                  12,132                 218              16,604
  Receivable (Payable) For Mutual Fund Sales (Purchases)                             6,940              17,911              68,553
                                                                           ---------------     ---------------     ---------------
Net Assets                                                                 $     2,303,485     $     7,957,032     $    13,099,359
                                                                           ===============     ===============     ===============

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of Reinvestment)   $     2,303,485     $     7,957,032     $     7,671,006
  Reserves For Annuity Contracts On Benefit                                             --                  --                  --
                                                                           ---------------     ---------------     ---------------
Total Contract Owner Reserves                                                    2,303,485           7,957,032           7,671,006

  Capital Surplus                                                                       --                  --           5,428,353
                                                                           ---------------     ---------------     ---------------
Total Contract Owner Reserves and Capital Surplus                          $     2,303,485     $     7,957,032     $    13,099,359
                                                                           ===============     ===============     ===============


Standard Units
  Net Assets                                                               $     2,028,630     $     7,058,927     $     6,529,919
  Accumulation Units Outstanding                                             2,282,437.246       6,539,955.390       5,667,849.888
  Unit Value of Units Outstanding                                          $      0.888800     $      1.079354     $      1.152098

Enhanced 20 bp Reduced Units
  Net Assets                                                               $       221,421     $       761,239     $       553,806
  Accumulation Units Outstanding                                               247,635.414         701,042.337         477,525.868
  Unit Value of Units Outstanding                                          $      0.894143     $      1.085868     $      1.159741

Enhanced 40 bp Reduced Units
  Net Assets                                                               $        53,846     $       137,906     $       588,027
  Accumulation Units Outstanding                                                59,859.866         126,241.568         503,651.759
  Unit Value of Units Outstanding                                          $      0.899541     $      1.092397     $      1.167527

Net Assets attributable to Annuity Contracts on Benefit                    $            --     $            --     $            --
Net Assets attributable to Capital Surplus                                 $            --     $            --     $     5,428,353


                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENT OF NET ASSETS
                         DECEMBER 31, 2001 (CONTINUED)

                                                                             VALIC COMPANY II   VALIC COMPANY II
                                                                              STRATEGIC BOND    HIGH YIELD BOND        JANUS
                                                                                  FUND               FUND               FUND
                                                                             ---------------    ----------------   ---------------
                                                                               DIVISION 59         DIVISION 60        DIVISION 61
                                                                             ---------------    ----------------   ---------------
ASSETS:
  Investment in Shares Of Mutual Funds, at Market Value                      $    17,054,608    $    15,124,142    $    42,556,025
  Balance Due From (To) VALIC General Account, Net                                    70,518             91,719            117,124
  Receivable (Payable) For Mutual Fund Sales (Purchases)                             (70,692)           (92,936)           (82,226)
                                                                             ---------------    ---------------    ---------------
Net Assets                                                                   $    17,054,434    $    15,122,925    $    42,590,923
                                                                             ===============    ===============    ===============

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of Reinvestment)     $    11,655,566    $     9,844,670    $    42,590,923
  Reserves For Annuity Contracts On Benefit                                               --                 --                 --
                                                                             ---------------    ---------------    ---------------
Total Contract Owner Reserves                                                     11,655,566          9,844,670         42,590,923

  Capital Surplus                                                                  5,398,868          5,278,255                 --
                                                                             ---------------    ---------------    ---------------
Total Contract Owner Reserves and Capital Surplus                            $    17,054,434    $    15,122,925    $    42,590,923
                                                                             ===============    ===============    ===============


Standard Units
  Net Assets                                                                 $    10,394,962    $     8,909,555    $    36,370,829
  Accumulation Units Outstanding                                               8,634,571.708      8,434,842.267     58,459,245.481
  Unit Value of Units Outstanding                                            $      1.203877    $      1.056280    $      0.622157

Enhanced 20 bp Reduced Units
  Net Assets                                                                 $       524,095    $       652,690    $     4,935,351
  Accumulation Units Outstanding                                                 432,469.779        613,841.418      7,914,087.233
  Unit Value of Units Outstanding                                            $      1.211866    $      1.063288    $      0.623616

Enhanced 40 bp Reduced Units
  Net Assets                                                                 $       737,626    $       283,651    $     1,292,487
  Accumulation Units Outstanding                                                 604,605.738        264,977.885      2,067,711.996
  Unit Value of Units Outstanding                                            $      1.220012    $      1.070472    $      0.625081

Net Assets attributable to Annuity Contracts on Benefit                      $            --    $            --    $            --
Net Assets attributable to Capital Surplus                                   $     5,398,868    $     5,278,255    $            --


                                                                               INVESCO         CREDIT SUISSE       MORGAN STANLEY
                                                                               GROWTH         SMALL CAP GROWTH   IFT MID CAP GROWTH
                                                                                FUND               FUND               PORTFOLIO
                                                                           ---------------    ----------------   ------------------
                                                                             DIVISION 62         DIVISION 63         DIVISION 64
                                                                           ---------------    ----------------   ------------------
ASSETS:
  Investment in Shares Of Mutual Funds, at Market Value                    $    10,066,511    $     9,196,046      $    11,882,752
  Balance Due From (To) VALIC General Account, Net                                  33,603            296,540               47,020
  Receivable (Payable) For Mutual Fund Sales (Purchases)                           (23,853)          (292,543)             (40,172)
                                                                           ---------------    ---------------      ---------------
Net Assets                                                                 $    10,076,261    $     9,200,043      $    11,889,600
                                                                           ===============    ===============      ===============

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of Reinvestment)   $    10,076,261    $     9,200,043      $    11,889,600
  Reserves For Annuity Contracts On Benefit                                             --                 --                   --
                                                                           ---------------    ---------------      ---------------
Total Contract Owner Reserves                                                   10,076,261          9,200,043           11,889,600

  Capital Surplus                                                                       --                 --                   --
                                                                           ---------------    ---------------      ---------------
Total Contract Owner Reserves and Capital Surplus                          $    10,076,261    $     9,200,043      $    11,889,600
                                                                           ===============    ===============      ===============


Standard Units
  Net Assets                                                               $     8,971,745    $     7,995,608      $    10,133,958
  Accumulation Units Outstanding                                            24,584,502.122     10,327,801.191       16,882,838.926
  Unit Value of Units Outstanding                                          $      0.364935    $      0.774183      $      0.600252

Enhanced 20 bp Reduced Units
  Net Assets                                                               $       829,762    $     1,003,664      $     1,518,863
  Accumulation Units Outstanding                                             2,268,336.719      1,293,375.340        2,524,416.057
  Unit Value of Units Outstanding                                          $      0.365802    $      0.776004      $      0.601669

Enhanced 40 bp Reduced Units
  Net Assets                                                               $       276,926    $       202,163      $       238,421
  Accumulation Units Outstanding                                               755,281.443        259,912.561          395,337.139
  Unit Value of Units Outstanding                                          $      0.366653    $      0.777812      $      0.603082

Net Assets attributable to Annuity Contracts on Benefit                    $            --    $            --      $            --
Net Assets attributable to Capital Surplus                                 $            --    $            --      $            --


                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENT OF NET ASSETS
                         DECEMBER 31, 2001 (CONTINUED)

                                                                                EVERGREEN             SIT               SIT
                                                                             SPECIAL EQUITY        SMALL CAP           MID CAP
                                                                                  FUND            GROWTH FUND        GROWTH FUND
                                                                             ---------------    ---------------    ---------------
                                                                               DIVISION 65        DIVISION 66         DIVISION 67
                                                                             ---------------    ---------------    ---------------
ASSETS:
  Investment in Shares Of Mutual Funds, at Market Value                      $     3,026,870    $    17,414,598    $     4,463,179
  Balance Due From (To) VALIC General Account, Net                                    16,846             49,544             19,287
  Receivable (Payable) For Mutual Fund Sales (Purchases)                             (16,909)           (32,962)           (18,007)
                                                                             ---------------    ---------------    ---------------
Net Assets                                                                   $     3,026,807    $    17,431,180    $     4,464,459
                                                                             ===============    ===============    ===============

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of Reinvestment)     $     3,005,503    $    17,431,180    $     4,464,459
  Reserves For Annuity Contracts On Benefit                                           21,304                 --                 --
                                                                             ---------------    ---------------    ---------------
Total Contract Owner Reserves                                                      3,026,807         17,431,180          4,464,459

  Capital Surplus                                                                         --                 --                 --
                                                                             ---------------    ---------------    ---------------
Total Contract Owner Reserves and Capital Surplus                            $     3,026,807    $    17,431,180    $     4,464,459
                                                                             ===============    ===============    ===============


Standard Units
  Net Assets                                                                 $     2,758,662    $    15,053,119    $     4,164,025
  Accumulation Units Outstanding                                               3,387,135.000     24,486,490.787      7,408,190.468
  Unit Value of Units Outstanding                                            $      0.814453    $      0.614752    $      0.562084

Enhanced 20 bp Reduced Units
  Net Assets                                                                 $       155,925    $     1,964,483    $       251,734
  Accumulation Units Outstanding                                                 191,000.000      3,188,127.829        446,811.393
  Unit Value of Units Outstanding                                            $      0.816361    $      0.616187    $      0.563401

Enhanced 40 bp Reduced Units
  Net Assets                                                                 $        91,459    $       416,548    $        49,304
  Accumulation Units Outstanding                                                 111,771.000        674,431.529         87,305.900
  Unit Value of Units Outstanding                                            $      0.818272    $      0.617629    $      0.564722

Net Assets attributable to Annuity Contracts on Benefit                      $        21,304    $            --    $            --
Net Assets attributable to Capital Surplus                                   $            --    $            --    $            --


                                                                                                    ARIEL          LOU HOLLAND
                                                                                  ARIEL          APPRECIATION         GROWTH
                                                                                  FUND               FUND              FUND
                                                                             ---------------   ---------------    ---------------
                                                                               DIVISION 68       DIVISION 69         DIVISION 70
                                                                             ---------------   ---------------    ---------------
ASSETS:
  Investment in Shares Of Mutual Funds, at Market Value                      $    56,085,040   $    91,219,488    $     3,835,755
  Balance Due From (To) VALIC General Account, Net                                   480,177           493,359             66,742
  Receivable (Payable) For Mutual Fund Sales (Purchases)                            (397,661)         (485,174)           (64,005)
                                                                             ---------------   ---------------    ---------------
Net Assets                                                                   $    56,167,556   $    91,227,673    $     3,838,492
                                                                             ===============   ===============    ===============

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of Reinvestment)     $    56,167,556   $    91,213,921    $     3,838,492
  Reserves For Annuity Contracts On Benefit                                               --            13,752                 --
                                                                             ---------------   ---------------    ---------------
Total Contract Owner Reserves                                                     56,167,556        91,227,673          3,838,492

  Capital Surplus                                                                         --                --                 --
                                                                             ---------------   ---------------    ---------------
Total Contract Owner Reserves and Capital Surplus                            $    56,167,556   $    91,227,673    $     3,838,492
                                                                             ===============   ===============    ===============


Standard Units
  Net Assets                                                                 $    49,693,751   $    82,081,956    $     3,466,316
  Accumulation Units Outstanding                                              39,549,060.997    67,080,699.021      3,980,579.002
  Unit Value of Units Outstanding                                            $      1.256509   $      1.223630    $      0.870807

Enhanced 20 bp Reduced Units
  Net Assets                                                                 $     4,504,934   $     5,865,995    $       309,247
  Accumulation Units Outstanding                                               3,576,908.583     4,782,738.373        354,300.014
  Unit Value of Units Outstanding                                            $      1.259449   $      1.226493    $      0.872840

Enhanced 40 bp Reduced Units
  Net Assets                                                                 $     1,976,893   $     3,278,263    $        63,304
  Accumulation Units Outstanding                                               1,565,993.814     2,666,627.041         72,356.045
  Unit Value of Units Outstanding                                            $      1.262389   $      1.229367    $      0.874898

Net Assets attributable to Annuity Contracts on Benefit                      $            --   $        13,752    $            --
Net Assets attributable to Capital Surplus                                   $            --   $            --    $            --


                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENT OF NET ASSETS
                         DECEMBER 31, 2001 (CONTINUED)

                                                                                DREYFUSS           VALIC COMPANY I
                                                                               BASIC GNMA         BLUE CHIP GROWTH
                                                                                  FUND                  FUND
                                                                             ---------------      ----------------
                                                                               DIVISION 71           DIVISION 72
                                                                             ---------------      ----------------
ASSETS:
  Investment in Shares Of Mutual Funds, at Market Value                      $    23,669,444      $    16,121,375
  Balance Due From (To) VALIC General Account, Net                                   (12,450)              57,172
  Receivable (Payable) For Mutual Fund Sales (Purchases)                             214,893              (56,967)
                                                                             ---------------      ---------------
Net Assets                                                                   $    23,871,887      $    16,121,580
                                                                             ===============      ===============

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of Reinvestment)     $    23,871,887      $    16,115,238
  Reserves For Annuity Contracts On Benefit                                               --                6,342
                                                                             ---------------      ---------------
Total Contract Owner Reserves                                                     23,871,887           16,121,580

  Capital Surplus                                                                         --                   --
                                                                             ---------------      ---------------
Total Contract Owner Reserves and Capital Surplus                            $    23,871,887      $    16,121,580
                                                                             ===============      ===============


Standard Units
  Net Assets                                                                 $    21,561,340      $    14,580,928
   Accumulation Units Outstanding                                             19,563,354.380       18,438,549.572
  Unit Value of Units Outstanding                                            $      1.102129      $      0.790785

Enhanced 20 bp Reduced Units
  Net Assets                                                                 $     1,467,005      $       944,701
   Accumulation Units Outstanding                                              1,327,963.069        1,191,852.117
  Unit Value of Units Outstanding                                            $      1.104703      $      0.792633

Enhanced 40 bp Reduced Units
  Net Assets                                                                 $       845,718      $       591,559
   Accumulation Units Outstanding                                                763,781.184          744,578.378
  Unit Value of Units Outstanding                                            $      1.107278      $      0.794489

 Net Assets attributable to Annuity Contracts on Benefit                     $            --      $         6,342
 Net Assets attributable to Capital Surplus                                  $            --      $            --


                                                                             VALIC COMPANY I      VALIC COMPANY I
                                                                             HEALTH SCIENCES          VALUE
                                                                                  FUND                 FUND
                                                                             ---------------      ---------------
                                                                              DIVISION 73          DIVISION 74(1)
                                                                             ---------------      ---------------
ASSETS:
  Investment in Shares Of Mutual Funds, at Market Value                      $    46,474,088      $    10,000,000
  Balance Due From (To) VALIC General Account, Net                                   148,613           10,000,000
  Receivable (Payable) For Mutual Fund Sales (Purchases)                            (107,296)         (10,000,000)
                                                                             ---------------      ---------------
Net Assets                                                                   $    46,515,405      $    10,000,000
                                                                             ===============      ===============

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of Reinvestment)     $    46,465,502      $            --
  Reserves For Annuity Contracts On Benefit                                           49,903                   --
                                                                             ---------------      ---------------
Total Contract Owner Reserves                                                     46,515,405                   --

  Capital Surplus                                                                         --           10,000,000
                                                                             ---------------      ---------------
Total Contract Owner Reserves and Capital Surplus                            $    46,515,405      $    10,000,000
                                                                             ===============      ===============


Standard Units
  Net Assets                                                                 $    41,451,627      $            --
   Accumulation Units Outstanding                                             45,582,143.727                   --
  Unit Value of Units Outstanding                                            $      0.909383      $      1.000000

Enhanced 20 bp Reduced Units
  Net Assets                                                                 $     4,050,131      $            --
   Accumulation Units Outstanding                                              4,443,383.765                   --
  Unit Value of Units Outstanding                                            $      0.911497      $      1.000000

Enhanced 40 bp Reduced Units
  Net Assets                                                                 $       970,839      $            --
   Accumulation Units Outstanding                                              1,062,608.436                   --
  Unit Value of Units Outstanding                                            $      0.913638      $      1.000000

 Net Assets attributable to Annuity Contracts on Benefit                     $        49,903      $            --
 Net Assets attributable to Capital Surplus                                  $            --      $    10,000,000


                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 2001

                                                                        MARKET        MARKET
UNDERLYING FUND                        DIVISION         SHARES           PRICE         VALUE               COST
---------------                        --------       -----------       ------     --------------      --------------
Capital Conservation Fund                  1              453,227       $ 9.40     $    4,260,333      $    4,270,424
Money Market I Fund                        2            3,824,955         1.00           (480,415)           (480,415)
Mid Cap Index Fund                         4           59,010,291        17.33      1,022,648,329       1,141,368,658
Asset Allocation Fund                      5           16,417,969        11.81        193,896,218         206,808,998
Money Market I Fund                        6          494,574,129         1.00        498,879,498         498,879,498
Capital Conservation Fund                  7            7,016,595         9.40         65,955,990          66,315,095
Government Securities Fund                 8           11,014,951        10.28        113,233,701         112,244,768
Stock Index Fund                          10A          10,884,208        32.42        352,866,024           3,030,787
Stock Index Fund                          10B             869,443        32.42         28,187,345          23,691,035
Stock Index Fund                          10C         115,217,975        32.42      3,735,366,759       2,981,343,762
Stock Index Fund                          10D           1,085,644        32.42         35,196,568         319,327,007
International Equities Fund               11           14,352,296         6.55         94,007,540         115,518,911
Social Awareness Fund                     12           23,837,079        19.11        455,526,579         491,632,875
International Government Bond Fund        13            9,614,688        10.45        100,473,490         106,229,425
Small Cap Index Fund                      14           20,101,517        12.01        241,419,223         301,465,521
Core Equity Fund                          15           64,104,594        12.06        773,101,404       1,043,428,145
Growth & Income Fund                      16           16,215,216        13.64        221,175,540         268,349,924
Science & Technology Fund                 17          128,093,823        12.51      1,602,453,727       3,231,118,740
Small Cap Fund                            18           76,887,297         9.11        700,443,276         760,719,913
Templeton Asset Strategy Fund             19           15,979,449        15.51        247,841,258         309,252,083
International Growth I Fund               20           62,458,940         7.29        455,325,676         603,810,753
Income & Growth Fund                      21           27,802,645         8.89        247,165,516         274,680,880
Vanguard LT Corporate Fund                22           14,499,438         8.68        125,855,125         126,900,114
Vanguard LT Treasury Fund                 23           22,042,442        10.76        237,176,673         237,367,005
Vanguard Windsor II Fund                  24           34,024,484        25.59        870,686,552         970,947,217
Vanguard Wellington Fund                  25           25,140,905        27.26        685,341,059         734,388,302
Putnam New Opportunities Fund             26           19,246,949        40.98        788,739,985       1,228,108,972
Putnam OTC & Emerging Growth Fund         27           33,650,084         7.50        252,375,633         646,636,186
Putnam Global Growth Fund                 28           54,502,905         7.65        416,947,220         713,980,125
Large Cap Growth Fund                     30           84,951,583         6.89        585,316,404         811,550,792
American Century Ultra Fund               31           37,129,925        27.64      1,026,271,137       1,332,431,192
Templeton Foreign Fund                    32           33,635,754         9.25        311,130,726         334,814,303
International Growth II Fund              33            1,595,129        10.10         16,110,801          17,699,321
Small Cap Growth Fund                     35            2,433,846        10.98         26,723,626          29,113,255
Small Cap Value Fund                      36            2,438,052        11.16         27,208,655          27,221,045
Mid Cap Growth Fund                       37            4,118,158         6.45         26,562,120          32,381,108


                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         DECEMBER 31, 2001 (CONTINUED)

                                                                                    MARKET         MARKET
UNDERLYING FUND                                        DIVISION     SHARES          PRICE           VALUE                COST
---------------                                        --------  -------------      ------     ----------------     ----------------
Mid Cap Value Fund                                        38         5,275,836       13.21           69,693,799           70,868,830
Capital Appreciation Fund                                 39         2,375,842        9.37           22,261,643           23,943,012
Large Cap Value Fund                                      40         1,169,882       11.12           13,009,083           13,073,902
Socially Responsible Fund                                 41         1,137,875       10.71           12,186,638           13,185,947
Money Market II Fund                                      44        62,866,311        1.00           62,866,311           62,866,311
Opportunities Fund                                        45           190,070        5.50            1,045,386            1,002,483
Nasdaq-100(R) Index Fund                                  46         4,783,566        4.47           21,382,538           21,962,765
Janus Adviser Worldwide Fund                              47         1,106,732       29.32           32,449,381           36,310,610
Aggressive Growth Lifestyle Fund                          48         2,413,077        8.93           21,548,778           24,085,115
Moderate Growth Lifestyle Fund                            49         3,539,693       10.02           35,467,725           37,449,946
Conservative Growth Lifestyle Fund                        50         2,131,268        9.27           19,756,852           20,949,241
Vanguard Lifestrategy Growth Fund                         52         2,858,735       17.43           49,827,755           51,343,464
Vanguard Lifestrategy Moderate Growth Fund                53         3,679,756       15.93           58,618,506           59,238,663
Vanguard Lifestrategy Conservative Growth Fund            54         1,069,435       14.06           15,036,259           15,140,227
Evergreen Small Cap Equity Income Fund                    55         2,473,385       20.12           49,764,510           46,944,243
Evergreen Growth & Income Fund                            56           105,516       21.65            2,284,413            2,407,243
Evergreen Value Fund - Class A                            57           453,393       17.51            7,938,903            8,573,675
Core Bond Fund                                            58         1,341,670        9.70           13,014,202           13,183,610
Strategic Bond Fund                                       59         1,776,522        9.60           17,054,608           17,169,540
High Yield Bond Fund                                      60         1,924,191        7.86           15,124,142           16,207,124
Janus Fund                                                61         1,729,920       24.60           42,556,025           50,435,873
INVESCO Growth Fund                                       62         3,871,735        2.60           10,066,511           14,449,575
Credit Suisse Small Cap Growth Fund                       63           502,791       18.29            9,196,046            8,596,216
Morgan Stanley IFT Mid Cap Growth Portfolio               64           691,260       17.19           11,882,752           13,108,538
Evergreen Special Equity Fund                             65           274,173       11.04            3,026,870            2,939,266
SIT Small Cap Growth Fund                                 66           690,781       25.21           17,414,598           18,295,650
SIT Mid Cap Growth Fund                                   67           427,099       10.45            4,463,179            4,713,491
Ariel Fund                                                68         1,486,878       37.72           56,085,040           53,135,030
Ariel Appreciation Fund                                   69         2,464,060       37.02           91,219,488           87,546,452
Lou Holland Growth Fund                                   70           232,048       16.53            3,835,755            3,952,019
Dreyfuss Basic GNMA                                       71         1,552,095       15.25           23,669,444           23,698,957
Blue Chip Growth Fund                                     72         2,020,223        7.98           16,121,375           16,777,371
Health Sciences Fund                                      73         5,057,028        9.19           46,474,088           43,994,384
Value Fund                                                74         1,000,000       10.00           10,000,000           10,000,000

                                                                 -------------                 ----------------     ----------------
TOTAL                                                            1,673,899,862                 $ 17,471,731,898     $ 21,014,094,498
                                                                 =============                 ================     ================


                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                               VALIC COMPANY I   VALIC COMPANY I    VALIC COMPANY I
                                                                                   CAPITAL            CAPITAL       MONEY MARKET I
                                                                              CONSERVATION FUND  CONSERVATION FUND        FUND
                                                                              -----------------  -----------------  ---------------
                                                                                  DIVISION 1         DIVISION 7       DIVISION 2
                                                                              -----------------  -----------------  ---------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                                                   $     256,081      $   3,203,727     $     165,314
  Capital Gains Distributions From Mutual Funds                                            --                 --                --
                                                                                -------------      -------------     -------------
Investment Income                                                               $     256,081      $   3,203,727     $     165,314
                                                                                =============      =============     =============

EXPENSES:
  Mortality And Expense Risk Charge                                             $      45,568      $     561,738     $      45,318
  Reimbursements Of Expenses                                                               --                 --                --
                                                                                -------------      -------------     -------------
Net Expenses                                                                           45,568            561,738            45,318
                                                                                -------------      -------------     -------------
Net Investment Income (Loss)                                                    $     210,513      $   2,641,989     $     119,996
                                                                                -------------      -------------     -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net Realized Gain (Loss) On Investments                                       $      (1,764)     $     (26,508)    $          --
  Net Unrealized Appreciation (Depreciation) Of Investments During The Period          91,778            673,585                --
                                                                                -------------      -------------     -------------
Net Realized And Unrealized Gain (Loss) On Investments                          $      90,014      $     647,077     $          --
                                                                                -------------      -------------     -------------

Increase (Decrease) In Net Assets Resulting From Operations                     $     300,527      $   3,289,066     $     119,996
                                                                                =============      =============     =============


                                                                                VALIC COMPANY I    VALIC COMPANY I
                                                                                MONEY MARKET I     MIDCAP INDEX
                                                                                      FUND              FUND
                                                                                ---------------    ---------------
                                                                                  DIVISION 6        DIVISION 4
                                                                                ---------------    ---------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                                                    $  17,904,863     $   7,556,138
  Capital Gains Distributions From Mutual Funds                                             --       103,425,065
                                                                                 -------------     -------------
Investment Income                                                                $  17,904,863     $ 110,981,203
                                                                                 =============     =============

EXPENSES:
  Mortality And Expense Risk Charge                                              $   4,844,654     $   9,587,235
  Reimbursements Of Expenses                                                                --                --
                                                                                 -------------     -------------
Net Expenses                                                                         4,844,654         9,587,235
                                                                                 -------------     -------------
Net Investment Income (Loss)                                                     $  13,060,209     $ 101,393,968
                                                                                 -------------     -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net Realized Gain (Loss) On Investments                                        $          --     $  (6,966,633)
  Net Unrealized Appreciation (Depreciation) Of Investments During The Period               --      (113,749,495)
                                                                                 -------------     -------------
Net Realized And Unrealized Gain (Loss) On Investments                           $          --     $(120,716,128)
                                                                                 -------------     -------------

Increase (Decrease) In Net Assets Resulting From Operations                      $  13,060,209     $ (19,322,160)
                                                                                 =============     =============


                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                FOR THE YEAR ENDED DECEMBER 31, 2001 (CONTINUED)

                                                                                 VALIC COMPANY I  VALIC COMPANY I   VALIC COMPANY I
                                                                                      ASSET         GOVERNMENT       STOCK INDEX
                                                                                 ALLOCATION FUND  SECURITIES FUND        FUND
                                                                                 ---------------  ---------------   ---------------
                                                                                   DIVISION 5       DIVISION 8       DIVISION 10A
                                                                                 ---------------  ---------------   ---------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                                                     $   5,850,249    $   5,222,891     $   3,752,617
  Capital Gains Distributions From Mutual Funds                                       5,303,461               --        13,876,222
                                                                                  -------------    -------------     -------------
Investment Income                                                                 $  11,153,710    $   5,222,891     $  17,628,839
                                                                                  -------------    -------------     -------------

EXPENSES:
  Mortality And Expense Risk Charge                                               $   2,018,266    $   1,024,507     $   3,944,183
  Reimbursements Of Expenses                                                                 --               --                --
                                                                                  -------------    -------------     -------------
Net Expenses                                                                          2,018,266        1,024,507         3,944,183
                                                                                  -------------    -------------     -------------
Net Investment Income (Loss)                                                      $   9,135,444    $   4,198,384     $  13,684,656
                                                                                  -------------    -------------     -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net Realized Gain (Loss) On Investments                                         $    (427,994)   $     216,766     $  19,913,250
  Net Unrealized Appreciation (Depreciation) Of Investments During The Period       (19,862,438)         800,042       (92,929,258)
                                                                                  -------------    -------------     -------------
Net Realized And Unrealized Gain (Loss) On Investments                            $ (20,290,432)   $   1,016,808     $ (73,016,008)
                                                                                  -------------    -------------     -------------

Increase (Decrease) In Net Assets Resulting From Operations                       $ (11,154,988)   $   5,215,192     $ (59,331,352)
                                                                                  =============    =============     =============


                                                                                 VALIC COMPANY I    VALIC COMPANY I
                                                                                  STOCK INDEX         STOCK INDEX
                                                                                      FUND               FUND
                                                                                 ---------------    ---------------
                                                                                  DIVISION 10B       DIVISION 10C
                                                                                 ---------------    ---------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                                                     $     291,718      $  36,998,485
  Capital Gains Distributions From Mutual Funds                                       1,101,793        145,572,362
                                                                                  -------------      -------------
Investment Income                                                                 $   1,393,511      $ 182,570,847
                                                                                  -------------      -------------

EXPENSES:
  Mortality And Expense Risk Charge                                               $      44,526      $  38,045,069
  Reimbursements Of Expenses                                                                 --                 --
                                                                                  -------------      -------------
Net Expenses                                                                             44,526         38,045,069
                                                                                  -------------      -------------
Net Investment Income (Loss)                                                      $   1,348,985      $ 144,525,778
                                                                                  -------------      -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net Realized Gain (Loss) On Investments                                         $     913,425      $  65,090,735
  Net Unrealized Appreciation (Depreciation) Of Investments During The Period        (6,539,136)      (769,060,600)
                                                                                  -------------      -------------
Net Realized And Unrealized Gain (Loss) On Investments                            $  (5,625,711)     $(703,969,865)
                                                                                  -------------      -------------

Increase (Decrease) In Net Assets Resulting From Operations                       $  (4,276,726)     $(559,444,087)
                                                                                  =============      =============


                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                FOR THE YEAR ENDED DECEMBER 31, 2001 (CONTINUED)

                                                                                 VALIC COMPANY I  VALIC COMPANY I   VALIC COMPANY I
                                                                                   STOCK INDEX     INTERNATIONAL    SOCIAL AWARENESS
                                                                                      FUND         EQUITIES FUND          FUND
                                                                                 ---------------  ---------------   ----------------
                                                                                  DIVISION 10D      DIVISION 11       DIVISION 12
                                                                                 ---------------  ---------------   ----------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                                                     $    370,758      $  2,337,228      $  3,714,425
  Capital Gains Distributions From Mutual Funds                                      1,367,458        12,278,876        13,319,921
                                                                                  ------------      ------------      ------------
Investment Income                                                                 $  1,738,216      $ 14,616,104      $ 17,034,346
                                                                                  ------------      ------------      ------------

EXPENSES:
  Mortality And Expense Risk Charge                                               $    390,374      $  1,067,070      $  4,676,747
  Reimbursements Of Expenses                                                                --                --                --
                                                                                  ------------      ------------      ------------
Net Expenses                                                                           390,374         1,067,070         4,676,747
                                                                                                    ------------      ------------
Net Investment Income (Loss)                                                      $  1,347,842      $ 13,549,034      $ 12,357,599
                                                                                  ------------      ------------      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net Realized Gain (Loss) On Investments                                         $  2,670,505      $(48,601,029)     $ (1,050,804)
  Net Unrealized Appreciation (Depreciation) Of Investments During The Period       (9,826,336)        6,817,300       (76,238,025)
                                                                                  ------------      ------------      ------------
Net Realized And Unrealized Gain (Loss) On Investments                            $ (7,155,831)     $(41,783,729)     $(77,288,829)
                                                                                  ------------      ------------      ------------

Increase (Decrease) In Net Assets Resulting From Operations                       $ (5,807,989)     $(28,234,695)     $(64,931,230)
                                                                                  ============      ============      ============


                                                                                VALIC COMPANY I    VALIC COMPANY I
                                                                                INT'L GOVERNMENT   SMALL CAP INDEX
                                                                                   BOND FUND           FUND
                                                                                ----------------   ---------------
                                                                                   DIVISION 13      DIVISION 14
                                                                                ----------------   ---------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                                                     $         --      $  2,679,886
  Capital Gains Distributions From Mutual Funds                                        840,901        31,596,925
                                                                                  ------------      ------------
Investment Income                                                                 $    840,901      $ 34,276,811
                                                                                  ------------      ------------


EXPENSES:
  Mortality And Expense Risk Charge                                               $  1,022,524      $  2,228,615
  Reimbursements Of Expenses                                                                --                --
                                                                                  ------------      ------------
Net Expenses                                                                         1,022,524         2,228,615
                                                                                  ------------      ------------
Net Investment Income (Loss)                                                      $   (181,623)     $ 32,048,196
                                                                                  ------------      ------------


NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net Realized Gain (Loss) On Investments                                         $ (1,753,568)     $(10,092,983)
  Net Unrealized Appreciation (Depreciation) Of Investments During The Period       (1,305,487)      (19,899,736)
                                                                                  ------------      ------------
Net Realized And Unrealized Gain (Loss) On Investments                            $ (3,059,055)     $(29,992,719)
                                                                                  ------------      ------------


Increase (Decrease) In Net Assets Resulting From Operations                       $ (3,240,678)     $  2,055,477
                                                                                  ============      ============


                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                FOR THE YEAR ENDED DECEMBER 31, 2001 (CONTINUED)

                                                                                VALIC COMPANY I   VALIC COMPANY I   VALIC COMPANY I
                                                                                  CORE EQUITY     GROWTH & INCOME      SCIENCE &
                                                                                     FUND              FUND         TECHNOLOGY FUND
                                                                                ---------------   ---------------   ---------------
                                                                                  DIVISION 15       DIVISION 16       DIVISION 17
                                                                                ---------------   ---------------   ---------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                                                   $     3,803,594   $     1,578,145   $            --
  Capital Gains Distributions From Mutual Funds                                              --         3,398,355        95,487,788
                                                                                ---------------   ---------------   ---------------
Investment Income                                                               $     3,803,594   $     4,976,500   $    95,487,788
                                                                                ---------------   ---------------   ---------------

EXPENSES:
  Mortality And Expense Risk Charge                                             $     8,333,488   $     2,325,727   $    18,534,446
  Reimbursements Of Expenses                                                                 --                --                --
                                                                                ---------------   ---------------   ---------------
Net Expenses                                                                          8,333,488         2,325,727        18,534,446
                                                                                ---------------   ---------------   ---------------
Net Investment Income (Loss)                                                    $    (4,529,894)  $     2,650,773   $    76,953,342
                                                                                ---------------   ---------------   ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net Realized Gain (Loss) On Investments                                       $   (38,804,132)  $    (5,852,525)  $  (105,470,216)
  Net Unrealized Appreciation (Depreciation) Of Investments During The Period      (112,619,245)      (25,671,117)   (1,070,626,572)
                                                                                ---------------   ---------------   ---------------
Net Realized And Unrealized Gain (Loss) On Investments                          $  (151,423,377)  $   (31,523,642)  $(1,176,096,788)
                                                                                ---------------   ---------------   ---------------

Increase (Decrease) In Net Assets Resulting From Operations                     $  (155,953,271)  $   (28,872,869)  $(1,099,143,446)
                                                                                ===============   ===============   ===============


                                                                                  VALIC COMPANY I        TEMPLETON
                                                                                    SMALL CAP          ASSET STRATEGY
                                                                                       FUND                 FUND
                                                                                  ---------------      ---------------
                                                                                    DIVISION 18          DIVISION 19
                                                                                  ---------------      ---------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                                                     $            --      $     3,757,322
  Capital Gains Distributions From Mutual Funds                                                --           24,487,829
                                                                                  ---------------      ---------------
Investment Income                                                                 $            --      $    28,245,151
                                                                                  ---------------      ---------------


EXPENSES:
  Mortality And Expense Risk Charge                                               $     6,596,084      $     3,133,949
  Reimbursements Of Expenses                                                                   --                   --
                                                                                  ---------------      ---------------
Net Expenses                                                                            6,596,084            3,133,949
                                                                                  ---------------      ---------------
Net Investment Income (Loss)                                                      $    (6,596,084)     $    25,111,202
                                                                                  ---------------      ---------------


NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net Realized Gain (Loss) On Investments                                         $   (12,929,313)     $   (14,370,986)
  Net Unrealized Appreciation (Depreciation) Of Investments During The Period         (27,485,290)         (41,535,702)
                                                                                  ---------------      ---------------
Net Realized And Unrealized Gain (Loss) On Investments                            $   (40,414,603)     $   (55,906,688)
                                                                                  ---------------      ---------------


Increase (Decrease) In Net Assets Resulting From Operations                       $   (47,010,687)     $   (30,795,486)
                                                                                  ===============      ===============


                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                FOR THE YEAR ENDED DECEMBER 31, 2001 (CONTINUED)

                                                                                 VALIC COMPANY I  VALIC COMPANY I     VANGUARD
                                                                                  INTERNATIONAL   INCOME & GROWTH     LONG-TERM
                                                                                  GROWTH I FUND         FUND        CORPORATE FUND
                                                                                 ---------------  ---------------   --------------
                                                                                   DIVISION 20      DIVISION 21       DIVISION 22
                                                                                 ---------------  ---------------   --------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                                                     $   3,335,273    $   2,205,995    $   6,510,924
  Capital Gains Distributions From Mutual Funds                                              --               --               --
                                                                                  -------------    -------------    -------------
Investment Income                                                                 $   3,335,273    $   2,205,995    $   6,510,924
                                                                                  -------------    -------------    -------------

EXPENSES:
  Mortality And Expense Risk Charge                                               $   5,037,530    $   2,418,883    $   1,203,273
  Reimbursements Of Expenses                                                                 --               --         (250,176)
                                                                                  -------------    -------------    -------------
Net Expenses                                                                          5,037,530        2,418,883          953,097
                                                                                  -------------    -------------    -------------
Net Investment Income (Loss)                                                      $  (1,702,257)   $    (212,888)   $   5,557,827
                                                                                  -------------    -------------    -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net Realized Gain (Loss) On Investments                                         $ (26,327,473)   $  (2,618,201)   $    (142,566)
  Net Unrealized Appreciation (Depreciation) Of Investments During The Period      (143,256,523)     (21,921,133)       1,860,453
                                                                                  -------------    -------------    -------------
Net Realized And Unrealized Gain (Loss) On Investments                            $(169,583,996)   $ (24,539,334)   $   1,717,887
                                                                                  -------------    -------------    -------------

Increase (Decrease) In Net Assets Resulting From Operations                       $(171,286,253)   $ (24,752,222)   $   7,275,714
                                                                                  =============    =============    =============


                                                                                    VANGUARD           VANGUARD
                                                                                    LONG-TERM          WINDSOR II
                                                                                  TREASURY FUND           FUND
                                                                                  -------------      -------------
                                                                                   DIVISION 23        DIVISION 24
                                                                                  -------------      -------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                                                     $  12,209,688      $  17,495,573
  Capital Gains Distributions From Mutual Funds                                              --          5,002,149
                                                                                  -------------      -------------
Investment Income                                                                 $  12,209,688      $  22,497,722
                                                                                  -------------      -------------


EXPENSES:
  Mortality And Expense Risk Charge                                               $   2,697,161      $  10,038,121
  Reimbursements Of Expenses                                                           (550,358)                --
                                                                                  -------------      -------------
Net Expenses                                                                          2,146,803         10,038,121
                                                                                  -------------      -------------
Net Investment Income (Loss)                                                      $  10,062,885      $  12,459,601
                                                                                  -------------      -------------


NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net Realized Gain (Loss) On Investments                                         $      80,061      $  (7,167,999)
  Net Unrealized Appreciation (Depreciation) Of Investments During The Period        (4,041,041)       (44,485,295)
                                                                                  -------------      -------------
Net Realized And Unrealized Gain (Loss) On Investments                            $  (3,960,980)     $ (51,653,294)
                                                                                  -------------      -------------


Increase (Decrease) In Net Assets Resulting From Operations                       $   6,101,905      $ (39,193,693)
                                                                                  =============      =============


                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                FOR THE YEAR ENDED DECEMBER 31, 2001 (CONTINUED)

                                                                                    VANGUARD           PUTNAM          PUTNAM OTC
                                                                                   WELLINGTON     NEW OPPORTUNITIES   & EMERGING
                                                                                      FUND              FUND          GROWTH FUND
                                                                                  -------------   -----------------  -------------
                                                                                   DIVISION 25       DIVISION 26      DIVISION 27
                                                                                  -------------   -----------------  -------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                                                     $  21,215,864     $          --               $-
  Capital Gains Distributions From Mutual Funds                                      26,730,103                --               --
                                                                                  -------------     -------------    -------------
Investment Income                                                                 $  47,945,967     $          --    $          --
                                                                                  -------------     -------------    -------------

EXPENSES:
  Mortality And Expense Risk Charge                                               $   7,582,236     $  10,256,825    $   3,453,454
  Reimbursements Of Expenses                                                                 --        (2,122,644)        (701,513)
                                                                                  -------------     -------------    -------------
Net Expenses                                                                          7,582,236         8,134,181        2,751,941
                                                                                  -------------     -------------    -------------
Net Investment Income (Loss)                                                      $  40,363,731     $  (8,134,181)   $  (2,751,941)
                                                                                  -------------     -------------    -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net Realized Gain (Loss) On Investments                                         $  (3,683,746)    $ (48,344,023)   $(166,210,498)
  Net Unrealized Appreciation (Depreciation) Of Investments During The Period       (18,658,707)     (274,598,873)     (27,729,740)
                                                                                  -------------     -------------    -------------
Net Realized And Unrealized Gain (Loss) On Investments                            $ (22,342,453)    $(322,942,896)   $(193,940,238)
                                                                                  -------------     -------------    -------------

Increase (Decrease) In Net Assets Resulting From Operations                       $  18,021,278     $(331,077,077)   $(196,692,179)
                                                                                  =============     =============    =============


                                                                                     PUTNAM        VALIC COMPANY I
                                                                                 GLOBAL GROWTH     LARGE CAP GROWTH
                                                                                      FUND               FUND
                                                                                 -------------     ----------------
                                                                                   DIVISION 28        DIVISION 30
                                                                                 -------------     ----------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                                                     $          --      $          --
  Capital Gains Distributions From Mutual Funds                                              --                 --
                                                                                  -------------      -------------
Investment Income                                                                 $          --      $          --
                                                                                  -------------      -------------


EXPENSES:
  Mortality And Expense Risk Charge                                               $   5,479,102      $   5,855,767
  Reimbursements Of Expenses                                                         (1,126,518)                --
                                                                                  -------------      -------------
Net Expenses                                                                          4,352,584          5,855,767
                                                                                  -------------      -------------
Net Investment Income (Loss)                                                      $  (4,352,584)     $  (5,855,767)
                                                                                  -------------      -------------


NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net Realized Gain (Loss) On Investments                                         $ (43,037,100)     $ (33,810,696)
  Net Unrealized Appreciation (Depreciation) Of Investments During The Period      (128,343,186)      (140,718,614)
                                                                                  -------------      -------------
Net Realized And Unrealized Gain (Loss) On Investments                            $(171,380,286)     $(174,529,310)
                                                                                  -------------      -------------


Increase (Decrease) In Net Assets Resulting From Operations                       $(175,732,870)     $(180,385,077)
                                                                                  =============      =============


                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                FOR THE YEAR ENDED DECEMBER 31, 2001 (CONTINUED)

                                                                                    AMERICAN       TEMPLETON      VALIC COMPANY II
                                                                                 CENTURY ULTRA       FOREIGN        INTERNATIONAL
                                                                                      FUND            FUND         GROWTH II FUND
                                                                                 --------------   -------------   ----------------
                                                                                   DIVISION 31     DIVISION 32       DIVISION 33
                                                                                 --------------   -------------   ----------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                                                     $          --   $   8,191,453    $      23,813
  Capital Gains Distributions From Mutual Funds                                              --              --               --
                                                                                  -------------   -------------    -------------
Investment Income                                                                 $          --   $   8,191,453    $      23,813
                                                                                  -------------   -------------    -------------

EXPENSES:
  Mortality And Expense Risk Charge                                               $  12,252,988   $   3,849,292    $      77,944
  Reimbursements Of Expenses                                                         (2,156,599)       (780,274)         (21,648)
                                                                                  -------------   -------------    -------------
Net Expenses                                                                         10,096,389       3,069,018           56,296
                                                                                  -------------   -------------    -------------
Net Investment Income (Loss)                                                      $ (10,096,389)  $   5,122,435    $     (32,483)
                                                                                  -------------   -------------    -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net Realized Gain (Loss) On Investments                                         $ (14,660,749)  $  (2,449,593)   $  (2,053,892)
  Net Unrealized Appreciation (Depreciation) Of Investments During The Period      (150,826,206)    (31,770,559)      (1,299,708)
                                                                                  -------------   -------------    -------------
Net Realized And Unrealized Gain (Loss) On Investments                            $(165,486,955)  $ (34,220,152)   $  (3,353,600)
                                                                                  -------------   -------------    -------------

Increase (Decrease) In Net Assets Resulting From Operations                       $(175,583,344)  $ (29,097,717)   $  (3,386,083)
                                                                                  =============   =============    =============


                                                                                VALIC COMPANY II    VALIC COMPANY II
                                                                                SMALL CAP GROWTH    SMALL CAP VALUE
                                                                                      FUND               FUND
                                                                                ----------------    ----------------
                                                                                   DIVISION 35        DIVISION 36
                                                                                ----------------    ----------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                                                     $          --      $     205,613
  Capital Gains Distributions From Mutual Funds                                              --            685,661
                                                                                  -------------      -------------
Investment Income                                                                 $          --      $     891,274
                                                                                  -------------      -------------

EXPENSES:
  Mortality And Expense Risk Charge                                               $     139,009      $     149,725
  Reimbursements Of Expenses                                                            (44,900)           (38,581)
                                                                                  -------------      -------------
Net Expenses                                                                             94,109            111,144
                                                                                  -------------      -------------
Net Investment Income (Loss)                                                      $     (94,109)     $     780,130
                                                                                  -------------      -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net Realized Gain (Loss) On Investments                                         $  (6,870,443)     $    (133,683)
  Net Unrealized Appreciation (Depreciation) Of Investments During The Period           718,693            229,896
                                                                                  -------------      -------------
Net Realized And Unrealized Gain (Loss) On Investments                            $  (6,151,750)     $      96,213
                                                                                  -------------      -------------

Increase (Decrease) In Net Assets Resulting From Operations                       $  (6,245,859)     $     876,343
                                                                                  =============      =============


                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                FOR THE YEAR ENDED DECEMBER 31, 2001 (CONTINUED)

                                                                               VALIC COMPANY II  VALIC COMPANY II  VALIC COMPANY II
                                                                                    MID CAP         MID CAP            CAPITAL
                                                                                  GROWTH FUND     VALUE FUND       APPRECIATION FUND
                                                                               ----------------  ----------------  ----------------
                                                                                  DIVISION 37      DIVISION 38       DIVISION 39
                                                                               ----------------  ----------------  ----------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                                                     $     9,984      $   343,975      $       217
  Capital Gains Distributions From Mutual Funds                                            --        2,162,775               --
                                                                                  -----------      -----------      -----------
Investment Income                                                                 $     9,984      $ 2,506,750      $       217
                                                                                  -----------      -----------      -----------

EXPENSES:
  Mortality And Expense Risk Charge                                               $   147,813      $   431,168      $   132,627
  Reimbursements Of Expenses                                                          (39,065)        (116,053)         (48,001)
                                                                                  -----------      -----------      -----------
Net Expenses                                                                          108,748          315,115           84,626
                                                                                  -----------      -----------      -----------
Net Investment Income (Loss)                                                      $   (98,764)     $ 2,191,635      $   (84,409)
                                                                                  -----------      -----------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net Realized Gain (Loss) On Investments                                         $(1,898,869)     $   345,538      $(7,053,206)
  Net Unrealized Appreciation (Depreciation) Of Investments During The Period      (4,117,000)      (2,362,374)       1,633,763
                                                                                  -----------      -----------      -----------
Net Realized And Unrealized Gain (Loss) On Investments                            $(6,015,869)     $(2,016,836)     $(5,419,443)
                                                                                  -----------      -----------      -----------

Increase (Decrease) In Net Assets Resulting From Operations                       $(6,114,633)     $   174,799      $(5,503,852)
                                                                                  ===========      ===========      ===========


                                                                                                    VALIC COMPANY II
                                                                                VALIC COMPANY II      SOCIALLY
                                                                                LARGE CAP VALUE      RESPONSIBLE
                                                                                      FUND                FUND
                                                                                ----------------    ----------------
                                                                                   DIVISION 40         DIVISION 41
                                                                                ----------------    ----------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                                                     $    88,149         $   109,833
  Capital Gains Distributions From Mutual Funds                                            --                  --
                                                                                  -----------         -----------
Investment Income                                                                 $    88,149         $   109,833
                                                                                  -----------         -----------


EXPENSES:
  Mortality And Expense Risk Charge                                               $    58,289         $    48,204
  Reimbursements Of Expenses                                                          (15,791)            (16,379)
                                                                                  -----------         -----------
Net Expenses                                                                           42,498              31,825
                                                                                  -----------         -----------
Net Investment Income (Loss)                                                      $    45,651         $    78,008
                                                                                  -----------         -----------


NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net Realized Gain (Loss) On Investments                                         $   (18,293)        $  (529,750)
  Net Unrealized Appreciation (Depreciation) Of Investments During The Period        (152,453)         (1,134,043)
                                                                                  -----------         -----------
Net Realized And Unrealized Gain (Loss) On Investments                            $  (170,746)        $(1,663,793)
                                                                                  -----------         -----------


Increase (Decrease) In Net Assets Resulting From Operations                       $  (125,095)        $(1,585,785)
                                                                                  ===========         ===========



                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                FOR THE YEAR ENDED DECEMBER 31, 2001 (CONTINUED)

                                                                               VALIC COMPANY II  VALIC COMPANY I    VALIC COMPANY I
                                                                                MONEY MARKET II   OPPORTUNITIES      NASDAQ-100(R)
                                                                                      FUND            FUND            INDEX FUND
                                                                               ----------------  ---------------    ---------------
                                                                                  DIVISION 44      DIVISION 45        DIVISION 46
                                                                               ----------------  ---------------    ---------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                                                     $ 1,674,359      $        --      $    16,251
  Capital Gains Distributions From Mutual Funds                                            --               --               --
                                                                                  -----------      -----------      -----------
Investment Income                                                                 $ 1,674,359      $        --      $    16,251
                                                                                  -----------      -----------      -----------

EXPENSES:
  Mortality And Expense Risk Charge                                               $   440,970      $     6,715      $   135,515
  Reimbursements Of Expenses                                                         (115,243)              --               --
                                                                                  -----------      -----------      -----------
Net Expenses                                                                          325,727            6,715          135,515
                                                                                  -----------      -----------      -----------
Net Investment Income (Loss)                                                      $ 1,348,632      $    (6,715)     $  (119,264)
                                                                                  -----------      -----------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net Realized Gain (Loss) On Investments                                         $        --      $  (255,745)     $(4,407,447)
  Net Unrealized Appreciation (Depreciation) Of Investments During The Period              --           47,499         (337,621)
                                                                                  -----------      -----------      -----------
Net Realized And Unrealized Gain (Loss) On Investments                            $        --      $  (208,246)     $(4,745,068)
                                                                                  -----------      -----------      -----------

Increase (Decrease) In Net Assets Resulting From Operations                       $ 1,348,632      $  (214,961)     $(4,864,332)
                                                                                  ===========      ===========      ===========


                                                                                     JANUS       VALIC COMPANY II
                                                                                    ADVISER      AGGRESSIVE GROWTH
                                                                                 WORLDWIDE FUND   LIFESTYLE FUND
                                                                                 --------------  -----------------
                                                                                  DIVISION 47      DIVISION 48
                                                                                 --------------  -----------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                                                     $    43,306      $   227,309
  Capital Gains Distributions From Mutual Funds                                            --               --
                                                                                  -----------      -----------
Investment Income                                                                 $    43,306      $   227,309
                                                                                  -----------      -----------


EXPENSES:
  Mortality And Expense Risk Charge                                               $   251,240      $   103,849
  Reimbursements Of Expenses                                                          (50,858)         (29,548)
                                                                                  -----------      -----------
Net Expenses                                                                          200,382           74,301
                                                                                  -----------      -----------
Net Investment Income (Loss)                                                      $  (157,076)     $   153,008
                                                                                  -----------      -----------


NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net Realized Gain (Loss) On Investments                                         $  (175,690)     $(1,062,279)
  Net Unrealized Appreciation (Depreciation) Of Investments During The Period      (3,782,052)      (1,236,264)
                                                                                  -----------      -----------
Net Realized And Unrealized Gain (Loss) On Investments                            $(3,957,742)     $(2,298,543)
                                                                                  -----------      -----------


Increase (Decrease) In Net Assets Resulting From Operations                       $(4,114,818)     $(2,145,535)
                                                                                  ===========      ===========


                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                FOR THE YEAR ENDED DECEMBER 31, 2001 (CONTINUED)

                                                                                                 VALIC COMPANY II    VANGUARD
                                                                              VALIC COMPANY II     CONSERVATIVE    LIFESTRATEGY
                                                                               MODERATE GROWTH        GROWTH          GROWTH
                                                                                LIFESTYLE FUND    LIFESTYLE FUND       FUND
                                                                              ----------------   ----------------  ------------
                                                                                 DIVISION 49       DIVISION 50      DIVISION 52
                                                                              ----------------   ----------------  ------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                                                     $   874,325      $   986,505      $   970,685
  Capital Gains Distributions From Mutual Funds                                           557               --          129,473
                                                                                  -----------      -----------      -----------
Investment Income                                                                 $   874,882      $   986,505      $ 1,100,158
                                                                                  -----------      -----------      -----------

EXPENSES:
  Mortality And Expense Risk Charge                                               $   194,283      $    98,303      $   423,944
  Reimbursements Of Expenses                                                          (59,069)         (27,471)              --
                                                                                  -----------      -----------      -----------
Net Expenses                                                                          135,214           70,832          423,944
                                                                                  -----------      -----------      -----------
Net Investment Income (Loss)                                                      $   739,668      $   915,673      $   676,214
                                                                                  -----------      -----------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net Realized Gain (Loss) On Investments                                         $(2,036,026)     $  (781,969)     $(4,705,318)
  Net Unrealized Appreciation (Depreciation) Of Investments During The Period        (193,595)        (370,940)         (57,611)
                                                                                  -----------      -----------      -----------
Net Realized And Unrealized Gain (Loss) On Investments                            $(2,229,621)     $(1,152,909)     $(4,762,929)
                                                                                  -----------      -----------      -----------

Increase (Decrease) In Net Assets Resulting From Operations                       $(1,489,953)     $  (237,236)     $(4,086,715)
                                                                                  ===========      ===========      ===========


                                                                                                     VANGUARD
                                                                                   VANGUARD        LIFESTRATEGY
                                                                                 LIFESTRATEGY      CONSERVATIVE
                                                                                MODERATE GROWTH       GROWTH
                                                                                     FUND              FUND
                                                                                ---------------   -------------
                                                                                  DIVISION 53       DIVISION 54
                                                                                ---------------   -------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                                                     $ 1,660,270      $   512,241
  Capital Gains Distributions From Mutual Funds                                       169,650           26,783
                                                                                  -----------      -----------
Investment Income                                                                 $ 1,829,920      $   539,024
                                                                                  -----------      -----------


EXPENSES:
  Mortality And Expense Risk Charge                                               $   479,824      $   122,692
  Reimbursements Of Expenses                                                               --               --
                                                                                  -----------      -----------
Net Expenses                                                                          479,824          122,692
                                                                                  -----------      -----------
Net Investment Income (Loss)                                                      $ 1,350,096      $   416,332
                                                                                  -----------      -----------


NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net Realized Gain (Loss) On Investments                                         $(4,137,342)     $  (498,486)
  Net Unrealized Appreciation (Depreciation) Of Investments During The Period         292,512           39,752
                                                                                  -----------      -----------
Net Realized And Unrealized Gain (Loss) On Investments                            $(3,844,830)     $  (458,734)
                                                                                  -----------      -----------


Increase (Decrease) In Net Assets Resulting From Operations                       $(2,494,734)     $   (42,402)
                                                                                  ===========      ===========



                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                FOR THE YEAR ENDED DECEMBER 31, 2001 (CONTINUED)

                                                                                   EVERGREEN        EVERGREEN       EVERGREEN
                                                                                SMALL CAP EQUITY    GROWTH &          VALUE
                                                                                  INCOME FUND      INCOME FUND         FUND
                                                                                ----------------   -----------      -----------
                                                                                  DIVISION 55      DIVISION 56      DIVISION 57
                                                                                ----------------   -----------      -----------
INVESTMENT INCOME:
  Dividends From Mutual Funds                                                     $        --      $        --      $    31,023
  Capital Gains Distributions From Mutual Funds                                       994,032           84,729          697,009
                                                                                  -----------      -----------      -----------
Investment Income                                                                 $   994,032      $    84,729      $   728,032
                                                                                  -----------      -----------      -----------

EXPENSES:
  Mortality And Expense Risk Charge                                               $   283,650      $    14,527      $    52,603
  Reimbursements Of Expenses                                                          (57,757)          (2,949)         (10,718)
                                                                                  -----------      -----------      -----------
Net Expenses                                                                          225,893           11,578           41,885
                                                                                  -----------      -----------      -----------
Net Investment Income (Loss)                                                      $   768,139      $    73,151      $   686,147
                                                                                  -----------      -----------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net Realized Gain (Loss) On Investments                                         $    49,954      $   (63,087)     $   (40,901)
  Net Unrealized Appreciation (Depreciation) Of Investments During The Period       2,773,410         (120,644)        (633,448)
                                                                                  -----------      -----------      -----------
Net Realized And Unrealized Gain (Loss) On Investments                            $ 2,823,364      $  (183,731)     $  (674,349)
                                                                                  -----------      -----------      -----------

Increase (Decrease) In Net Assets Resulting From Operations                       $ 3,591,503      $  (110,580)     $    11,798
                                                                                  ===========      ===========      ===========

                                                                                VALIC COMPANY II  VALIC COMPANY II
                                                                                   CORE BOND       STRATEGIC BOND
                                                                                      FUND              FUND
                                                                                ----------------  ----------------
                                                                                   DIVISION 58      DIVISION 59
                                                                                ----------------  ----------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                                                      $   562,463      $   885,485
  Capital Gains Distributions From Mutual Funds                                         83,913               --
                                                                                   -----------      -----------
Investment Income                                                                  $   646,376      $   885,485
                                                                                   -----------      -----------

EXPENSES:
  Mortality And Expense Risk Charge                                                $    43,046      $    65,765
  Reimbursements Of Expenses                                                           (11,346)         (17,004)
                                                                                   -----------      -----------
Net Expenses                                                                            31,700           48,761
                                                                                   -----------      -----------
Net Investment Income (Loss)                                                       $   614,676      $   836,724
                                                                                   -----------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net Realized Gain (Loss) On Investments                                          $    54,867      $   (42,481)
  Net Unrealized Appreciation (Depreciation) Of Investments During The Period         (115,803)         185,861
                                                                                   -----------      -----------
Net Realized And Unrealized Gain (Loss) On Investments                             $   (60,936)     $   143,380
                                                                                   -----------      -----------

Increase (Decrease) In Net Assets Resulting From Operations                        $   553,740      $   980,104
                                                                                   ===========      ===========

                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                FOR THE YEAR ENDED DECEMBER 31, 2001 (CONTINUED)

                                                                                VALIC COMPANY II                      INVESCO
                                                                                  HIGH YIELD         JANUS            GROWTH
                                                                                  BOND FUND           FUND             FUND
                                                                                ----------------   -----------      -----------
                                                                                  DIVISION 60      DIVISION 61      DIVISION 62
                                                                                ----------------   -----------      -----------
INVESTMENT INCOME:
  Dividends From Mutual Funds                                                     $ 1,270,126      $        --      $        --
  Capital Gains Distributions From Mutual Funds                                            --               --           84,783
                                                                                  -----------      -----------      -----------
Investment Income                                                                 $ 1,270,126      $        --      $    84,783
                                                                                  -----------      -----------      -----------

EXPENSES:
  Mortality And Expense Risk Charge                                               $    75,589      $   334,998      $    98,015
  Reimbursements Of Expenses                                                          (19,269)         (68,488)         (19,948)
                                                                                  -----------      -----------      -----------
Net Expenses                                                                           56,320          266,510           78,067
                                                                                  -----------      -----------      -----------
Net Investment Income (Loss)                                                      $ 1,213,806      $  (266,510)     $     6,716
                                                                                  -----------      -----------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net Realized Gain (Loss) On Investments                                         $  (332,639)     $  (572,880)     $(2,178,842)
  Net Unrealized Appreciation (Depreciation) Of Investments During The Period        (656,280)      (7,531,713)      (4,259,411)
                                                                                  -----------      -----------      -----------
Net Realized And Unrealized Gain (Loss) On Investments                            $  (988,919)     $(8,104,593)     $(6,438,253)
                                                                                  -----------      -----------      -----------

Increase (Decrease) In Net Assets Resulting From Operations                       $   224,887      $(8,371,103)     $(6,431,537)
                                                                                  ===========      ===========      ===========

                                                                                CREDIT SUISSE    MORGAN STANLEY
                                                                                  SMALL CAP    IFT MID CAP GROWTH
                                                                                 GROWTH FUND        PORTFOLIO
                                                                                -------------  ------------------
                                                                                 DIVISION 63      DIVISION 64
                                                                                -------------  ------------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                                                    $        --      $        --
  Capital Gains Distributions From Mutual Funds                                           --               --
                                                                                 -----------      -----------
Investment Income                                                                $        --      $        --
                                                                                 -----------      -----------

EXPENSES:
  Mortality And Expense Risk Charge                                              $    52,395      $    78,309
  Reimbursements Of Expenses                                                         (10,717)         (16,024)
                                                                                 -----------      -----------
Net Expenses                                                                          41,678           62,285
                                                                                 -----------      -----------
Net Investment Income (Loss)                                                     $   (41,678)     $   (62,285)
                                                                                 -----------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net Realized Gain (Loss) On Investments                                        $  (117,924)     $  (262,584)
  Net Unrealized Appreciation (Depreciation) Of Investments During The Period        601,135       (1,147,649)
                                                                                 -----------      -----------
Net Realized And Unrealized Gain (Loss) On Investments                           $   483,211      $(1,410,233)
                                                                                 -----------      -----------

Increase (Decrease) In Net Assets Resulting From Operations                      $   441,533      $(1,472,518)
                                                                                 ===========      ===========

                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                FOR THE YEAR ENDED DECEMBER 31, 2001 (CONTINUED)


                                                     EVERGREEN          SIT               SIT                             ARIEL
                                                  SPECIAL EQUITY  SMALL CAP GROWTH   MID CAP GROWTH       ARIEL        APPRECIATION
                                                       FUND             FUND             FUND             FUND             FUND
                                                  --------------  ----------------   --------------    -----------     ------------
                                                    DIVISION 65      DIVISION 66      DIVISION 67      DIVISION 68      DIVISION 69
                                                  --------------  ----------------   --------------    -----------     ------------
Investment Income:
  Dividends From Mutual Funds                       $        --      $        --      $        --      $   144,667      $   142,522
  Capital Gains Distributions From Mutual Funds              --           24,863           88,017          699,352        1,551,954
                                                    -----------      -----------      -----------      -----------      -----------
Investment Income                                   $        --      $    24,863      $    88,017      $   844,019      $ 1,694,476
                                                    -----------      -----------      -----------      -----------      -----------

EXPENSES:
  Mortality And Expense Risk Charge                 $    15,314      $    88,217      $    23,859      $   234,552      $   400,594
  Reimbursements Of Expenses                             (3,099)         (18,036)          (4,820)         (48,038)         (81,705)
                                                    -----------      -----------      -----------      -----------      -----------
Net Expenses                                             12,215           70,181           19,039          186,514          318,889
                                                    -----------      -----------      -----------      -----------      -----------
Net Investment Income (Loss)                        $   (12,215)     $   (45,318)     $    68,978      $   657,505      $ 1,375,587
                                                    -----------      -----------      -----------      -----------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
  Net Realized Gain (Loss) On Investments           $   (23,067)     $  (167,043)     $  (249,460)     $   126,874      $    85,961
  Net Unrealized Appreciation (Depreciation) Of
    Investments During The Period                        86,857         (871,356)        (240,498)       2,942,822        3,663,972
                                                    -----------      -----------      -----------      -----------      -----------
Net Realized And Unrealized Gain (Loss) On
  Investments                                       $    63,790      $(1,038,399)     $  (489,958)     $ 3,069,696      $ 3,749,933
                                                    -----------      -----------      -----------      -----------      -----------

Increase (Decrease) In Net Assets Resulting
  From Operations                                   $    51,575      $(1,083,717)     $  (420,980)     $ 3,727,201      $ 5,125,520
                                                    ===========      ===========      ===========      ===========      ===========



                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                FOR THE YEAR ENDED DECEMBER 31, 2001 (CONTINUED)


                                                  LOU HOLLAND        DREYFUSS     VALIC COMPANY I  VALIC COMPANY I   VALIC COMPANY I
                                                    GROWTH         BASIC GNMA    BLUE CHIP GROWTH  HEALTH SCIENCES       VALUE
                                                     FUND              FUND            FUND             FUND             FUND
                                                  -----------      -----------   ----------------  ---------------   ---------------
                                                  DIVISION 70      DIVISION 71      DIVISION 72      DIVISION 73      DIVISION 74(1)
                                                  -----------      -----------   ----------------  ---------------   ---------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                     $        --      $   597,882      $    13,243      $     1,248      $        --
  Capital Gains Distributions From Mutual Funds       250,904               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Investment Income                                 $   250,904      $   597,882      $    13,243      $     1,248      $        --
                                                  -----------      -----------      -----------      -----------      -----------

EXPENSES:
  Mortality And Expense Risk Charge               $    20,234      $   134,222      $   101,245      $   232,539      $        --
  Reimbursements Of Expenses                           (4,102)         (27,321)              --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Net Expenses                                           16,132          106,901          101,245          232,539               --
                                                  -----------      -----------      -----------      -----------      -----------
Net Investment Income (Loss)                      $   234,772      $   490,981      $   (88,002)     $  (231,291)     $        --
                                                  -----------      -----------      -----------      -----------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
  Net Realized Gain (Loss) On Investments         $   (95,208)     $    40,726      $  (239,482)     $  (158,446)     $        --
  Net Unrealized Appreciation (Depreciation) Of
    Investments During The Period                    (125,699)         (32,033)        (631,642)       2,399,584               --
                                                  -----------      -----------      -----------      -----------      -----------
Net Realized And Unrealized Gain (Loss) On
  Investments                                     $  (220,907)     $     8,693      $  (871,124)     $ 2,241,138      $        --
                                                  -----------      -----------      -----------      -----------      -----------

Increase (Decrease) In Net Assets Resulting
  From Operations                                 $    13,865      $   499,674      $  (959,126)     $ 2,009,847      $        --
                                                  ===========      ===========      ===========      ===========      ===========

(1) Fund commenced operations on December 31, 2001.


                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                             VALIC COMPANY I                 VALIC COMPANY I
                                                                          CAPITAL CONSERVATION            CAPITAL CONSERVATION
                                                                                  FUND                           FUND
                                                                      ----------------------------    ----------------------------
                                                                               DIVISION 1                      DIVISION 7
                                                                      ----------------------------    ----------------------------
                                                                         FOR THE         FOR THE         FOR THE         FOR THE
                                                                       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                          2001            2000            2001            2000
                                                                      ------------    ------------    ------------    ------------

OPERATIONS:
  Net investment income (loss)                                        $    210,513    $    267,216    $  2,641,989    $  2,689,525
  Net realized gain (loss) on investments                                   (1,764)       (102,056)        (26,508)       (900,335)
  Net unrealized appreciation (depreciation) of investments
    during the period                                                       91,778         132,114         673,585       1,907,630
                                                                      ------------    ------------    ------------    ------------
Increase (decrease) in net assets resulting from operations           $    300,527    $    297,274    $  3,289,066    $  3,696,820
                                                                      ------------    ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
  Purchase payments                                                   $     47,007    $     42,865    $  5,958,331    $  3,322,698
  Surrenders of accumulation units by terminations and withdrawals        (299,722)       (659,552)     (3,999,409)     (4,935,566)
  Annuity benefit payments                                                    (519)           (532)             --              --
  Amounts transferred from (to) VALIC General Account, net                (410,516)       (265,299)     13,795,918      (6,652,164)
  Return of capital to VALIC                                                    --              --              --              --
  Capital contributed by VALIC                                                  --              --              --              --
                                                                      ------------    ------------    ------------    ------------
  Increase (decrease) in net assets resulting from principal
    transactions                                                      $   (663,750)   $   (882,518)   $ 15,754,840    $ (8,265,032)
                                                                      ------------    ------------    ------------    ------------
Total increase (decrease) in net assets                                   (363,223)       (585,244)     19,043,906      (4,568,212)

NET ASSETS:
Beginning of period                                                      4,618,059       5,203,303      46,955,796      51,524,008
                                                                      ------------    ------------    ------------    ------------
End of period                                                         $  4,254,836    $  4,618,059    $ 65,999,702    $ 46,955,796
                                                                      ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation units for purchase payments received                         11,957          15,340       1,704,718       1,505,124
  Decrease for surrendered contracts                                       (61,385)       (175,671)     (1,436,306)     (2,273,285)
  Increase (decrease) for transfers - interdivision and from (to)
         VALIC general account, net                                       (108,005)        (93,067)      5,696,813      (3,325,211)
                                                                      ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding                                  (157,433)       (253,398)      5,965,225      (4,093,372)
Accumulation units at beginning of period                                1,162,015       1,415,413      20,656,355      24,749,727
                                                                      ------------    ------------    ------------    ------------
Accumulation units at end of period                                      1,004,582       1,162,015      26,621,580      20,656,355
                                                                      ============    ============    ============    ============

ENHANCED UNITS -20BP
  Accumulation units for purchase payments received                             --              --          61,595          17,064
  Decrease for surrendered contracts                                            --              --         (24,993)        (18,017)
  Increase (decrease) for transfers - interdivision and from (to)
         VALIC general account, net                                             --              --         457,864         147,326
                                                                      ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding                                        --              --         494,466         146,373
Accumulation units at beginning of period                                       --              --         241,853          95,480
                                                                      ------------    ------------    ------------    ------------
Accumulation units at end of period                                             --              --         736,319         241,853
                                                                      ============    ============    ============    ============

ENHANCED UNITS -40BP
  Accumulation units for purchase payments received                             --              --          43,363          34,086
  Decrease for surrendered contracts                                            --              --          (9,402)        (18,767)
  Increase (decrease) for transfers - interdivision and from (to)
         VALIC general account, net                                             --              --         178,194          (9,077)
                                                                      ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding                                        --              --         212,155           6,242
Accumulation units at beginning of period                                       --              --         200,998         194,756
                                                                      ------------    ------------    ------------    ------------
Accumulation units at end of period                                             --              --         413,153         200,998
                                                                      ============    ============    ============    ============


                                                                            VALIC COMPANY I                 VALIC COMPANY I
                                                                          MONEY MARKET I FUND             MONEY MARKET I FUND
                                                                                 FUND                            FUND
                                                                      ----------------------------    ----------------------------
                                                                               DIVISION 2                      DIVISION 6
                                                                      ----------------------------    ----------------------------
                                                                         FOR THE         FOR THE         FOR THE         FOR THE
                                                                       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                         2001             2000            2001            2000
                                                                      ------------    ------------    ------------    ------------

OPERATIONS:
  Net investment income (loss)                                        $    119,996    $    228,583    $ 13,060,209    $ 21,522,658
  Net realized gain (loss) on investments                                       --              --              --              --
  Net unrealized appreciation (depreciation) of investments
    during the period                                                           --              --              --              --
                                                                      ------------    ------------    ------------    ------------
Increase (decrease) in net assets resulting from operations           $    119,996    $    228,583    $ 13,060,209    $ 21,522,658
                                                                      ------------    ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
  Purchase payments                                                   $     89,589    $     33,852    $154,833,174    $148,434,751
  Surrenders of accumulation units by terminations and withdrawals        (652,104)       (469,439)    (76,855,506)    (99,415,922)
  Annuity benefit payments                                                      --              --          (1,633)         (1,621)
  Amounts transferred from (to) VALIC General Account, net                 (37,056)        331,812     (91,274,769)    (30,658,180)
  Return of capital to VALIC                                                    --              --              --              --
  Capital contributed by VALIC                                                  --              --              --              --
                                                                      ------------    ------------    ------------    ------------
  Increase (decrease) in net assets resulting from principal
    transactions                                                      $   (599,571)   $   (103,775)   $(13,298,734)   $ 18,359,028
                                                                      ------------    ------------    ------------    ------------
Total increase (decrease) in net assets                                   (479,575)        124,808        (238,525)     39,881,686

NET ASSETS:
Beginning of period                                                      4,303,894       4,179,086     495,237,530     455,355,844
                                                                      ------------    ------------    ------------    ------------
End of period                                                         $  3,824,319    $  4,303,894    $494,999,005    $495,237,530
                                                                      ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation units for purchase payments received                         32,502          13,538      65,153,759      68,218,866
  Decrease for surrendered contracts                                      (232,843)       (178,127)    (36,494,875)    (50,409,051)
  Increase (decrease) for transfers - interdivision and from (to)
         VALIC general account, net                                        (14,673)        134,104     (44,725,417)    (11,632,979)
                                                                      ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding                                  (215,014)        (30,485)    (16,066,533)      6,176,836
Accumulation units at beginning of period                                1,601,984       1,632,469     240,116,959     233,940,123
                                                                      ------------    ------------    ------------    ------------
Accumulation units at end of period                                      1,386,970       1,601,984     224,050,426     240,116,959
                                                                      ============    ============    ============    ============

ENHANCED UNITS -20BP
  Accumulation units for purchase payments received                             --              --       5,805,307       1,054,846
  Decrease for surrendered contracts                                            --              --      (1,680,527)       (377,305)
  Increase (decrease) for transfers - interdivision and from (to)
         VALIC general account, net                                             --              --       4,299,325         897,704
                                                                      ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding                                        --              --       8,424,105       1,575,245
Accumulation units at beginning of period                                       --              --      11,188,908       9,613,663
                                                                      ------------    ------------    ------------    ------------
Accumulation units at end of period                                             --              --      19,613,013      11,188,908
                                                                      ============    ============    ============    ============

ENHANCED UNITS -40BP
  Accumulation units for purchase payments received                             --              --       2,919,926       3,464,938
  Decrease for surrendered contracts                                            --              --      (1,051,488)     (2,101,718)
  Increase (decrease) for transfers - interdivision and from (to)
         VALIC general account, net                                             --              --      (1,421,529)       (165,168)
                                                                      ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding                                        --              --         446,909       1,198,052
Accumulation units at beginning of period                                       --              --       8,885,219       7,687,167
                                                                      ------------    ------------    ------------    ------------
Accumulation units at end of period                                             --              --       9,332,128       8,885,219
                                                                      ============    ============    ============    ============


                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                            VALIC COMPANY I                VALIC COMPANY I
                                                                             MIDCAP INDEX                 ASSET ALLOCATION
                                                                                 FUND                            FUND
                                                                     ----------------------------    ----------------------------
                                                                              DIVISION 4                      DIVISION 5
                                                                     ----------------------------    ----------------------------
                                                                       FOR THE         FOR THE         FOR THE         FOR THE
                                                                      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                        2001             2000            2001            2000
                                                                     ------------    ------------    ------------    ------------
OPERATIONS:
  Net Investment Income (Loss)                                     $  101,393,968    $217,621,782    $  9,135,444    $ 23,480,993
  Net Realized Gain (Loss) On Investments                              (6,966,633)     36,259,218        (427,994)      9,998,010
  Net Unrealized Appreciation (Depreciation) Of Investments
    During The Period                                                (113,749,495)   (122,677,101)    (19,862,438)    (41,598,665)
                                                                   --------------    ------------    ------------    ------------
 Increase (Decrease) In Net Assets Resulting From Operations       $  (19,322,160)   $131,203,899    $(11,154,988)   $ (8,119,662)
                                                                   --------------    ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                $   92,558,782    $ 55,873,374    $ 12,083,418    $ 13,330,260
  Surrenders Of Accumulation Units By Terminations And Withdrawals    (63,854,079)    (69,363,660)    (15,813,791)    (19,851,542)
  Annuity Benefit Payments                                                (47,624)        (39,069)        (21,765)        (22,415)
  Amounts Transferred From (To) VALIC General Account, Net             19,086,563         206,045     (11,507,904)    (25,906,569)
  Return Of Capital To VALIC                                                   --              --              --              --
  Capital Contributed By VALIC                                                 --              --              --              --
                                                                   --------------    ------------    ------------    ------------
  Increase (Decrease) In Net Assets Resulting From Principal
    Transactions                                                   $   47,743,642    $(13,323,310)   $(15,260,042)   $(32,450,266)
                                                                   --------------    ------------    ------------    ------------
Total Increase (Decrease) In Net Assets                                28,421,482     117,880,589     (26,415,030)    (40,569,928)

NET ASSETS:
Beginning Of Period                                                   994,756,789     876,876,200     220,484,210     261,054,138
                                                                   --------------    ------------    ------------    ------------
End Of Period                                                      $1,023,178,271    $994,756,789    $194,069,180    $220,484,210
                                                                   ==============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                    12,047,012       8,352,926       2,311,824       3,264,542
  Decrease For Surrendered Contracts                                   (8,612,065)    (10,598,028)     (3,368,447)     (4,639,385)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                       (82,657)     (2,846,247)     (3,182,552)     (6,906,247)
                                                                   --------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                3,352,290      (5,091,349)     (4,239,175)     (8,281,090)
Accumulation Units At Beginning Of Period                             146,197,467     151,288,816      52,959,577      61,240,667
                                                                   --------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                   149,549,757     146,197,467      48,720,402      52,959,577
                                                                   ==============    ============    ============    ============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                       699,094         147,930         110,401         100,331
  Decrease For Surrendered Contracts                                     (106,183)        (27,313)        (41,185)        (17,397)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                     2,504,586       1,395,835         217,923         322,250
                                                                   --------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                3,097,497       1,516,452         287,139         405,184
Accumulation Units At Beginning Of Period                               2,040,360         523,908       1,078,319         673,135
                                                                   --------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                     5,137,857       2,040,360       1,365,458       1,078,319
                                                                   ==============    ============    ============    ============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                       743,716         439,935         151,125         157,851
  Decrease For Surrendered Contracts                                     (170,626)       (129,517)        (94,427)        (85,779)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                       131,515         499,605         (46,190)        (46,685)
                                                                   --------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                  704,605         810,023          10,508          25,387
Accumulation Units At Beginning Of Period                               2,054,748       1,244,725         541,967         516,580
                                                                   --------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                     2,759,353       2,054,748         552,475         541,967
                                                                   ==============    ============    ============    ============


                                                                            VALIC COMPANY I                 VALIC COMPANY I
                                                                         GOVERNMENT SECURITIES                STOCK INDEX
                                                                                 FUND                            FUND
                                                                     ----------------------------    ----------------------------
                                                                              DIVISION 8                      DIVISION 10A
                                                                     ----------------------------    ----------------------------
                                                                       FOR THE         FOR THE         FOR THE         FOR THE
                                                                      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                         2001            2000            2001           2000
                                                                     ------------    ------------    ------------    ------------
Operations:
  Net Investment Income (Loss)                                       $  4,198,384    $  4,266,605    $ 13,684,656    $  11,802,671
  Net Realized Gain (Loss) On Investments                                 216,766      (1,248,563)     19,913,250       58,100,954
  Net Unrealized Appreciation (Depreciation) Of Investments
    During The Period                                                     800,042       6,463,950     (92,929,258)    (249,839,012)
                                                                     ------------    ------------    ------------    -------------
 Increase (Decrease) In Net Assets Resulting From Operations         $  5,215,192    $  9,481,992    $(59,331,352)   $(179,935,387)
                                                                     ------------    ------------    ------------    -------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                  $ 10,207,160    $  6,735,913    $  2,627,094    $   3,294,326
  Surrenders Of Accumulation Units By Terminations And Withdrawals     (8,544,768)     (7,779,036)    (36,272,628)     (49,985,638)
  Annuity Benefit Payments                                                     --              --      (1,457,019)      (2,195,774)
  Amounts Transferred From (To) VALIC General Account, Net             14,798,223     (10,154,685)    (20,852,857)     106,867,959
  Return Of Capital To VALIC                                                   --              --              --               --
  Capital Contributed By VALIC                                                 --              --              --               --
                                                                     ------------    ------------    ------------    -------------
  Increase (Decrease) In Net Assets Resulting From Principal
    Transactions                                                     $ 16,460,615    $(11,197,808)   $(55,955,410)   $  57,980,873
                                                                     ------------    ------------    ------------    -------------
Total Increase (Decrease) In Net Assets                                21,675,807      (1,715,816)   (115,286,762)    (121,954,514)

NET ASSETS:
Beginning Of Period                                                    91,588,963      93,304,779     468,168,774      590,123,288
                                                                     ------------    ------------    ------------    -------------
End Of Period                                                        $113,264,770    $ 91,588,963    $352,882,012    $ 468,168,774
                                                                     ============    ============    ============    =============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                     3,027,070       3,067,979         138,992           99,474
  Decrease For Surrendered Contracts                                   (2,979,730)     (3,648,203)     (1,525,839)      (1,908,463)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                     5,258,101      (5,508,659)     (1,117,859)        (656,556)
                                                                     ------------    ------------    ------------    -------------
Increase (Decrease) In Units Outstanding                                5,305,441      (6,088,883)     (2,504,706)      (2,465,545)
Accumulation Units At Beginning Of Period                              39,203,845      45,292,728      18,955,830       21,421,375
                                                                     ------------    ------------    ------------    -------------
Accumulation Units At End Of Period                                    44,509,286      39,203,845      16,451,124       18,955,830
                                                                     ============    ============    ============    =============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                       172,428          63,909              --               --
  Decrease For Surrendered Contracts                                      (80,100)         (4,349)             --               --
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                     1,123,626         521,152              --               --
                                                                     ------------    ------------    ------------    -------------
Increase (Decrease) In Units Outstanding                                1,215,954         580,712              --               --
Accumulation Units At Beginning Of Period                                 824,249         243,537              --               --
                                                                     ------------    ------------    ------------    -------------
Accumulation Units At End Of Period                                     2,040,203         824,249              --               --
                                                                     ============    ============    ============    =============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                        63,779          54,419              --               --
  Decrease For Surrendered Contracts                                      (43,217)        (20,978)             --               --
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                       248,728        (131,733)             --              --
                                                                     ------------    ------------    ------------    -------------
Increase (Decrease) In Units Outstanding                                  269,290         (98,292)             --               --
Accumulation Units At Beginning Of Period                                 240,490         338,782              --               --
                                                                     ------------    ------------    ------------    -------------
Accumulation Units At End Of Period                                       509,780         240,490              --               --
                                                                     ============    ============    ============    =============


                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                        VALIC COMPANY I                     VALIC COMPANY I
                                                                         STOCK INDEX                         STOCK INDEX
                                                                            FUND                                FUND
                                                               --------------------------------    --------------------------------
                                                                         DIVISION 10B                         DIVISION 10C
                                                               --------------------------------    --------------------------------
                                                                   FOR THE           FOR THE           FOR THE           FOR THE
                                                                 YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                                DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                                    2001              2000              2001             2000
                                                               --------------    --------------    --------------    --------------

OPERATIONS:
  Net Investment Income (Loss)                                 $    1,348,985    $    1,091,343    $  144,525,778    $  111,594,209
  Net Realized Gain (Loss) On Investments                             913,425         4,671,415        65,090,735       134,471,258
  Net Unrealized Appreciation (Depreciation) Of Investments
    During The Period                                              (6,539,136)       (8,576,276)     (769,060,600)     (602,906,183)
                                                               --------------    --------------    --------------    --------------
 Increase (Decrease) In Net Assets Resulting From Operations   $   (4,276,726)   $   (2,813,518)   $ (559,444,087)   $ (356,840,716)
                                                               --------------    --------------    --------------    --------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                            $      102,216    $      348,753    $  480,339,725    $  550,630,980
  Surrenders Of Accumulation Units By Terminations And
    Withdrawals                                                    (1,826,902)       (4,760,119)     (265,622,934)     (332,057,103)
  Annuity Benefit Payments                                           (224,974)         (332,461)         (369,756)         (375,012)
  Amounts Transferred From (To) VALIC General Account, Net           (821,620)       (2,539,436)     (173,745,060)     (157,534,704)
  Return Of Capital To VALIC                                               --                --                --                --
  Capital Contributed By VALIC                                             --                --                --                --
                                                               --------------    --------------    --------------    --------------
  Increase (Decrease) In Net Assets Resulting From Principal
    Transactions                                               $   (2,771,280)   $   (7,283,263)   $   40,601,975    $   60,664,161
                                                               --------------    --------------    --------------    --------------
Total Increase (Decrease) In Net Assets                            (7,048,006)      (10,096,781)     (518,842,112)     (296,176,555)

NET ASSETS:
Beginning Of Period                                                35,221,323        45,318,104     4,256,926,295     4,553,102,850
                                                               --------------    --------------    --------------    --------------
End Of Period                                                  $   28,173,317    $   35,221,323    $3,738,084,183    $4,256,926,295
                                                               ==============    ==============    ==============    ==============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                     3,335             7,099        76,883,841       106,069,942
  Decrease For Surrendered Contracts                                  (50,848)         (113,409)      (45,189,822)      (55,968,481)
  Increase (Decrease) For Transfers - Interdivision And From
         (To) VALIC General Account, Net                              (26,204)          (30,395)      (43,212,508)      (33,083,152)
                                                               --------------    --------------    --------------    --------------
Increase (Decrease) In Units Outstanding                              (73,717)         (136,705)      (11,518,489)       17,018,309
Accumulation Units At Beginning Of Period                             868,910         1,005,615       783,994,005       766,975,696
                                                               --------------    --------------    --------------    --------------
Accumulation Units At End Of Period                                   795,193           868,910       772,475,516       783,994,005
                                                               ==============    ==============    ==============    ==============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                        --                --         7,002,601         2,042,764
  Decrease For Surrendered Contracts                                       --                --        (1,853,129)      (15,057,141)
  Increase (Decrease) For Transfers - Interdivision And From
         (To) VALIC General Account, Net                                   --                --        11,924,444        26,784,691
                                                               --------------    --------------    --------------    --------------
Increase (Decrease) In Units Outstanding                                   --                --        17,073,916        13,770,314
Accumulation Units At Beginning Of Period                                  --                --        32,626,172        18,855,858
                                                               --------------    --------------    --------------    --------------
Accumulation Units At End Of Period                                        --                --        49,700,088        32,626,172
                                                               ==============    ==============    ==============    ==============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                        --                --         3,348,215         3,340,212
  Decrease For Surrendered Contracts                                       --                --          (844,472)         (982,376)
  Increase (Decrease) For Transfers - Interdivision And From
         (To) VALIC General Account, Net                                   --                --          (380,906)         (449,878)
                                                               --------------    --------------    --------------    --------------
Increase (Decrease) In Units Outstanding                                   --                --         2,122,837         1,907,958
Accumulation Units At Beginning Of Period                                  --                --        13,545,949        11,637,991
                                                               --------------    --------------    --------------    --------------
Accumulation Units At End Of Period                                        --                --        15,668,786        13,545,949
                                                               ==============    ==============    ==============    ==============


                                                                             VALIC COMPANY I                  VALIC COMPANY I
                                                                               STOCK INDEX               INTERNATIONAL EQUITIES
                                                                                  FUND                            FUND
                                                                      ----------------------------    ----------------------------
                                                                               DIVISION 10D                    DIVISION 11
                                                                      ----------------------------    ----------------------------
                                                                        FOR THE         FOR THE         FOR THE         FOR THE
                                                                       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                          2001            2000            2001           2000
                                                                      ------------    ------------    ------------    ------------

Operations:
  Net Investment Income (Loss)                                        $  1,347,842    $  1,184,210    $ 13,549,034    $ 15,605,597
  Net Realized Gain (Loss) On Investments                                2,670,505       8,620,639     (48,601,029)      3,225,740
  Net Unrealized Appreciation (Depreciation) Of Investments
    During The Period                                                   (9,826,336)    (14,070,038)      6,817,300     (48,585,868)
                                                                      ------------    ------------    ------------    ------------
 Increase (Decrease) In Net Assets Resulting From Operations          $ (5,807,989)   $ (4,265,189)   $(28,234,695)   $(29,754,531)
                                                                      ------------    ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                   $    299,504    $    491,129    $  8,513,866    $ 10,904,521
  Surrenders Of Accumulation Units By Terminations And Withdrawals      (3,499,521)     (4,689,054)     (6,801,211)    (13,012,565)
  Annuity Benefit Payments                                                 (15,975)        (19,407)        (17,773)        (21,869)
  Amounts Transferred From (To) VALIC General Account, Net              (1,862,236)     (4,829,556)     (9,262,655)    (15,301,515)
  Return Of Capital To VALIC                                                    --              --              --              --
  Capital Contributed By VALIC                                                  --              --              --              --
                                                                      ------------    ------------    ------------    ------------
  Increase (Decrease) In Net Assets Resulting From Principal
    Transactions                                                      $ (5,078,228)   $ (9,046,888)   $ (7,567,773)   $(17,431,428)
                                                                      ------------    ------------    ------------    ------------
Total Increase (Decrease) In Net Assets                                (10,886,217)    (13,312,077)    (35,802,468)    (47,185,959)

NET ASSETS:
Beginning Of Period                                                     46,079,532      59,391,609     129,851,409     177,037,368
                                                                      ------------    ------------    ------------    ------------
End Of Period                                                         $ 35,193,315    $ 46,079,532    $ 94,048,941    $129,851,409
                                                                      ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                         35,844          39,387       5,282,095       5,061,421
  Decrease For Surrendered Contracts                                      (344,060)       (478,732)     (4,225,781)     (7,416,865)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                       (306,389)       (356,906)     (7,754,340)     (8,720,329)
                                                                      ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                  (614,605)       (796,251)     (6,698,026)    (11,075,773)
Accumulation Units At Beginning Of Period                                5,062,272       5,858,523      83,339,570      94,415,343
                                                                      ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                      4,447,667       5,062,272      76,641,544      83,339,570
                                                                      ============    ============    ============    ============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                             --              --         301,276         237,688
  Decrease For Surrendered Contracts                                            --              --         (82,905)       (128,718)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                             --              --       1,073,826       1,080,998
                                                                      ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                        --              --       1,292,197       1,189,968
Accumulation Units At Beginning Of Period                                       --              --       1,538,819         348,851
                                                                      ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                             --              --       2,831,016       1,538,819
                                                                      ============    ============    ============    ============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                             --              --          82,013          41,354
  Decrease For Surrendered Contracts                                            --              --         (16,871)        (11,128)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                             --              --           4,112        (104,071)
                                                                      ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                        --              --          69,254         (73,845)
Accumulation Units At Beginning Of Period                                       --              --         200,791         274,636
                                                                      ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                             --              --         270,045         200,791
                                                                      ============    ============    ============    ============



                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)




                                                                            VALIC COMPANY I                 VALIC COMPANY I
                                                                           SOCIAL AWARENESS              INT'L GOVERNMENT BOND
                                                                                 FUND                            FUND
                                                                     ----------------------------    ----------------------------
                                                                              DIVISION 12                     DIVISION 13
                                                                     ----------------------------    ----------------------------
                                                                       FOR THE         FOR THE         FOR THE         FOR THE
                                                                      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                        2001             2000            2001            2000
                                                                     ------------    ------------    ------------    ------------


OPERATIONS:
  Net Investment Income (Loss)                                       $ 12,357,599    $ 11,352,349    $   (181,623)   $  2,264,136
  Net Realized Gain (Loss) On Investments                              (1,050,804)     24,019,324      (1,753,568)    (10,488,454)
  Net Unrealized Appreciation (Depreciation) Of Investments
    During The Period                                                 (76,238,025)   (103,242,859)     (1,305,487)      1,075,379
                                                                     ------------    ------------    ------------    ------------
 Increase (Decrease) In Net Assets Resulting From Operations         $(64,931,230)   $(67,871,186)   $ (3,240,678)   $ (7,148,939)
                                                                     ------------    ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                  $ 60,451,218    $ 80,603,512    $ 10,622,842    $ 14,147,261
  Surrenders Of Accumulation Units By Terminations And Withdrawals    (29,348,538)    (38,400,405)     (7,204,398)    (15,614,317)
  Annuity Benefit Payments                                                (28,160)        (32,490)         (2,067)         (2,552)
  Amounts Transferred From (To) VALIC General Account, Net            (41,926,280)    (61,467,687)    (11,957,023)    (26,435,013)
  Return Of Capital To VALIC                                                   --              --              --              --
  Capital Contributed By VALIC                                                 --              --              --              --
                                                                     ------------    ------------    ------------    ------------
  Increase (Decrease) In Net Assets Resulting From Principal
    Transactions                                                     $(10,851,760)   $(19,297,070)   $ (8,540,646)   $(27,904,621)
                                                                     ------------    ------------    ------------    ------------
Total Increase (Decrease) In Net Assets                               (75,782,990)    (87,168,256)    (11,781,324)    (35,053,560)


NET ASSETS:
Beginning Of Period                                                   531,753,012     618,921,268     112,283,053     147,336,613
                                                                     ------------    ------------    ------------    ------------
End Of Period                                                        $455,970,022    $531,753,012    $100,501,729    $112,283,053
                                                                     ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                    14,097,339      20,365,917       5,352,095      11,451,182
  Decrease For Surrendered Contracts                                   (6,706,197)     (8,452,216)     (3,965,653)     (9,804,819)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                   (13,868,276)    (17,807,539)    (10,023,931)    (20,698,718)
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                               (6,477,134)     (5,893,838)     (8,637,489)    (19,052,355)
Accumulation Units At Beginning Of Period                             130,333,155     136,226,993      71,084,248      90,136,603
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                   123,856,021     130,333,155      62,446,759      71,084,248
                                                                     ============    ============    ============    ============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                     1,135,853         290,250         487,117         101,811
  Decrease For Surrendered Contracts                                     (264,691)     (2,334,174)        (66,492)       (744,053)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                     2,490,890       3,418,863       2,403,173       1,444,501
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                3,362,052       1,374,939       2,823,798         802,259
Accumulation Units At Beginning Of Period                               4,403,285       3,028,346       1,861,115       1,058,856
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                     7,765,337       4,403,285       4,684,913       1,861,115
                                                                     ============    ============    ============    ============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                       102,239         132,377          45,816          30,762
  Decrease For Surrendered Contracts                                      (80,656)        (72,982)        (56,310)        (26,557)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                       (52,958)        (37,438)         16,158         (20,344)
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                  (31,375)         21,957           5,664         (16,139)
Accumulation Units At Beginning Of Period                                 653,150         631,193         292,521         308,660
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                       621,775         653,150         298,185         292,521
                                                                     ============    ============    ============    ============


                                                                         VALIC COMPANY I                   VALIC COMPANY I
                                                                         SMALL CAP INDEX                    CORE EQUITY
                                                                              FUND                             FUND
                                                               --------------------------------    --------------------------------
                                                                           DIVISION 14                      DIVISION 15
                                                               --------------------------------    --------------------------------
                                                                   FOR THE           FOR THE           FOR THE           FOR THE
                                                                 YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                                DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                                    2001              2000              2001              2000
                                                               --------------    --------------    --------------    --------------

Operations:
  Net Investment Income (Loss)                                 $   32,048,196    $   28,180,463    $   (4,529,894)   $  322,374,324
  Net Realized Gain (Loss) On Investments                         (10,092,983)       10,330,744       (38,804,132)       75,965,323
  Net Unrealized Appreciation (Depreciation) Of Investments
    During The Period                                             (19,899,736)      (49,440,681)     (112,619,245)     (475,687,298)
                                                               --------------    --------------    --------------    --------------
 Increase (Decrease) In Net Assets Resulting From Operations   $    2,055,477    $  (10,929,474)   $ (155,953,271)   $  (77,347,651)
                                                               --------------    --------------    --------------    --------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                            $   23,490,104    $   19,440,494    $   88,522,752    $  118,292,511
  Surrenders Of Accumulation Units By Terminations And
    Withdrawals                                                   (15,442,446)      (18,596,425)      (57,885,644)      (83,877,004)
  Annuity Benefit Payments                                            (17,043)          (16,992)          (38,138)          (45,378)
  Amounts Transferred From (To) VALIC General Account, Net          4,264,605        (3,794,926)      (86,472,920)     (190,037,038)
  Return Of Capital To VALIC                                               --                --                --                --
  Capital Contributed By VALIC                                             --                --                --                --
                                                               --------------    --------------    --------------    --------------
  Increase (Decrease) In Net Assets Resulting From Principal
    Transactions                                               $   12,295,220    $   (2,967,849)   $  (55,873,950)   $ (155,666,909)
                                                               --------------    --------------    --------------    --------------
Total Increase (Decrease) In Net Assets                            14,350,697       (13,897,323)     (211,827,221)     (233,014,560)


NET ASSETS:
Beginning Of Period                                               227,274,973       241,172,296       985,647,844     1,218,662,404
                                                               --------------    --------------    --------------    --------------
End Of Period                                                  $  241,625,670    $  227,274,973    $  773,820,623    $  985,647,844
                                                               ==============    ==============    ==============    ==============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                 7,070,217         6,840,735        35,064,243        49,862,011
  Decrease For Surrendered Contracts                               (5,330,569)       (6,986,624)      (21,280,399)      (30,786,493)
  Increase (Decrease) For Transfers - Interdivision And From
        (To) VALIC General Account, Net                               484,025        (3,099,111)      (48,332,718)      (82,015,083)
                                                               --------------    --------------    --------------    --------------
Increase (Decrease) In Units Outstanding                            2,223,673        (3,245,000)      (34,548,874)      (62,939,565)
Accumulation Units At Beginning Of Period                          90,786,183        94,031,183       397,168,720       460,108,285
                                                               --------------    --------------    --------------    --------------
Accumulation Units At End Of Period                                93,009,856        90,786,183       362,619,846       397,168,720
                                                               ==============    ==============    ==============    ==============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                   465,433           221,479         2,131,749           580,736
  Decrease For Surrendered Contracts                                  (79,458)          (31,622)         (733,668)       (6,178,071)
  Increase (Decrease) For Transfers - Interdivision And From
        (To) VALIC General Account, Net                             1,957,078         1,046,995         6,740,655         8,188,241
                                                               --------------    --------------    --------------    --------------
Increase (Decrease) In Units Outstanding                            2,343,053         1,236,852         8,138,736         2,590,906
Accumulation Units At Beginning Of Period                           1,758,979           522,127        10,968,138         8,377,232
                                                               --------------    --------------    --------------    --------------
Accumulation Units At End Of Period                                 4,102,032         1,758,979        19,106,874        10,968,138
                                                               ==============    ==============    ==============    ==============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                   360,251           330,955           461,253           463,208
  Decrease For Surrendered Contracts                                  (80,798)          (76,568)         (219,374)         (261,439)
  Increase (Decrease) For Transfers - Interdivision And From
        (To) VALIC General Account, Net                                79,128           233,274          (273,133)         (434,231)
                                                               --------------    --------------    --------------    --------------
Increase (Decrease) In Units Outstanding                              358,581           487,661           (31,254)         (232,462)
Accumulation Units At Beginning Of Period                           1,437,650           949,989         2,802,135         3,034,597
                                                               --------------    --------------    --------------    --------------
Accumulation Units At End Of Period                                 1,796,231         1,437,650         2,770,881         2,802,135
                                                               ==============    ==============    ==============    ==============


                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                    VALIC COMPANY I                       VALIC COMPANY I
                                                                     GROWTH & INCOME                    SCIENCE & TECHNOLOGY
                                                                          FUND                                  FUND
                                                           ----------------------------------    ----------------------------------
                                                                       DIVISION 16                           DIVISION 17
                                                           ----------------------------------    ----------------------------------
                                                                FOR THE            FOR THE            FOR THE            FOR THE
                                                              YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                             DECEMBER 31,       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                                                 2001              2000                2001               2000
                                                           ---------------    ---------------    ---------------    ---------------

OPERATIONS:
  Net Investment Income (Loss)                             $     2,650,773    $    51,085,135    $    76,953,342    $   620,352,906
  Net Realized Gain (Loss) On Investments                       (5,852,525)        19,323,823       (105,470,216)        82,098,661
  Net Unrealized Appreciation (Depreciation) Of
    Investments During The Period                              (25,671,117)      (107,083,342)    (1,070,626,572)    (2,085,361,983)
                                                           ---------------    ---------------    ---------------    ---------------
 Increase (Decrease) In Net Assets Resulting From
   Operations                                              $   (28,872,869)   $   (36,674,384)   $(1,099,143,446)   $(1,382,910,416)
                                                           ---------------    ---------------    ---------------    ---------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                        $    21,931,680    $    27,898,259    $   345,401,271    $   480,068,756
  Surrenders Of Accumulation Units By Terminations And
    Withdrawals                                                (17,781,845)       (24,860,139)      (111,764,237)      (248,006,050)
  Annuity Benefit Payments                                         (10,763)           (10,470)           (60,211)          (102,119)
  Amounts Transferred From (To) VALIC General Account, Net     (19,395,933)       (37,467,705)      (132,852,832)       341,461,590
  Return Of Capital To VALIC                                            --                 --                 --                 --
  Capital Contributed By VALIC                                          --                 --                 --                 --
                                                           ---------------    ---------------    ---------------    ---------------
  Increase (Decrease) In Net Assets Resulting From
    Principal Transactions                                 $   (15,256,861)   $   (34,440,055)   $   100,723,991    $   573,422,177
                                                           ---------------    ---------------    ---------------    ---------------
Total Increase (Decrease) In Net Assets                        (44,129,730)       (71,114,439)      (998,419,455)      (809,488,239)

NET ASSETS:
Beginning Of Period                                            265,509,071        336,623,510      2,601,953,856      3,411,442,095
                                                           ---------------    ---------------    ---------------    ---------------
End Of Period                                              $   221,379,341    $   265,509,071    $ 1,603,534,401    $ 2,601,953,856
                                                           ===============    ===============    ===============    ===============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received              8,193,480         10,027,033         99,941,733         84,872,257
  Decrease For Surrendered Contracts                            (6,553,698)        (9,346,988)       (29,542,344)       (37,876,177)
  Increase (Decrease) For Transfers - Interdivision And
         From (To) VALIC General Account, Net                  (10,635,621)       (14,991,004)       (53,044,660)        29,578,383
                                                           ---------------    ---------------    ---------------    ---------------
Increase (Decrease) In Units Outstanding                        (8,995,839)       (14,310,959)        17,354,729         76,574,463
Accumulation Units At Beginning Of Period                      110,018,242        124,329,201        594,274,024        517,699,561
                                                           ---------------    ---------------    ---------------    ---------------
Accumulation Units At End Of Period                            101,022,403        110,018,242        611,628,753        594,274,024
                                                           ===============    ===============    ===============    ===============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                327,212            239,585          8,491,858          1,830,123
  Decrease For Surrendered Contracts                              (163,333)           (87,011)        (1,360,673)        (8,722,305)
  Increase (Decrease) For Transfers - Interdivision And
         From (To) VALIC General Account, Net                    1,635,734            712,264         10,845,971         19,598,532
                                                           ---------------    ---------------    ---------------    ---------------
Increase (Decrease) In Units Outstanding                         1,799,613            864,838         17,977,156         12,706,350
Accumulation Units At Beginning Of Period                        1,525,459            660,621         24,450,402         11,744,052
                                                           ---------------    ---------------    ---------------    ---------------
Accumulation Units At End Of Period                              3,325,072          1,525,459         42,427,558         24,450,402
                                                           ===============    ===============    ===============    ===============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                150,268            188,457          1,358,585            641,497
  Decrease For Surrendered Contracts                               (68,538)           (60,399)          (398,094)          (698,260)
  Increase (Decrease) For Transfers - Interdivision And
         From (To) VALIC General Account, Net                      (45,536)           (87,268)          (147,164)           830,638
                                                           ---------------    ---------------    ---------------    ---------------
Increase (Decrease) In Units Outstanding                            36,194             40,790            813,327            773,875
Accumulation Units At Beginning Of Period                          745,693            704,903          4,060,355          3,286,480
                                                           ---------------    ---------------    ---------------    ---------------
Accumulation Units At End Of Period                                781,887            745,693          4,873,682          4,060,355
                                                           ===============    ===============    ===============    ===============


                                                                     VALIC COMPANY I                          TEMPLETON
                                                                        SMALL CAP                          ASSET STRATEGY
                                                                          FUND                                  FUND
                                                           ----------------------------------    ----------------------------------
                                                                       DIVISION 18                           DIVISION 19
                                                           ----------------------------------    ----------------------------------
                                                                FOR THE            FOR THE            FOR THE            FOR THE
                                                              YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                             DECEMBER 31,       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                                                2001               2000                2001               2000
                                                           ---------------    ---------------    ---------------    ---------------

Operations:
  Net Investment Income (Loss)                             $    (6,596,084)   $    (7,974,636)   $    25,111,202    $    53,968,382
  Net Realized Gain (Loss) On Investments                      (12,929,313)       286,794,458        (14,370,986)         2,341,007
  Net Unrealized Appreciation (Depreciation) Of
    Investments During The Period                              (27,485,290)      (215,000,925)       (41,535,702)       (59,158,641)
                                                           ---------------    ---------------    ---------------    ---------------
 Increase (Decrease) In Net Assets Resulting From
   Operations                                              $   (47,010,687)   $    63,818,897    $   (30,795,486)   $    (2,849,252)
                                                           ---------------    ---------------    ---------------    ---------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                        $    61,533,167    $    62,780,881    $    23,971,806    $    26,932,029
  Surrenders Of Accumulation Units By Terminations And
    Withdrawals                                                (45,180,156)       (63,498,705)       (19,302,940)       (25,367,938)
  Annuity Benefit Payments                                         (26,725)           (22,669)           (28,671)           (32,299)
  Amounts Transferred From (To) VALIC General Account, Net     (38,670,675)       (72,341,550)       (14,099,163)       (34,103,938)
  Return Of Capital To VALIC                                            --                 --                 --                 --
  Capital Contributed By VALIC                                          --                 --                 --                 --
                                                           ---------------    ---------------    ---------------    ---------------
  Increase (Decrease) In Net Assets Resulting From
    Principal Transactions                                 $   (22,344,389)   $   (73,082,043)   $    (9,458,968)   $   (32,572,146)
                                                           ---------------    ---------------    ---------------    ---------------
Total Increase (Decrease) In Net Assets                        (69,355,076)        (9,263,146)       (40,254,454)       (35,421,398)

NET ASSETS:
Beginning Of Period                                            770,343,052        779,606,198        288,256,998        323,678,396
                                                           ---------------    ---------------    ---------------    ---------------
End Of Period                                              $   700,987,976    $   770,343,052    $   248,002,544    $   288,256,998
                                                           ===============    ===============    ===============    ===============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received             23,832,962         26,734,336          8,180,801         10,310,052
  Decrease For Surrendered Contracts                           (17,161,289)       (25,744,851)        (7,170,000)       (11,128,744)
  Increase (Decrease) For Transfers - Interdivision And
         From (To) VALIC General Account, Net                  (21,841,708)       (38,110,489)        (7,598,057)       (15,787,924)
                                                           ---------------    ---------------    ---------------    ---------------
Increase (Decrease) In Units Outstanding                       (15,170,035)       (37,121,004)        (6,587,256)       (16,606,616)
Accumulation Units At Beginning Of Period                      314,734,469        351,855,473        120,660,042        137,266,658
                                                           ---------------    ---------------    ---------------    ---------------
Accumulation Units At End Of Period                            299,564,434        314,734,469        114,072,786        120,660,042
                                                           ===============    ===============    ===============    ===============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                993,831            312,539            319,315             77,748
  Decrease For Surrendered Contracts                              (344,196)           (75,397)           (73,924)           (13,722)
  Increase (Decrease) For Transfers - Interdivision And
         From (To) VALIC General Account, Net                    4,794,102          2,416,578          1,669,103            660,898
                                                           ---------------    ---------------    ---------------    ---------------
Increase (Decrease) In Units Outstanding                         5,443,737          2,653,720          1,914,494            724,924
Accumulation Units At Beginning Of Period                        4,699,805          2,046,085          1,210,593            485,669
                                                           ---------------    ---------------    ---------------    ---------------
Accumulation Units At End Of Period                             10,143,542          4,699,805          3,125,087          1,210,593
                                                           ===============    ===============    ===============    ===============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received              1,659,788            563,756          2,127,382          3,250,945
  Decrease For Surrendered Contracts                            (1,613,646)        (1,886,323)          (928,303)        (1,821,117)
  Increase (Decrease) For Transfers - Interdivision And
         From (To) VALIC General Account, Net                   (1,652,327)         3,102,027         (1,557,059)        (1,520,679)
                                                           ---------------    ---------------    ---------------    ---------------
Increase (Decrease) In Units Outstanding                        (1,606,185)         1,779,460           (357,980)           (90,851)
Accumulation Units At Beginning Of Period                       25,448,674         23,669,214         18,398,345         18,489,196
                                                           ---------------    ---------------    ---------------    ---------------
Accumulation Units At End Of Period                             23,842,489         25,448,674         18,040,365         18,398,345
                                                           ===============    ===============    ===============    ===============


                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                       VALIC COMPANY I                   VALIC COMPANY I
                                                                   INTERNATIONAL GROWTH I                INCOME & GROWTH
                                                                            FUND                              FUND
                                                               ------------------------------    ------------------------------
                                                                         DIVISION 20                       DIVISION 21
                                                               ------------------------------    ------------------------------
                                                                   FOR THE          FOR THE          FOR THE          FOR THE
                                                                 YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                                DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                    2001             2000             2001             2000
                                                               -------------    -------------    -------------    -------------


OPERATIONS:
  Net Investment Income (Loss)                                 $  (1,702,257)   $  97,528,455    $    (212,888)   $     403,617
  Net Realized Gain (Loss) On Investments                        (26,327,473)     (14,071,384)      (2,618,201)     (15,637,390)
  Net Unrealized Appreciation (Depreciation) Of
    Investments During The Period                               (143,256,523)    (124,968,633)     (21,921,133)       6,520,778
                                                               -------------    -------------    -------------    -------------
 Increase (Decrease) In Net Assets Resulting From Operations   $(171,286,253)   $ (41,511,562)   $ (24,752,222)   $  (8,712,995)
                                                               -------------    -------------    -------------    -------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                            $  50,030,691    $  63,464,773    $  38,570,377    $  39,379,704
  Surrenders Of Accumulation Units By Terminations And
    Withdrawals                                                  (36,827,852)     (57,585,341)     (17,054,094)     (22,362,774)
  Annuity Benefit Payments                                           (21,583)         (23,913)          (6,621)          (4,969)
  Amounts Transferred From (To) VALIC General Account, Net       (38,169,888)    (131,596,798)     (12,333,515)       7,931,951
  Return Of Capital To VALIC                                              --               --               --               --
  Capital Contributed By VALIC                                            --               --               --               --
                                                               -------------    -------------    -------------    -------------
  Increase (Decrease) In Net Assets Resulting From Principal
    Transactions                                               $ (24,988,632)   $(125,741,279)   $   9,176,147    $  24,943,912
                                                               -------------    -------------    -------------    -------------
Total Increase (Decrease) In Net Assets                         (196,274,885)    (167,252,841)     (15,576,075)      16,230,917

NET ASSETS:
Beginning Of Period                                              651,899,525      819,152,366      263,139,310      246,908,393
                                                               -------------    -------------    -------------    -------------
End Of Period                                                  $ 455,624,640    $ 651,899,525    $ 247,563,235    $ 263,139,310
                                                               =============    =============    =============    =============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received               23,762,669       27,858,379       18,522,280       28,409,750
  Decrease For Surrendered Contracts                             (17,617,102)     (26,825,529)      (8,772,415)     (13,384,289)
  Increase (Decrease) For Transfers - Interdivision And
         From (To) VALIC General Account, Net                    (30,158,364)     (66,065,398)     (16,162,881)      (3,345,774)
                                                               -------------    -------------    -------------    -------------
Increase (Decrease) In Units Outstanding                         (24,012,797)     (65,032,548)      (6,413,016)      11,679,687
Accumulation Units At Beginning Of Period                        307,144,232      372,176,780      158,568,077      146,888,390
                                                               -------------    -------------    -------------    -------------
Accumulation Units At End Of Period                              283,131,435      307,144,232      152,155,061      158,568,077
                                                               =============    =============    =============    =============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                1,101,651          221,612        3,802,322          700,655
  Decrease For Surrendered Contracts                                (331,355)         (73,075)        (838,648)      (5,503,925)
  Increase (Decrease) For Transfers - Interdivision And
         From (To) VALIC General Account, Net                      7,938,490        1,970,064        8,986,106        8,335,626
                                                               -------------    -------------    -------------    -------------
Increase (Decrease) In Units Outstanding                           8,708,786        2,118,601       11,949,780        3,532,356
Accumulation Units At Beginning Of Period                          4,203,091        2,084,490        9,899,817        6,367,461
                                                               -------------    -------------    -------------    -------------
Accumulation Units At End Of Period                               12,911,877        4,203,091       21,849,597        9,899,817
                                                               =============    =============    =============    =============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                2,633,790        3,386,658          712,506          780,176
  Decrease For Surrendered Contracts                              (1,018,651)      (1,825,284)        (159,321)        (205,564)
  Increase (Decrease) For Transfers - Interdivision And
         From (To) VALIC General Account, Net                     (1,634,094)      (1,592,137)        (122,626)         (71,736)
                                                               -------------    -------------    -------------    -------------
Increase (Decrease) In Units Outstanding                             (18,955)         (30,763)         430,559          502,876
Accumulation Units At Beginning Of Period                         19,499,174       19,529,937        2,733,233        2,230,357
                                                               -------------    -------------    -------------    -------------
Accumulation Units At End Of Period                               19,480,219       19,499,174        3,163,792        2,733,233
                                                               =============    =============    =============    =============


                                                                           VANGUARD                          VANGUARD
                                                                      LONG-TERM CORPORATE               LONG-TERM TREASURY
                                                                             FUND                              FUND
                                                                ------------------------------    ------------------------------
                                                                          DIVISION 22                       DIVISION 23
                                                                ------------------------------    ------------------------------
                                                                    FOR THE          FOR THE          FOR THE          FOR THE
                                                                  YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                                 DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                     2001             2000             2001             2000
                                                                -------------    -------------    -------------    -------------


Operations:
  Net Investment Income (Loss)                                  $   5,557,827    $   4,047,520    $  10,062,885    $   7,565,059
  Net Realized Gain (Loss) On Investments                            (142,566)      (1,893,045)          80,061       (3,383,592)
  Net Unrealized Appreciation (Depreciation) Of
    Investments During The Period                                   1,860,453        4,808,488       (4,041,041)      21,896,611
                                                                -------------    -------------    -------------    -------------
 Increase (Decrease) In Net Assets Resulting From Operations    $   7,275,714    $   6,962,963    $   6,101,905    $  26,078,078
                                                                -------------    -------------    -------------    -------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                             $  22,036,030    $  12,239,675    $  44,884,779    $  28,499,545
  Surrenders Of Accumulation Units By Terminations And
    Withdrawals                                                    (7,738,890)      (6,516,431)     (16,721,652)     (12,946,151)
  Annuity Benefit Payments                                             (3,508)          (3,165)          (2,185)            (545)
  Amounts Transferred From (To) VALIC General Account, Net         29,674,298       (6,493,340)       6,363,587       12,914,750
  Return Of Capital To VALIC                                               --               --               --               --
  Capital Contributed By VALIC                                             --               --               --               --
                                                                -------------    -------------    -------------    -------------
  Increase (Decrease) In Net Assets Resulting From Principal
    Transactions                                                $  43,967,930    $    (773,261)   $  34,524,529    $  28,467,599
                                                                -------------    -------------    -------------    -------------
Total Increase (Decrease) In Net Assets                            51,243,644        6,189,702       40,626,434       54,545,677

NET ASSETS:
Beginning Of Period                                                74,628,458       68,438,756      196,864,288      142,318,611
                                                                -------------    -------------    -------------    -------------
End Of Period                                                   $ 125,872,102    $  74,628,458    $ 237,490,722    $ 196,864,288
                                                                =============    =============    =============    =============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                 8,108,456       12,670,742       18,411,716       26,744,597
  Decrease For Surrendered Contracts                               (4,028,136)      (4,835,582)      (8,854,368)      (9,294,537)
  Increase (Decrease) For Transfers - Interdivision And
         From (To) VALIC General Account, Net                      20,891,996       (9,269,629)       5,907,426         (520,747)
                                                                -------------    -------------    -------------    -------------
Increase (Decrease) In Units Outstanding                           24,972,316       (1,434,469)      15,464,774       16,929,313
Accumulation Units At Beginning Of Period                          48,181,776       49,616,245      127,031,428      110,102,115
                                                                -------------    -------------    -------------    -------------
Accumulation Units At End Of Period                                73,154,092       48,181,776      142,496,202      127,031,428
                                                                =============    =============    =============    =============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                 1,318,501          154,459        2,586,495          460,645
  Decrease For Surrendered Contracts                                 (313,126)      (3,802,161)        (765,007)      (6,244,531)
  Increase (Decrease) For Transfers - Interdivision And
         From (To) VALIC General Account, Net                       3,752,280        4,223,808        5,010,256        8,383,197
                                                                -------------    -------------    -------------    -------------
Increase (Decrease) In Units Outstanding                            4,757,655          576,106        6,831,744        2,599,311
Accumulation Units At Beginning Of Period                           4,636,431        4,060,325       10,177,993        7,578,682
                                                                -------------    -------------    -------------    -------------
Accumulation Units At End Of Period                                 9,394,086        4,636,431       17,009,737       10,177,993
                                                                =============    =============    =============    =============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                   987,611          982,614          634,763          411,531
  Decrease For Surrendered Contracts                                 (268,350)        (518,869)        (134,931)        (199,090)
  Increase (Decrease) For Transfers - Interdivision And
         From (To) VALIC General Account, Net                         907,473         (465,738)         308,252          145,741
                                                                -------------    -------------    -------------    -------------
Increase (Decrease) In Units Outstanding                            1,626,734           (1,993)         808,084          358,182
Accumulation Units At Beginning Of Period                           3,872,413        3,874,406        1,825,127        1,466,945
                                                                -------------    -------------    -------------    -------------
Accumulation Units At End Of Period                                 5,499,147        3,872,413        2,633,211        1,825,127
                                                                =============    =============    =============    =============


                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)



                                                                         VANGUARD                            VANGUARD
                                                                        WINDSOR II                          WELLINGTON
                                                                           FUND                                FUND
                                                             --------------------------------    --------------------------------
                                                                        DIVISION 24                         DIVISION 25
                                                             --------------------------------    --------------------------------
                                                                FOR THE           FOR THE           FOR THE           FOR THE
                                                               YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                              DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                                 2001               2000              2001              2000
                                                             --------------    --------------    --------------    --------------


OPERATIONS:
  Net Investment Income (Loss)                               $   12,459,601    $   40,383,541    $   40,363,731    $   41,885,263
  Net Realized Gain (Loss) On Investments                        (7,167,999)      (12,910,069)       (3,683,746)       (3,860,826)
  Net Unrealized Appreciation (Depreciation) Of
    Investments During The Period                               (44,485,295)       68,985,834       (18,658,707)        7,788,693
                                                             --------------    --------------    --------------    --------------
 Increase (Decrease) In Net Assets Resulting From
   Operations                                                $  (39,193,693)   $   96,459,306    $   18,021,278    $   45,813,130
                                                             --------------    --------------    --------------    --------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                          $  148,608,800    $  128,437,430    $  106,948,001    $   91,879,820
  Surrenders Of Accumulation Units By Terminations And
    Withdrawals                                                 (50,265,026)      (58,838,674)      (43,324,576)      (46,079,104)
  Annuity Benefit Payments                                          (25,001)          (12,626)          (29,490)          (21,538)
  Amounts Transferred From (To) VALIC General Account, Net       48,043,339      (134,740,497)       37,142,323       (94,442,506)
  Return Of Capital To VALIC                                             --                --                --                --
  Capital Contributed By VALIC                                           --                --                --                --
                                                             --------------    --------------    --------------    --------------
  Increase (Decrease) In Net Assets Resulting From
    Principal Transactions                                   $  146,362,112    $  (65,154,367)   $  100,736,258    $  (48,663,328)
                                                             --------------    --------------    --------------    --------------
Total Increase (Decrease) In Net Assets                         107,168,419        31,304,939       118,757,536        (2,850,198)

NET ASSETS:
Beginning Of Period                                             764,160,197       732,855,258       567,194,678       570,044,876
                                                             --------------    --------------    --------------    --------------
End Of Period                                                $  871,328,616    $  764,160,197    $  685,952,214    $  567,194,678
                                                             ==============    ==============    ==============    ==============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received              57,546,801        93,138,387        38,902,341        81,385,567
  Decrease For Surrendered Contracts                            (21,357,982)      (34,209,465)      (17,306,793)      (27,813,731)
  Increase (Decrease) For Transfers - Interdivision And
         From (To) VALIC General Account, Net                    28,644,790      (107,440,906)       19,301,655       (87,834,418)
                                                             --------------    --------------    --------------    --------------
Increase (Decrease) In Units Outstanding                         64,833,609       (48,511,984)       40,897,203       (34,262,582)
Accumulation Units At Beginning Of Period                       378,017,315       426,529,299       294,438,826       328,701,408
                                                             --------------    --------------    --------------    --------------
Accumulation Units At End Of Period                             442,850,924       378,017,315       335,336,029       294,438,826
                                                             ==============    ==============    ==============    ==============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received               5,831,134           966,961         5,992,949           864,417
  Decrease For Surrendered Contracts                             (1,380,521)      (19,871,196)       (1,525,061)      (26,926,085)
  Increase (Decrease) For Transfers - Interdivision And
         From (To) VALIC General Account, Net                     7,973,828        22,228,050        10,712,253        27,551,693
                                                             --------------    --------------    --------------    --------------
Increase (Decrease) In Units Outstanding                         12,424,441         3,323,815        15,180,141         1,490,025
Accumulation Units At Beginning Of Period                        24,169,868        20,846,053        29,685,842        28,195,817
                                                             --------------    --------------    --------------    --------------
Accumulation Units At End Of Period                              36,594,309        24,169,868        44,865,983        29,685,842
                                                             ==============    ==============    ==============    ==============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received               4,434,597         5,241,844         2,875,928         3,359,842
  Decrease For Surrendered Contracts                               (923,977)       (1,200,185)         (898,591)         (962,300)
  Increase (Decrease) For Transfers - Interdivision And
         From (To) VALIC General Account, Net                     1,006,456        (4,325,963)          682,570        (2,468,270)
                                                             --------------    --------------    --------------    --------------
Increase (Decrease) In Units Outstanding                          4,517,076          (284,304)        2,659,907           (70,728)
Accumulation Units At Beginning Of Period                        18,619,663        18,903,967        13,742,690        13,813,418
                                                             --------------    --------------    --------------    --------------
Accumulation Units At End Of Period                              23,136,739        18,619,663        16,402,597        13,742,690
                                                             ==============    ==============    ==============    ==============


                                                                          PUTNAM                            PUTNAM OTC
                                                                     NEW OPPORTUNITIES                   & EMERGING GROWTH
                                                                           FUND                                FUND
                                                             --------------------------------    --------------------------------
                                                                        DIVISION 26                         DIVISION 27
                                                             --------------------------------    --------------------------------
                                                                FOR THE           FOR THE           FOR THE           FOR THE
                                                               YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                              DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                                  2001              2000              2001             2000
                                                             --------------    --------------    --------------    --------------


OPERATIONS:
  Net Investment Income (Loss)                               $   (8,134,181)   $  133,252,957    $   (2,751,941)   $   96,486,382
  Net Realized Gain (Loss) On Investments                       (48,344,023)       17,925,902      (166,210,498)       57,145,172
  Net Unrealized Appreciation (Depreciation) Of
    Investments During The Period                              (274,598,873)     (545,316,085)      (27,729,740)     (591,471,443)
                                                             --------------    --------------    --------------    --------------
 Increase (Decrease) In Net Assets Resulting From
   Operations                                                $ (331,077,077)   $ (394,137,226)   $ (196,692,179)   $ (437,839,889)
                                                             --------------    --------------    --------------    --------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                          $  196,556,220    $  238,807,168    $   89,542,710    $  140,289,751
  Surrenders Of Accumulation Units By Terminations And
    Withdrawals                                                 (49,731,536)      (87,228,114)      (15,438,594)      (38,803,779)
  Annuity Benefit Payments                                           (8,687)           (9,081)           (2,553)           (6,371)
  Amounts Transferred From (To) VALIC General Account, Net      (72,821,965)      272,670,624       (35,646,392)      315,494,176
  Return Of Capital To VALIC                                             --                --                --                --
  Capital Contributed By VALIC                                           --                --                --                --
                                                             --------------    --------------    --------------    --------------
  Increase (Decrease) In Net Assets Resulting From
    Principal Transactions                                   $   73,994,032    $  424,240,597    $   38,455,171    $  416,973,777
                                                             --------------    --------------    --------------    --------------
Total Increase (Decrease) In Net Assets                        (257,083,045)       30,103,371      (158,237,008)      (20,866,112)

NET ASSETS:
Beginning Of Period                                           1,046,575,450     1,016,472,079       410,795,635       431,661,747
                                                             --------------    --------------    --------------    --------------
End Of Period                                                $  789,492,405    $1,046,575,450    $  252,558,627    $  410,795,635
                                                             ==============    ==============    ==============    ==============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received             104,649,690       106,607,277        99,242,156        73,330,854
  Decrease For Surrendered Contracts                            (26,256,819)      (32,579,897)      (15,353,376)      (17,441,497)
  Increase (Decrease) For Transfers - Interdivision And
         From (To) VALIC General Account, Net                   (61,119,048)       69,516,775       (45,439,763)      101,523,710
                                                             --------------    --------------    --------------    --------------
Increase (Decrease) In Units Outstanding                         17,273,823       143,544,155        38,449,017       157,413,067
Accumulation Units At Beginning Of Period                       529,608,595       386,064,440       328,139,044       170,725,977
                                                             --------------    --------------    --------------    --------------
Accumulation Units At End Of Period                             546,882,418       529,608,595       366,588,061       328,139,044
                                                             ==============    ==============    ==============    ==============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received              14,392,673         3,344,601        10,597,361         2,105,776
  Decrease For Surrendered Contracts                             (2,168,856)      (18,073,726)         (969,891)       (5,952,029)
  Increase (Decrease) For Transfers - Interdivision And
         From (To) VALIC General Account, Net                    16,601,428        32,880,539         4,155,272        18,184,261
                                                             --------------    --------------    --------------    --------------
Increase (Decrease) In Units Outstanding                         28,825,245        18,151,414        13,782,742        14,338,008
Accumulation Units At Beginning Of Period                        37,383,151        19,231,737        20,908,160         6,570,152
                                                             --------------    --------------    --------------    --------------
Accumulation Units At End Of Period                              66,208,396        37,383,151        34,690,902        20,908,160
                                                             ==============    ==============    ==============    ==============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received              11,191,640         8,218,739         1,827,732           805,979
  Decrease For Surrendered Contracts                             (1,252,061)       (1,881,191)         (204,507)         (265,893)
  Increase (Decrease) For Transfers - Interdivision And
         From (To) VALIC General Account, Net                    (2,823,588)        5,631,970          (377,651)        1,198,780
                                                             --------------    --------------    --------------    --------------
Increase (Decrease) In Units Outstanding                          7,115,991        11,969,518         1,245,574         1,738,866
Accumulation Units At Beginning Of Period                        33,355,949        21,386,431         3,343,890         1,605,024
                                                             --------------    --------------    --------------    --------------
Accumulation Units At End Of Period                              40,471,940        33,355,949         4,589,464         3,343,890
                                                             ==============    ==============    ==============    ==============


                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                            PUTNAM                       NEUBERGER BERMAN
                                                                        GLOBAL GROWTH                     GUARDIAN TRUST
                                                                             FUND                              FUND
                                                               ------------------------------    -------------------------------
                                                                         DIVISION 28                      DIVISION 29(1)
                                                               ------------------------------    -------------------------------
                                                                   FOR THE         FOR THE          FOR THE       FOR THE PERIOD
                                                                 YEAR ENDED       YEAR ENDED       YEAR ENDED    JANUARY 1, 2000
                                                                DECEMBER 31,     DECEMBER 31,     DECEMBER 31,    TO DECEMBER 8,
                                                                    2001             2000             2001             2000
                                                               -------------    -------------    -------------   ---------------

OPERATIONS:
  Net Investment Income (Loss)                                 $  (4,352,584)   $  83,961,817    $          --   $    (326,212)
  Net Realized Gain (Loss) On Investments                        (43,037,100)      15,982,512               --     (15,117,116)
  Net Unrealized Appreciation (Depreciation) Of Investments
    During The Period                                           (128,343,186)    (318,770,444)              --      13,300,805
                                                               -------------    -------------    -------------   -------------
 Increase (Decrease) In Net Assets Resulting From Operations   $(175,732,870)   $(218,826,115)   $          --   $  (2,142,523)
                                                               -------------    -------------    -------------   -------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                            $ 102,553,957    $ 137,412,073    $          --   $   8,197,899
  Surrenders Of Accumulation Units By Terminations And
    Withdrawals                                                  (25,740,746)     (37,301,023)              --      (4,581,585)
  Annuity Benefit Payments                                            (7,713)          (9,618)              --              --
  Amounts Transferred From (To) VALIC General Account, Net       (52,047,113)     190,136,512               --     (60,970,318)
  Return Of Capital To VALIC                                              --               --               --              --
  Capital Contributed By VALIC                                            --               --               --              --
                                                               -------------    -------------    -------------   -------------
  Increase (Decrease) In Net Assets Resulting From
    Principal Transactions                                     $  24,758,385    $ 290,237,944    $          --   $ (57,354,004)
                                                               -------------    -------------    -------------   -------------
Total Increase (Decrease) In Net Assets                         (150,974,485)      71,411,829               --     (59,496,527)

NET ASSETS:
Beginning Of Period                                              568,272,778      496,860,949               --      59,496,527
                                                               -------------    -------------    -------------   -------------
End Of Period                                                  $ 417,298,293    $ 568,272,778    $          --   $          --
                                                               =============    =============    =============   =============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received               57,458,624       67,680,261               --       6,749,189
  Decrease For Surrendered Contracts                             (14,003,956)     (15,526,970)              --      (2,962,898)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                (38,247,014)      59,920,360               --     (44,027,358)
                                                               -------------    -------------    -------------   -------------
Increase (Decrease) In Units Outstanding                           5,207,654      112,073,651               --     (40,241,067)
Accumulation Units At Beginning Of Period                        293,990,642      181,916,991               --      40,241,067
                                                               -------------    -------------    -------------   -------------
Accumulation Units At End Of Period                              299,198,296      293,990,642               --              --
                                                               =============    =============    =============   =============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                6,848,744        2,244,214               --          76,022
  Decrease For Surrendered Contracts                              (1,106,810)     (10,549,015)              --      (1,263,310)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                  5,671,702       20,560,348               --        (218,941)
                                                               -------------    -------------    -------------   -------------
Increase (Decrease) In Units Outstanding                          11,413,636       12,255,547               --      (1,406,229)
Accumulation Units At Beginning Of Period                         23,568,922       11,313,375               --       1,406,229
                                                               -------------    -------------    -------------   -------------
Accumulation Units At End Of Period                               34,982,558       23,568,922               --              --
                                                               =============    =============    =============   =============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                3,905,137        3,165,071               --             223
  Decrease For Surrendered Contracts                                (592,697)        (816,456)              --         (17,631)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                 (1,591,746)       2,289,456               --         (95,391)
                                                               -------------    -------------    -------------   -------------
Increase (Decrease) In Units Outstanding                           1,720,694        4,638,071               --        (112,799)
Accumulation Units At Beginning Of Period                         12,132,622        7,494,551               --         112,799
                                                               -------------    -------------    -------------   -------------
Accumulation Units At End Of Period                               13,853,316       12,132,622               --              --
                                                               =============    =============    =============   =============


                                                                        VALIC COMPANY I                        AMERICAN
                                                                       LARGE CAP GROWTH                     CENTURY ULTRA
                                                                             FUND                                FUND
                                                              --------------------------------    --------------------------------
                                                                        DIVISION 30                          DIVISION 31
                                                              --------------------------------    --------------------------------
                                                                  FOR THE           FOR THE         FOR THE             FOR THE
                                                                 YEAR ENDED       YEAR ENDED       YEAR ENDED         YEAR ENDED
                                                                DECEMBER 31,     DECEMBER 31,     DECEMBER 31,       DECEMBER 31,
                                                                    2001             2000             2001               2000
                                                              --------------    --------------    --------------    --------------

Operations:
  Net Investment Income (Loss)                                $   (5,855,767)   $  142,312,305    $  (10,096,389)   $  121,298,989
  Net Realized Gain (Loss) On Investments                        (33,810,696)     (216,810,934)      (14,660,749)        8,903,482
  Net Unrealized Appreciation (Depreciation) Of Investments
    During The Period                                           (140,718,614)     (215,970,656)     (150,826,206)     (402,772,564)
                                                              --------------    --------------    --------------    --------------
 Increase (Decrease) In Net Assets Resulting From Operations  $ (180,385,077)   $ (290,469,285)   $ (175,583,344)   $ (272,570,093)
                                                              --------------    --------------    --------------    --------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                           $  129,033,485    $  181,089,762    $  219,754,934    $  271,264,429
  Surrenders Of Accumulation Units By Terminations And
    Withdrawals                                                  (37,273,328)      (73,107,773)      (59,251,103)      (74,859,434)
  Annuity Benefit Payments                                            (6,187)           (5,286)          (31,951)          (38,457)
  Amounts Transferred From (To) VALIC General Account, Net       (76,072,925)       57,619,580       (68,470,777)      161,438,718
  Return Of Capital To VALIC                                              --                --                --                --
  Capital Contributed By VALIC                                            --                --                --                --
                                                              --------------    --------------    --------------    --------------
  Increase (Decrease) In Net Assets Resulting From
    Principal Transactions                                    $   15,681,045    $  165,596,283    $   92,001,103    $  357,805,256
                                                              --------------    --------------    --------------    --------------
Total Increase (Decrease) In Net Assets                         (164,704,032)     (124,873,002)      (83,582,241)       85,235,163

NET ASSETS:
Beginning Of Period                                              750,615,970       875,488,972     1,110,656,216     1,025,421,053
                                                              --------------    --------------    --------------    --------------
End Of Period                                                 $  585,911,938    $  750,615,970    $1,027,073,975    $1,110,656,216
                                                              ==============    ==============    ==============    ==============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received               72,890,129        92,326,749       105,777,524       135,222,074
  Decrease For Surrendered Contracts                             (20,760,786)      (31,725,586)      (28,564,756)      (31,212,556)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                (65,137,788)       (2,762,592)      (43,073,507)       36,661,985
                                                              --------------    --------------    --------------    --------------
Increase (Decrease) In Units Outstanding                         (13,008,445)       57,838,571        34,139,261       140,671,503
Accumulation Units At Beginning Of Period                        414,967,969       357,129,398       551,791,383       411,119,880
                                                              --------------    --------------    --------------    --------------
Accumulation Units At End Of Period                              401,959,524       414,967,969       585,930,644       551,791,383
                                                              ==============    ==============    ==============    ==============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received               10,472,233         1,938,357        11,310,281         3,706,636
  Decrease For Surrendered Contracts                              (1,590,396)      (15,053,007)       (1,970,896)      (18,874,923)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                 11,473,011        24,394,266        10,993,101        32,395,071
                                                              --------------    --------------    --------------    --------------
Increase (Decrease) In Units Outstanding                          20,354,848        11,279,616        20,332,486        17,226,784
Accumulation Units At Beginning Of Period                         27,439,775        16,160,159        38,053,829        20,827,045
                                                              --------------    --------------    --------------    --------------
Accumulation Units At End Of Period                               47,794,623        27,439,775        58,386,315        38,053,829
                                                              ==============    ==============    ==============    ==============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                8,715,150         7,465,026           458,872            82,447
  Decrease For Surrendered Contracts                              (1,251,266)       (1,882,670)         (133,844)         (697,579)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                 (3,192,992)        1,087,813           260,558           896,530
                                                              --------------    --------------    --------------    --------------
Increase (Decrease) In Units Outstanding                           4,270,892         6,670,169           585,586           281,398
Accumulation Units At Beginning Of Period                         30,195,520        23,525,351         1,894,747         1,613,349
                                                              --------------    --------------    --------------    --------------
Accumulation Units At End Of Period                               34,466,412        30,195,520         2,480,333         1,894,747
                                                              ==============    ==============    ==============    ==============


                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                          TEMPLETON                     VALIC COMPANY II
                                                                           FOREIGN                  INTERNATIONAL GROWTH II
                                                                            FUND                            FUND
                                                               ------------------------------    ------------------------------
                                                                         DIVISION 32                      DIVISION 33
                                                               ------------------------------    ------------------------------
                                                                  FOR THE          FOR THE           FOR THE        FOR THE
                                                                 YEAR ENDED       YEAR ENDED       YEAR ENDED      YEAR ENDED
                                                                DECEMBER 31,     DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                                                    2001             2000             2001            2000
                                                               -------------    -------------    -------------    -------------

OPERATIONS:
  Net Investment Income (Loss)                                 $   5,122,435    $  10,262,375    $     (32,483)   $   1,065,505
  Net Realized Gain (Loss) On Investments                         (2,449,593)      (6,285,406)      (2,053,892)         362,224
  Net Unrealized Appreciation (Depreciation) Of Investments
    During The Period                                            (31,770,559)     (19,720,657)      (1,299,708)      (2,987,949)
                                                               -------------    -------------    -------------    -------------
 Increase (Decrease) In Net Assets Resulting From Operations   $ (29,097,717)   $ (15,743,688)   $  (3,386,083)   $  (1,560,220)
                                                               -------------    -------------    -------------    -------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                            $  44,685,026    $  53,168,027    $   2,542,418    $   1,601,297
  Surrenders Of Accumulation Units By Terminations And
    Withdrawals                                                  (19,159,898)     (27,955,497)        (597,152)         (34,225)
  Annuity Benefit Payments                                            (6,944)          (4,878)              --               --
  Amounts Transferred From (To) VALIC General Account, Net       (12,483,208)     (20,120,450)         784,514       11,312,930
  Return Of Capital To VALIC                                              --               --       (1,411,573)              --
  Capital Contributed By VALIC                                            --               --               --               --
                                                               -------------    -------------    -------------    -------------
  Increase (Decrease) In Net Assets Resulting From Principal
    Transactions                                               $  13,034,976    $   5,087,202    $   1,318,207    $  12,880,002
                                                               -------------    -------------    -------------    -------------
Total Increase (Decrease) In Net Assets                          (16,062,741)     (10,656,486)      (2,067,876)      11,319,782

NET ASSETS:
Beginning Of Period                                              327,658,830      338,315,316       18,178,163        6,858,381
                                                               -------------    -------------    -------------    -------------
End Of Period                                                  $ 311,596,089    $ 327,658,830    $  16,110,287    $  18,178,163
                                                               =============    =============    =============    =============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received               26,498,310       46,257,237        1,394,739          543,251
  Decrease For Surrendered Contracts                             (10,636,517)     (19,244,544)        (346,907)          (5,084)
  Increase (Decrease) For Transfers - Interdivision And From
         (To) VALIC General Account, Net                         (14,403,616)     (27,188,239)         538,051        3,231,709
                                                               -------------    -------------    -------------    -------------
Increase (Decrease) In Units Outstanding                           1,458,177         (175,546)       1,585,883        3,769,876
Accumulation Units At Beginning Of Period                        218,992,832      219,168,378        3,937,263          167,387
                                                               -------------    -------------    -------------    -------------
Accumulation Units At End Of Period                              220,451,009      218,992,832        5,523,146        3,937,263
                                                               =============    =============    =============    =============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                2,894,996          509,226          346,338           76,209
  Decrease For Surrendered Contracts                              (1,055,578)      (8,035,356)          (9,186)              --
  Increase (Decrease) For Transfers - Interdivision And From
         (To) VALIC General Account, Net                           6,197,148       12,061,226           37,736          761,036
                                                               -------------    -------------    -------------    -------------
Increase (Decrease) In Units Outstanding                           8,036,566        4,535,096          374,888          837,245
Accumulation Units At Beginning Of Period                         13,195,521        8,660,425          842,886            5,641
                                                               -------------    -------------    -------------    -------------
Accumulation Units At End Of Period                               21,232,087       13,195,521        1,217,774          842,886
                                                               =============    =============    =============    =============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                  139,226            3,554          420,246          273,996
  Decrease For Surrendered Contracts                                 (19,239)         (46,555)         (92,084)         (40,470)
  Increase (Decrease) For Transfers - Interdivision And From
         (To) VALIC General Account, Net                             210,972          (25,565)         103,845          453,543
                                                               -------------    -------------    -------------    -------------
Increase (Decrease) In Units Outstanding                             330,959          (68,566)         432,007          687,069
Accumulation Units At Beginning Of Period                            434,454          503,020        1,016,595          329,526
                                                               -------------    -------------    -------------    -------------
Accumulation Units At End Of Period                                  765,413          434,454        1,448,602        1,016,595
                                                               =============    =============    =============    =============


                                                                        VALIC COMPANY II                 VALIC COMPANY II
                                                                      INTERNATIONAL VALUE                SMALL CAP GROWTH
                                                                             FUND                               FUND
                                                               --------------------------------    ------------------------------
                                                                        DIVISION 34(1)                       DIVISION 35
                                                               --------------------------------    ------------------------------
                                                                   FOR THE       FOR THE PERIOD        FOR THE          FOR THE
                                                                 YEAR ENDED     JANUARY 1, 2000      YEAR ENDED       YEAR ENDED
                                                                DECEMBER 31,     TO DECEMBER 8,     DECEMBER 31,     DECEMBER 31,
                                                                    2001             2000               2001             2000
                                                               -------------   ----------------    -------------    -------------

OPERATIONS:
Net Investment Income (Loss)                                   $          --   $        (16,047)   $     (94,109)   $   2,886,309
Net Realized Gain (Loss) On Investments                                   --          1,597,288       (6,870,443)       1,181,503
  Net Unrealized Appreciation (Depreciation) Of Investments
    During The Period                                                     --         (3,144,623)         718,693      (10,982,458)
                                                               -------------   ----------------    -------------    -------------
 Increase (Decrease) In Net Assets Resulting From Operations   $          --   $     (1,563,382)   $  (6,245,859)   $  (6,914,646)
                                                               -------------   ----------------    -------------    -------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                            $          --   $      1,126,777    $   6,956,702    $   5,733,554
  Surrenders Of Accumulation Units By Terminations And
    Withdrawals                                                           --            (58,322)        (847,366)        (517,906)
  Annuity Benefit Payments                                                --                 --               --               --
  Amounts Transferred From (To) VALIC General Account, Net                --         (7,604,521)       2,951,940        8,892,569
  Return Of Capital To VALIC                                              --                 --               --               --
  Capital Contributed By VALIC                                            --                 --               --               --
                                                               -------------   ----------------    -------------    -------------
  Increase (Decrease) In Net Assets Resulting From Principal
    Transactions                                               $          --   $     (6,536,066)   $   9,061,276    $  14,108,217
                                                               -------------   ----------------    -------------    -------------
Total Increase (Decrease) In Net Assets                                   --         (8,099,448)       2,815,417        7,193,571

NET ASSETS:
Beginning Of Period                                                       --          8,099,448       23,907,526       16,713,955
                                                               -------------   ----------------    -------------    -------------
End Of Period                                                  $          --   $             --    $  26,722,943    $  23,907,526
                                                               =============   ================    =============    =============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                       --            422,792        2,125,067          806,648
  Decrease For Surrendered Contracts                                      --            (26,123)        (277,657)         (50,946)
  Increase (Decrease) For Transfers - Interdivision And From
         (To) VALIC General Account, Net                                  --           (733,911)       2,687,667        1,770,788
                                                               -------------   ----------------    -------------    -------------
Increase (Decrease) In Units Outstanding                                  --           (337,242)       4,535,077        2,526,490
Accumulation Units At Beginning Of Period                                 --            337,242        2,825,155          298,665
                                                               -------------   ----------------    -------------    -------------
Accumulation Units At End Of Period                                       --                 --        7,360,232        2,825,155
                                                               =============   ================    =============    =============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                       --             61,331          424,135          133,073
  Decrease For Surrendered Contracts                                      --                 --          (35,422)         (13,939)
  Increase (Decrease) For Transfers - Interdivision And From
         (To) VALIC General Account, Net                                  --           (238,586)         582,412          237,852
                                                               -------------   ----------------    -------------    -------------
Increase (Decrease) In Units Outstanding                                  --           (177,255)         971,125          356,986
Accumulation Units At Beginning Of Period                                 --            177,255          476,647          119,661
                                                               -------------   ----------------    -------------    -------------
Accumulation Units At End Of Period                                       --                 --        1,447,772          476,647
                                                               =============   ================    =============    =============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                       --             59,319        2,048,796        1,631,517
  Decrease For Surrendered Contracts                                      --             (7,503)        (328,474)        (331,217)
  Increase (Decrease) For Transfers - Interdivision And From
         (To) VALIC General Account, Net                                  --           (124,386)        (879,224)       2,123,828
                                                               -------------   ----------------    -------------    -------------
Increase (Decrease) In Units Outstanding                                  --            (72,570)         841,098        3,424,128
Accumulation Units At Beginning Of Period                                 --             72,570        6,399,633        2,975,505
                                                               -------------   ----------------    -------------    -------------
Accumulation Units At End Of Period                                       --                 --        7,240,731        6,399,633
                                                               =============   ================    =============    =============

(1) Fund was no longer offered as of December 8, 2000.


                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                     VALIC COMPANY II               VALIC COMPANY II
                                                                     SMALL CAP VALUE                 MID CAP GROWTH
                                                                           FUND                            FUND
                                                               ----------------------------    ----------------------------
                                                                       DIVISION 36                     DIVISION 37
                                                               ----------------------------    ----------------------------
                                                                 FOR THE         FOR THE         FOR THE         FOR THE
                                                                YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                               DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                   2001             2000           2001            2000
                                                               ------------    ------------    ------------    ------------
OPERATIONS:
  Net Investment Income (Loss)                                 $    780,130    $    859,839    $    (98,764)   $  3,017,528
  Net Realized Gain (Loss) On Investments                          (133,683)         30,739      (1,898,869)        666,462
  Net Unrealized Appreciation (Depreciation) Of Investments
    During The Period                                               229,896         231,053      (4,117,000)     (4,331,987)
                                                               ------------    ------------    ------------    ------------
 Increase (Decrease) In Net Assets Resulting From Operations   $    876,343    $  1,121,631    $ (6,114,633)   $   (647,997)
                                                               ------------    ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                            $  5,522,680    $    173,820    $ 11,447,199    $  1,515,617
  Surrenders Of Accumulation Units By Terminations And
    Withdrawals                                                    (934,842)        (17,047)       (731,204)        (76,658)
  Annuity Benefit Payments                                              (80)             --              --              --
  Amounts Transferred From (To) VALIC General Account, Net       13,572,728       2,468,155       9,703,906       4,446,798
  Return Of Capital To VALIC                                             --              --              --              --
  Capital Contributed By VALIC                                           --              --              --              --
                                                               ------------    ------------    ------------    ------------
  Increase (Decrease) In Net Assets Resulting From Principal
    Transactions                                               $ 18,160,486    $  2,624,928    $ 20,419,901    $  5,885,757
                                                               ------------    ------------    ------------    ------------
Total Increase (Decrease) In Net Assets                          19,036,829       3,746,559      14,305,268       5,237,760

NET ASSETS:
Beginning Of Period                                               8,218,235       4,471,676      12,308,880       7,071,120
                                                               ------------    ------------    ------------    ------------
End Of Period                                                  $ 27,255,064    $  8,218,235    $ 26,614,148    $ 12,308,880
                                                               ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received               3,499,453          99,577       8,741,204         648,033
  Decrease For Surrendered Contracts                               (619,323)         (4,853)       (524,356)        (28,383)
  Increase (Decrease) For Transfers - Interdivision And From
         (To) VALIC General Account, Net                          8,615,542       1,954,458       7,262,881       2,257,846
                                                               ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                         11,495,672       2,049,182      15,479,729       2,877,496
Accumulation Units At Beginning Of Period                         2,215,195         166,013       3,354,590         477,094
                                                               ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                              13,710,867       2,215,195      18,834,319       3,354,590
                                                               ============    ============    ============    ============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                 388,831           1,022       1,665,987          83,710
  Decrease For Surrendered Contracts                                (20,383)             --         (76,530)             --
  Increase (Decrease) For Transfers - Interdivision And From
         (To) VALIC General Account, Net                            605,609          86,291         820,206         569,577
                                                               ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                            974,057          87,313       2,409,663         653,287
Accumulation Units At Beginning Of Period                            87,545             232         654,531           1,244
                                                               ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                               1,061,602          87,545       3,064,194         654,531
                                                               ============    ============    ============    ============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                 240,305          38,162         581,867         151,662
  Decrease For Surrendered Contracts                                (29,728)        (10,412)        (43,032)        (20,596)
  Increase (Decrease) For Transfers - Interdivision And From
         (To) VALIC General Account, Net                            573,214          43,631          43,536         167,820
                                                               ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                            783,791          71,381         582,371         298,886
Accumulation Units At Beginning Of Period                           152,120          80,739         692,475         393,589
                                                               ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                 935,911         152,120       1,274,846         692,475
                                                               ============    ============    ============    ============


                                                                      VALIC COMPANY II              VALIC COMPANY II
                                                                       MID CAP VALUE              CAPITAL APPRECIATION
                                                                           FUND                            FUND
                                                               ----------------------------    ----------------------------
                                                                        DIVISION 38                    DIVISION 39
                                                               ----------------------------    ----------------------------
                                                                 FOR THE          FOR THE        FOR THE         FOR THE
                                                                YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                               DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                   2001            2000           2001             2000
                                                               ------------    ------------    ------------    ------------
OPERATIONS:
  Net Investment Income (Loss)                                 $  2,191,635    $    856,909    $    (84,409)   $  1,111,802
  Net Realized Gain (Loss) On Investments                           345,538         355,880      (7,053,206)      1,041,257
  Net Unrealized Appreciation (Depreciation) Of Investments
    During The Period                                            (2,362,374)      2,176,277       1,633,763      (8,586,198)
                                                               ------------    ------------    ------------    ------------
 Increase (Decrease) In Net Assets Resulting From Operations   $    174,799    $  3,389,066    $ (5,503,852)   $ (6,433,139)
                                                               ------------    ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                            $ 21,218,581    $  1,681,277    $  5,663,189    $  6,735,001
  Surrenders Of Accumulation Units By Terminations And
    Withdrawals                                                  (2,411,824)       (161,884)       (764,808)       (764,623)
  Annuity Benefit Payments                                           (1,701)             --              --              --
  Amounts Transferred From (To) VALIC General Account, Net       26,880,868      13,224,278         183,546       1,364,456
  Return Of Capital To VALIC                                     (2,597,139)             --              --              --
  Capital Contributed By VALIC                                           --              --              --              --
                                                               ------------    ------------    ------------    ------------
  Increase (Decrease) In Net Assets Resulting From Principal
    Transactions                                               $ 43,088,785    $ 14,743,671    $  5,081,927    $  7,334,834
                                                               ------------    ------------    ------------    ------------
Total Increase (Decrease) In Net Assets                          43,263,584      18,132,737        (421,925)        901,695

NET ASSETS:
Beginning Of Period                                              26,473,902       8,341,165      22,682,945      21,781,250
                                                               ------------    ------------    ------------    ------------
End Of Period                                                  $ 69,737,486    $ 26,473,902    $ 22,261,020    $ 22,682,945
                                                               ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received               9,013,566         394,277       1,413,408         814,906
  Decrease For Surrendered Contracts                               (918,453)        (34,750)       (222,969)        (41,449)
  Increase (Decrease) For Transfers - Interdivision And From
         (To) VALIC General Account, Net                         12,949,216       5,791,434       1,215,798         897,748
                                                               ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                         21,044,329       6,150,961       2,406,237       1,671,205
Accumulation Units At Beginning Of Period                         6,374,398         223,437       2,191,030         519,825
                                                               ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                              27,418,727       6,374,398       4,597,267       2,191,030
                                                               ============    ============    ============    ============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received               1,015,028          28,570         409,529         187,151
  Decrease For Surrendered Contracts                                (64,605)         (7,060)         (2,893)        (13,587)
  Increase (Decrease) For Transfers - Interdivision And From
         (To) VALIC General Account, Net                            928,273         523,775         (32,470)        165,990
                                                               ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                          1,878,696         545,285         374,166         339,554
Accumulation Units At Beginning Of Period                           687,388         142,103         435,416          95,862
                                                               ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                               2,566,084         687,388         809,582         435,416
                                                               ============    ============    ============    ============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received               1,319,215         568,050       3,629,772       3,381,439
  Decrease For Surrendered Contracts                               (233,284)       (121,633)       (581,489)       (817,741)
  Increase (Decrease) For Transfers - Interdivision And From
         (To) VALIC General Account, Net                            437,587       1,136,322      (1,336,655)        486,238
                                                               ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                          1,523,518       1,582,739       1,711,628       3,049,936
Accumulation Units At Beginning Of Period                         2,698,780       1,116,041      12,563,787       9,513,851
                                                               ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                               4,222,298       2,698,780      14,275,415      12,563,787
                                                               ============    ============    ============    ============


                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                            VALIC COMPANY II                VALIC COMPANY II
                                                                            LARGE CAP VALUE              SOCIALLY RESPONSIBLE
                                                                                 FUND                            FUND
                                                                     ----------------------------    ----------------------------
                                                                              DIVISION 40                     DIVISION 41
                                                                     ----------------------------    ----------------------------
                                                                       FOR THE         FOR THE         FOR THE         FOR THE
                                                                      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                         2001           2000             2001            2000
                                                                     ------------    ------------    ------------    ------------
OPERATIONS:
  Net Investment Income (Loss)                                       $     45,651    $    102,096    $     78,008    $    271,777
  Net Realized Gain (Loss) On Investments                                 (18,293)         67,479        (529,750)        361,444
  Net Unrealized Appreciation (Depreciation) Of Investments
    During The Period                                                    (152,453)        150,700      (1,134,043)     (1,897,535)
                                                                     ------------    ------------    ------------    ------------
 Increase (Decrease) In Net Assets Resulting From Operations         $   (125,095)   $    320,275    $ (1,585,785)   $ (1,264,314)
                                                                     ------------    ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                  $  3,058,158    $    752,733    $  1,820,320    $  1,762,780
  Surrenders Of Accumulation Units By Terminations And Withdrawals       (370,906)        (29,138)       (458,702)       (192,398)
  Annuity Benefit Payments                                                     --              --              --              --
  Amounts Transferred From (To) VALIC General Account, Net              5,303,039         455,987        (216,370)        679,357
  Return Of Capital To VALIC                                             (826,931)             --        (596,583)             --
  Capital Contributed By VALIC                                                 --              --              --              --
                                                                     ------------    ------------    ------------    ------------
  Increase (Decrease) In Net Assets Resulting From Principal
    Transactions                                                     $  7,163,360    $  1,179,582    $    548,665    $  2,249,739
                                                                     ------------    ------------    ------------    ------------
Total Increase (Decrease) In Net Assets                                 7,038,265       1,499,857      (1,037,120)        985,425

NET ASSETS:
Beginning Of Period                                                     5,977,016       4,477,159      13,223,510      12,238,085
                                                                     ------------    ------------    ------------    ------------
End Of Period                                                        $ 13,015,281    $  5,977,016    $ 12,186,390    $ 13,223,510
                                                                     ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                     1,449,576         396,276         733,366         282,703
  Decrease For Surrendered Contracts                                     (221,991)        (13,625)        (60,712)        (16,998)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                     2,959,626         533,811          84,611         273,657
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                4,187,211         916,462         757,265         539,362
Accumulation Units At Beginning Of Period                               1,132,534         216,072         821,758         282,396
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                     5,319,745       1,132,534       1,579,023         821,758
                                                                     ============    ============    ============    ============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                       705,326          14,986         221,162         147,487
  Decrease For Surrendered Contracts                                      (33,687)             --        (133,126)        (11,847)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                       848,035         118,483        (103,446)      1,049,233
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                1,519,674         133,469         (15,410)      1,184,873
Accumulation Units At Beginning Of Period                                 133,690             221       1,291,021         106,148
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                     1,653,364         133,690       1,275,611       1,291,021
                                                                     ============    ============    ============    ============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                       150,172         143,250         567,407         932,467
  Decrease For Surrendered Contracts                                      (14,485)        (18,802)       (200,763)       (307,233)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                       136,506         (67,677)       (177,934)       (544,440)
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                  272,193          56,771         188,710          80,794
Accumulation Units At Beginning Of Period                                 343,968         287,197       2,795,968       2,715,174
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                       616,161         343,968       2,984,678       2,795,968
                                                                     ============    ============    ============    ============


                                                                     VALIC COMPANY II                    VALIC COMPANY II
                                                                         BALANCED                         DOMESTIC BOND
                                                                           FUND                               FUND
                                                               -------------------------------    -------------------------------
                                                                      DIVISION 42(1)                     DIVISION 43(1)
                                                               -------------------------------    -------------------------------
                                                                 FOR THE        FOR THE PERIOD      FOR THE        FOR THE PERIOD
                                                                YEAR ENDED     JANUARY 1, 2000     YEAR ENDED     JANUARY 1, 2000
                                                               DECEMBER 31,     TO DECEMBER 8,    DECEMBER 31,     TO DECEMBER 8,
                                                                  2001              2000             2001              2000
                                                               ------------   ----------------    ------------   ----------------

OPERATIONS:
  Net Investment Income (Loss)                                 $         --   $        229,292    $         --   $        101,146
  Net Realized Gain (Loss) On Investments                                --          1,082,927              --            (33,631)
  Net Unrealized Appreciation (Depreciation) Of Investments
    During The Period                                                    --         (1,155,747)             --            110,710
                                                               ------------   ----------------    ------------   ----------------
 Increase (Decrease) In Net Assets Resulting From Operations   $         --   $        156,472    $         --   $        178,225
                                                               ------------   ----------------    ------------   ----------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                            $         --   $      1,025,781    $         --   $      1,837,184
  Surrenders Of Accumulation Units By Terminations And
    Withdrawals                                                          --           (175,590)             --            (45,297)
  Annuity Benefit Payments                                               --                 --              --                 --
  Amounts Transferred From (To) VALIC General Account, Net               --        (10,973,850)             --         (3,803,160)
  Return Of Capital To VALIC                                             --                 --              --                 --
  Capital Contributed By VALIC                                           --                 --              --                 --
                                                               ------------   ----------------    ------------   ----------------
  Increase (Decrease) In Net Assets Resulting From Principal
    Transactions                                               $         --   $    (10,123,659)   $         --   $     (2,011,273)
                                                               ------------   ----------------    ------------   ----------------
Total Increase (Decrease) In Net Assets                                  --         (9,967,187)             --         (1,833,048)

NET ASSETS:
Beginning Of Period                                                      --          9,967,187              --          1,833,048
                                                               ------------   ----------------    ------------   ----------------
End Of Period                                                  $         --   $             --    $         --   $             --
                                                               ============   ================    ============   ================

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                      --            236,975              --            176,839
  Decrease For Surrendered Contracts                                     --            (36,186)             --            (18,426)
  Increase (Decrease) For Transfers - Interdivision And From
         (To) VALIC General Account, Net                                 --           (662,659)             --           (346,993)
                                                               ------------   ----------------    ------------   ----------------
Increase (Decrease) In Units Outstanding                                 --           (461,870)             --           (188,580)
Accumulation Units At Beginning Of Period                                --            461,870              --            188,580
                                                               ------------   ----------------    ------------   ----------------
Accumulation Units At End Of Period                                      --                 --              --                 --
                                                               ============   ================    ============   ================

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                      --             19,404              --              2,359
  Decrease For Surrendered Contracts                                     --               (633)             --                 --
  Increase (Decrease) For Transfers - Interdivision And From
         (To) VALIC General Account, Net                                 --            (57,110)             --             (2,359)
                                                               ------------   ----------------    ------------   ----------------
Increase (Decrease) In Units Outstanding                                 --            (38,339)             --                 --
Accumulation Units At Beginning Of Period                                --             38,339              --                 --
                                                               ------------   ----------------    ------------   ----------------
Accumulation Units At End Of Period                                      --                 --              --                 --
                                                               ============   ================    ============   ================

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                      --            568,056              --             53,763
  Decrease For Surrendered Contracts                                     --           (128,471)             --            (34,676)
  Increase (Decrease) For Transfers - Interdivision And From
         (To) VALIC General Account, Net                                 --         (2,408,479)             --           (389,782)
                                                               ------------   ----------------    ------------   ----------------
Increase (Decrease) In Units Outstanding                                 --         (1,968,894)             --           (370,695)
Accumulation Units At Beginning Of Period                                --          1,968,894              --            370,695
                                                               ------------   ----------------    ------------   ----------------
Accumulation Units At End Of Period                                      --                 --              --                 --
                                                               ============   ================    ============   ================

(1) Fund was no longer offered as of December 8, 2000.



                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                    VALIC COMPANY II               VALIC COMPANY I
                                                                     MONEY MARKET II                OPPORTUNITIES
                                                                         FUND                            FUND
                                                             ----------------------------    --------------------------------
                                                                     DIVISION 44                     DIVISION 45
                                                             ----------------------------    --------------------------------
                                                                FOR THE        FOR THE         FOR THE        FOR THE PERIOD
                                                              YEAR ENDED      YEAR ENDED      YEAR ENDED     DECEMBER 8, 2000
                                                             DECEMBER 31,    DECEMBER 31,    DECEMBER 31,     TO DECEMBER 31,
                                                                  2001          2000            2001               2000
                                                             ------------    ------------    ------------    ----------------

OPERATIONS:
  Net Investment Income (Loss)                               $  1,348,632    $  1,029,687    $     (6,715)   $            (36)
  Net Realized Gain (Loss) On Investments                              --              --        (255,745)            (13,049)
  Net Unrealized Appreciation (Depreciation) Of
  Investments During The Period                                        --              --          47,499               2,038
                                                             ------------    ------------    ------------    ----------------
 Increase (Decrease) In Net Assets Resulting From
    Operations                                               $  1,348,632    $  1,029,687    $   (214,961)   $        (11,047)
                                                             ------------    ------------    ------------    ----------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                          $ 28,228,454    $  8,548,579    $    403,091    $         29,570
  Surrenders Of Accumulation Units By Terminations And
    Withdrawals                                                (8,886,303)     (5,843,167)        (55,132)                (11)
  Annuity Benefit Payments                                         (3,688)             --              --                  --
  Amounts Transferred From (To) VALIC General Account, Net     13,182,951      16,172,802         821,365              72,332
  Return Of Capital To VALIC                                   (2,381,672)             --              --                  --
  Capital Contributed By VALIC                                         --              --              --                  --
                                                             ------------    ------------    ------------    ----------------
  Increase (Decrease) In Net Assets Resulting From
    Principal Transactions                                   $ 30,139,742    $ 18,878,214    $  1,169,324    $        101,891
                                                             ------------    ------------    ------------    ----------------
Total Increase (Decrease) In Net Assets                        31,488,374      19,907,901         954,363              90,844

NET ASSETS:
Beginning Of Period                                            31,490,164      11,582,263          90,844                  --
                                                             ------------    ------------    ------------    ----------------
End Of Period                                                $ 62,978,538    $ 31,490,164    $  1,045,207    $         90,844
                                                             ============    ============    ============    ================

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received            20,169,903       6,120,524         557,111              35,602
  Decrease For Surrendered Contracts                           (5,066,251)     (1,277,388)        (38,158)                (14)
  Increase (Decrease) For Transfers - Interdivision And
         From (To) VALIC General Account, Net                  12,681,121       5,952,580       1,143,010              73,303
                                                             ------------    ------------    ------------    ----------------
Increase (Decrease) In Units Outstanding                       27,784,773      10,795,716       1,661,963             108,891
Accumulation Units At Beginning Of Period                      14,885,109       4,089,393         108,891                  --
                                                             ------------    ------------    ------------    ----------------
Accumulation Units At End Of Period                            42,669,882      14,885,109       1,770,854             108,891
                                                             ============    ============    ============    ================

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received             4,386,756       1,863,051          25,845                  12
  Decrease For Surrendered Contracts                           (2,030,746)     (4,170,581)         (3,397)                 --
  Increase (Decrease) For Transfers - Interdivision And
         From (To) VALIC General Account, Net                  (2,603,231)      9,323,073          56,841                  --
                                                             ------------    ------------    ------------    ----------------
Increase (Decrease) In Units Outstanding                         (247,221)      7,015,543          79,289                  12
Accumulation Units At Beginning Of Period                       8,860,373       1,844,830              12                  --
                                                             ------------    ------------    ------------    ----------------
Accumulation Units At End Of Period                             8,613,152       8,860,373          79,301                  12
                                                             ============    ============    ============    ================

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received               443,851           1,274          37,370                  --
  Decrease For Surrendered Contracts                              (66,621)             --              --                  --
  Increase (Decrease) For Transfers - Interdivision And
         From (To) VALIC General Account, Net                     868,984              --             143               4,289
                                                             ------------    ------------    ------------    ----------------
Increase (Decrease) In Units Outstanding                        1,246,214           1,274          37,513               4,289
Accumulation Units At Beginning Of Period                           1,274              --           4,289                  --
                                                             ------------    ------------    ------------    ----------------
Accumulation Units At End Of Period                             1,247,488           1,274          41,802               4,289
                                                             ============    ============    ============    ================


                                                                        VALIC COMPANY I                        JANUS
                                                                     NASDAQ-100(R) INDEX                 ADVISER WORLDWIDE
                                                                            FUND                               FUND
                                                              --------------------------------    --------------------------------
                                                                         DIVISION 46                        DIVISION 47
                                                              --------------------------------    --------------------------------
                                                                 FOR THE       FOR THE PERIOD       FOR THE        FOR THE PERIOD
                                                                YEAR ENDED    DECEMBER 8, 2000     YEAR ENDED     DECEMBER 8, 2000
                                                               DECEMBER 31,    TO DECEMBER 31,    DECEMBER 31,     TO DECEMBER 31,
                                                                  2001             2000               2001              2000
                                                              ------------    ----------------    ------------    ----------------

OPERATIONS:
  Net Investment Income (Loss)                                $   (119,264)   $           (386)   $   (157,076)   $          9,883
  Net Realized Gain (Loss) On Investments                       (4,407,447)            (61,806)       (175,690)             (5,089)
  Net Unrealized Appreciation (Depreciation) Of
    Investments During The Period                                 (337,621)           (210,723)     (3,782,052)            (79,079)
                                                              ------------    ----------------    ------------    ----------------
 Increase (Decrease) In Net Assets Resulting From
    Operations                                                $ (4,864,332)   $       (272,915)   $ (4,114,818)   $        (74,285)
                                                              ------------    ----------------    ------------    ----------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                           $  5,763,761    $         22,468    $ 12,129,882    $         24,115
  Surrenders Of Accumulation Units By Terminations And
    Withdrawals                                                   (575,840)               (162)       (939,432)               (131)
  Annuity Benefit Payments                                              --                  --            (661)                 --
  Amounts Transferred From (To) VALIC General Account, Net      17,951,046           3,355,830      23,096,868           2,396,157
  Return Of Capital To VALIC                                            --                  --              --                  --
  Capital Contributed By VALIC                                          --                  --              --                  --
                                                              ------------    ----------------    ------------    ----------------
  Increase (Decrease) In Net Assets Resulting From
    Principal Transactions                                    $ 23,138,967    $      3,378,136    $ 34,286,657    $      2,420,141
                                                              ------------    ----------------    ------------    ----------------
Total Increase (Decrease) In Net Assets                         18,274,635           3,105,221      30,171,839           2,345,856

NET ASSETS:
Beginning Of Period                                              3,105,221                  --       2,345,856                  --
                                                              ------------    ----------------    ------------    ----------------
End Of Period                                                 $ 21,379,857    $      3,105,221    $ 32,517,696    $      2,345,856
                                                              ============    ================    ============    ================

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received             10,211,358              29,025      13,685,138              27,710
  Decrease For Surrendered Contracts                            (1,026,740)               (225)       (864,555)               (142)
  Increase (Decrease) For Transfers - Interdivision And
         From (To) VALIC General Account, Net                   27,344,038           4,013,821      25,018,388           2,437,773
                                                              ------------    ----------------    ------------    ----------------
Increase (Decrease) In Units Outstanding                        36,528,656           4,042,621      37,838,971           2,465,341
Accumulation Units At Beginning Of Period                        4,042,621                  --       2,465,341                  --
                                                              ------------    ----------------    ------------    ----------------
Accumulation Units At End Of Period                             40,571,277           4,042,621      40,304,312           2,465,341
                                                              ============    ================    ============    ================

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                853,934               1,780       1,807,141                 346
  Decrease For Surrendered Contracts                               (13,738)                 --         (66,525)                 --
  Increase (Decrease) For Transfers - Interdivision And
         From (To) VALIC General Account, Net                    1,487,026             214,962       2,382,714             103,271
                                                              ------------    ----------------    ------------    ----------------
Increase (Decrease) In Units Outstanding                         2,327,222             216,742       4,123,330             103,617
Accumulation Units At Beginning Of Period                          216,742                  --         103,617                  --
                                                              ------------    ----------------    ------------    ----------------
Accumulation Units At End Of Period                              2,543,964             216,742       4,226,947             103,617
                                                              ============    ================    ============    ================

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                588,917                 291         500,012                 296
  Decrease For Surrendered Contracts                                (7,369)                 --         (40,598)                 --
  Increase (Decrease) For Transfers - Interdivision And
         From (To) VALIC General Account, Net                      816,216              69,252         590,498               1,939
                                                              ------------    ----------------    ------------    ----------------
Increase (Decrease) In Units Outstanding                         1,397,764              69,543       1,049,912               2,235
Accumulation Units At Beginning Of Period                           69,543                  --           2,235                  --
                                                              ------------    ----------------    ------------    ----------------
Accumulation Units At End Of Period                              1,467,307              69,543       1,052,147               2,235
                                                              ============    ================    ============    ================



                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                           VALIC COMPANY II                VALIC COMPANY II
                                                                          AGGRESSIVE GROWTH                MODERATE GROWTH
                                                                            LIFESTYLE FUND                 LIFESTYLE FUND
                                                                     ----------------------------    ----------------------------
                                                                              DIVISION 48                    DIVISION 49
                                                                     ----------------------------    ----------------------------
                                                                       FOR THE         FOR THE         FOR THE         FOR THE
                                                                      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                         2001           2000            2001             2000
                                                                     ------------    ------------    ------------    ------------
OPERATIONS:
  Net Investment Income (Loss)                                       $    153,008    $  3,044,005    $    739,668    $  2,941,242
  Net Realized Gain (Loss) On Investments                              (1,062,279)        453,832      (2,036,026)        408,344
  Net Unrealized Appreciation (Depreciation) Of Investments
    During The Period                                                  (1,236,264)     (4,489,356)       (193,595)     (3,707,694)
                                                                     ------------    ------------    ------------    ------------
 Increase (Decrease) In Net Assets Resulting From Operations         $ (2,145,535)   $   (991,519)   $ (1,489,953)   $   (358,108)
                                                                     ------------    ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                  $  7,932,261    $  3,668,438    $ 12,074,390    $  4,333,908
  Surrenders Of Accumulation Units By Terminations And Withdrawals       (529,184)       (295,250)     (1,410,258)       (418,555)
  Annuity Benefit Payments                                                     --              --              --              --
  Amounts Transferred From (To) VALIC General Account, Net              1,211,671       2,045,058       2,342,652       7,857,631
  Return Of Capital To VALIC                                                   --              --              --              --
  Capital Contributed By VALIC                                                 --              --              --              --
                                                                     ------------    ------------    ------------    ------------
  Increase (Decrease) In Net Assets Resulting From Principal
    Transactions                                                     $  8,614,748    $  5,418,246    $ 13,006,784    $ 11,772,984
                                                                     ------------    ------------    ------------    ------------
Total Increase (Decrease) In Net Assets                                 6,469,213       4,426,727      11,516,831      11,414,876

NET ASSETS:
Beginning Of Period                                                    15,077,406      10,650,679      23,984,537      12,569,661
                                                                     ------------    ------------    ------------    ------------
End Of Period                                                        $ 21,546,619    $ 15,077,406    $ 35,501,368    $ 23,984,537
                                                                     ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                     4,800,551       1,664,029       6,710,372       1,789,733
  Decrease For Surrendered Contracts                                     (253,143)        (39,066)       (614,111)        (29,560)
  Increase (Decrease) For Transfers - Interdivision And From
         (To) VALIC General Account, Net                                  867,610       1,299,933       1,548,795       3,059,291
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                5,415,018       2,924,896       7,645,056       4,819,464
Accumulation Units At Beginning Of Period                               3,064,339         139,443       5,035,039         215,575
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                     8,479,357       3,064,339      12,680,095       5,035,039
                                                                     ============    ============    ============    ============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                       711,875         114,060         977,832         131,170
  Decrease For Surrendered Contracts                                      (16,481)        (57,302)        (15,809)         (1,226)
  Increase (Decrease) For Transfers - Interdivision And From
         (To) VALIC General Account, Net                                   86,442         357,260         373,366         521,381
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                  781,836         414,018       1,335,389         651,325
Accumulation Units At Beginning Of Period                                 460,167          46,149         864,680         213,355
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                     1,242,003         460,167       2,200,069         864,680
                                                                     ============    ============    ============    ============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                       757,193         700,417       1,581,151       1,530,398
  Decrease For Surrendered Contracts                                     (174,146)       (226,631)       (396,930)       (718,004)
  Increase (Decrease) For Transfers - Interdivision And From
         (To) VALIC General Account, Net                                  (25,257)        (20,721)       (140,744)      2,287,199
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                  557,790         453,065       1,043,477       3,099,593
Accumulation Units At Beginning Of Period                               2,127,577       1,674,512       6,590,639       3,491,046
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                     2,685,367       2,127,577       7,634,116       6,590,639
                                                                     ============    ============    ============    ============


                                                                           VALIC COMPANY II                  T. ROWE PRICE
                                                                         CONSERVATIVE GROWTH                   SMALL CAP
                                                                           LIFESTYLE FUND                        FUND
                                                                     ----------------------------    ------------------------------
                                                                              DIVISION 50                  DIVISION 51(1)
                                                                     ----------------------------    ------------------------------
                                                                       FOR THE         FOR THE         FOR THE       FOR THE PERIOD
                                                                      YEAR ENDED      YEAR ENDED      YEAR ENDED    JANUARY 1, 2000
                                                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    TO DECEMBER 8,
                                                                         2001           2000             2001             2000
                                                                     ------------    ------------    ------------   ---------------
OPERATIONS:
  Net Investment Income (Loss)                                       $    915,673    $  1,353,596    $         --   $      (106,782)
  Net Realized Gain (Loss) On Investments                                (781,969)          2,865              --         2,438,101
  Net Unrealized Appreciation (Depreciation) Of Investments
    During The Period                                                    (370,940)     (1,061,504)             --        (1,008,645)
                                                                     ------------    ------------    ------------   ---------------
 Increase (Decrease) In Net Assets Resulting From Operations         $   (237,236)   $    294,957    $         --   $     1,322,674
                                                                     ------------    ------------    ------------   ---------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                  $  5,652,966    $  1,576,529    $         --   $     3,756,197
  Surrenders Of Accumulation Units By Terminations And Withdrawals     (1,205,700)       (234,882)             --        (1,620,819)
  Annuity Benefit Payments                                                     --              --              --                --
  Amounts Transferred From (To) VALIC General Account, Net              1,795,563       3,453,970              --       (12,216,066)
  Return Of Capital To VALIC                                                   --              --              --                --
  Capital Contributed By VALIC                                                 --              --              --                --
                                                                     ------------    ------------    ------------   ---------------
  Increase (Decrease) In Net Assets Resulting From Principal
    Transactions                                                     $  6,242,829    $  4,795,617    $         --   $   (10,080,688)
                                                                     ------------    ------------    ------------   ---------------
Total Increase (Decrease) In Net Assets                                 6,005,593       5,090,574              --        (8,758,014)

NET ASSETS:
Beginning Of Period                                                    13,809,456       8,718,882              --         8,758,014
                                                                     ------------    ------------    ------------   ---------------
End Of Period                                                        $ 19,815,049    $ 13,809,456    $         --   $            --
                                                                     ============    ============    ============   ===============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                     3,403,874         456,953              --           766,767
  Decrease For Surrendered Contracts                                     (786,890)        (55,639)             --          (872,143)
  Increase (Decrease) For Transfers - Interdivision And From
         (To) VALIC General Account, Net                                1,565,653       2,558,479              --          (716,601)
                                                                     ------------    ------------    ------------   ---------------
Increase (Decrease) In Units Outstanding                                4,182,637       2,959,793              --          (821,977)
Accumulation Units At Beginning Of Period                               3,163,014         203,221              --           821,977
                                                                     ------------    ------------    ------------   ---------------
Accumulation Units At End Of Period                                     7,345,651       3,163,014              --                --
                                                                     ============    ============    ============   ===============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                       451,327         307,034              --            91,146
  Decrease For Surrendered Contracts                                      (18,137)         (5,320)             --           (25,656)
  Increase (Decrease) For Transfers - Interdivision And From
         (To) VALIC General Account, Net                                 (207,371)        186,420              --          (314,735)
                                                                     ------------    ------------    ------------   ---------------
Increase (Decrease) In Units Outstanding                                  225,819         488,134              --          (249,245)
Accumulation Units At Beginning Of Period                                 735,103         246,969              --           249,245
                                                                     ------------    ------------    ------------   ---------------
Accumulation Units At End Of Period                                       960,922         735,103              --                --
                                                                     ============    ============    ============   ===============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                       446,191         504,840              --         2,005,181
  Decrease For Surrendered Contracts                                      (82,457)       (230,917)             --          (394,780)
  Increase (Decrease) For Transfers - Interdivision And From
         (To) VALIC General Account, Net                                   43,040          97,501              --        (7,282,761)
                                                                     ------------    ------------    ------------   ---------------
Increase (Decrease) In Units Outstanding                                  406,774         371,424              --        (5,672,360)
Accumulation Units At Beginning Of Period                               1,531,710       1,160,286              --         5,672,360
                                                                     ------------    ------------    ------------   ---------------
Accumulation Units At End Of Period                                     1,938,484       1,531,710              --                --
                                                                     ============    ============    ============   ===============


(1) Fund was no longer offered as of December 8, 2000.


                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                         VANGUARD LIFESTRATEGY           VANGUARD LIFESTRATEGY
                                                                                GROWTH                     MODERATE GROWTH
                                                                                 FUND                            FUND
                                                                     ----------------------------    ----------------------------
                                                                              DIVISION 52                     DIVISION 53
                                                                     ----------------------------    ----------------------------
                                                                       FOR THE         FOR THE         FOR THE          FOR THE
                                                                      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                                                         2001            2000            2001            2000
                                                                     ------------    ------------    ------------    ------------
OPERATIONS:
  Net Investment Income (Loss)                                       $    676,214    $    844,704    $  1,350,096    $  1,406,787
  Net Realized Gain (Loss) On Investments                              (4,705,318)        310,729      (4,137,342)        186,756
  Net Unrealized Appreciation (Depreciation) Of Investments
    During The Period                                                     (57,611)     (3,523,220)        292,512      (2,413,287)
                                                                     ------------    ------------    ------------    ------------
 Increase (Decrease) In Net Assets Resulting From Operations         $ (4,086,715)   $ (2,367,787)   $ (2,494,734)   $   (819,744)
                                                                     ------------    ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                  $ 15,751,042    $ 13,665,718    $ 16,624,548    $ 14,871,674
  Surrenders Of Accumulation Units By Terminations And Withdrawals     (1,707,197)     (2,294,322)     (2,102,254)     (2,648,143)
  Annuity Benefit Payments                                                     --              --              --              --
  Amounts Transferred From (To) VALIC General Account, Net              1,296,830       4,606,268       3,395,034        (271,745)
  Return Of Capital To VALIC                                                   --              --              --              --
  Capital Contributed By VALIC                                                 --              --              --              --
                                                                     ------------    ------------    ------------    ------------
  Increase (Decrease) In Net Assets Resulting From Principal
    Transactions                                                     $ 15,340,675    $ 15,977,664    $ 17,917,328    $ 11,951,786
                                                                     ------------    ------------    ------------    ------------
Total Increase (Decrease) In Net Assets                                11,253,960      13,609,877      15,422,594      11,132,042

NET ASSETS:
Beginning Of Period                                                    38,572,101      24,962,224      43,200,755      32,068,713
                                                                     ------------    ------------    ------------    ------------
End Of Period                                                        $ 49,826,061    $ 38,572,101    $ 58,623,349    $ 43,200,755
                                                                     ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                     5,025,499       2,926,616       4,363,199       1,814,631
  Decrease For Surrendered Contracts                                     (368,387)       (852,977)       (352,241)       (807,271)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                     1,936,124       3,629,642       3,971,331         981,238
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                6,593,236       5,703,281       7,982,289       1,988,598
Accumulation Units At Beginning Of Period                               7,294,970       1,591,689       3,343,004       1,354,406
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                    13,888,206       7,294,970      11,325,293       3,343,004
                                                                     ============    ============    ============    ============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                       653,111         804,697         866,228         774,183
  Decrease For Surrendered Contracts                                     (149,430)       (107,768)       (131,477)       (161,108)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                        29,926         102,093         (25,348)        122,639
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                  533,607         799,022         709,403         735,714
Accumulation Units At Beginning Of Period                               2,267,355       1,468,333       2,887,958       2,152,244
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                     2,800,962       2,267,355       3,597,361       2,887,958
                                                                     ============    ============    ============    ============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                     8,068,421       7,365,530       9,631,310      10,602,156
  Decrease For Surrendered Contracts                                   (1,171,368)     (1,659,282)     (1,718,681)     (2,464,768)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                      (910,120)       (256,185)     (1,293,723)     (1,313,928)
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                5,986,933       5,450,063       6,618,906       6,823,460
Accumulation Units At Beginning Of Period                              20,760,221      15,310,158      28,958,521      22,135,061
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                    26,747,154      20,760,221      35,577,427      28,958,521
                                                                     ============    ============    ============    ============


                                                                         VANGUARD LIFESTRATEGY                  EVERGREEN
                                                                         CONSERVATIVE GROWTH                SMALL CAP EQUITY
                                                                                FUND                          INCOME FUND
                                                                     ----------------------------    ----------------------------
                                                                             DIVISION 54                      DIVISION 55
                                                                     ----------------------------    ----------------------------
                                                                       FOR THE          FOR THE        FOR THE          FOR THE
                                                                      YEAR ENDED       YEAR ENDED     YEAR ENDED      YEAR ENDED
                                                                      DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                                                         2001            2000            2001             2000
                                                                     ------------    ------------    ------------    ------------
OPERATIONS:
  Net Investment Income (Loss)                                       $    416,332    $    330,192    $    768,139    $       (976)
  Net Realized Gain (Loss) On Investments                                (498,486)         20,643          49,954              67
  Net Unrealized Appreciation (Depreciation) Of Investments
    During The Period                                                      39,752        (217,338)      2,773,410          46,208
                                                                     ------------    ------------    ------------    ------------
 Increase (Decrease) In Net Assets Resulting From Operations         $    (42,402)   $    133,497    $  3,591,503    $     45,299
                                                                     ------------    ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                  $  5,658,911    $  2,701,488    $ 10,675,186    $    166,595
  Surrenders Of Accumulation Units By Terminations And Withdrawals       (752,444)       (613,503)     (1,356,646)           (146)
  Annuity Benefit Payments                                                     --              --             (80)             --
  Amounts Transferred From (To) VALIC General Account, Net              2,472,216         164,753      36,077,991         638,400
  Return Of Capital To VALIC                                                   --              --              --              --
  Capital Contributed By VALIC                                                 --              --              --              --
                                                                     ------------    ------------    ------------    ------------
  Increase (Decrease) In Net Assets Resulting From Principal
    Transactions                                                     $  7,378,683    $  2,252,738    $ 45,396,451    $    804,849
                                                                     ------------    ------------    ------------    ------------
Total Increase (Decrease) In Net Assets                                 7,336,281       2,386,235      48,987,954         850,148

NET ASSETS:
Beginning Of Period                                                     7,711,016       5,324,781         850,390             242
                                                                     ------------    ------------    ------------    ------------
End Of Period                                                        $ 15,047,297    $  7,711,016    $ 49,838,344    $    850,390
                                                                     ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                     3,134,518         639,109       7,479,021         158,457
  Decrease For Surrendered Contracts                                     (399,065)       (269,759)       (887,563)           (129)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                     2,347,285         508,279      25,507,257         555,922
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                5,082,738         877,629      32,098,715         714,250
Accumulation Units At Beginning Of Period                               1,431,730         554,101         714,494             244
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                     6,514,468       1,431,730      32,813,209         714,494
                                                                     ============    ============    ============    ============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                       166,005         170,916         876,407             462
  Decrease For Surrendered Contracts                                      (34,574)        (52,586)        (65,392)             --
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                       149,780         (11,642)      1,730,632           9,505
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                  281,211         106,688       2,541,647           9,967
Accumulation Units At Beginning Of Period                                 482,507         375,819           9,967              --
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                       763,718         482,507       2,551,614           9,967
                                                                     ============    ============    ============    ============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                     1,594,481       1,868,529         273,262             743
  Decrease For Surrendered Contracts                                     (279,454)       (572,830)        (28,253)             --
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                      (301,593)       (352,514)        944,706             605
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                1,013,434         943,185       1,189,715           1,348
Accumulation Units At Beginning Of Period                               4,608,676       3,665,491           1,348              --
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                     5,622,110       4,608,676       1,191,063           1,348
                                                                     ============    ============    ============    ============


                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                                EVERGREEN                      EVERGREEN
                                                                            GROWTH & INCOME                      VALUE
                                                                                 FUND                            FUND
                                                                     ----------------------------    ----------------------------
                                                                              DIVISION 56                     DIVISION 57
                                                                     ----------------------------    ----------------------------
                                                                        FOR THE       FOR THE         FOR THE         FOR THE
                                                                      YEAR ENDED     YEAR ENDED      YEAR ENDED     YEAR ENDED
                                                                     DECEMBER 31,   DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                                                         2001           2000            2001           2000
                                                                     ------------    ------------    ------------    ------------

OPERATIONS:
  Net Investment Income (Loss)                                       $     73,151    $      6,150    $    686,147    $     20,191
  Net Realized Gain (Loss) On Investments                                 (63,087)           (558)        (40,901)           (249)
  Net Unrealized Appreciation (Depreciation) Of Investments
    During The Period                                                    (120,644)         (7,991)       (633,448)        (14,803)
                                                                     ------------    ------------    ------------    ------------
 Increase (Decrease) In Net Assets Resulting From Operations         $   (110,580)   $     (2,399)   $     11,798    $      5,139
                                                                     ------------    ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                  $    939,350    $     41,420    $  2,212,263    $     58,177
  Surrenders Of Accumulation Units By Terminations And Withdrawals        (49,393)            (30)       (330,970)           (683)
  Annuity Benefit Payments                                                     --              --              --              --
  Amounts Transferred From (To) VALIC General Account, Net              1,374,490         104,383       5,718,980         277,943
  Return Of Capital To VALIC                                                   --              --              --              --
  Capital Contributed By VALIC                                                 --              --              --              --
                                                                     ------------    ------------    ------------    ------------
  Increase (Decrease) In Net Assets Resulting From Principal
    Transactions                                                     $  2,264,447    $    145,773    $  7,600,273    $    335,437
                                                                     ------------    ------------    ------------    ------------
Total Increase (Decrease) In Net Assets                                 2,153,867         143,374       7,612,071         340,576

NET ASSETS:
Beginning Of Period                                                       149,618           6,244         344,961           4,385
                                                                     ------------    ------------    ------------    ------------
End Of Period                                                        $  2,303,485    $    149,618    $  7,957,032    $    344,961
                                                                     ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                       918,508          35,934       1,741,420          59,835
  Decrease For Surrendered Contracts                                      (51,496)            (29)       (275,597)         (3,204)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                     1,283,954          95,391       4,794,242         219,019
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                2,150,966         131,296       6,260,065         275,650
Accumulation Units At Beginning Of Period                                 131,471             175         279,890           4,240
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                     2,282,437         131,471       6,539,955         279,890
                                                                     ============    ============    ============    ============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                       101,977           1,642         251,502             516
  Decrease For Surrendered Contracts                                         (649)             --          (1,084)             --
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                       136,053           3,286         422,902          27,206
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                  237,381           4,928         673,320          27,722
Accumulation Units At Beginning Of Period                                  10,254           5,326          27,722              --
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                       247,635          10,254         701,042          27,722
                                                                     ============    ============    ============    ============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                        26,538             126          44,906              --
  Decrease For Surrendered Contracts                                          (19)             --            (859)             --
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                        33,171              44          82,195              --
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                   59,690             170         126,242              --
Accumulation Units At Beginning Of Period                                     170              --              --              --
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                        59,860             170         126,242              --
                                                                     ============    ============    ============    ============



                                                                           VALIC COMPANY II                VALIC COMPANY II
                                                                               CORE BOND                    STRATEGIC BOND
                                                                                 FUND                            FUND
                                                                     ----------------------------    ----------------------------
                                                                              DIVISION 58                     DIVISION 59
                                                                     ----------------------------    ----------------------------
                                                                      FOR THE          FOR THE         FOR THE         FOR THE
                                                                     YEAR ENDED      YEAR ENDED       YEAR ENDED     YEAR ENDED
                                                                     ECEMBER 31,    DECEMBER 31,     DECEMBER 31,   DECEMBER 31,
                                                                        2001            2000             2001           2000
                                                                     ------------    ------------    ------------    ------------

OPERATIONS:
  Net Investment Income (Loss)                                       $    614,676    $    337,486    $    836,724    $    502,473
  Net Realized Gain (Loss) On Investments                                  54,867          (7,937)        (42,481)         (6,438)
  Net Unrealized Appreciation (Depreciation) Of Investments
    During The Period                                                    (115,803)        131,294         185,861        (373,402)
                                                                     ------------    ------------    ------------    ------------
 Increase (Decrease) In Net Assets Resulting From Operations         $    553,740    $    460,843    $    980,104    $    122,633
                                                                     ------------    ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                  $  1,863,183    $     61,617    $  2,183,396    $     86,336
  Surrenders Of Accumulation Units By Terminations And Withdrawals       (319,737)         (2,813)       (679,973)           (399)
  Annuity Benefit Payments                                                     --              --              --              --
  Amounts Transferred From (To) VALIC General Account, Net              4,718,972       1,992,826       9,314,675         128,272
  Return Of Capital To VALIC                                           (1,397,653)             --        (587,116)             --
  Capital Contributed By VALIC                                                 --              --              --              --
                                                                     ------------    ------------    ------------    ------------
  Increase (Decrease) In Net Assets Resulting From Principal
    Transactions                                                     $  4,864,765    $  2,051,630    $ 10,230,982    $    214,209
                                                                     ------------    ------------    ------------    ------------
Total Increase (Decrease) In Net Assets                                 5,418,505       2,512,473      11,211,086         336,842

NET ASSETS:
Beginning Of Period                                                     7,680,854       5,168,381       5,843,348       5,506,506
                                                                     ------------    ------------    ------------    ------------
End Of Period                                                        $ 13,099,359    $  7,680,854    $ 17,054,434    $  5,843,348
                                                                     ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                     1,183,795          65,379       2,212,870          59,787
  Decrease For Surrendered Contracts                                     (243,040)         (2,713)       (557,547)             (9)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                     3,912,810         697,270       6,766,677         150,470
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                4,853,565         759,936       8,422,000         210,248
Accumulation Units At Beginning Of Period                                 814,285          54,349         212,572           2,324
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                     5,667,850         814,285       8,634,572         212,572
                                                                     ============    ============    ============    ============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                       339,107             937         217,206             936
  Decrease For Surrendered Contracts                                         (774)             --          (4,094)             --
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                       121,381           6,175         218,422              --
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                  459,714           7,112         431,534             936
Accumulation Units At Beginning Of Period                                  17,812          10,700             936              --
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                       477,526          17,812         432,470             936
                                                                     ============    ============    ============    ============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                        81,914           1,856         111,913          22,184
  Decrease For Surrendered Contracts                                       (3,076)             --          (5,893)           (355)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                       125,483         297,475         350,241          93,450
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                  204,321         299,331         456,261         115,279
Accumulation Units At Beginning Of Period                                 299,331              --         148,345          33,066
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                       503,652         299,331         604,606         148,345
                                                                     ============    ============    ============    ============



                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                     VALIC COMPANY II
                                                                     HIGH YIELD BOND                         JANUS
                                                                           FUND                              FUND
                                                               ----------------------------    --------------------------------
                                                                       DIVISION 60                       DIVISION 61
                                                               ----------------------------    --------------------------------
                                                                 FOR THE         FOR THE         FOR THE        FOR THE PERIOD
                                                                YEAR ENDED      YEAR ENDED      YEAR ENDED     DECEMBER 8, 2000
                                                               DECEMBER 31,    DECEMBER 31,    DECEMBER 31,     TO DECEMBER 31,
                                                                   2001            2000            2001              2000
                                                               ------------    ------------    ------------    ----------------
OPERATIONS:
  Net Investment Income (Loss)                                 $  1,213,806    $    652,213    $   (266,510)   $        172,548
  Net Realized Gain (Loss) On Investments                          (332,639)        (21,091)       (572,880)                 --
  Net Unrealized Appreciation (Depreciation) Of Investments
    During The Period                                              (656,280)       (969,410)     (7,531,713)           (348,686)
                                                               ------------    ------------    ------------    ----------------
 Increase (Decrease) In Net Assets Resulting From Operations   $    224,887    $   (338,288)   $ (8,371,103)   $       (176,138)
                                                               ------------    ------------    ------------    ----------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                            $  2,548,208    $    151,042    $ 19,844,709    $         28,931
  Surrenders Of Accumulation Units By Terminations And
    Withdrawals                                                    (727,575)         (7,176)     (1,450,291)               (553)
  Annuity Benefit Payments                                               --              --              --                  --
  Amounts Transferred From (To) VALIC General Account, Net        7,620,787          63,687      29,436,430           3,278,938
  Return Of Capital To VALIC                                             --              --              --                  --
  Capital Contributed By VALIC                                           --              --              --                  --
                                                               ------------    ------------    ------------    ----------------
  Increase (Decrease) In Net Assets Resulting From Principal
    Transactions                                               $  9,441,420    $    207,553    $ 47,830,848    $      3,307,316
                                                               ------------    ------------    ------------    ----------------
Total Increase (Decrease) In Net Assets                           9,666,307        (130,735)     39,459,745           3,131,178

NET ASSETS:
Beginning Of Period                                               5,456,618       5,587,353       3,131,178                  --
                                                               ------------    ------------    ------------    ----------------
End Of Period                                                  $ 15,122,925    $  5,456,618    $ 42,590,923    $      3,131,178
                                                               ============    ============    ============    ================

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received               2,160,765         138,566      23,715,888              32,863
  Decrease For Surrendered Contracts                               (641,052)         (6,876)     (1,650,745)               (662)
  Increase (Decrease) For Transfers - Interdivision And From
         (To) VALIC General Account, Net                          6,484,120         162,896      32,852,991           3,508,910
                                                               ------------    ------------    ------------    ----------------
Increase (Decrease) In Units Outstanding                          8,003,833         294,586      54,918,134           3,541,111
Accumulation Units At Beginning Of Period                           431,009         136,423       3,541,111                  --
                                                               ------------    ------------    ------------    ----------------
Accumulation Units At End Of Period                               8,434,842         431,009      58,459,245           3,541,111
                                                               ============    ============    ============    ================

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                 150,329          19,120       4,925,688               2,154
  Decrease For Surrendered Contracts                                 (1,385)             --         (84,725)                 --
  Increase (Decrease) For Transfers - Interdivision And From
         (To) VALIC General Account, Net                            420,506          22,874       2,934,790             136,180
                                                               ------------    ------------    ------------    ----------------
Increase (Decrease) In Units Outstanding                            569,450          41,994       7,775,753             138,334
Accumulation Units At Beginning Of Period                            44,391           2,397         138,334                  --
                                                               ------------    ------------    ------------    ----------------
Accumulation Units At End Of Period                                 613,841          44,391       7,914,087             138,334
                                                               ============    ============    ============    ================

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                  84,723              --         808,593                 534
  Decrease For Surrendered Contracts                                (14,312)             --         (58,780)                 --
  Increase (Decrease) For Transfers - Interdivision And From
         (To) VALIC General Account, Net                            194,567            (410)      1,315,721               1,644
                                                               ------------    ------------    ------------    ----------------
Increase (Decrease) In Units Outstanding                            264,978            (410)      2,065,534               2,178
Accumulation Units At Beginning Of Period                                --             410           2,178                  --
                                                               ------------    ------------    ------------    ----------------
Accumulation Units At End Of Period                                 264,978              --       2,067,712               2,178
                                                               ============    ============    ============    ================


                                                                           INVESCO                          CREDIT SUISSE
                                                                            GROWTH                         SMALL CAP GROWTH
                                                                             FUND                                FUND
                                                               --------------------------------    --------------------------------
                                                                         DIVISION 62                         DIVISION 63
                                                               --------------------------------    --------------------------------
                                                                 FOR THE         FOR THE PERIOD      FOR THE        FOR THE PERIOD
                                                                YEAR ENDED      DECEMBER 8, 2000    YEAR ENDED     DECEMBER 8, 2000
                                                               DECEMBER 31,     TO DECEMBER 31,    DECEMBER 31,     TO DECEMBER 31,
                                                                   2001              2000              2001              2000
                                                               ------------    ----------------    ------------    ----------------
OPERATIONS:
  Net Investment Income (Loss)                                 $      6,716    $           (314)   $    (41,678)   $           (116)
  Net Realized Gain (Loss) On Investments                        (2,178,842)            (19,961)       (117,924)             (1,096)
  Net Unrealized Appreciation (Depreciation) Of Investments
    During The Period                                            (4,259,411)           (124,719)        601,135             (10,482)
                                                               ------------    ----------------    ------------    ----------------
 Increase (Decrease) In Net Assets Resulting From Operations   $ (6,431,537)   $       (144,994)   $    441,533    $        (11,694)
                                                               ------------    ----------------    ------------    ----------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                            $  5,354,678    $          6,606    $  3,706,512    $         19,098
  Surrenders Of Accumulation Units By Terminations And
    Withdrawals                                                    (286,813)                (53)       (299,556)                (48)
  Annuity Benefit Payments                                               --                  --              --                  --
  Amounts Transferred From (To) VALIC General Account, Net       10,634,940             943,434       4,909,532             434,666
  Return Of Capital To VALIC                                             --                  --              --                  --
  Capital Contributed By VALIC                                           --                  --              --                  --
                                                               ------------    ----------------    ------------    ----------------
  Increase (Decrease) In Net Assets Resulting From Principal
    Transactions                                               $ 15,702,805    $        949,987    $  8,316,488    $        453,716
                                                               ------------    ----------------    ------------    ----------------
Total Increase (Decrease) In Net Assets                           9,271,268             804,993       8,758,021             442,022

NET ASSETS:
Beginning Of Period                                                 804,993                  --         442,022                  --
                                                               ------------    ----------------    ------------    ----------------
End Of Period                                                  $ 10,076,261    $        804,993    $  9,200,043    $        442,022
                                                               ============    ================    ============    ================

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received              10,541,948               9,468       4,275,589              17,924
  Decrease For Surrendered Contracts                               (528,647)                (72)       (316,413)                (62)
  Increase (Decrease) For Transfers - Interdivision And From
         (To) VALIC General Account, Net                         13,483,039           1,078,766       5,885,895             464,868
                                                               ------------    ----------------    ------------    ----------------
Increase (Decrease) In Units Outstanding                         23,496,340           1,088,162       9,845,071             482,730
Accumulation Units At Beginning Of Period                         1,088,162                  --         482,730                  --
                                                               ------------    ----------------    ------------    ----------------
Accumulation Units At End Of Period                              24,584,502           1,088,162      10,327,801             482,730
                                                               ============    ================    ============    ================

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received               1,450,075                 260         764,966               1,613
  Decrease For Surrendered Contracts                                (49,552)                 --         (31,776)                 --
  Increase (Decrease) For Transfers - Interdivision And From
         (To) VALIC General Account, Net                            846,218              21,336         551,568               7,004
                                                               ------------    ----------------    ------------    ----------------
Increase (Decrease) In Units Outstanding                          2,246,741              21,596       1,284,758               8,617
Accumulation Units At Beginning Of Period                            21,596                  --           8,617                  --
                                                               ------------    ----------------    ------------    ----------------
Accumulation Units At End Of Period                               2,268,337              21,596       1,293,375               8,617
                                                               ============    ================    ============    ================

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                 427,009                 419         162,495                  --
  Decrease For Surrendered Contracts                                (17,993)                 --          (3,233)                 --
  Increase (Decrease) For Transfers - Interdivision And From
         (To) VALIC General Account, Net                            343,912               1,934         100,651                  --
                                                               ------------    ----------------    ------------    ----------------
Increase (Decrease) In Units Outstanding                            752,928               2,353         259,913                  --
Accumulation Units At Beginning Of Period                             2,353                  --              --                  --
                                                               ------------    ----------------    ------------    ----------------
Accumulation Units At End Of Period                                 755,281               2,353         259,913                  --
                                                               ============    ================    ============    ================


                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                        MORGAN STANLEY                        EVERGREEN
                                                                      IFT MID CAP GROWTH                   SPECIAL EQUITY
                                                                          PORTFOLIO                             FUND
                                                               --------------------------------    --------------------------------
                                                                          DIVISION 64                         DIVISION 65
                                                               --------------------------------    --------------------------------
                                                                 FOR THE        FOR THE PERIOD        FOR THE       FOR THE PERIOD
                                                                YEAR ENDED     DECEMBER 8, 2000      YEAR ENDED    DECEMBER 8, 2000
                                                               DECEMBER 31,     TO DECEMBER 31,     DECEMBER 31,    TO DECEMBER 31,
                                                                   2001              2000              2001              2000
                                                               ------------    ----------------    ------------    ----------------

OPERATIONS:
  Net Investment Income (Loss)                                 $    (62,285)   $         57,264    $    (12,215)   $            (43)
  Net Realized Gain (Loss) On Investments                          (262,584)             (7,663)        (23,067)                 --
  Net Unrealized Appreciation (Depreciation) Of Investments
    During The Period                                            (1,147,649)            (77,907)         86,857                 754
                                                               ------------    ----------------    ------------    ----------------
 Increase (Decrease) In Net Assets Resulting From Operations   $ (1,472,518)   $        (28,306)   $     51,575    $            711
                                                               ------------    ----------------    ------------    ----------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                            $  4,284,435    $          3,574    $    895,656    $          3,391
  Surrenders Of Accumulation Units By Terminations And
    Withdrawals                                                    (237,054)               (337)       (137,470)                (24)
  Annuity Benefit Payments                                               --                  --          (1,144)                 --
  Amounts Transferred From (To) VALIC General Account, Net        8,752,986             586,820       2,087,631             126,481
  Return Of Capital To VALIC                                             --                  --              --                  --
  Capital Contributed By VALIC                                           --                  --              --                  --
                                                               ------------    ----------------    ------------    ----------------
  Increase (Decrease) In Net Assets Resulting From
    Principal Transactions                                     $ 12,800,367    $        590,057    $  2,844,673    $        129,848
                                                               ------------    ----------------    ------------    ----------------
Total Increase (Decrease) In Net Assets                          11,327,849             561,751       2,896,248             130,559

NET ASSETS:
Beginning Of Period                                                 561,751                  --         130,559                  --
                                                               ------------    ----------------    ------------    ----------------
End Of Period                                                  $ 11,889,600    $        561,751    $  3,026,807    $        130,559
                                                               ============    ================    ============    ================

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received               5,620,093               4,043         983,349               4,990
  Decrease For Surrendered Contracts                               (209,326)               (379)       (171,942)                (28)
  Increase (Decrease) For Transfers - Interdivision And
         From (To) VALIC General Account, Net                    10,824,214             644,194       2,431,917             138,849
                                                               ------------    ----------------    ------------    ----------------
Increase (Decrease) In Units Outstanding                         16,234,981             647,858       3,243,324             143,811
Accumulation Units At Beginning Of Period                           647,858                  --         143,811                  --
                                                               ------------    ----------------    ------------    ----------------
Accumulation Units At End Of Period                              16,882,839             647,858       3,387,135             143,811
                                                               ============    ================    ============    ================

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                 982,765                  98          95,315                  --
  Decrease For Surrendered Contracts                                (44,560)                 --             (93)                 --
  Increase (Decrease) For Transfers - Interdivision And
         From (To) VALIC General Account, Net                     1,583,533               2,580          95,778                  --
                                                               ------------    ----------------    ------------    ----------------
Increase (Decrease) In Units Outstanding                          2,521,738               2,678         191,000                  --
Accumulation Units At Beginning Of Period                             2,678                  --              --                  --
                                                               ------------    ----------------    ------------    ----------------
Accumulation Units At End Of Period                               2,524,416               2,678         191,000                  --
                                                               ============    ================    ============    ================

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                 196,288                  24          31,340                 268
  Decrease For Surrendered Contracts                                 (1,051)                 --             (65)                 --
  Increase (Decrease) For Transfers - Interdivision And
         From (To) VALIC General Account, Net                       200,076                  --          80,228                  --
                                                               ------------    ----------------    ------------    ----------------
Increase (Decrease) In Units Outstanding                            395,313                  24         111,503                 268
Accumulation Units At Beginning Of Period                                24                  --             268                  --
                                                               ------------    ----------------    ------------    ----------------
Accumulation Units At End Of Period                                 395,337                  24         111,771                 268
                                                               ============    ================    ============    ================


                                                                              SIT                              SIT
                                                                       SMALL CAP GROWTH                   MID CAP GROWTH
                                                                             FUND                              FUND
                                                               --------------------------------    --------------------------------
                                                                          DIVISION 66                        DIVISION 67
                                                               --------------------------------    --------------------------------
                                                                  FOR THE        FOR THE PERIOD      FOR THE        FOR THE PERIOD
                                                                YEAR ENDED     DECEMBER 8, 2000     YEAR ENDED     DECEMBER 8, 2000
                                                               DECEMBER 31,    TO DECEMBER 31,     DECEMBER 31,     TO DECEMBER 31,
                                                                   2001             2000              2001              2000
                                                               ------------    ----------------    ------------    ----------------

OPERATIONS:
  Net Investment Income (Loss)                                 $    (45,318)   $           (149)   $     68,978    $            (86)
  Net Realized Gain (Loss) On Investments                          (167,043)                (25)       (249,460)             (2,492)
  Net Unrealized Appreciation (Depreciation) Of Investments
    During The Period                                              (871,356)             (9,732)       (240,498)             (7,885)
                                                               ------------    ----------------    ------------    ----------------
 Increase (Decrease) In Net Assets Resulting From Operations   $ (1,083,717)   $         (9,906)   $   (420,980)   $        (10,463)
                                                               ------------    ----------------    ------------    ----------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                            $  6,618,125    $          5,618    $  1,318,217    $          5,816
  Surrenders Of Accumulation Units By Terminations And
    Withdrawals                                                    (290,711)                (25)       (750,916)                (32)
  Annuity Benefit Payments                                               --                  --              --                  --
  Amounts Transferred From (To) VALIC General Account, Net       11,733,203             458,593       4,082,655             240,162
  Return Of Capital To VALIC                                             --                  --              --                  --
  Capital Contributed By VALIC                                           --                  --              --                  --
                                                               ------------    ----------------    ------------    ----------------
  Increase (Decrease) In Net Assets Resulting From
    Principal Transactions                                     $ 18,060,617    $        464,186    $  4,649,956    $        245,946
                                                               ------------    ----------------    ------------    ----------------
Total Increase (Decrease) In Net Assets                          16,976,900             454,280       4,228,976             235,483

NET ASSETS:
Beginning Of Period                                                 454,280                  --         235,483                  --
                                                               ------------    ----------------    ------------    ----------------
End Of Period                                                  $ 17,431,180    $        454,280    $  4,464,459    $        235,483
                                                               ============    ================    ============    ================

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received               8,471,132               5,602       1,964,823               6,461
  Decrease For Surrendered Contracts                               (256,355)                (29)       (820,316)                (39)
  Increase (Decrease) For Transfers - Interdivision And
         From (To) VALIC General Account, Net                    15,748,208             517,933       5,987,760             269,501
                                                               ------------    ----------------    ------------    ----------------
Increase (Decrease) In Units Outstanding                         23,962,985             523,506       7,132,267             275,923
Accumulation Units At Beginning Of Period                           523,506                  --         275,923                  --
                                                               ------------    ----------------    ------------    ----------------
Accumulation Units At End Of Period                              24,486,491             523,506       7,408,190             275,923
                                                               ============    ================    ============    ================

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received               1,729,506                 276         229,781                  --
  Decrease For Surrendered Contracts                                (17,454)                 --          (6,118)                 --
  Increase (Decrease) For Transfers - Interdivision And
         From (To) VALIC General Account, Net                     1,472,753               3,047         222,802                 346
                                                               ------------    ----------------    ------------    ----------------
Increase (Decrease) In Units Outstanding                          3,184,805               3,323         446,465                 346
Accumulation Units At Beginning Of Period                             3,323                  --             346                  --
                                                               ------------    ----------------    ------------    ----------------
Accumulation Units At End Of Period                               3,188,128               3,323         446,811                 346
                                                               ============    ================    ============    ================

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                 335,417                  --          53,003                  --
  Decrease For Surrendered Contracts                                (10,892)                 --            (133)                 --
  Increase (Decrease) For Transfers - Interdivision And
         From (To) VALIC General Account, Net                       349,482                 425          34,436                  --
                                                               ------------    ----------------    ------------    ----------------
Increase (Decrease) In Units Outstanding                            674,007                 425          87,306                  --
Accumulation Units At Beginning Of Period                               425                  --              --                  --
                                                               ------------    ----------------    ------------    ----------------
Accumulation Units At End Of Period                                 674,432                 425          87,306                  --
                                                               ============    ================    ============    ================



                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                                                            ARIEL
                                                                          ARIEL                         APPRECIATION
                                                                           FUND                             FUND
                                                             --------------------------------    --------------------------------
                                                                        DIVISION 68                       DIVISION 69
                                                             --------------------------------    --------------------------------
                                                                 FOR THE        FOR THE PERIOD    FOR THE        FOR THE PERIOD
                                                               YEAR ENDED      DECEMBER 8, 2000  YEAR ENDED     DECEMBER 8, 2000
                                                              DECEMBER 31,     TO DECEMBER 31,  DECEMBER 31,     TO DECEMBER 31,
                                                                  2001               2000           2001              2000
                                                             ------------    ----------------    ------------    ----------------
OPERATIONS:
  Net Investment Income (Loss)                               $    657,505    $            (39)   $  1,375,587    $            (59)
  Net Realized Gain (Loss) On Investments                         126,874                  --          85,961              (1,377)
  Net Unrealized Appreciation (Depreciation) Of
    Investments During The Period                               2,942,822               7,203       3,663,972               9,928
                                                             ------------    ----------------    ------------    ----------------
 Increase (Decrease) In Net Assets Resulting From
   Operations                                                $  3,727,201    $          7,164    $  5,125,520    $          8,492
                                                             ------------    ----------------    ------------    ----------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                          $ 13,578,692    $          2,772    $ 19,190,742    $          5,412
  Surrenders Of Accumulation Units By Terminations And
    Withdrawals                                                  (885,815)                (13)     (1,837,586)               (414)
  Annuity Benefit Payments                                             --                  --            (130)                 --
  Amounts Transferred From (To) VALIC General Account, Net     39,569,978             167,577      68,539,543             196,094
  Return Of Capital To VALIC                                           --                  --              --                  --
  Capital Contributed By VALIC                                         --                  --              --                  --
                                                             ------------    ----------------    ------------    ----------------
  Increase (Decrease) In Net Assets Resulting From
    Principal Transactions                                   $ 52,262,855    $        170,336    $ 85,892,569    $        201,092
                                                             ------------    ----------------    ------------    ----------------
Total Increase (Decrease) In Net Assets                        55,990,056             177,500      91,018,089             209,584

NET ASSETS:
Beginning Of Period                                               177,500                  --         209,584                  --
                                                             ------------    ----------------    ------------    ----------------
End Of Period                                                $ 56,167,556    $        177,500    $ 91,227,673    $        209,584
                                                             ============    ================    ============    ================

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received             9,965,333              (9,521)     14,624,606             (11,021)
  Decrease For Surrendered Contracts                             (480,353)                (12)     (1,059,948)               (466)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net              29,904,844             168,770      53,319,100             208,428
                                                             ------------    ----------------    ------------    ----------------
Increase (Decrease) In Units Outstanding                       39,389,824             159,237      66,883,758             196,941
Accumulation Units At Beginning Of Period                         159,237                  --         196,941                  --
                                                             ------------    ----------------    ------------    ----------------
Accumulation Units At End Of Period                            39,549,061             159,237      67,080,699             196,941
                                                             ============    ================    ============    ================

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received             1,055,363                  --       1,279,907                  --
  Decrease For Surrendered Contracts                              (69,389)                 --         (85,875)                 --
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net               2,590,571                 364       3,588,674                  32
                                                             ------------    ----------------    ------------    ----------------
Increase (Decrease) In Units Outstanding                        3,576,545                 364       4,782,706                  32
Accumulation Units At Beginning Of Period                             364                  --              32                  --
                                                             ------------    ----------------    ------------    ----------------
Accumulation Units At End Of Period                             3,576,909                 364       4,782,738                  32
                                                             ============    ================    ============    ================

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received               411,752                  --         541,051                  --
  Decrease For Surrendered Contracts                              (10,520)                 --         (46,520)                 --
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net               1,164,634                 128       2,171,977                 119
                                                             ------------    ----------------    ------------    ----------------
Increase (Decrease) In Units Outstanding                        1,565,866                 128       2,666,508                 119
Accumulation Units At Beginning Of Period                             128                  --             119                  --
                                                             ------------    ----------------    ------------    ----------------
Accumulation Units At End Of Period                             1,565,994                 128       2,666,627                 119
                                                             ============    ================    ============    ================


                                                                       LOU HOLLAND                         DREYFUSS
                                                                         GROWTH                           BASIC GNMA
                                                                          FUND                               FUND
                                                             --------------------------------    --------------------------------
                                                                       DIVISION 70                        DIVISION 71
                                                             --------------------------------    --------------------------------
                                                              FOR THE          FOR THE PERIOD       FOR THE      FOR THE PERIOD
                                                             YEAR ENDED       DECEMBER 8, 2000     YEAR ENDED   DECEMBER 8, 2000
                                                             ECEMBER 31,       TO DECEMBER 31,    DECEMBER 31,   TO DECEMBER 31,
                                                                2001                2000              2001            2000
                                                             ------------    ----------------    ------------    ----------------
OPERATIONS:
  Net Investment Income (Loss)                               $    234,772    $          6,045    $    490,981    $          1,200
  Net Realized Gain (Loss) On Investments                         (95,208)                 --          40,726                  36
  Net Unrealized Appreciation (Depreciation) Of
    Investments During The Period                                (125,699)             (7,244)        (32,033)              2,517
                                                             ------------    ----------------    ------------    ----------------
 Increase (Decrease) In Net Assets Resulting From
   Operations                                                $     13,865    $         (1,199)   $    499,674    $          3,753
                                                             ------------    ----------------    ------------    ----------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                          $    944,891    $         12,994    $  6,100,438    $            583
  Surrenders Of Accumulation Units By Terminations And
    Withdrawals                                                   (71,339)                (14)       (790,889)                (24)
  Annuity Benefit Payments                                             --                  --              --                  --
  Amounts Transferred From (To) VALIC General Account, Net      2,805,255             134,039      17,177,682             880,670
  Return Of Capital To VALIC                                           --                  --              --                  --
  Capital Contributed By VALIC                                         --                  --              --                  --
                                                             ------------    ----------------    ------------    ----------------
  Increase (Decrease) In Net Assets Resulting From
    Principal Transactions                                   $  3,678,807    $        147,019    $ 22,487,231    $        881,229
                                                             ------------    ----------------    ------------    ----------------
Total Increase (Decrease) In Net Assets                         3,692,672             145,820      22,986,905             884,982

NET ASSETS:
Beginning Of Period                                               145,820                  --         884,982                  --
                                                             ------------    ----------------    ------------    ----------------
End Of Period                                                $  3,838,492    $        145,820    $ 23,871,887    $        884,982
                                                             ============    ================    ============    ================

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received               885,045               2,685       4,529,182                 580
  Decrease For Surrendered Contracts                              (54,809)                (16)       (531,798)                (24)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net               2,993,464             154,210      14,831,939             733,475
                                                             ------------    ----------------    ------------    ----------------
Increase (Decrease) In Units Outstanding                        3,823,700             156,879      18,829,323             734,031
Accumulation Units At Beginning Of Period                         156,879                  --         734,031                  --
                                                             ------------    ----------------    ------------    ----------------
Accumulation Units At End Of Period                             3,980,579             156,879      19,563,354             734,031
                                                             ============    ================    ============    ================

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received               187,527                  24         568,608                  --
  Decrease For Surrendered Contracts                               (4,041)                 --          (5,263)                 --
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                 170,790                  --         642,575             122,043
                                                             ------------    ----------------    ------------    ----------------
Increase (Decrease) In Units Outstanding                          354,276                  24       1,205,920             122,043
Accumulation Units At Beginning Of Period                              24                  --         122,043                  --
                                                             ------------    ----------------    ------------    ----------------
Accumulation Units At End Of Period                               354,300                  24       1,327,963             122,043
                                                             ============    ================    ============    ================

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                10,925                  --         106,284                  --
  Decrease For Surrendered Contracts                                  (28)                 --          (1,494)                 --
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                  61,155                 304         658,991                  --
                                                             ------------    ----------------    ------------    ----------------
Increase (Decrease) In Units Outstanding                           72,052                 304         763,781                  --
Accumulation Units At Beginning Of Period                             304                  --              --                  --
                                                             ------------    ----------------    ------------    ----------------
Accumulation Units At End Of Period                                72,356                 304         763,781                  --
                                                             ============    ================    ============    ================



                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                    VALIC COMPANY I
                                                                   BLUE CHIP GROWTH
                                                                         FUND
                                                        ------------------------------------
                                                                      DIVISION 72
                                                        ------------------------------------
                                                             FOR THE         FOR THE PERIOD
                                                            YEAR ENDED      DECEMBER 8, 2000
                                                           DECEMBER 31,      TO DECEMBER 31,
                                                              2001                2000
                                                        ----------------    ----------------
OPERATIONS:
  Net Investment Income (Loss)                          $        (88,002)   $            701
  Net Realized Gain (Loss) On Investments                       (239,482)               (204)
  Net Unrealized Appreciation (Depreciation) Of
    Investments During The Period                               (631,642)            (24,288)
                                                        ----------------    ----------------
 Increase (Decrease) In Net Assets Resulting From
   Operations                                           $       (959,126)   $        (23,791)
                                                        ----------------    ----------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                     $      4,660,415    $          6,556
  Surrenders Of Accumulation Units By Terminations
    And Withdrawals                                             (388,085)                (63)
  Annuity Benefit Payments                                           (74)                 --
  Amounts Transferred From (To) VALIC General
    Account, Net                                              11,542,264           1,283,484
  Return Of Capital To VALIC                                          --                  --
  Capital Contributed By VALIC                                        --                  --
                                                        ----------------    ----------------
  Increase (Decrease) In Net Assets Resulting From
    Principal Transactions                              $     15,814,520    $      1,289,977
                                                        ----------------    ----------------
Total Increase (Decrease) In Net Assets                       14,855,394           1,266,186

NET ASSETS:
Beginning Of Period                                            1,266,186                  --
                                                        ----------------    ----------------
End Of Period                                           $     16,121,580    $      1,266,186
                                                        ================    ================

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received            5,027,147               7,874
  Decrease For Surrendered Contracts                            (315,750)                (68)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net             12,390,186           1,329,161
                                                        ----------------    ----------------
Increase (Decrease) In Units Outstanding                      17,101,583           1,336,967
Accumulation Units At Beginning Of Period                      1,336,967                  --
                                                        ----------------    ----------------
Accumulation Units At End Of Period                           18,438,550           1,336,967
                                                        ================    ================

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received              477,373                 134
  Decrease For Surrendered Contracts                              (1,144)                 --
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                713,049               2,440
                                                        ----------------    ----------------
Increase (Decrease) In Units Outstanding                       1,189,278               2,574
Accumulation Units At Beginning Of Period                          2,574                  --
                                                        ----------------    ----------------
Accumulation Units At End Of Period                            1,191,852               2,574
                                                        ================    ================

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received              235,066                  89
  Decrease For Surrendered Contracts                             (10,672)                 --
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                500,691              19,404
                                                        ----------------    ----------------
Increase (Decrease) In Units Outstanding                         725,085              19,493
Accumulation Units At Beginning Of Period                         19,493                  --
                                                        ----------------    ----------------
Accumulation Units At End Of Period                              744,578              19,493
                                                        ================    ================


                                                                    VALIC COMPANY I              VALIC COMPANY I
                                                                   HEALTH SCIENCES                   VALUE
                                                                        FUND                         FUND
                                                        ------------------------------------    ----------------
                                                                    DIVISION 73                  DIVISION 74(2)
                                                        ------------------------------------    ----------------
                                                            FOR THE          FOR THE PERIOD           AS
                                                           YEAR ENDED       DECEMBER 8, 2000          OF
                                                          DECEMBER 31,      TO DECEMBER 31,       DECEMBER 31,
                                                              2001               2000                2001
                                                        ----------------    ----------------    ----------------
OPERATIONS:
  Net Investment Income (Loss)                          $       (231,291)   $          1,741    $             --
  Net Realized Gain (Loss) On Investments                       (158,446)                 --                  --
  Net Unrealized Appreciation (Depreciation) Of
    Investments During The Period                              2,399,584              80,133                  --
                                                        ----------------    ----------------    ----------------
 Increase (Decrease) In Net Assets Resulting From
   Operations                                           $      2,009,847    $         81,874    $             --
                                                        ----------------    ----------------    ----------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                     $     13,528,142    $         29,990    $             --
  Surrenders Of Accumulation Units By Terminations
    And Withdrawals                                           (1,085,457)             (1,241)                 --
  Annuity Benefit Payments                                        (2,281)                 --                  --
  Amounts Transferred From (To) VALIC General
    Account, Net                                              28,567,726           3,386,805                  --
  Return Of Capital To VALIC                                          --                  --                  --
  Capital Contributed By VALIC                                        --                  --          10,000,000
                                                        ----------------    ----------------    ----------------
  Increase (Decrease) In Net Assets Resulting From
    Principal Transactions                              $     41,008,130    $      3,415,554    $     10,000,000
                                                        ----------------    ----------------    ----------------
Total Increase (Decrease) In Net Assets                       43,017,977           3,497,428          10,000,000

NET ASSETS:
Beginning Of Period                                            3,497,428                  --                  --
                                                        ----------------    ----------------    ----------------
End Of Period                                           $     46,515,405    $      3,497,428    $     10,000,000
                                                        ================    ================    ================

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received           13,447,645              34,683                  --
  Decrease For Surrendered Contracts                            (930,230)             (1,273)                 --
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net             29,665,839           3,365,480                  --
                                                        ----------------    ----------------    ----------------
Increase (Decrease) In Units Outstanding                      42,183,254           3,398,890                  --
Accumulation Units At Beginning Of Period                      3,398,890                  --                  --
                                                        ----------------    ----------------    ----------------
Accumulation Units At End Of Period                           45,582,144           3,398,890                  --
                                                        ================    ================    ================

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received            1,520,649               1,315                  --
  Decrease For Surrendered Contracts                            (106,197)                 --                  --
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net              2,968,791              58,826                  --
                                                        ----------------    ----------------    ----------------
Increase (Decrease) In Units Outstanding                       4,383,243              60,141                  --
Accumulation Units At Beginning Of Period                         60,141                  --                  --
                                                        ----------------    ----------------    ----------------
Accumulation Units At End Of Period                            4,443,384              60,141                  --
                                                        ================    ================    ================

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received              582,448                 640                  --
  Decrease For Surrendered Contracts                              (6,832)                 --                  --
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                450,154              36,198                  --
                                                        ----------------    ----------------    ----------------
Increase (Decrease) In Units Outstanding                       1,025,770              36,838                  --
Accumulation Units At Beginning Of Period                         36,838                  --                  --
                                                        ----------------    ----------------    ----------------
Accumulation Units At End Of Period                            1,062,608              36,838                  --
                                                        ================    ================    ================


                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


NOTE A -- ORGANIZATION

The Variable Annuity Life Insurance Company Separate Account A (the "Separate Account") was established by The Variable Annuity Life Insurance Company ("VALIC") to fund variable annuity insurance contracts issued by VALIC. VALIC is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance related activities, financial services, retirement savings and asset management. No underwriting fees are paid in connection with the distribution of the contracts. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended. The distributor of the Separate Account contracts is The Variable Annuity Marketing Company, an affiliate of VALIC, however, all commissions are paid by VALIC.

Prior to August 29, 2001 the Company was an indirect, wholly owned subsidiary of American General Corporation ("AGC"). Effective August 29, 2001, AIG acquired AGC and AIG became the ultimate parent corporation of VALIC. VALIC serves as the investment adviser to the VALIC Company I and II Series. VALIC also serves as the transfer agent and accounting services agent to the VALIC Company I and II Series. American General Investment Management, L.P. ("AGIM"), an affiliate of the Company, serves as investment sub-adviser to certain underlying mutual funds of each series ("Funds"). The remaining Funds are managed by third-party portfolio managers.

The Separate Account is comprised of seventy sub-accounts or "divisions." Each division, which represents a variable investment vehicle available only through a VALIC annuity contract, invests in the Funds listed below. As of December 31, 2001, North American Funds Variable Product Series I ("NAFVPSI") and North American Variable Product Series II ("NAFVPSII") changed names to VALIC Company I and VALIC Company II, respectively. The Funds that make up the two series have also changed their names as shown below.

                    OLD FUND NAME                                                      NEW FUND NAME
                 (OLD SERIES NAFVPSI)                                           (NEW SERIES VALIC COMPANY I)
                 --------------------                                           ----------------------------
NAFVPSI - Asset Allocation Fund (Division 5)                              Asset Allocation Fund (Division 5)
NAFVPSI - Capital Conservation Fund (Division 1 and 7)                    Capital Conservation Fund (Division 1 and 7)
NAFVPSI - Government Securities Fund (Division 8)                         Government Securities Fund (Division 8)
NAFVPSI - Core Equity Fund (Division 15)                                  Core Equity Fund (Division 15)
NAFVPSI - Growth & Income Fund (Division 16)                              Growth & Income Fund (Division 16)
NAFVPSI - International Equities Fund (Division 11)                       International Equities Fund (Division 11)
NAFVPSI - International Government Bond  Fund (Division 13)               International Government Bond  Fund (Division 13)
NAFVPSI - MidCap Index Fund (Division 4)                                  MidCap Index Fund (Division 4)
NAFVPSI - Money Market Fund (Division 2 and 6)                            Money Market I Fund (Division 2 and 6)
NAFVPSI - T. Rowe Price Science & Technology Fund (Division 17)           Science & Technology Fund (Division 17)
NAFVPSI - Small Cap Index Fund (Division 14)                              Small Cap Index Fund (Division 14)
NAFVPSI - Social Awareness Fund (Division 12)                             Social Awareness Fund (Division 12)
NAFVPSI - Stock Index Fund (Divisions 10A, B, C, and D)                   Stock Index Fund (Divisions 10A, B, C, and D)
NAFVPSI - Nasdaq-100@ Index Fund (Division 46)                            Nasdaq-100(R) Index Fund (Division 46)
NAFVPSI - Putnam Opportunities Fund (Division 45)                         Opportunities Fund (Division 45)
NAFVPSI - T. Rowe Price Blue Chip Growth Fund (Division 72)               Blue Chip Growth Fund (Division 72)
NAFVPSI - T. Rowe Price Health Sciences Fund (Division 73)                Health Sciences Fund (Division 73)
NAFVPSI - American Century Income & Growth Fund (Division 20)             Income & Growth Fund (Division 20)
NAFVPSI - American Century Int'l Growth Fund (Division 21)                International Growth I Fund (Division 21)
NAFVPSI - Founders Large Cap Growth Fund (Division 30)                    Large Cap Growth Fund (Division 30)
NAFVPSI - Founders/T. Rowe Price Small Cap Fund (Division 18)             Small Cap Fund (Division 18)
N/A                                                                       Value Fund (Division 74)

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


NOTE A -- ORGANIZATION (CONTINUED)

               OLD FUND NAME (CONTINUED)                                          NEW FUND NAME (CONTINUED)
                  (OLD SERIES NAFVPSII)                                         (NEW SERIES VALIC COMPANY II)
               -------------------------                                        -----------------------------
NAFVPSII - International Growth Fund (Division 33)                        International Growth II Fund (Division 33)
NAFVPSII - Goldman Sachs Large Cap Growth Fund  (Division 39)             Large Cap Growth Fund  (Division 39)
NAFVPSII - INVESCO Mid Cap Growth Fund (Division 37)                      Mid Cap Growth Fund (Division 37)
NAFVPSII - State Street Large Cap Value Fund (Division 40)                Capital Appreciation Fund (Division 40)
NAFVPSII - J.P.  Morgan Small Cap Growth Fund (Division 35)               Small Cap Growth Fund (Division 35)
NAFVPSII - Neuberger Berman Mid Cap Value Fund (Division 38)              Mid Cap Value Fund (Division 38)
NAFVPSII - Small Cap Value Fund (Division 36)                             Small Cap Value Fund (Division 36)
NAFVPSII - Socially Responsible Fund (Division 41)                        Socially Responsible Fund (Division 41)
NAFVPSII - High Yield Bond Fund (Division 60)                             High Yield Bond Fund (Division 60)
NAFVPSII - Strategic Bond Fund (Division 59)                              Strategic Bond Fund (Division 59)
NAFVPSII - Core Bond (Division 58)                                        Core Bond Fund (Division 58)
NAFVPSII - Money Market Fund (Division 44)                                Money Market II Fund (Division 44)
NAFVPSII - Aggressive Growth Lifestyle Fund (Division 48)                 Aggressive Growth Lifestyle Fund (Division 48)
NAFVPSII - Moderate Growth Lifestyle Fund (Division 49)                   Moderate Growth Lifestyle Fund (Division 49)
NAFVPSII - Conservative Growth Lifestyle Fund (Division 50)               Conservative Growth Lifestyle Fund (Division 50)

Following are the additional investment options available to contract owners:

   American Century Ultra Fund (Division 31)
   Evergreen Growth and Income Fund  (Division 56)
   Evergreen Small Cap Equity Income Fund  (Division 55)
   Evergreen Value Fund  (Division 57)
   Evergreen Special Equity Fund (Division 65)
   Putnam Global Growth Fund (Division 28)
   Putnam New Opportunities Fund (Division 26)
   Putnam OTC & Emerging Growth Fund (Division 27)
   Templeton Foreign Fund (Division 32)
   Templeton Asset Strategy Fund (Division 19)
   Vanguard LifeStrategy Conservative Growth Fund (Division 54)
   Vanguard LifeStrategy Growth Fund (Division 52)
   Vanguard LifeStrategy Moderate Growth Fund (Division 53)
   Vanguard Long-Term Corporate Fund (Division 22)
   Vanguard Long-Term Treasury Fund (Division 23)
   Vanguard Wellington Fund (Division 25)
   Vanguard Windsor II Fund (Division 24)
   Janus Adviser Worldwide Fund (Division 47)
   Janus Fund (Division 61)
   INVESCO Growth Fund (Division 62)
   Credit Suisse Small Cap Growth Fund (Division 63)
   Morgan Stanley IFT Mid Cap Growth Portfolio (Division 64)
   SIT Small  Cap Growth Fund (Division 66)
   SIT Midcap Growth Fund (Division 67)
   Ariel Fund (Division 68)
   Ariel Appreciation Fund (Division 69)
   Lou Holland Growth Fund (Division 70)
   Dreyfus Basic GNMA (Division 71)

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE A -- ORGANIZATION (CONTINUED)

Divisions 45 through 47 and 61 through 73 became available to contract owners of the Separate Account effective December 8, 2000. Division 74 became available to contract owners of the Separate Account effective December 31, 2001.

The assets of the Separate Account are segregated from VALIC's other assets. The operations of the Separate Account are part of VALIC.

In addition to the seventy divisions above, a contract owner may allocate contract funds to a fixed account, which is part of VALIC's general account. Contract owners should refer to the Portfolio Director prospectus, Group Unit Purchase prospectus, IMPACT prospectus and the Independence Plus prospectus for a complete description of the available Funds and fixed account.

Net premiums from the contracts are allocated to the divisions and invested in the Funds in accordance with contract owner instructions and are recorded as principal transactions in the statements of changes in net assets.

NOTE B -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

USE OF ESTIMATES. The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosure of contingent assets and liabilities. Ultimate results could differ from these estimates.

INVESTMENT VALUATION. Investments in the Funds are valued at the net asset (market) value per share at the close of each business day as reported by each Fund.

INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME. Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. Dividend income and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.

ANNUITY RESERVES. Net purchase payments made by variable annuity contract owners are accumulated based on the performance of the investments of the Separate Account until the date the contract owners select to commence annuity payments. Reserves for annuities on which benefits are currently payable are provided for based upon estimated mortality and other assumptions, including provisions for the risk of adverse deviation from assumptions, which were appropriate at the time the contracts were issued. The 1983(a) Individual Mortality Table, the Annuity 2000 Mortality Table, and the 1994 Group Annuity Reserve Mortality Table have been used in the computation of annuity reserves for currently payable contracts. Participants are able to elect assumed investment rates between 3.0% and 6.0%, as regulated by the applicable state laws.

ACCUMULATION UNITS. VALIC offers both standard and enhanced contracts. These contracts may have different Separate Account charges.


NOTE C -- FEDERAL INCOME TAXES

VALIC is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. Under current federal income tax law, the investment income and capital gains from sales of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE D -- TRANSACTIONS WITH AFFILIATES

The Separate Account is charged for mortality and expense risk assumed by VALIC and for distribution and administrative services provided by VALIC. The standard charge, based on the daily average net assets of each division, is assessed daily based on the following annual rates:


DIVISIONS                                 STANDARD CHARGE
-------------------------------------------------------------------------------
10B                                       0.85% on the first $10 million
                                          0.425% on the next $90 million
                                          0.21% on the excess over $100 million
-------------------------------------------------------------------------------
1, 2, 4 through 8,                        1.00%
10A, 10C and 10D,
11 through 18,
20, 21, 30, 72, 73 and 74
33, 35 through 41, 44 through 46,
48 through 50,
58 through 60
-------------------------------------------------------------------------------
19, 22 through 28                         1.25%
31, 32 and 47
52 through 57
61 through 71

Certain of the Funds reimburse VALIC for a portion of the distribution or administrative costs associated with offering their Funds through a VALIC annuity contract. VALIC, in turn, reduces the Separate Account's charge to the corresponding division by the amount of the reimbursement. The expense reduction is credited based on the following annual rates:

DIVISIONS                                 EXPENSE REDUCTION
-------------------------------------------------------------------------------
22 and 23,                                0.25%
26 through 28,
32 through 33,
35 through 41, 44,
47 through 50,
55 through 71,
31                                        0.21%

Separate Account charges may be reduced if contracts are issued to certain types of plans that are expected to result in lower costs to VALIC. Consequently, each division may offer separate "classes" of units of beneficial interest reflecting reductions in Separate Account charges.

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE D -- TRANSACTIONS WITH AFFILIATES (CONTINUED)

Expenses of the Separate Account's Divisions 10A and 10B (as defined to include underlying Fund expenses) are limited to the following rates based on average daily net assets:


DIVISIONS                                 EXPENSE LIMITATIONS
-------------------------------------------------------------------------------
10A                                       1.4157% on the first $359,065,787
                                          1.36% on the next $40,934,213
                                          1.32% on the excess over $400 million
-------------------------------------------------------------------------------
10B                                       0.6966% on the first $25,434,267
                                          0.50% on the next $74,565,733
                                          0.25% on the excess over $100 million

A portion of the annual contract maintenance charge is assessed on each contract (except those relating to Divisions 10A and 10B) by VALIC on the last day of the calendar quarter in which VALIC receives the first purchase payment, and in quarterly installments thereafter during the accumulation period. Maintenance charges assessed totaled $7,314,203 and $7,228,455 for the years ended December 31, 2001 and 2000, respectively.

VALIC received surrender charges of $7,155,392 and $8,088,514 for the years ended December 31, 2001 and 2000, respectively. In addition, VALIC received $28,891 and $1,523 for the year ended December 31, 2001, in sales load on variable annuity purchase payments for Divisions 10A and 10B, respectively. VALIC received $36,638 and $2,785 for the year ended December 31, 2000, in sales load on variable annuity purchase payments for Divisions 10A and 10B, respectively.

VALIC redeemed $4,780,787 and $1,339,272 on September 29, 2000 and October 31, 2000, respectively, from the VALIC Company II Funds. The redemptions had cost basis of $3,605,230 and $1,037,066, respectively, which resulted in net gains of $1,175,557 and $302,206, respectively, to VALIC. VALIC redeemed $9,798,667 on April 30, 2001 from the VALIC Company II Funds. The redemption had a cost basis of $8,762,331 which resulted in a net gain of $1,036,336 to VALIC.

VALIC purchased $10,000,000 in the VALIC Company I Funds on December 31, 2001.

Capital surplus (which represents VALIC's investment in the Separate Account) amounts reflected in the statements of net assets for Divisions 33, 35 through 41, 44, 48 through 50, 58 through 60, and 74 are not subject to contract owner charges since they do not represent reserves for annuity contracts issued.

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


NOTE E -- SECURITY PURCHASES AND SALES

For the year ended December 31, 2001, the aggregate cost of purchases and proceeds from sales of investments were:

       UNDERLYING FUND                                  DIVISION         PURCHASES           REDEMPTIONS
       ---------------                                  --------         ---------           -----------
Capital Conservation Fund                                 1 & 7        $ 27,674,616        $  (9,709,987)
Money Market I Fund                                       2 & 6         385,793,530         (386,437,033)
Mid Cap Index Fund                                          4           214,913,333          (64,068,266)
Asset Allocation Fund                                       5            18,309,213          (24,294,239)
Government Securities Fund                                  8            39,209,224          (18,500,326)
Stock Index Fund                                      10A, B, C, D      495,755,631         (349,584,093)
International Equities Fund                                11           121,563,154         (115,214,678)
Social Awareness Fund                                      12            41,908,645          (39,686,678)
International Government Bond Fund                         13            18,490,877          (27,025,088)
Small Cap Index Fund                                       14            69,102,612          (24,177,050)
Core Equity Fund                                           15            34,746,136          (92,101,024)
Growth & Income Fund                                       16            14,703,956          (26,947,340)
Science & Technology Fund                                  17           313,978,793         (130,302,273)
Small Cap Fund                                             18            75,202,593         (102,153,794)
Templeton Asset Strategy Fund                              19            73,181,957          (56,952,787)
International Growth I Fund                                20            73,812,515          (98,678,624)
Income & Growth Fund                                       21            36,277,795          (26,720,572)
Vanguard LT Corporate Fund                                 22            71,546,627          (21,499,980)
Vanguard LT Treasury Fund                                  23            78,588,653          (33,562,860)
Vanguard Windsor II Fund                                   24           219,218,421          (59,000,541)
Vanguard Wellington Fund                                   25           196,605,238          (53,585,469)
Putnam New Opportunities Fund                              26           168,923,383          (99,807,769)
Putnam OTC & Emerging Growth Fund                          27           102,916,251          (65,810,585)
Putnam Global Growth Fund                                  28            79,203,676          (57,103,731)
Large Cap Growth Fund                                      30           103,615,609          (91,561,352)
American Century Ultra Fund                                31           128,223,511          (44,556,713)
Templeton Foreign Fund                                     32            69,858,891          (50,553,807)
International Growth II Fund                               33            23,502,514          (22,158,923)
Small Cap Growth Fund                                      35            24,192,816          (15,640,687)
Small Cap Value Fund                                       36            27,647,922           (8,573,380)
Mid Cap Growth Fund                                        37            22,886,367           (2,938,417)
Mid Cap Value Fund                                         38            60,309,155          (15,221,481)
Capital Appreciation Fund                                  39            22,492,636          (17,577,196)
Large Cap Value Fund                                       40            12,502,295           (5,306,143)
Socially Responsible Fund                                  41             6,224,668           (5,678,149)
Money Market II Fund                                       44            76,860,762          (45,484,756)
Opportunities Fund                                         45             2,395,084           (1,232,296)
Nasdaq-100(R) Index Fund                                   46            36,852,211          (13,829,828)
Janus Adviser Worldwide Fund                               47            35,522,774           (1,461,506)
Aggressive Growth Lifestyle Fund                           48            13,148,534           (4,480,300)
Moderate Growth Lifestyle Fund                             49            26,460,898          (12,760,607)
Conservative Growth Lifestyle Fund                         50            11,974,386           (4,854,532)
Vanguard Lifestrategy Growth Fund                          52            52,471,450          (36,453,008)
Vanguard Lifestrategy Moderate Growth Fund                 53            67,520,400          (48,257,879)
Vanguard Lifestrategy Conservative Growth Fund             54            17,212,329           (9,428,381)
Evergreen Small Cap Equity Income Fund                     55            52,219,244           (6,128,539)
Evergreen Growth & Income Fund                             56             2,802,798             (484,277)
Evergreen Value Fund - Class A                             57             9,494,299           (1,227,465)
Core Bond Fund                                             58            10,355,238           (4,894,094)

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


NOTE E -- SECURITY PURCHASES AND SALES (CONTINUED)

       UNDERLYING FUND                                  DIVISION         PURCHASES           REDEMPTIONS
       ---------------                                  --------         ---------           -----------
Strategic Bond Fund                                         59           17,384,286              (6,023,686)
High Yield Bond Fund                                        60           18,730,527              (7,700,515)
Janus Fund                                                  61           50,088,514              (2,559,301)
INVESCO Growth Fund                                         62           20,060,991              (4,361,308)
Credit Suisse Small Cap Growth Fund                         63            9,718,424              (1,447,623)
Morgan Stanley IFT Mid Cap Growth Portfolio                 64           13,908,274              (1,177,066)
Evergreen Special Equity Fund                               65            3,452,766                (620,256)
Sit Small Cap Growth Fund                                   66           19,076,490              (1,077,797)
Sit Mid Cap Growth Fund                                     67            6,322,189              (1,604,548)
Ariel Fund                                                  68           56,518,168              (3,680,337)
Ariel Appreciation Fund                                     69           93,687,603              (6,427,646)
Lou Holland Growth Fund                                     70            4,907,946              (1,003,155)
Dreyfuss Basic GNMA                                         71           27,455,971              (4,680,227)
Blue Chip Growth Fund                                       72           17,701,845              (1,975,595)
Health Sciences Fund                                        73           44,378,473              (3,643,202)
Value Fund                                                  74           10,000,000                      (0)
                                                                     --------------         ---------------
TOTAL                                                                $4,301,766,087         $(2,501,650,765)
                                                                     ==============         ===============

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


NOTE F -- FINANCIAL HIGHLIGHTS

Following is a summary of unit values and units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying mutual funds, total return and net investment income ratios at December 31, 2001.

                                                                         AT DECEMBER 31, 2001
                                                    --------------------------------------------------------------
                                                                   UNITS          UNIT VALUE        AVG NET ASSETS
UNDERLYING FUND                                     DIVISION      (000S)      LOWEST TO HIGHEST        (000S)
---------------                                     --------      -------     -----------------     --------------
Capital Conservation Fund                              1            1,005     $ 4.24                  $    3,697
Money Market I Fund                                    2            1,387       2.76                       3,836
Mid Cap Index Fund                                     4          157,447       6.48  to  6.98           964,626
Asset Allocation Fund                                  5           50,638       3.82  to  4.10           202,530
Money Market I Fund                                    6          252,996       1.95  to  2.07           496,457
Capital Conservation Fund                              7           27,771       2.37  to  2.53            57,351
Government Securities Fund                             8           47,059       2.40  to  2.56           103,048
Stock Index Fund                                      10A          16,451      20.94                     366,086
Stock Index Fund                                      10B             795      34.12                      29,227
Stock Index Fund                                      10C         837,844       4.44  to  4.70         3,877,954
Stock Index Fund                                      10D           4,448       7.88                      36,510
International Equities Fund                           11           79,743       1.18  to  1.24           106,660
Social Awareness Fund                                 12          132,243       3.44  to  3.61           470,161
International Government Bond Fund                    13           67,430       1.49  to  1.55           102,877
Small Cap Index Fund                                  14           98,908       2.44  to  2.53           224,691
Core Equity Fund                                      15          384,498       2.01  to  2.07           836,811
Growth & Income Fund                                  16          105,129       2.10  to  2.17           232,862
Science & Technology Fund                             17          658,930       2.43  to  2.50         1,862,188
Small Cap Fund                                        18          333,551       2.09  to  2.18           679,183
Templeton Asset Strategy Fund                         19          135,238       1.82  to  1.91           261,516
International Growth I Fund                           20          315,524       1.44  to  1.49           515,807
Income & Growth Fund                                  21          177,169       1.39  to  1.48           247,537
Vanguard LT Corporate Fund                            22           88,047       1.42  to  1.53            99,817
Vanguard LT Treasury Fund                             23          162,139       1.46  to  1.55           219,206
Vanguard Windsor II Fund                              24          502,582       1.72  to  1.84           820,815
Vanguard Wellington Fund                              25          396,605       1.72  to  1.86           623,684
Putnam New Opportunities Fund                         26          653,563       1.20  to  1.25           842,766
Putnam OTC & Emerging Growth Fund                     27          405,868       0.62  to  0.66           277,972
Putnam Global Growth Fund                             28          348,034       1.19  to  1.27           447,155
Large Cap Growth Fund                                 30          484,221       1.20  to  1.28           609,174
American Century Ultra Fund                           31          646,797       1.58  to  1.71         1,008,698
Templeton Foreign Fund                                32          242,449       1.28  to  1.36           310,318
International Growth II Fund                          33            8,190       1.09  to  1.11            15,330
Small Cap Growth Fund                                 35           16,049       1.35  to  1.36            22,225
Small Cap Value Fund                                  36           15,708       1.39  to  1.41            19,951
Mid Cap Growth Fund                                   37           23,173       0.98  to  0.99            19,204

                                                                     FOR THE YEAR ENDED DECEMBER 31, 2001
                                                    -------------------------------------------------------------------------
                                                       INVESTMENT INCOME         EXPENSE RATIO TO          TOTAL RETURN
UNDERLYING FUND                                     RATIO TO AVG NET ASSETS*     AVG NET ASSETS**       LOWEST TO HIGHEST
---------------                                     ------------------------     ----------------     -----------------------
Capital Conservation Fund                                     6.92%                     1.24%              6.70%
Money Market I Fund                                           4.30%                     1.17%              2.65%
Mid Cap Index Fund                                            0.78%                     0.99%             -1.93%  to   -1.54%
Asset Allocation Fund                                         2.89%                     1.00%             -5.17%  to   -4.79%
Money Market I Fund                                           3.61%                     0.98%              2.65%  to    3.06%
Capital Conservation Fund                                     5.59%                     0.98%              6.70%  to    7.13%
Government Securities Fund                                    5.07%                     0.99%              5.71%  to    6.14%
Stock Index Fund                                              1.03%                     1.08%            -13.08%
Stock Index Fund                                              1.00%                     0.15%            -12.25%
Stock Index Fund                                              0.95%                     0.98%            -13.08%  to  -12.73%
Stock Index Fund                                              1.02%                     1.07%            -13.08%
International Equities Fund                                   2.19%                     1.00%            -22.75%  to  -22.44%
Social Awareness Fund                                         0.79%                     0.99%            -12.27%  to  -11.91%
International Government Bond Fund                             None                     0.99%             -2.86%  to   -2.47%
Small Cap Index Fund                                          1.19%                     0.99%              0.98%  to    1.39%
Core Equity Fund                                              0.45%                     1.00%            -16.12%  to  -15.78%
Growth & Income Fund                                          0.68%                     1.00%            -10.98%  to  -10.62%
Science & Technology Fund                                      None                     1.00%            -41.77%  to  -41.53%
Small Cap Fund                                                 None                     0.97%             -5.96%  to   -5.58%
Templeton Asset Strategy Fund                                 1.44%                     1.20%            -10.85%  to  -10.49%
International Growth I Fund                                   0.65%                     0.98%            -26.77%  to  -26.48%
Income & Growth Fund                                          0.89%                     0.98%             -9.28%  to   -8.92%
Vanguard LT Corporate Fund                                    6.52%                     0.95%              8.53%  to    8.96%
Vanguard LT Treasury Fund                                     5.57%                     0.98%              3.31%  to    3.73%
Vanguard Windsor II Fund                                      2.13%                     1.22%             -4.61%  to   -4.22%
Vanguard Wellington Fund                                      3.40%                     1.22%              2.88%  to    3.30%
Putnam New Opportunities Fund                                  None                     0.97%            -30.80%  to  -30.51%
Putnam OTC & Emerging Growth Fund                              None                     0.99%            -46.66%  to  -46.45%
Putnam Global Growth Fund                                      None                     0.97%            -30.52%  to  -30.24%
Large Cap Growth Fund                                          None                     0.96%            -23.96%  to  -23.65%
American Century Ultra Fund                                    None                     1.00%            -15.48%  to  -15.14%
Templeton Foreign Fund                                        2.64%                     0.99%             -8.84%  to   -8.48%
International Growth II Fund                                  0.16%                     0.37%            -19.56%  to  -19.24%
Small Cap Growth Fund                                          None                     0.42%            -24.38%  to  -24.07%
Small Cap Value Fund                                          1.03%                     0.56%              6.30%  to    6.73%
Mid Cap Growth Fund                                           0.05%                     0.57%            -30.98%  to  -30.70%


* THIS REPRESENTS THE DIVIDENDS, EXCLUDING DISTRIBUTIONS OF CAPITAL GAINS, RECEIVED BY THE DIVISION FROM THE UNDERLYING MUTUAL FUND.

** EXCLUDING THE EFFECT OF THE EXPENSES OF THE UNDERLYING FUND PORTFOLIOS AND
   CHANGES MADE DIRECTLY TO CONTRACT HOLDER ACCOUNTS THROUGH THE REDEMPTION OF UNITS.

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)



NOTE F -- FINANCIAL HIGHLIGHTS (CONTINUED)

Following is a summary of unit values and units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying mutual funds, total return and net investment income ratios at December 31, 2001.

                                                                       AT DECEMBER 31, 2001
                                                    --------------------------------------------------------------
                                                                  UNITS           UNIT VALUE        AVG NET ASSETS
UNDERLYING FUND                                     DIVISION      (000S)      LOWEST TO HIGHEST        (000S)
---------------                                     --------      -------     -----------------     --------------
Mid Cap Value Fund                                     38          34,207       1.90  to  1.92            50,959
Capital Appreciation Fund                              39          19,682       1.00  to  1.01            21,284
Large Cap Value Fund                                   40           7,589       1.33  to  1.35             9,016
Socially Responsible Fund                              41           5,839       1.18  to  1.20            11,240
Money Market II Fund                                   44          52,531       1.14  to  1.16            49,041
Opportunities Fund                                     45           1,892       0.55  to  0.56               682
Nasdaq-100(R) Index Fund                               46          44,583       0.48  to  0.48            13,855
Janus Adviser Worldwide Fund                           47          45,583       0.71  to  0.72            20,593
Aggressive Growth Lifestyle Fund                       48          12,407       1.24  to  1.26            17,168
Moderate Growth Lifestyle Fund                         49          22,514       1.29  to  1.31            29,049
Conservative Growth Lifestyle Fund                     50          10,245       1.30  to  1.32            16,528
Vanguard Lifestrategy Growth Fund                      52          43,436       1.14  to  1.15            43,125
Vanguard Lifestrategy Moderate Growth Fund             53          50,500       1.15  to  1.16            50,950
Vanguard Lifestrategy Conservative Growth Fund         54          12,900       1.16  to  1.17            11,807
Evergreen Small Cap Equity Income Fund                 55          36,556       1.36  to  1.38            23,233
Evergreen Growth & Income Fund                         56           2,590       0.89  to  0.90             1,184
Evergreen Value Fund - Class A                         57           7,367       1.08  to  1.09             4,306
Core Bond Fund                                         58           6,649       1.15  to  1.17             9,516
Strategic Bond Fund                                    59           9,672       1.20  to  1.22            11,522
High Yield Bond Fund                                   60           9,314       1.06  to  1.07            12,331
Janus Fund                                             61          68,441       0.62  to  0.63            27,488
INVESCO Growth Fund                                    62          27,608       0.36  to  0.37             8,001
Credit Suisse Small Cap Growth Fund                    63          11,881       0.77  to  0.78             4,309
Morgan Stanley IFT Mid Cap Growth Portfolio            64          19,803       0.60  to  0.60             6,438
Evergreen Special Equity Fund                          65           3,690       0.81  to  0.82             1,247
Sit Small Cap Growth Fund                              66          28,349       0.61  to  0.62             7,258
Sit Mid Cap Growth Fund                                67           7,942       0.56  to  0.56             1,938
Ariel Fund                                             68          44,692       1.26  to  1.26            19,367
Ariel Appreciation Fund                                69          74,530       1.22  to  1.23            32,929
Lou Holland Growth Fund                                70           4,407       0.87  to  0.87             1,650
Dreyfuss Basic GNMA                                    71          21,655       1.10  to  1.11            10,986
Blue Chip Growth Fund                                  72          20,375       0.79  to  0.79            10,383
Health Sciences Fund                                   73          51,088       0.91  to  0.91            23,897
Value Fund                                             74              --       1.00  to  1.00            10,000

                                                                     FOR THE YEAR ENDED DECEMBER 31, 2001
                                                    -------------------------------------------------------------------------
                                                      INVESTMENT INCOME           EXPENSE RATIO TO           TOTAL RETURN
UNDERLYING FUND                                     RATIO TO AVG NET ASSETS*      AVG NET ASSETS**        LOWEST TO HIGHEST
---------------                                     ------------------------     -----------------       --------------------
Mid Cap Value Fund                                            0.68%                     0.62%             -2.57%  to   -2.18%
Capital Appreciation Fund                                     None                      0.40%            -22.05%  to  -21.73%
Large Cap Value Fund                                          0.98%                     0.47%             -2.55%  to   -2.16%
Socially Responsible Fund                                     0.98%                     0.28%            -12.37%  to  -12.01%
Money Market II Fund                                          3.41%                     0.66%              2.92%  to    3.33%
Opportunities Fund                                            None                      1.03%            -31.17%  to  -30.89%
Nasdaq-100(R) Index Fund                                      0.12%                     0.98%            -33.16%  to  -32.88%
Janus Adviser Worldwide Fund                                  0.21%                     0.97%            -21.87%  to  -21.55%
Aggressive Growth Lifestyle Fund                              1.32%                     0.43%            -13.13%  to  -12.77%
Moderate Growth Lifestyle Fund                                3.01%                     0.46%             -6.40%  to   -6.02%
Conservative Growth Lifestyle Fund                            5.97%                     0.43%             -2.47%  to   -2.08%
Vanguard Lifestrategy Growth Fund                             2.25%                     0.98%            -10.00%  to   -9.63%
Vanguard Lifestrategy Moderate Growth Fund                    3.26%                     0.94%             -5.62%  to   -5.24%
Vanguard Lifestrategy Conservative Growth Fund                4.34%                     1.04%             -1.26%  to   -0.86%
Evergreen Small Cap Equity Income Fund                        None                      0.97%             16.28%  to   16.75%
Evergreen Growth & Income Fund                                None                      1.01%            -15.68%  to  -15.34%
Evergreen Value Fund - Class A                                0.72%                     0.98%             -3.52%  to   -3.13%
Core Bond Fund                                                5.91%                     0.34%              5.97%  to    6.40%
Strategic Bond Fund                                           7.69%                     0.43%              9.72%  to   10.16%
High Yield Bond Fund                                         10.30%                     0.45%              5.21%  to    5.64%
Janus Fund                                                    None                      0.97%            -26.85%  to  -26.55%
INVESCO Growth Fund                                           None                      0.97%            -49.58%  to  -49.38%
Credit Suisse Small Cap Growth Fund                           None                      0.97%            -13.94%  to  -13.60%
Morgan Stanley IFT Mid Cap Growth Portfolio                   None                      0.96%            -30.49%  to  -30.20%
Evergreen Special Equity Fund                                 None                      0.96%            -10.12%  to   -9.76%
SIT Small Cap Growth Fund                                     None                      0.96%            -28.65%  to  -28.36%
SIT Mid Cap Growth Fund                                       None                      0.98%            -34.06%  to  -33.79%
Ariel Fund                                                    0.75%                     0.97%             13.07%  to   13.53%
Ariel Appreciation Fund                                       0.43%                     0.97%             15.07%  to   15.53%
Lou Holland Growth Fund                                       None                      0.97%             -6.12%  to   -5.74%
Dreyfuss Basic GNMA                                           5.44%                     0.97%              6.62%  to    7.05%
Blue Chip Growth Fund                                         0.13%                     0.97%            -15.12%  to  -14.78%
Health Sciences Fund                                          None                      0.98%             -9.10%  to   -8.73%
Value Fund                                                    None                      0.00%               N/A


* THIS REPRESENTS THE DIVIDENDS, EXCLUDING DISTRIBUTIONS OF CAPITAL GAINS, RECEIVED BY THE DIVISION FROM THE UNDERLYING MUTUAL FUND.

** EXCLUDING THE EFFECT OF THE EXPENSES OF THE UNDERLYING FUND PORTFOLIOS AND
   CHANGES MADE DIRECTLY TO CONTRACT HOLDER ACCOUNTS THROUGH THE REDEMPTION OF UNITS.

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


NOTE G -- SUBSEQUENT EVENTS

Effective January 1, 2002, American General Distributors, Inc., an affiliate of VALIC, became the distributor of the Separate Account contracts, however, all commissions are paid by VALIC.

Effective on or about January 1, 2002, SunAmerica Asset Management Corporation and AIG Global Investment Corporation, affiliates of the Company, became the investment sub-adviser to certain underlying Funds. AGIM no longer serves as investment sub-adviser to certain Funds.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                         CONTRACT FOR PORTFOLIO DIRECTOR
                                 CONTRACT SERIES

                            PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

   (a)       Financial Statements Filed with Part A:

   Selected Purchase Unit Data for each Fund

     Filed with Part B:

     (i)     Audited Financial Statements The Variable Annuity Life Insurance
             Company

             Report of Independent Auditors

             Consolidated Balance Sheets Consolidated Statements of Income

             Consolidated Statements of Changes in Stockholder Equity

             Consolidated Statements of Cash Flows

             Notes to Consolidated Financial Statements

     (ii)    Audited Financial Statements

        The Variable Annuity Life Insurance Company Separate Account A -

                Statement of Net Assets

                 Statement of Operations

                 Statements of Changes in Net Assets

                 Notes to Financial Statements

                Report of Independent Accountants

     All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions, are inapplicable, or the related information is included in the financial statements and therefore such schedules have been omitted.

PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements

All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions, are inapplicable, or the related information is included in the financial statements and therefore such schedules have been omitted.

(b) Exhibits

     1. Resolutions adopted by The Variable Annuity Life Insurance Company Board of Directors at its Annual Meeting of April 18, 1979 establishing The Variable Annuity Life Insurance Company Separate Account A.(1)
     2.         Not Applicable.
     3(a). Underwriting Agreement between The Variable Annuity Life Insurance Company, The Variable Annuity Life Insurance Company Separate Account A and The Variable Annuity Marketing Company.

     3(b).      Underwriting Agreement between The Variable Annuity Life
                Insurance Company, The Variable Annuity Life Insurance Company,
                The Variable Annuity Life Insurance Company Separate Account A
                and A.G. Distributors, Inc.(2)
     4(a).      Specimen Individual Annuity Contract. (Form UIT-194).(1)
     4(b)(i).   Specimen Group Annuity Contract. (Form UITG-194).(1)
     4(b)(ii).  Specimen Individual Non-Qualified Annuity Contract. (Form
                UITN-194).(1)
     4(b)(iii). Specimen Certificate of Participation under Group Annuity
                Contract (Form UITG-194P).(1)
     4(b)(iv).  Specimen Individual Retirement Account Annuity Contract.  (Form
                UIT-IRA-194).(1)
     4(b)(v).   Specimen Simplified Employee Pension Contract (Form
                UIT-SEP-194).(1)
     4(b)(vi).  Specimen Endorsement to Group Annuity Contract or Certificate of
                Participation under Group Annuity Contract.  (Form
                UITG-194-RSAC), effective upon issuance.(3)
     4(b)(vii). Specimen SIMPLE Individual Retirement Annuity Contract (Form
                UIT-SIMPLE-897).(4)
     4(b)(viii).Specimen Portfolio Director Endorsement to Individual Annuity
                Contract. (Form IPD-798).(4)
     4(b)(ix).  Specimen Portfolio Director Individual Retirement Annuity (IRA)
                Endorsement to Individual Retirement Account Annuity Contract.
                (Form IPDIRA-798).(4)
     4(b)(x).   Specimen Portfolio Director Non-Qualified Deferred Annuity
                (NQDA) Endorsement to Individual Non-Qualified Annuity Contract.
                (Form IPDN-798).(4)
     5(a)(i).   Specimen Application for Portfolio Director/Portfolio Director 2
                Fixed and Variable Annuity for use with all plan types except
                Individual Retirement Annuities (IRA), Simplified Employee
                Pension Plan (SEP), and Non-Qualified Deferred Annuities
                (NQDA).(5)
     5(a)(ii).  Specimen Application for Portfolio Director/Portfolio Director 2
                Fixed and Variable Annuity for use with Individual Retirement
                Annuities (IRA), Simplified Employee Pension Plans (SEP), and
                Non-Qualified Deferred Annuities (NQDA).(5)
     5(a)(iii). Specimen Application for Portfolio Director Plus Fixed and
                Variable Annuity for use with all plan types except NQDA.(4)
     5(a)(iv).  Specimen Application for Portfolio Director Plus Fixed and
                Variable Annuity for use with all plan types, primarily
                Non-Qualified.(4)
     5(b).      Specimen Group Master Application.(1)
     5(b)(i).   Specimen Portfolio Director Plus Group Master Application for
                use with all plan types except NQDA.(4)
     5(b)(ii).  Specimen Portfolio Director Plus Group Master Application for
                use with all plan types, primarily Non-Qualified.(4)
     6(a).      Copy of Amended and Restated Articles of Incorporation of The
                Variable Annuity Life Insurance Company.(1)
     6(b).      Copy of Amendment Number One to Amended and Restated Articles of
                Incorporation of The Variable Annuity Life Insurance Company (as amended through April 28, 1989) effective March 28, 1990(1)
     6(c).      Copy of Amended and Restated Bylaws of The Variable Annuity Life
                Insurance Company as amended through March 4, 1992.(3)
     7.         Not Applicable.
     8(a).      (1) Participation Agreement between The Variable Annuity Life
                Insurance Company and Templeton Variable Products Series Fund.
                (2) Form of Redacted Participation Agreement between Franklin
                Templeton Variable Insurance Products Trust, Franklin Templeton
                Distributors, Inc. and The Variable Annuity Life Insurance
                Company dated May 1, 2000.(2)
                (3) Master Shareholder Services Agreement between The Variable
                Annuity Life Insurance Company and Franklin Templeton Group of
                Funds.
                (4) Form of Redacted Administrative Services Agreement between
                The Variable Annuity Life Insurance Company and Franklin
                Templeton Services, Inc.
     8(b).      (1) Participation Agreement between The Variable Annuity Life
                Insurance Company and Dreyfus Variable Investment Fund.(1)
                (2) Agreement between The Variable Annuity Life Insurance
                Company and The Dreyfus Corporation dated July 1, 1997.(5)

                (3) Amendment No. 1 dated November 1, 1999 to Agreement between The Dreyfus Corporation and The Variable Annuity Life Insurance Company dated July 1, 1997.(2)
     8(c). (1) Order Transmission Agreement between The Variable Annuity Life Insurance Company and Scudder Service Corporation.(6)
                (2) Amendment to Order Transmission Agreement between The Variable Annuity Life Insurance Company and Scudder Service Corporation, effective July 1, 1997.(3)
     8(d). (1) Fund Participation Agreement between The Variable Annuity Life Insurance Company and Putnam Mutual Funds Corp.(6)
                (2) Amendment No. 1 to Fund Participation Agreement between The Variable Annuity Life Insurance Company and Putnam Mutual Funds Corp., effective August 18, 1997.(3)
     8(e). (1) Fund Participation Agreement between The Variable Annuity Life Insurance Company and Twentieth Century Investors Inc.(6)
                (2) Amendment No. 1 to Fund Participation Agreement between The Variable Annuity Life Insurance Company, American Century Mutual Funds, Inc. and American Century Investment Management, Inc., effective December 8, 1997.(3)
                (3) Amendment No. 2 dated January 1, 2000 to Fund Participation Agreement between The Variable Annuity Life Insurance Company, American Century Mutual Funds, Inc. and American Century Investment Management, Inc. dated April 30, 1996, as amended December 8, 1997.(2)
     8(f). (1) Participation Agreement between The Variable Annuity Life Insurance Company and Founders Growth Fund Inc.(6)
                (2) Amended and Restated Participation Agreement dated July 1, 1999 between Founders Funds, Inc., Premier Mutual Fund Services, Inc., Founders Asset Management, LLC and The Variable Annuity Life Insurance Company.(2)
                (3) Consent to Assignment between The Variable Annuity Life Insurance Company and Premier Mutual Fund Services, Inc. dated April 1, 1998.(5)
     8(g). (1) Participation Agreement between The Variable Annuity Life Insurance Company and Vanguard Group, Inc.(6)
                (2) Amendment No. 1 to Participation Agreement between The Variable Annuity Life Insurance Company and The Vanguard Group, Inc., effective July 17, 1998.(7)
     8(h). Agreement between The Variable Annuity Life Insurance Company and Neuberger & Berman Management Inc.(6)
     8(i). Agreement between The Variable Annuity Life Insurance Company and T. Rowe Price Investment Services, Inc., entered into October 1, 1998.(4)
     8(j)(i). Participation Agreement between The Variable Annuity Life Insurance Company and Evergreen Equity Trust, dated January 4, 1999.(8)
     8(j)(ii).  Form of Amendment No. 1 to Participation Agreement between The
                Variable Annuity Life Insurance Company and Evergreen Equity Trust dated October 2, 2000.(9)
     8(j)(iii). Form of Administrative Services Agreement between The Variable
                Annuity Life Insurance Company and Evergreen Investment Services, Inc. dated October 2, 2000.(9)
     8(k)(i). Form of Participation Agreement between The Variable Annuity Life Insurance Company, SIT Mutual Funds, Inc. and SIT Investment Associates, Inc. dated November 1, 2000.(9)
     8(k)(ii).  Form of Administrative Services Agreement between The Variable
                Annuity Life Insurance Company and SIT Investment Associates, Inc. dated November 1, 2000.(9)
     8(k)(iii). Form of Participation Agreement between The Variable Annuity
                Life Insurance Company, SIT MidCap Growth Fund, Inc. and SIT Investment Associates, Inc. dated November 1, 2000.(9)
     8(k)(iv).  Form of Administrative Services Agreement between The Variable
                Annuity Life Insurance Company and SIT Investment Associates, Inc. dated November 1, 2000.(9)
     8(l)(i). Form of Participation Agreement between The Variable Annuity Life Insurance Company, Ariel Investment Trust and Ariel Distributors, Inc. dated November 7, 2000.(9)
     8(l)(ii).  Form of Administrative Services Agreement between The Variable
                Annuity Life Insurance Company and Ariel Distributors, Inc.(9)
     8(m)(i). Form of Services Agreement between The Variable Annuity Life Insurance Company and Janus Service Corporation.(9)

     8(m)(ii).  Form of Participant Administrative Services Agreement between
                The Variable Annuity Life Insurance Company and Janus Service Corporation.(9)
     8(m)(iii). Form of Distribution and Shareholder Services Agreement between
                The Variable Annuity Life Insurance Company and Janus Distributors, Inc.(9)
     8(n)(i). Form of Participation Agreement between The Variable Annuity Life Insurance Company, INVESCO Stock Funds, Inc. and INVESCO Distributors, Inc.(9)
     8(n)(ii).  Form of Administrative Services Agreement between The Variable
                Annuity Life Insurance Company and INVESCO Funds Group, Inc.(9)
     8(o)(i). Form of Participation Agreement between The Variable Annuity Life Insurance Company, Warburg Pincus Small Company Growth Funds (common shares), Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc. dated October 2, 2000.(9)
     8(o)(ii).  Form of Administrative Services Agreement Letter between The
                Variable Annuity Life Insurance Company and Credit Suisse Asset Management, LLC dated October 2, 2000.(9)
     8(p)(i). Form of Participation Agreement between The Variable Annuity Life Insurance Company, Lou Holland Fund and HCM Investments, Inc. dated November 1, 2000.(9)
     8(p)(ii).  Form of Administrative Services Agreement between The Variable
                Annuity Life Insurance Company and Holland Capital Management, L.P. dated November 1, 2000.(9)
     8(q). Form of Agency Agreement between The Variable Annuity Life Insurance Company, MAS Funds, MAS Fund Distribution, Inc. and Miller Anderson & Sherrerd, LLP dated November 1, 2000.(9)
     9.         Not Applicable.
     10.        Consent of Independent Auditors. (Filed herewith)
     11.        Not Applicable.
     12.        Not Applicable.
     13. Calculation of standard and nonstandard performance information.(3)
     14. Listing and diagram of all persons directly or indirectly controlled by or under common control with Depositor. (Filed herewith)
     15. Supplemental Information Form which discloses Section 403(b)(11) withdrawal restrictions as set forth in a no-action letter issued by the SEC on November 28, 1988, and which requires the signed acknowledgement of participants who purchase Section 403(b) annuities with regard to these withdrawal restrictions.(12)

    (1) Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on March 1, 1996.

    (2) Incorporated by reference to Post-Effective Amendment No. 17 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 26, 2000.

    (3) Incorporated by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on December 23, 1997.

    (4) Incorporated by reference to Post-Effective Amendment No. 15 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on December 17, 1998.

    (5) Incorporated by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 29, 1998.

    (6) Incorporated by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on June 28, 1996.

    (7) Incorporated by reference to Post-Effective Amendment No. 14 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on September 11, 1998.

    (8) Incorporated by reference to Post-Effective Amendment No. 16 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 26, 1999.

    (9) Incorporated by reference to Post-Effective Amendment No. 18 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on November 3, 2000.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company as of March 20, 2002 are set forth below. The business address of each officer and director is 2929 Allen Parkway, Houston, Texas 77019.

NAMES AND PRINCIPAL              POSITIONS AND OFFICES
BUSINESS ADDRESS                 HELD WITH DEPOSITOR
---------------                   -------------------
   OFFICER                       TITLE
   -------                       -----
   John A. Graf                  Chairman & Director
   Robert P. Condon              President & Director
   David Entrekin                Executive Vice President & Chief Financial Officer & Director
   Bruce R. Abrams               Director
   M. Kathleen Adamson           Executive Vice President - Operations Administration & Director
   Michael J. Akers              Senior Vice President & Chief Actuary & Director
   Rebecca G. Campbell           Senior Vice President - Human Resources & Director
   Mary L. Cavanaugh             Executive Vice President, General Counsel & Secretary & Director
   Jennifer D. Cobbs             Executive Vice President - Marketing
   Randall W. Epright            Executive Vice President & Chief Information Officer
   David H. den Boer             Senior Vice President & Chief Compliance Officer
   Sharla A. Jackson             Senior Vice President - Customer Service Amarillo
   Traci P. Langford             Senior Vice President - Institutional Marketing
   Richard Lindsay               Senior Vice President - Marketing
   Rosalia Nolan                 Senior Vice President - Institutional Services
   Lilian Caliman                Senior Vice President - Information Technology
   Joeseph P. Girgenti           Senior Vice President - Sales Support
   Thomas G. Norwood             Senior Vice President - Broker/Dealer Operations
   Robert E. Steele              Senior Vice President - Specialty Products
   Richard L. Bailey             Vice President - Group Actuarial
   Mary C. Birmingham            Vice President - Group Plan Services
   James D. Bonsall              Vice President - Financial Systems
   Gregory Stephen Broer         Vice President - Actuarial
   Richard A. Combs              Vice President - Actuarial
   Neil J. Davidson              Vice President - Actuarial
   Terry B. Festervand           Vice President & Treasurer
   Daniel Fritz                  Vice President - Actuarial
   Michael D. Gifford            Vice President - Case Development
   Joan M. Keller                Vice President - Client Service Processing
   Calvin King                   Vice President - North Houston CCC
   Edward P. Millay              Vice President & Controller
   Cindy Moore                   Vice President - Budget & Expense Management
   Rembert R. Owen, Jr.          Vice President & Assistant Secretary
   Keith Schlosser               Vice President - Sales Executive Administration
   Richard W. Scott              Vice President & Chief Investment Officer
   Nancy K. Shumbera             Vice President - Business Solution Development


                                      C-5

   Brenda Simmons                Vice President - Client Contribution Services
   Paula K. Flatt Snyder         Vice President - Marketing Communications
   James P. Steele               Vice President - Specialty Products
   Krien Verberkmoes             Vice President - Sales Compliance
   Ted Kennedy                   Vice President - Government Relations
   William Fish                  Investment Officer
   Roger E. Hahn                 Investment Officer
   Gordon S. Massie              Investment Officer
   Richard Mercante              Investment Officer
   Craig R. Mitchell             Investment Officer
   Alan Nussenblatt              Investment Officer
   Scott Richland                Investment Officer
   Sam Tillinghast               Investment Officer
   W. Larry Mask                 Real Estate Investment Officer & Assistant Secretary
   Dan Cricks                    Tax Officer
   Kurt Bernlohr                 Assistant Secretary
   Tracey Harris                 Assistant Secretary
   Connie E. Pritchett           Assistant Secretary
   Frederick J. Sdao             Assistant Secretary
   Katherine Stoner              Assistant Secretary
   Bonnie Finley                 Assistant Treasurer
   Paul Hoepfl                   Assistant Treasurer
   Louise McNeal                 Assistant Treasurer
   Kristy L. McWilliams          Assistant Treasurer
   Linda Pinney                  Assistant Treasurer
   Tara S. Rock                  Assistant Treasurer
   Carolyn Roller                Assistant Treasurer
   Diana Smirl                   Assistant Treasurer
   Marilyn S. Zlotnick           Assistant Controller
   Robert A. Demchak             Administrative Officer
   Ted D. Hennis                 Administrative Officer
   William R. Keller, Jr.        Administrative Officer
   Fred M. Lowery                Administrative Officer
   Michael M. Mead               Administrative Officer
   Steven Mueller                Administrative Officer
   Kathryn T. Smith              Administrative Officer

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of The Variable Annuity Life Insurance Company (Depositor). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor of the Registrant, see Exhibit 14 of the Registration Statement of Registrant, filed herewith. The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787, accession number 0000950123-02-003222, filed April 1, 2002.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 31, 2002:

                                           QUALIFIED                          NON-QUALIFIED
                                           CONTRACTS                            CONTRACTS

                                 GROUP               INDIVIDUAL            GROUP             INDIVIDUAL
Portfolio Director:              134,218              154,459              13,732               0
Portfolio Director 2:            398,662              327,436              46,129               1
Portfolio Director Plus:         215,632               31,682              23,339               0

ITEM 28. INDEMNIFICATION

Set forth below is a summary of the general effect of applicable provisions of the Depositor's Bylaws regarding indemnification of, and advancement of legal expenses to, the Depositor's officers, directors and employees (collectively, "Indemnitees"). The Depositor shall indemnify any Indemnitee who was or is a named defendant or respondent or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (including any action by or in the right of the Depositor), or any appeal of such action, suit or proceeding and any inquiry or investigation that could lead to such an action, suit or proceeding, by reason of the fact that the Indemnitee is or was a director, or officer or employee of the Depositor, or is or was serving at the request of the Depositor as a director, officer, partner, venturer, proprietor, trustee, employee, or similar functionary of another foreign or domestic corporation or nonprofit corporation, partnership, joint venture, sole proprietorship, trust, employee benefit plan or other enterprise, against judgments, penalties (including excise and similar taxes), fines, amounts paid in settlement, and reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection with such action, suit or proceeding, if Indemnitee acted in good faith and in a manner he reasonably believed, (i) in the case of conduct in his official capacity as a director of the Depositor, to be in the best interests of the Depositor and (ii) in all other cases, to be not opposed to the best interests of the Depositor; and, with respect to any criminal action or proceeding, if Indemnitee had no reasonable cause to believe his conduct was unlawful; provided, however that in the case of any threatened, pending or completed action, suit or proceeding by or in the right of the Depositor, the indemnity shall be limited to reasonable expenses (including court costs and attorneys' fees) actually incurred in connection with such action, suit or proceeding; and no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Depositor or liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity as a director or officer. The termination of any action, suit or proceeding by judgment, order, settlement, or conviction, or on a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the Indemnitee did not act in good faith and in a manner which Indemnitee reasonably believed to be in the best interests of the Depositor; and, with respect to any criminal action or proceeding, shall not create a presumption that the person had reasonable cause to believe that his conduct was unlawful.

Where an Indemnitee of the Depositor or other person entitled to indemnity hereunder has been wholly successful, on the merits or otherwise, in defense of any such action, suit or proceeding, Indemnitee shall be indemnified against reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection therewith.

Any indemnification (unless otherwise ordered by a court of competent jurisdiction) shall be made by the Depositor only as authorized in a specific case upon a determination that the applicable standard of conduct has been met. Such determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors who at the time of the vote have not been named as defendants or respondents in such action, suit or proceeding, or
(ii) if such a quorum cannot be obtained, by a majority vote of a committee of the Board of Directors, designated to act in the matter by a majority vote of all directors, consisting solely of two or more directors who at the time of the vote are not named defendants or respondents in such action, suit or proceeding, or (iii) by special legal counsel selected by the Board of Directors (or a committee thereof) by vote in the manner set forth in subparagraphs (i) and (ii) immediately above or if such a quorum cannot be obtained and such a committee cannot be established, by a majority vote of all directors, or (iv) by the shareholders in a vote that excludes the shares held by any Indemnitee who is named as a defendant or respondent in such action, suit or proceeding.

Reasonable expenses incurred by an Indemnitee of the Depositor or other person entitled to indemnity hereunder, who was, is or is threatened to be made a named defendant or respondent in any such action, suit or proceeding described above may be paid by the Depositor in advance of the final disposition thereof upon
(i) receipt of a written affirmation by the Indemnitee of his good faith belief that he has met the standard of conduct necessary for indemnification under this article and a written undertaking by or on behalf of the Indemnitee to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Depositor as authorized under this article and (ii) a determination that the facts then known to those making the determination would not preclude indemnification under this article.

Notwithstanding any other provision of this article, the Depositor may pay or reimburse expenses incurred by any Indemnitee of the Depositor or any other person entitled to indemnity hereunder in connection with his appearance as a witness or other participation in any action, suit or a proceeding described above at a time when he is not named defendant or respondent in such action, suit or proceeding.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification by the Depositor is against public policy, as expressed in the Act, and therefore may be unenforceable. In the event (a) that a claim for such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person; and (b) the Securities and Exchange Commission is still of the same opinion that the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit such cause to a court of appropriate jurisdiction, the question of whether such indemnification by the Depositor is against public policy as expressed in the Act will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) American General Distributors, Inc. ("AGDI") acts as exclusive distributor and principal underwriter of the Registrant.

(b) The following information is furnished with respect to each officer and director of AGDI. Unless otherwise indicated, the principal business address of each individual listed below is 2929 Allen Parkway, Houston, Texas 77019:

                            POSITION AND OFFICES
                            WITH UNDERWRITER
NAME AND PRINCIPAL          AMERICAN GENERAL
BUSINESS ADDRESS            DISTRIBUTORS, INC.
------------------          --------------------

Robert P. Condon            Director, Chief Executive Officer and President

Mary L. Cavanaugh           Director and Assistant Secretary

David H. den Boer           Director, Senior Vice President and Secretary

Jennifer D. Cobbs           Executive Vice President

Krien VerBerkmoes           Chief Compliance Officer

John Reiner                 Chief Financial Officer and Treasurer

Robyn Galerston             Assistant Vice President-Sales Literature Review

Daniel R. Cricks            Tax Officer

James D. Bonsall            Assistant Treasurer

Kurt Bernlohr               Assistant Secretary

Tracey Harris               Assistant Secretary

(c) AGDI is the principal underwriter for the Registrant. The licensed agents who sell the forms of Contract covered by this registration statement are compensated for such sales by commissions paid by the Depositor. These commissions do not result in any charge to the Registrant or to Contract Owners, Participants, Annuitants or Beneficiaries in addition to the charges described in the prospectuses for the Contract.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be in the physical possession of:

           The Variable Annuity Life Insurance Company
           2929 Allen Parkway
           Houston, Texas 77019

ITEM 31. MANAGEMENT SERVICES

There have been no management-related services provided to the Separate Account for the last three fiscal years.

ITEM 32. UNDERTAKINGS

a. VALIC hereby commits itself, on behalf of the Contract Owners, to the following undertakings:

    1. To file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

    2. To include as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information;

    3. To deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request. The Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

c. Additional Commitments

The Tax Reform Act of 1986 added to the Internal Revenue Code a new Section 403(b)(11) which applies to tax years beginning after December 31, 1988. This paragraph provides that withdrawal restrictions apply to contributions made and interest earned subsequent to December 31, 1988. Such restrictions require that distributions not begin before age 59 1/2, separation from service, death, disability, or hardship (only employee contributions without accrued interest may be withdrawn in case of hardship). These withdrawal restrictions appear in the Section "Federal Tax Matters" in either the Prospectus or the Statement of Additional Information for Contracts of this Registration Statement. The Company relies on a no-action letter issued by the Securities and Exchange Commission on November 28, 1988 stating that no enforcement action would be taken under sections 22(e), 27(c)(1), or 27(d) of the Investment Company Act of 1940 (the "Act") if, in effect, the Company permits restrictions on cash distributions from elective contributions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code in accordance with the following conditions:

    (1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the Contract;

    (2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the Contract;

    (3) Instruct sales representatives who solicit participants to purchase the Contract specifically to being the redemption restrictions imposed by
    Section 403(b)(11) to the attention of the potential participants;

    (4) Obtain from each plan participant who purchases a Section 403(b) annuity Contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Company has complied, and is complying, with the provisions of paragraphs
(1)-(4) above.

The Company relies on Rule 6c-7 of the Act which states that a registered separate account, and any depositor of or underwriter for such account, shall be exempt from the provisions of sections 22(e), 27(c)(1) and 27(d) of the Act with respect to this Contract participating in this account to the extent necessary to permit compliance with the Texas Optional Retirement Program (Program) in accordance with the following conditions:

    (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

    (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of this Contract to Program participants;

    (c) instruct salespeople who solicit Program participants to purchase this Contract specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants;

    (d) obtain from each Program participant who purchases this Contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

The Company has complied, and is complying, with the provisions of paragraphs
(a)-(d) above.

The Company relies on an order issued by the Securities and Exchange Commission on May 19, 1993 exempting it from the provisions of section 22(e), 27(c)(1) and 27(d) of the Act with respect to this Contract participating in this account to the extent necessary to permit compliance with the Optional Retirement Program of the State University

System of Florida ("Florida ORP") as administered by the Division of Retirement of the Florida Department of Management Services ("Division") in accordance with the following conditions:

    (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in each registration statement, including the prospectus, relating to the Contracts issued in connection with the Florida ORP;

    (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in any sales literature used in connection with the offer of Contracts to Eligible Employees;

    (c) instruct salespeople who solicit Eligible Employees to purchase the Contracts specifically to bring the restrictions on redemption imposed by the Division to the attention of the Eligible Employees;

    (d) obtain from each Participant in the Florida ORP who purchases a Contract, prior to or at the time of such purchase, a signed statement acknowledging the Participant's understanding: (i) of the restrictions on redemption imposed by the Division, and (ii) that other investment alternatives are available under the Florida ORP, to which the Participant may elect to transfer his or her Contract values.

The Company has complied, and is complying, with the provisions of paragraphs
(a)-(d) above.

                               POWERS OF ATTORNEY

    Each person whose signature appears below hereby appoints Mary L. Cavanaugh, Kurt Bernlohr and Katherine Stoner and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                   SIGNATURES

    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Variable Annuity Life Insurance Company Separate Account A, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 25th day of April 2002.


                                        THE VARIABLE ANNUITY LIFE INSURANCE
                                        COMPANY SEPARATE ACCOUNT A
                                        (Registrant)

                              BY:       THE VARIABLE ANNUITY LIFE INSURANCE
                                        COMPANY
                                        (On behalf of the Registrant and itself)




                              BY:       /s/ Mary L. Cavanaugh
                                        ------------------------------------
                                        Mary L. Cavanaugh
                                        Executive Vice President, General
                                          Counsel and Secretary

[SEAL]




ATTEST:     /s/ Katherine Stoner
            -------------------------
            Katherine Stoner
            Assistant Secretary

    As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


SIGNATURE                   TITLE                              DATE
---------                   -----                              ----


/s/ John A. Graf            Director, Chairman and             April 25, 2002
----------------------      Chief Executive Officer
John A. Graf



/s/ David Entrekin          Director, Executive Vice           April 25, 2002
----------------------      President, Chief Financial
David Entrekin              Officer and Principal
                            Accounting Officer



/s/ Bruce R. Abrams         Director                           April 25, 2002
----------------------
Bruce R. Abrams



/s/ M. Kathleen Adamson     Director                           April 25, 2002
----------------------
M. Kathleen Adamson



/s/ Michael J. Akers        Director                           April 25, 2002
----------------------
Michael J. Akers


/s/ Rebecca G. Campbell     Director                           April 25, 2002
----------------------
Rebecca G. Campbell



/s/ Mary L. Cavanaugh       Director                           April 25, 2002
----------------------
Mary L. Cavanaugh



/s/ Robert P. Condon        Director                           April 25, 2002
----------------------
Robert P. Condon

                                INDEX TO EXHIBITS
                                       TO
                                    FORM N-4
                                       FOR
                               SEPARATE ACCOUNT A
                                       OF
                              THE VARIABLE ANNUITY
                             LIFE INSURANCE COMPANY



EXHIBIT NO.

10.    Consent of Independent Auditors

14. Listing and diagram of all persons directly or indirectly controlled by or under common control with Depositor